UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   -----------

                                   FORM N-CSRS

                                   -----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-05059

                                 HIGHMARK FUNDS
               (Exact name of registrant as specified in charter)

                                   -----------

                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
               (Address of principal executive offices) (Zip code)

                               John M. Loder, Esq.
                                Ropes & Gray LLP
                       One Embarcadero Center, Suite 2200
                             San Francisco, CA 94111
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-433-6884

                     DATE OF FISCAL YEAR END: JULY 31, 2007

                   DATE OF REPORTING PERIOD: JANUARY 31, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.


                                                                JANUARY 31, 2007

HIGHMARK
   The smarter approach to investing.

SEMI-ANNUAL
------------------
            REPORT

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[HIGHMARK FUNDS LOGO OMITTED](R)

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                                                               TABLE OF CONTENTS

management's discussion of fund performance
      balanced fund ......................................................     2
      cognitive value fund ...............................................     4
      core equity fund ...................................................     6
      enhanced growth fund ...............................................     8
      international opportunities fund ...................................    10
      large cap growth fund ..............................................    12
      large cap value fund ...............................................    14
      small cap growth fund ..............................................    16
      small cap value fund ...............................................    18
      value momentum fund ................................................    20
      capital growth allocation fund .....................................    22
      diversified equity allocation fund .................................    24
      growth & income allocation fund ....................................    26
      income plus allocation fund ........................................    28
      bond fund ..........................................................    30
      california intermediate tax-free bond fund .........................    32
      national intermediate tax-free bond fund ...........................    34
      short term bond fund ...............................................    36
      california tax-free money market fund ..............................    38
      taxable money market funds .........................................    39

disclosure of fund expenses ..............................................    40

schedules of investments .................................................    43

statements of assets and liabilities .....................................   106

statements of operations .................................................   110

statements of changes in net assets ......................................   114

financial highlights .....................................................   120

notes to financial statements ............................................   130

board approval of the existing advisory and sub-advisory agreements ......   147

fund information .........................................................   150

service providers & board of trustees ....................................   156

[HIGHMARK FUNDS LOGO OMITTED](R)

This report and the financial statements contained herein are submitted for the general information of HighMark Funds' shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Shares of HighMark Funds are not deposits or obligations of, or guaranteed by Union Bank of California, N.A., or any of its subsidiaries or affiliates. Such shares are also not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Investments in shares of mutual funds involve risk, including the possible loss of principal. SEI Investments Distribution Co. serves as Distributor for HighMark Funds and is not affiliated with the Adviser of HighMark Funds, HighMark Capital Management, Inc., or with Union Bank of California, N.A.

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                        TOP TEN HOLDINGS*

COMPANY                                             % OF
                                                 PORTFOLIO**

GENERAL ELECTRIC                                     3.5%

EXXON MOBIL                                          2.8%

CITIGROUP                                            2.7%

MICROSOFT                                            2.2%

BANK OF AMERICA                                      2.0%

JPMORGAN CHASE                                       2.0%

MERRILL LYNCH                                        1.9%

AMERICAN INTERNATIONAL GROUP                         1.8%

CISCO SYSTEMS                                        1.7%

PROCTER & GAMBLE                                     1.7%

                        FUND SECTORS

SECTOR                                              % OF
                                                 PORTFOLIO**

FINANCIALS                                          18.4%

U.S. GOVERNMENT AGENCY OBLIGATIONS                  12.5

INFORMATION TECHNOLOGY                              11.8

CONSUMER DISCRETIONARY                               9.7

HEALTH CARE                                          9.6

INDUSTRIALS                                          8.7

CONSUMER STAPLES                                     7.2

ENERGY                                               6.3

U.S. TREASURY OBLIGATIONS                            3.4

REPURCHASE AGREEMENTS                                3.3

TELECOMMUNICATIONS                                   2.3

UTILITIES                                            2.2

MATERIALS                                            1.7

ASSET-BACKED SECURITIES                              1.5

FOREIGN GOVERNMENTS                                  1.0

REAL ESTATE INVESTMENT TRUST                         0.4

 * EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.
** EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM
   SECURITIES LENDING.

BALANCED FUND

      PERFORMANCE

      For the semi-annual period ending January 31, 2007, HighMark Balanced Fund (the "Fund") produced a total return of 9.39% (Fiduciary Shares). In comparison, for the same period the unmanaged S&P 500 Composite Index returned 13.75%, the Lehman Brothers U.S. Aggregate Bond Index returned 3.65%, and the unmanaged blended index of 60% S&P 500 Composite Index and 40% Lehman Brothers U.S. Aggregate Bond Index returned 9.62%.

      FACTORS AFFECTING PERFORMANCE

      The first six months of the fiscal period were marked by the strong performance of the U.S. economy. Despite a weak housing market and the ongoing war in Iraq, productivity was healthy, inflation was relatively low, job growth remained steady and capital spending continued.

      Stocks outperformed bonds by a wide margin during the period. The S&P 500 Composite Index returned 13.75% versus the Lehman Brothers U.S. Aggregate Bond Index return of 3.65%. Treasury 10-year bond yields dipped from 5.0% to 4.6% before recovering to close at 4.8%. Corporate bonds outperformed Treasuries as credit spreads continued to narrow over the period. Sectors that led the equity market higher included consumer discretionary, information technology and basic materials. Energy stocks, consumer staples and health care underperformed other equity sectors. International stocks also performed well, but emerging market equities performed even better, with a return of 20.4%.

      The Fund slightly underperformed the S&P 500 Composite Index's return for the period. Its overweight to equities added to performance but was offset by a slight underperformance of the fixed income sub-portfolio. Holdings that positively contributed to Fund performance included Nordstrom, Cisco Systems, Coach and Goldman Sachs. Holdings that negatively impacted performance include Suncor Energy, Halliburton and SLM.

      For fixed-income investors, the Fund slightly underperformed its benchmark, the Lehman Brothers U.S. Aggregate Bond Index, during the period. The Fund benefited from its overweight to mortgage-backed risk relative to Treasuries, but the Fund's exposure to interest rate risk was less than the overall market. As interest rates declined, this exposure resulted in a slight detraction from performance.

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HIGHMARK BALANCED FUND
INVESTMENT OBJECTIVE

THE HIGHMARK BALANCED FUND SEEKS CAPITAL APPRECIATION AND INCOME, WITH A SECONDARY INVESTMENT OBJECTIVE OF CONSERVATION OF CAPITAL.

[PHOTO OMITTED]

PORTFOLIO MANAGER
DAVID GOERZ
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OMITTED]

PORTFOLIO MANAGER
KENNETH WEMER
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OMITTED]

PORTFOLIO MANAGER
JACK MONTGOMERY
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK BALANCED FUND VERSUS THE S&P 500 COMPOSITE INDEX, THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX, AN UNMANAGED BLENDED INDEX OF 60% S&P 500 COMPOSITE INDEX AND 40% THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX AND THE MORNINGSTAR MODERATE ALLOCATION CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

 PLOT POINTS ARE AS FOLLOWS:

                                                                                                                      Morningstar
         HighMark         HighMark         HighMark         HighMark        60/40 Hybrid    S&P 500  Lehman Brothers    Moderate
      Balanced Fund,    Balanced Fund,   Balanced Fund,   Balanced Fund, of the following  Composite  U.S. Aggregate   Allocation
     Fiduciary Shares   Class A Shares   Class B Shares   Class C Shares    two indices      Index      Bond Index      Category
7/31/96 $10,000           $ 9,450           $10,000          $10,000          $10,000       $10,000      $10,000        $10,000
7/97     13,047            12,293            13,047           13,047           13,428        15,214       11,076         12,928
7/98     14,001            13,168            13,959           14,001           15,417        18,149       11,948         14,192
7/99     15,395            14,437            15,203           15,395           17,495        21,815       12,245         15,600
7/00     15,746            14,730            15,405           15,654           18,900        23,772       12,976         16,641
7/01     14,825            13,824            14,374           14,602           18,155        20,365       14,623         16,496
7/02     12,714            11,824            12,215           12,412           15,995        15,553       15,724         14,508
7/03     13,642            12,669            12,996           13,205           17,453        17,209       16,576         15,702
7/04     14,735            13,640            13,908           14,128           19,181        19,476       17,379         17,123
7/05     16,108            14,877            15,064           15,292           21,170        22,212       18,211         19,197
7/06     16,715            15,401            15,501           15,738           21,985        23,407       18,477         20,143
1/07     18,285            16,817            16,871           17,133           24,100        26,626       19,151         22,093

--------------------------------------------------------------------------------------------------------------------------
                                                              ANNUALIZED      ANNUALIZED      ANNUALIZED      ANNUALIZED
                                 SIX MONTH      ONE YEAR        3 YEAR          5 YEAR          10 YEAR         SINCE
                                   RETURN        RETURN         RETURN          RETURN          RETURN        INCEPTION
--------------------------------------------------------------------------------------------------------------------------
Fiduciary Shares                   9.39%         10.17%          6.62%           4.95%           4.74%           7.77%
--------------------------------------------------------------------------------------------------------------------------
Class A Shares                     9.20%          9.85%          6.35%           4.69%           4.47%           7.57%+
--------------------------------------------------------------------------------------------------------------------------
Class A Shares with load*          3.17%          3.80%          4.37%           3.50%           3.89%           7.20%+
--------------------------------------------------------------------------------------------------------------------------
Class B Shares                     8.84%          9.16%          5.65%           4.02%           3.90%+          7.23%+
--------------------------------------------------------------------------------------------------------------------------
Class B Shares with load**         3.84%          4.16%          4.75%           3.67%           3.90%+          7.23%+
--------------------------------------------------------------------------------------------------------------------------
Class C Shares                     8.86%          9.19%          5.65%           4.01%           4.06%+          7.33%+
--------------------------------------------------------------------------------------------------------------------------
Class C Shares with load***        7.86%          8.19%          5.65%           4.01%           4.06%+          7.33%+
--------------------------------------------------------------------------------------------------------------------------

  + The performance presented links the performance of Fiduciary Shares from February 1, 1991 with the performance of Class A Shares on November 13, 1992, Class B Shares on February 2, 1998 and Class C Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the CDSC applicable to Class A, Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.
  *   Reflects 5.50% front-end sales charge.
 **   Reflects maximum CDSC of 5.00%.
*** Reflects a sales charge of 1.00%. The Class C front-end sales charge was discontinued February 25, 2004. Class C shares continue to be subject to a CDSC of 1.00%.
      Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Performance presented from February 1, 1991 (commencement of operations of Fiduciary Shares) to November 13, 1992 (commencement of Class A Shares) to April 25, 1997 reflects the performance of the Stepstone Balanced Fund.

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                        TOP TEN HOLDINGS*

COMPANY                                              % OF
                                                 PORTFOLIO**

ISHARES RUSSELL 2000 VALUE INDEX FUND                1.9%

ISHARES S&P SMALLCAP 600/BARRA VALUE INDEX FUND      1.9%

NORTHSTAR REALTY FINANCE REIT                        1.0%

ACUITY BRANDS                                        1.0%

CASH AMERICA INTERNATIONAL                           1.0%

VALMONT INDUSTRIES                                   0.9%

EMCOR GROUP                                          0.9%

TENNANT                                              0.8%

J&J SNACK FOODS                                      0.8%

ZENITH NATIONAL INSURANCE                            0.8%

                        FUND SECTORS

SECTOR                                              % OF
                                                 PORTFOLIO**

FINANCIALS                                          20.5%

INDUSTRIALS                                         18.3

CONSUMER DISCRETIONARY                              14.8

INFORMATION TECHNOLOGY                              12.6

MATERIALS                                            7.4

ENERGY                                               6.3

HEALTH CARE                                          5.5

CONSUMER STAPLES                                     4.2

UTILITIES                                            4.1

REGULATED INVESTMENT COMPANY                         4.0

REPURCHASE AGREEMENT                                 1.6

TELECOMMUNICATIONS                                   0.7

 *  EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.
** EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

COGNITIVE VALUE FUND

      PERFORMANCE

      For the semi-annual period ending January 31, 2007, HighMark Cognitive Value Fund (the "Fund") produced a total return of 13.10% (Class M Shares). In comparison, the unmanaged S&P SmallCap 600/Citigroup Value Index returned 15.10% for the same period.

      FACTORS AFFECTING PERFORMANCE

      Heading into 2006's hurricane season, the Fund was slightly underweight in insurance stocks when compared with its competitors, and it remained so throughout the third quarter. The thesis was that investors would overreact to an active hurricane season in the U.S., presumably pushing down the prices of insurance stocks. The Fund's management hoped to capitalize on this expected overreaction by purchasing insurance stocks as investor fears peaked. The lack of meaningful hurricane activity boosted the price of insurance stocks, making the cost of securities purchased slightly more for the Fund than for that of its competitors.

      Generally, the Fund attempts to neutralize sector bets in the small cap value funds with which it competes. At times, competitor sector weights deviate from the Fund's benchmark weights. During the third quarter of 2006, competitors were notably overweight in the financial, energy and consumer discretionary sectors and underweight in the utility, industrial and technology sectors. Of the overweight sectors, the consumer discretionary sector did well, while energy and finance both underperformed. Of the underweight sectors, utilities underperformed, but industrials and technology both outperformed. On balance, competitor sector bets were counterproductive and, consequently, affected the Fund's performance in relation to the benchmark.

      Moving into the latter half of the period, the Fund's quantitative behavioral model moderately added to performance. Excessive optimism factors were successful. Overreaction factors worked better than under reaction factors. Overall, qualitative behavioral bets on individual stocks were helpful for the period. Competitors remained notably overweight in the financial, energy and consumer discretionary sectors and underweight in the utility, industrial and technology sectors. Of the overweight sectors, consumer discretionary and energy did well, but the finance sector underperformed. Of the underweight sectors, technology underperformed, but utilities and industrials both outperformed.

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HIGHMARK COGNITIVE VALUE FUND
INVESTMENT OBJECTIVE

THE HIGHMARK COGNITIVE VALUE FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

[PHOTO OMITTED]

TEAM LEADER
TOM MUDGE
BAILARD, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK COGNITIVE VALUE FUND VERSUS THE S&P SMALLCAP 600/CITIGROUP VALUE INDEX AND THE MORNINGSTAR SMALL VALUE CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

PLOT POINTS ARE AS FOLLOWS:

              HighMark             HighMark              HighMark               HighMark            S&P SmallCap     Morningstar
        Cognitive Value Fund, Cognitive Value Fund, Cognitive Value Fund, Cognitive Value Fund,    600/Citigroup     Small Value
          Class M Shares        Fiduciary Shares       Class A Shares        Class C Shares         Value Index        Category
5/31/01      $10,000              $10,000                $ 9,450               $10,000               $10,000           $10,000
7/01          10,070               10,057                  9,509                10,046                10,343           10,567
7/02           9,528                9,494                  8,954                 9,412                 9,428            9,267
7/03          10,412               10,350                  9,738                10,185                10,879           10,519
7/04          12,358               12,255                 11,502                11,970                13,201           11,464
7/05          15,317               15,154                 14,186                14,690                16,614           12,780
7/06          16,551               16,361                 15,280                15,721                17,763           13,256
1/07          18,720               18,488                 17,238                17,675                20,446           15,028

----------------------------------------------------------------------------------------------------------
                                                              ANNUALIZED      ANNUALIZED      ANNUALIZED
                                SIX MONTH      ONE YEAR         3 YEAR          5 YEAR           SINCE
                                  RETURN       RETURN(1)        RETURN          RETURN         INCEPTION
----------------------------------------------------------------------------------------------------------
Fiduciary Shares                  13.00%         13.00%+         14.07%+         11.90%+         11.46%+
----------------------------------------------------------------------------------------------------------
Class A Shares                    12.81%         12.73%+         13.77%+         11.59%+         11.18%+
----------------------------------------------------------------------------------------------------------
Class A Shares with load*          6.59%          6.51%+         11.63%+         10.33%+         10.07%+
----------------------------------------------------------------------------------------------------------
Class C Shares                    12.43%         11.91%+         13.11%+         11.00%+         10.56%+
----------------------------------------------------------------------------------------------------------
Class C Shares with load**        11.43%         10.91%+         13.11%+         11.00%+         10.56%+
----------------------------------------------------------------------------------------------------------
Class M Shares                    13.10%         13.10%+         14.26%          12.11%          11.69%
----------------------------------------------------------------------------------------------------------

 + The performance presented links the performance of Class M Shares from May 30, 2001 with the performance of Class A and Class C Shares on April 3, 2006 and Fiduciary Shares on July 3, 2006. Class M Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.
 *    Reflects 5.50% front-end sales charge.
**    Reflects a sales charge of 1.00%.
      Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.
(1) On April 3, 2006, HighMark Funds acquired the assets and assumed the identified liabilities of Bailard Cognitive Value Fund (see Note 9 in notes to financial statements). The fiscal year end of Bailard Cognitive Value Fund, the predecessor fund to HighMark Cognitive Value Fund, was September 30. The fiscal year end of the successor HighMark Fund is July
      31. Fiduciary Shares commenced operations on July 3, 2006. Class A and Class C Shares commenced operations on April 3, 2006. Fiduciary, Class A and Class C returns, from commencement of operations through July 31, 2006, can be found in the financial highlights section of this report. The return for Class M Shares, from September 30, 2005 through July 31, 2006, can be found in the financial highlights section of this report.

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                        TOP TEN HOLDINGS*

COMPANY                                              % OF
                                                 PORTFOLIO**

CITIGROUP                                            3.5%

PFIZER                                               3.1%

MORGAN STANLEY                                       2.9%

NORTHROP GRUMMAN                                     2.9%

GOLDMAN SACHS GROUP                                  2.8%

NATIONAL CITY                                        2.7%

SAFEWAY                                              2.7%

TYCO INTERNATIONAL                                   2.7%

MICROSOFT                                            2.7%

CIGNA                                                2.3%

                        FUND SECTORS

SECTOR                                               % OF
                                                 PORTFOLIO**

FINANCIALS                                          21.4%

INFORMATION TECHNOLOGY                              16.7

INDUSTRIALS                                         12.1

HEALTH CARE                                         11.8

CONSUMER DISCRETIONARY                              10.9

CONSUMER STAPLES                                     8.9

ENERGY                                               8.4

MATERIALS                                            3.3

TELECOMMUNICATIONS                                   3.0

UTILITIES                                            3.0

REPURCHASE AGREEMENT                                 0.5

 *  EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.
** EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

CORE EQUITY FUND

      PERFORMANCE

      For the semi-annual period ending January 31, 2007, HighMark Core Equity Fund (the "Fund") produced a total return of 15.46% (Fiduciary Shares). In comparison, the unmanaged S&P 500 Composite Index returned 13.75% for the same period.

      FACTORS AFFECTING PERFORMANCE

      The first six months of the fiscal period were marked by the strong performance of the U.S. economy. Despite a weak housing market and the ongoing war in Iraq, productivity was healthy, inflation was relatively low, job growth remained steady and capital spending continued.

      Stocks outperformed bonds by a wide margin during the period. The S&P 500 Composite Index returned 13.75% versus the Lehman Brothers U.S. Aggregate Bond Index return of 3.65%. Treasury 10-year bond yields dipped from 5.0% to 4.6% before recovering to close at 4.8%. Corporate bonds outperformed Treasuries as credit spreads continued to narrow. Sectors that lead the equity market higher included consumer discretionary, information technology and basic materials. Energy stocks, consumer staples and health care underperformed other equity sectors. International stocks also performed well, but emerging market equities performed even better, with a return of 20.4%.

      In 2006, the Fund's annual return of 20.87% outperformed the S&P 500 Composite Index by 5.07%. Stock selection was a primary driver of Fund performance. Stocks that contributed most to performance were Goldman Sachs (one of the Fund's largest stock holdings), Cigna, Synopsys and Safeway. While stock selection overall was positive, the Fund did have some disappointing positions that did not perform as expected. These stocks were Nabors Industries, Pepsi Bottling Group and Pfizer.

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[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK CORE EQUITY FUND
INVESTMENT OBJECTIVE

THE HIGHMARK CORE EQUITY FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

[PHOTO OMITTED]

PORTFOLIO MANAGER
DAVID GOERZ
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OMITTED]

PORTFOLIO MANAGER
RICHARD ROCKE
HIGHMARK CAPITAL MANAGEMENT, INC.


COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK CORE EQUITY FUND VERSUS THE S&P 500 COMPOSITE INDEX AND THE MORNINGSTAR LARGE BLEND CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

PLOT POINTS ARE AS FOLLOWS:

             HighMark          HighMark           HighMark            HighMark         S&P 500     Morningstar
         Core Equity Fund,  Core Equity Fund,   Core Equity Fund, Core Equity Fund,   Composite    Large Blend
         Fiduciary Shares    Class A Shares      Class B Shares    Class C Shares       Index       Category
5/31/00     $10,000             $9,450              $10,000           $10,000          $10,000      $10,000
7/00          9,768              9,231                9,758             9,768           10,087       10,125
7/01          8,312              7,829                8,230             8,312            8,642        8,879
7/02          6,296              5,914                6,178             6,296            6,600        6,877
7/03          6,872              6,441                6,685             6,872            7,302        7,495
7/04          7,546              7,051                7,260             7,503            8,264        8,356
7/05          8,411              7,849                8,030             8,298            9,425        9,570
7/06          9,213              8,567                8,723             9,003            9,932       10,045
1/07         10,637              9,883               10,024            10,347           11,298       11,369

----------------------------------------------------------------------------------------------------------
                                                              ANNUALIZED      ANNUALIZED      ANNUALIZED
                                 SIX MONTH      ONE YEAR        3 YEAR          5 YEAR           SINCE
                                   RETURN        RETURN         RETURN          RETURN         INCEPTION
----------------------------------------------------------------------------------------------------------
Fiduciary Shares                   15.46%        18.40%         10.84%           6.45%           0.93%
----------------------------------------------------------------------------------------------------------
Class A Shares                     15.36%        18.14%         10.55%           6.19%           0.67%+
----------------------------------------------------------------------------------------------------------
Class A Shares with load*           9.01%        11.64%          8.50%           4.99%          -0.17%+
----------------------------------------------------------------------------------------------------------
Class B Shares                     14.92%        17.30%          9.85%           5.50%           0.04%+
----------------------------------------------------------------------------------------------------------
Class B Shares with load**          9.92%        12.30%          9.02%           5.17%           0.04%+
----------------------------------------------------------------------------------------------------------
Class C Shares                     14.93%        17.30%          9.86%           5.87%+          0.51%+
----------------------------------------------------------------------------------------------------------
Class C Shares with load***        13.93%        16.30%          9.86%           5.87%+          0.51%+
----------------------------------------------------------------------------------------------------------

  + The performance presented links the performance of Fiduciary Shares from May 31, 2000 with the performance of Class A and Class B Shares on June 30, 2000 and Class C Shares on November 28, 2003. Fiduciary Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A, Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.
  *   Reflects 5.50% front-end sales charge.
 **   Reflects maximum CDSC of 5.00%.
*** Reflects a sales charge of 1.00%. The Class C front-end sales charge was discontinued February 25, 2004. Class C shares continue to be subject to a CDSC of 1.00%.
      Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

--------------------------------------------------------------------------------

                            WWW.HIGHMARKFUNDS.COM                              7

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

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

                        TOP TEN HOLDINGS*

COMPANY                                              % OF
                                                 PORTFOLIO**

GOOGLE, CL A                                         3.8%

CISCO SYSTEMS                                        3.2%

MICROSOFT                                            3.1%

APPLE COMPUTER                                       2.9%

YAHOO!                                               2.6%

HEWLETT-PACKARD                                      2.2%

ORACLE                                               2.0%

CORNING                                              2.0%

COGNIZANT TECHNOLOGY SOLUTIONS, CL A                 1.8%

QUALCOMM                                             1.6%

                        FUND SECTORS

SECTOR                                               % OF
                                                 PORTFOLIO**

INFORMATION TECHNOLOGY                              82.2%

HEALTH CARE                                         11.8

CONSUMER DISCRETIONARY                               1.8

TELECOMMUNICATIONS                                   1.7

REPURCHASE AGREEMENT                                 1.1

INDUSTRIALS                                          0.7

REGULATED INVESTMENT COMPANY                         0.7

 *  EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.
** EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

ENHANCED GROWTH FUND

      PERFORMANCE

      For the semi-annual period ending January 31, 2007, HighMark Enhanced Growth Fund (the "Fund") produced a total return of 16.85% (Class M Shares). In comparison, the unmanaged NASDAQ 100 Index returned 19.03% for the same period.

      FACTORS AFFECTING PERFORMANCE

      After a tumultuous second quarter in 2006, one in which technology stocks experienced a decline across the board, the start of the Fund's current fiscal period brought relief to technology investors. The Fund is primarily weighted in the information technology sector, with the majority of assets in technology stocks spread across a cross-section of industry groups and a significantly smaller percentage invested in the health care sector.

      A closer look at the performance of the various sub-sectors represented within the Fund reveals solid performance in large industries such as computer hardware and internet software and services. This performance was largely driven by significant gains in stocks such as IBM, Hewlett Packard, Apple Computer and Dell in the hardware group, and stocks such as Google and VeriSign in the internet software and services group.

      Three large industry groups in which the Fund is invested posted mediocre returns. They were the semiconductors, communication equipment and systems software industries. Outside of the technology area, the most notable laggard in the fourth quarter was the health care sector, which produced a very small gain. The Fund's overweighting in this sector, in relation to its competitive benchmark, detracted from relative performance at the end of 2006.

--------------------------------------------------------------------------------

8                                 1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK ENHANCED GROWTH FUND
INVESTMENT OBJECTIVE

THE HIGHMARK ENHANCED GROWTH FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

[PHOTO OMITTED]

TEAM LEADER
SONYA THADHANI
BAILARD, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK ENHANCED GROWTH FUND VERSUS THE NASDAQ 100 INDEX AND THE MORNINGSTAR SPECIALTY - TECHNOLOGY CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

PLOT POINTS ARE AS FOLLOWS:

           HighMark          HighMark          HighMark                   Morningstar
           Enhanced          Enhanced          Enhanced                   Specialty -
         Growth Fund,       Growth Fund,      Growth Fund,   NASDAQ 100   Technology
        Class M Shares     Class A Shares   Class C Shares     Index       Category
5/31/01   $10,000             $9,450            $10,000       $10,000       $10,000
7/01        9,320              8,799              9,303         9,465         8,836
7/02        5,490              5,158              5,426         5,413         6,185
7/03        7,180              6,711              7,025         7,196         7,020
7/04        7,840              7,292              7,595         7,919         7,651
7/05        8,886              8,223              8,522         9,100         8,530
7/06        8,139              7,488              7,745         8,595         8,297
1/07        9,511              8,735              9,004        10,231         9,779


-----------------------------------------------------------------------------------------
                                                     ANNUALIZED   ANNUALIZED   ANNUALIZED
                             SIX MONTH   ONE YEAR      3 YEAR       5 YEAR        SINCE
                               RETURN    RETURN(1)     RETURN       RETURN      INCEPTION
-----------------------------------------------------------------------------------------
Class A Shares                16.65%       0.43%+       4.16%+       1.46%+      -1.38%+
-----------------------------------------------------------------------------------------
Class A Shares with load*     10.21%      -5.06%+       2.21%+       0.32%+      -2.37%+
-----------------------------------------------------------------------------------------
Class C Shares                16.25%       0.11%+       3.72%+       0.98%+      -1.84%+
-----------------------------------------------------------------------------------------
Class C Shares with load**    15.25%      -0.89%+       3.72%+       0.98%+      -1.84%+
-----------------------------------------------------------------------------------------
Class M Shares                16.85%       0.96%        4.69%        1.96%       -0.88%
-----------------------------------------------------------------------------------------

  + The performance presented links the performance of Class M Shares from May 30, 2001 with the performance of Class A and Class C Shares on April 3, 2006. Class M Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.
  *   Reflects 5.50% front-end sales charge.
 **   Reflects a sales charge of 1.00%.
      Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.
(1) On April 3, 2006, HighMark Funds acquired the assets and assumed the identified liabilities of Bailard Enhanced Growth Fund (see Note 9 in notes to financial statements). The fiscal year end of Bailard Enhanced Growth Fund, the predecessor fund to HighMark Enhanced Growth Fund, was September 30. The fiscal year end of the successor HighMark Fund is July
      31. Class A and Class C Shares commenced operations on April 3, 2006. Class A and Class C returns, from commencement of operations through July 31, 2006, can be found in the financial highlights section of this report. The return for Class M Shares, from September 30, 2005 through July 31, 2006, can be found in the financial highlights section of this report.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                            9

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

                    TOP TEN HOLDINGS*

COMPANY                                           % OF
                                              PORTFOLIO**

NESTLE                                            1.1%

NOVARTIS                                          1.1%

UBS                                               1.0%

TOTAL                                             1.0%

ROCHE HOLDING                                     1.0%

ING GROEP                                         0.9%

ROYAL DUTCH SHELL, CL A                           0.9%

HSBC HOLDINGS                                     0.8%

E.ON                                              0.7%

ROYAL BANK OF SCOTLAND GROUP                      0.7%

                      FUND SECTORS

SECTOR                                            % OF
                                              PORTFOLIO**

FINANCIALS                                       30.6%

INDUSTRIALS                                      12.3

CONSUMER DISCRETIONARY                           12.0

MATERIALS                                         9.0

ENERGY                                            7.2

CONSUMER STAPLES                                  6.1

TELECOMMUNICATIONS                                5.7

HEALTH CARE                                       5.5

INFORMATION TECHNOLOGY                            4.7

UTILITIES                                         4.3

REPURCHASE AGREEMENT                              1.5

REGULATED INVESTMENT COMPANY                      1.1

*   EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.
** EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

INTERNATIONAL OPPORTUNITIES FUND

      PERFORMANCE

      For the semi-annual period ending January 31, 2007, HighMark International Opportunities Fund (the "Fund") produced a total return of 14.87% (Class M Shares). In comparison, the unmanaged MSCI All-Country World ex-US Index returned 14.74% for the same period.

      FACTORS AFFECTING PERFORMANCE

      The news headlines at the beginning of the period were not encouraging. July saw a marked increase in geopolitical tensions due to a nuclear missile test initiated by North Korea, Iran's refusal to back down from its own nuclear projects and fighting between Israel and Hezbollah. Having already reached nearly $74 per barrel by the end of June, oil prices climbed a volatile path and touched $78 per barrel amid the political unrest.

      But an improvement in supply, a relatively mild hurricane season and easing geopolitical tensions helped oil prices to end the third quarter of 2006 at less than $63 per barrel. Additionally, the international markets staged an impressive fourth quarter rally, capping off the fourth consecutive strong year for developed and emerging markets. Despite geopolitical tension, the investing environment during the period remained calm and markets steadily advanced. Declining oil prices and generally strong global economic growth combined with mild inflation worked in concert to ease the strain. The Federal Reserve also remained on the sidelines, holding the Fed Funds Rate steady.

      For the six months ending January 31, 2007, the Fund outperformed its benchmark. The Fund benefited from overweights in Singapore, Hong Kong, Spain, India and China. The Fund also benefited from an underweight in Japan and Canada, both of which lagged during the period. On the emerging side, an overweight in Korea, which performed poorly, resulted in a slight detraction from performance, but was mitigated by overweights in the Philippines, China and Mexico.

--------------------------------------------------------------------------------

10                                1.800.433.6884

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

[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK INTERNATIONAL OPPORTUNITIES FUND
INVESTMENT OBJECTIVE

THE HIGHMARK INTERNATIONAL OPPORTUNITIES FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

[PHOTO OMITTED]

TEAM LEADER
PETER HILL
BAILARD, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK INTERNATIONAL OPPORTUNITIES FUND VERSUS THE MSCI ALL-COUNTRY WORLD EX-US INDEX AND THE MORNINGSTAR FOREIGN LARGE BLEND CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

PLOT POINTS ARE AS FOLLOWS:

            HighMark             HighMark            HighMark           HighMark MCSI      Morningstar   Morningstar
           International       International       International      International        All-Country     Foreign
         Opportunities Fund, Opportunities Fund, Opportunities Fund, Opportunities Fund,   World ex-US   Large Blend
          Class M Shares      Fiduciary Shares     Class A Shares      Class C Shares         Index       Category
7/31/96      $10,000              $10,000            $ 9,450              $10,000           $10,000       $10,000
7/97          12,618               12,597             11,873               12,503            12,047        11,972
7/98          14,079               14,031             13,193               13,825            11,993        11,828
7/99          14,349               14,276             13,390               13,960            13,308        13,037
7/00          15,793               15,684             14,675               15,222            14,712        14,315
7/01          11,963               11,858             11,071               11,426            11,359        10,945
7/02          10,215               10,108              9,413                9,666             9,600         9,168
7/03          11,297               11,159             10,365               10,590            10,418         9,880
7/04          14,006               13,811             12,796               13,010            13,007        12,261
7/05          17,752               17,472             16,150               16,337            16,179        15,160
7/06          22,717               22,359             20,607               20,705            20,161        18,672
1/07          26,095               25,679             23,628               23,672            23,132        21,413

------------------------------------------------------------------------------------------------------
                                                     ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED
                             SIX MONTH   ONE YEAR      3 YEAR       5 YEAR       10 YEAR      SINCE
                              RETURN     RETURN(1)     RETURN       RETURN       RETURN     INCEPTION
------------------------------------------------------------------------------------------------------
Fiduciary Shares              14.85%      18.75%+      22.07%+      19.07%+       9.04%+      8.97%+
------------------------------------------------------------------------------------------------------
Class A Shares                14.66%      18.27%+      21.74%+      18.73%+       8.76%+      8.69%+
------------------------------------------------------------------------------------------------------
Class A Shares with load*      8.31%      11.78%+      19.48%+      17.38%+       8.14%+      8.47%+
------------------------------------------------------------------------------------------------------
Class C Shares                14.33%      17.51%+      20.98%+      18.10%+       8.21%+      8.14%+
------------------------------------------------------------------------------------------------------
Class C Shares with load**    13.33%      16.51%+      20.98%+      18.10%+       8.21%+      8.14%+
------------------------------------------------------------------------------------------------------
Class M Shares                14.87%      18.63%       22.17%       19.21%        9.21%       9.15%
------------------------------------------------------------------------------------------------------

 + The performance presented links the performance of Class M Shares from September 4, 1979 with the performance of Class A and Class C Shares on April 3, 2006 and Fiduciary Shares on April 4, 2006. Class M Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.
 *    Reflects 5.50% front-end sales charge.
**    Reflects a sales charge of 1.00%.
      Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.
(1) On April 3, 2006, HighMark Funds acquired the assets and assumed the identified liabilities of Bailard International Equity Fund (see Note 9 in notes to financial statements). The fiscal year end of Bailard International Equity Fund, the predecessor fund to HighMark International Opportunities Fund, was September 30. The fiscal year end of the successor HighMark Fund is July 31. Fiduciary Shares commenced operations on April 4, 2006. Class A and Class C Shares commenced operations on April 3, 2006. Fiduciary, Class A and Class C returns, from commencement of operations through July 31, 2006, can be found in the financial highlights section of this report. The return for Class M Shares, from September 30, 2005 through July 31, 2006, can be found in the financial highlights section of this report.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           11

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

                    TOP TEN HOLDINGS*

COMPANY                                          % OF
                                              PORTFOLIO**

CISCO SYSTEMS                                    4.6%

PROCTER & GAMBLE                                 4.2%

EXXON MOBIL                                      4.1%

GENERAL ELECTRIC                                 3.7%

MICROSOFT                                        3.6%

AMERICAN INTERNATIONAL GROUP                     3.4%

JOHNSON & JOHNSON                                3.1%

GILEAD SCIENCES                                  3.1%

PEPSICO                                          2.6%

GOOGLE, CL A                                     2.2%

                      FUND SECTORS

SECTOR                                           % OF
                                              PORTFOLIO**

INFORMATION TECHNOLOGY                           20.4%

HEALTH CARE                                      18.1

CONSUMER STAPLES                                 14.8

CONSUMER DISCRETIONARY                           11.9

FINANCIALS                                        9.9

INDUSTRIALS                                       9.3

ENERGY                                            9.2

REPURCHASE AGREEMENT                              2.5

MATERIALS                                         2.4

UTILITIES                                         0.8

TELECOMMUNICATIONS                                0.7

 * EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.
** EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM
   SECURITIES LENDING.

LARGE CAP GROWTH FUND

      PERFORMANCE

      For the semi-annual period ending January 31, 2007, HighMark Large Cap Growth Fund (the "Fund") produced a total return of 11.53% (Fiduciary Shares). In comparison, the unmanaged S&P 500/Citigroup Growth Index returned 13.20% for the same period.

      FACTORS AFFECTING PERFORMANCE

      The U.S. economy remained strong in the face of a weak housing market and the ongoing war in Iraq. Along with healthy productivity and relatively low inflation, job growth remained steady and capital spending continued. Equity markets posted broad gains during the period due in part to declining energy prices, a weak hurricane season along the Gulf Coast states and a stable interest rate environment. One notable trend that occurred during the year was the underperformance of active management relative to passive management.

      On December 29, 2006, the Fund brought on a new portfolio management team led by Kenneth Wemer and George Rokas of HighMark Capital Management.

      Despite the strong market environment, the Fund underperformed its benchmark. Relative underperformance can largely be attributed to sector weightings. Throughout the first half of 2006, the Fund reduced positions in areas believed to be most at risk in the economy for a major slowdown, specifically consumer cyclicals. These actions proved beneficial as many companies across different industries experienced slowdowns in their revenue growth during the spring of 2006. After investor perception changed, it became evident that the economy would not experience a "hard landing", making many consumer cyclical stocks rise sharply from their summer lows. Additionally, this shift catalyzed the most cyclical part of the technology industry, specifically semiconductors, which currently tend to move closely with retail stocks. The Fund's positions in software, Internet and service companies did not perform as well as the more cyclical areas of the technology industry during the market's 2006 third quarter rebound.

      In the fourth quarter, the portfolio was underexposed to the strong performing consumer discretionary sector and modestly overweighted in the weak performing consumer staples and health care sectors. Stock selection proved relatively neutral over the course of the quarter as strong performance in key technology and consumer discretionary holdings (Cisco Systems, Google, Research in Motion, Apple Computer, Las Vegas Sands) largely offset some unfavorable stock selections in the financial and health care sectors (SLM, Legg Mason, Gilead Sciences, Genentech).

--------------------------------------------------------------------------------

12                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK LARGE CAP GROWTH FUND
INVESTMENT OBJECTIVE

THE HIGHMARK LARGE CAP GROWTH FUND SEEKS LONG-TERM CAPITAL APPRECIATION THROUGH INVESTMENTS IN EQUITY SECURITIES. THE PRODUCTION OF CURRENT INCOME IS AN INCIDENTAL OBJECTIVE.

[PHOTO OMITTED]

PORTFOLIO MANAGER
KEN WEMER
HIGHMARK CAPITAL MANAGEMENT INC.

[PHOTO OMITTED]

PORTFOLIO MANAGER
GEORGE ROKAS
HIGHMARK CAPITAL MANAGEMENT INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK LARGE CAP GROWTH FUND VERSUS THE RUSSELL 1000 GROWTH INDEX, THE S&P 500/ CITIGROUP GROWTH INDEX AND THE MORNINGSTAR LARGE GROWTH CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

PLOT POINTS ARE AS FOLLOWS:

            HighMark           HighMark          HighMark      HighMark
            Large Cap         Large Cap        Large Cap       Large Cap       Russell        S&P 500/        Morningstar
           Growth Fund,      Growth Fund,     Growth Fund,    Growth Fund,   1000 Growth  Citigroup Growth   Large Growth
         Fiduciary Shares   Class A Shares   Class B Shares  Class C Shares     Index           Index          Category
7/31/96     $10,000            $ 9,450          $10,000        $10,000         $10,000         $10,000         $10,000
7/97         14,854             14,032           14,854         14,854          15,185          15,788          14,481
7/98         18,210             17,156           18,131         18,210          18,210          19,362          17,125
7/99         21,349             20,059           21,079         21,349          22,588          24,344          21,328
7/00         23,725             22,239           23,225         23,597          28,094          29,924          27,112
7/01         12,880             12,047           12,488         12,702          18,244          21,357          19,119
7/02          9,690              9,053            9,321          9,469          12,999          14,918          13,674
7/03         10,766             10,005           10,247         10,426          14,512          16,741          15,215
7/04         11,138             10,341           10,516         10,699          15,747          18,289          16,257
7/05         12,826             11,878           11,995         12,201          17,802          20,078          18,672
7/06         13,092             12,093           12,144         12,353          17,667          19,955          18,606
1/07         14,601             13,466           13,474         13,703          20,338          22,590          21,118

--------------------------------------------------------------------------------------------------------
                                                     ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED
                              SIX MONTH   ONE YEAR     3 YEAR       5 YEAR       10 YEAR      SINCE
                                RETURN     RETURN      RETURN       RETURN       RETURN     INCEPTION
--------------------------------------------------------------------------------------------------------
Fiduciary Shares                11.53%      2.42%       6.76%        3.89%        1.68%         5.48%
--------------------------------------------------------------------------------------------------------
Class A Shares                  11.36%      2.23%       6.53%        3.64%        1.44%         5.30% +
--------------------------------------------------------------------------------------------------------
Class A Shares with load*        5.26%     -3.42%       4.55%        2.47%        0.87%         4.85% +
--------------------------------------------------------------------------------------------------------
Class B Shares                  10.95%      1.58%       5.83%        2.95%        0.87%+        4.84% +
--------------------------------------------------------------------------------------------------------
Class B Shares with load**       5.95%     -3.42%       4.93%        2.59%        0.87%+        4.84% +
--------------------------------------------------------------------------------------------------------
Class C Shares                  10.93%      1.57%       5.82%        2.97%        1.04%+        4.98% +
--------------------------------------------------------------------------------------------------------
Class C Shares with load***      9.93%      0.57%       5.82%        2.97%        1.04%+        4.98% +
--------------------------------------------------------------------------------------------------------

  + The performance presented links the performance of Fiduciary Shares from November 18, 1993 with the performance of Class A Shares on June 20, 1994, Class B Shares on February 2, 1998 and Class C Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A, Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.
  *   Reflects 5.50% front-end sales charge.
 **   Reflects maximum CDSC of 5.00%.
*** Reflects a sales charge of 1.00%. The Class C front-end sales charge was discontinued February 25, 2004. Class C shares continue to be subject to a CDSC of 1.00%.
      Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           13

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

                    TOP TEN HOLDINGS*

COMPANY                                           % OF
                                              PORTFOLIO**

EXXON MOBIL                                       6.9%

CITIGROUP                                         4.2%

JPMORGAN CHASE                                    3.5%

PFIZER                                            3.1%

WELLS FARGO                                       2.5%

CHEVRON                                           2.3%

AT&T                                              2.1%

MERRILL LYNCH                                     2.1%

MORGAN STANLEY                                    2.0%

TIME WARNER                                       1.7%

                       FUND SECTORS

SECTOR                                            % OF
                                              PORTFOLIO**

FINANCIALS                                       35.4%

ENERGY                                           13.8

CONSUMER DISCRETIONARY                            8.9

HEALTH CARE                                       7.4

CONSUMER STAPLES                                  6.9

INDUSTRIALS                                       6.7

TELECOMMUNICATIONS                                5.6

UTILITIES                                         5.6

MATERIALS                                         3.9

INFORMATION TECHNOLOGY                            3.0

REPURCHASE AGREEMENT                              1.5

REGULATED INVESMENT COMPANY                       1.3

 *  EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.
** EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

LARGE CAP VALUE FUND

      PERFORMANCE

      For the semi-annual period ending January 31, 2007, HighMark Large Cap Value Fund (the "Fund") produced a total return of 13.19% (Fiduciary Shares). In comparison, the unmanaged Russell 1000 Value Index returned 13.43% for the same period.

      FACTORS AFFECTING PERFORMANCE

      Equity markets performed exceptionally well during the first six months of the Fund's fiscal year, with most classes of equities providing positive returns. In the universe of large capitalization stocks, as measured by the Russell 1000 Index, a shift occurred from value to growth outperformance. For the six months ending January 31, 2007, the Russell 1000 Value Index returned 13.43% versus 15.12% for the Russell 1000 Growth Index.

      In this positive investing environment, the Fund slightly underperformed the Russell 1000 Value Index by 0.24%. The Fund remained fully invested and sector neutral. As a result, performance was explained almost exclusively from bottom-up stock selection.

      Value, management and momentum are the measures used to select stocks for the Fund. The emphasis on value companies with favorable management characteristics -- in particular, companies that repurchase shares -- boosted the Fund's relative return over the past six months. However, during this same period its tilt toward value stocks with short-term momentum detracted from the Fund's performance. The Fund's holdings in the financial sector did well, while its positions in the capital goods sector underperformed the benchmark. The top three individual contributors were First Marblehead, Goldman Sachs Group, and DirecTV Group. The three biggest detractors were Procter & Gamble, AT&T, and General Electric -- all companies the Fund chose to avoid holding or to underweight relative to the benchmark.

--------------------------------------------------------------------------------

14                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK LARGE CAP VALUE FUND
INVESTMENT OBJECTIVE

THE HIGHMARK LARGE CAP VALUE FUND SEEKS TO PROVIDE LONG-TERM CAPITAL
APPRECIATION.

[PHOTO OMITTED]

PORTFOLIO MANAGER
TED ARONSON
ARONSON+JOHNSON+ORTIZ, LP

[PHOTO OMITTED]

PORTFOLIO MANAGER
KEVIN JOHNSON
ARONSON+JOHNSON+ORTIZ, LP

[PHOTO OMITTED]

PORTFOLIO MANAGER
MARTHA ORTIZ
ARONSON+JOHNSON+ORTIZ, LP

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK LARGE CAP VALUE FUND VERSUS THE RUSSELL 1000 VALUE INDEX AND THE MORNINGSTAR LARGE VALUE CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

PLOT POINTS ARE AS FOLLOWS:

           HighMark          HighMark        HighMark       HighMark
           Large Cap         Large Cap       Large Cap      Large Cap       Russell     Morningstar
           Value Fund,       Value Fund,     Value Fund,    Value Fund,   1000 Value    Large Value
         Fiduciary Shares  Class A Shares  Class B Shares  Class C Shares    Index       Category
7/31/96     $10,000           $ 9,450         $10,000        $10,000        $10,000      $10,000
7/97         14,013            13,227          14,013         14,013         14,883       14,352
7/98         15,525            14,616          15,458         15,525         17,519       15,744
7/99         17,734            16,653          17,506         17,734         20,145       17,681
7/00         16,019            15,011          15,668         15,938         19,138       17,134
7/01         15,555            14,528          15,066         15,323         20,810       18,877
7/02         11,773            10,961          11,304         11,497         17,223       15,294
7/03         12,628            11,742          12,029         12,228         19,074       16,593
7/04         15,194            14,088          14,338         14,575         22,446       19,130
7/05         18,438            17,063          17,237         17,536         26,718       22,152
7/06         20,433            18,858          18,928         19,265         29,814       23,971
1/07         23,128            21,314          21,338         21,707         33,818       27,063

------------------------------------------------------------------------------------------------------
                                                     ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED
                              SIX MONTH   ONE YEAR     3 YEAR       5 YEAR       10 YEAR      SINCE
                                RETURN     RETURN      RETURN       RETURN       RETURN     INCEPTION
------------------------------------------------------------------------------------------------------
Fiduciary Shares                13.19%     16.67%      15.63%       10.64%        7.04%      11.65%
------------------------------------------------------------------------------------------------------
Class A Shares                  13.02%     16.34%      15.31%       10.37%        6.78%      11.54%+
------------------------------------------------------------------------------------------------------
Class A Shares with load*        6.78%      9.93%      13.16%        9.14%        6.17%      11.27%+
------------------------------------------------------------------------------------------------------
Class B Shares                  12.73%     15.68%      14.58%        9.65%        6.18%+     11.26%+
------------------------------------------------------------------------------------------------------
Class B Shares with load**       7.73%     10.68%      13.81%        9.37%        6.18%+     11.26%+
------------------------------------------------------------------------------------------------------
Class C Shares                  12.68%     15.67%      14.58%        9.67%        6.37%+     11.34%+
------------------------------------------------------------------------------------------------------
Class C Shares with load***     11.68%     14.67%      14.58%        9.67%        6.37%+     11.34%+
------------------------------------------------------------------------------------------------------

  + The performance presented links the performance of Fiduciary Shares from February 9, 1984 with the performance of Class A Shares on June 20, 1994, Class B Shares on February 2, 1998 and Class C Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A, Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.
  *   Reflects 5.50% front-end sales charge.
 **   Reflects maximum CDSC of 5.00%.
*** Reflects a sales charge of 1.00%. The Class C front-end sales charge was discontinued February 25, 2004. Class C shares continue to be subject to a CDSC of 1.00%.
      Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           15

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

                    TOP TEN HOLDINGS*

COMPANY                                          % OF
                                              PORTFOLIO**

PSYCHIATRIC SOLUTIONS                            1.1%

HOLOGIC                                          0.9%

TIME WARNER TELECOM, CL A                        0.9%

GENOMIC HEALTH                                   0.9%

ALLSCRIPTS HEALTHCARE SOLUTIONS                  0.9%

DIGENE                                           0.9%

ATHEROS COMMUNICATIONS                           0.9%

OMNICELL                                         0.8%

LIFE TIME FITNESS                                0.8%

PHILLIPS-VAN HEUSEN                              0.8%

                       FUND SECTORS

SECTOR                                           % OF
                                              PORTFOLIO**

HEALTH CARE                                      22.4%

INFORMATION TECHNOLOGY                           22.0

CONSUMER DISCRETIONARY                           19.6

INDUSTRIALS                                      15.1

FINANCIALS                                        5.8

ENERGY                                            5.6

MATERIALS                                         4.2

CONSUMER STAPLES                                  2.9

TELECOMMUNICATIONS                                1.5

REPURCHASE AGREEMENT                              0.9

 *   EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.
** EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

SMALL CAP GROWTH FUND

      PERFORMANCE

      For the semi-annual period ending January 31, 2007, HighMark Small Cap Growth Fund (the "Fund") produced a total return of 8.92% (Fiduciary Shares). In comparison, the unmanaged Russell 2000 Growth Index returned 14.81% for the same period.

      FACTORS AFFECTING PERFORMANCE

      During the first six months of the fiscal period, equity markets advanced as declining energy prices and firmer economic reports led to increased investor confidence and rising stock prices. However, continuing a downtrend that began in May 2006, small cap growth stocks experienced a weak third quarter largely attributed to concerns about future inflation, increasing interest rates and slower economic growth. Energy was the worst performing sector, however, all sectors recovered nicely and had positive returns in the fourth quarter with utilities, materials, energy and industrials leading the way.

      For the period, the Fund underperformed its benchmark. Adverse stock selection in consumer staples and financials detracted from performance early in the period, as did technology and industrials in the fourth quarter. However, this underperformance was somewhat offset by the Fund's overweight in the energy sector late in the period.

      Specific energy holdings that positively impacted performance include Allis-Chalmers Energy (a service provider to oil and natural gas exploration companies), Gulf Island Fabrication, RPC and Core Laboratories. The telecommunication services sector was also positive as At Road advanced on a buyout offer.

      Among the holdings that negatively impacted performance were Hittite Microwave and SonicWall in the information technology sector and Encore Wire and BTU International in the industrials sector.

--------------------------------------------------------------------------------

16                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK SMALL CAP GROWTH FUND
INVESTMENT OBJECTIVE

THE HIGHMARK SMALL CAP GROWTH FUND SEEKS TO PROVIDE LONG TERM CAPITAL APPRECIATION.

[PHOTO OMITTED]

PORTFOLIO MANAGER
JAMES P. FOSTER
TRUSCO CAPITAL MANAGEMENT, INC.

[PHOTO OMITTED]

PORTFOLIO MANAGER
STUART VAN ARSDALE
TRUSCO CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK SMALL CAP GROWTH FUND VERSUS THE RUSSELL 2000 GROWTH INDEX AND THE MORNINGSTAR SMALL GROWTH CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

PLOT POINTS ARE AS FOLLOWS:

            HighMark         HighMark        HighMark        HighMark
            Small Cap        Small Cap       Small Cap       Small Cap       Russell     Morningstar
           Growth Fund,     Growth Fund,    Growth Fund,    Growth Fund,   2000 Growth   Small Gowth
         Fiduciary Shares  Class A Shares  Class B Shares  Class C Shares     Index       Category
4/28/03     $10,000           $ 9,450        $10,000          $10,000        $10,000     $10,000
7/03         11,740            11,094         11,731           11,730         12,341      12,929
7/04         11,984            11,296         11,864           11,863         13,738      14,420
7/05         14,898            14,010         14,626           14,625         16,840      17,622
7/06         14,278            13,385         13,890           13,889         17,097      17,738
1/07         15,552            14,556         14,765           15,064         19,629      20,124

------------------------------------------------------------------------------
                                                     ANNUALIZED   ANNUALIZED
                              SIX MONTH   ONE YEAR     3 YEAR        SINCE
                               RETURN      RETURN      RETURN     INCEPTION+
------------------------------------------------------------------------------
Fiduciary Shares                8.92%       -5.09%      3.68%       12.48%
------------------------------------------------------------------------------
Class A Shares                  8.75%       -5.41%      3.38%       12.19%
------------------------------------------------------------------------------
Class A Shares with load*       2.74%      -10.61%      1.45%       10.52%
------------------------------------------------------------------------------
Class B Shares                  8.46%       -5.92%      2.76%       11.53%
------------------------------------------------------------------------------
Class B Shares with load**      3.68%      -10.06%      1.90%       10.93%
------------------------------------------------------------------------------
Class C Shares                  8.46%       -5.92%      2.76%       11.53%
------------------------------------------------------------------------------
Class C Shares with load***     7.50%       -6.75%      2.76%       11.53%
------------------------------------------------------------------------------

  +   Commenced operations on April 28, 2003.
  *   Reflects 5.50% front-end sales charge.
 **   Reflects maximum CDSC of 5.00%.
*** Reflects a sales charge of 1.00%. The Class C front-end sales charge was discontinued February 25, 2004. Class C shares continue to be subject to a CDSC of 1.00%.
      Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           17

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

                         TOP TEN HOLDINGS*

COMPANY                                                      % OF
                                                          PORTFOLIO**

BROCADE COMMUNICATIONS SYSTEMS                                1.5%

CITIZENS BANKING                                              1.2%

RUBY TUESDAY                                                  1.2%

ARVINMERITOR                                                  1.1%

OHIO CASUALTY                                                 1.1%

OLD NATIONAL BANCORP                                          1.1%

SPARTECH                                                      1.1%

ETHAN ALLEN INTERIORS                                         1.1%

HRPT PROPERTIES TRUST                                         1.1%

ZENITH NATIONAL INSURANCE                                     1.1%

                           FUND SECTORS

SECTOR                                                        % OF
                                                          PORTFOLIO**

FINANCIALS                                                   27.7%

CONSUMER DISCRETIONARY                                       18.3

INDUSTRIALS                                                  16.1

INFORMATION TECHNOLOGY                                       12.9

MATERIALS                                                     8.7

UTILITIES                                                     3.3

CONSUMER STAPLES                                              3.2

ENERGY                                                        2.9

HEALTH CARE                                                   2.7

REPURCHASE AGREEMENT                                          2.7

TELECOMMUNICATIONS                                            1.5

 *   EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.
** EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

SMALL CAP VALUE FUND

      PERFORMANCE

      For the semi-annual period ending January 31, 2007, HighMark Small Cap Value Fund (the "Fund") produced a total return of 13.91% (Fiduciary Shares). In comparison, the unmanaged Russell 2000 Value Index returned 15.08% for the same period.

      FACTORS AFFECTING PERFORMANCE

      Equity markets performed exceedingly well during the first half of the Fund's fiscal year, with the Dow Jones Industrial Average hitting a new all-time high. After a stagnant third quarter in 2006, small cap stocks surged in the fourth quarter and finished the year up more than 18%, besting the S&P 500 Composite Index of large cap stocks by 2.2%. Small cap value stocks performed even better, and the Russell 2000 Value Index rose 23.5% in 2006 -- the best performing segment of the U.S. stock market.

      The Fund underperformed its benchmark, the Russell 2000 Value Index, during the period. Early in the period, the Fund's portfolio holdings in the consumer discretionary and technology sectors lagged. The most significant factor impacting the Fund's performance was its portfolio holdings in the industrial and financial sectors, while overweight in the top performing materials sector helped boost returns. Underweighting in the REIT sector, which rose more than 30%, and poor stock selection in financials, homebuilders and industrials industries also adversely affected the portfolio.

      The Fund emphasized a defensive, deep-value portfolio of stocks that typically had a below market beta coefficient and below benchmark valuations. Traditionally, the Fund has performed best when times are tough.

--------------------------------------------------------------------------------

18                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK SMALL CAP VALUE FUND
INVESTMENT OBJECTIVE

THE HIGHMARK SMALL CAP VALUE FUND SEEKS TO PROVIDE LONG TERM CAPITAL
APPRECIATION.

[PHOTO OMITTED]

TEAM LEADER
JOSEF LAKONISHOK
LSV ASSET MANAGEMENT

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK SMALL CAP VALUE FUND VERSUS THE RUSSELL 2000 VALUE INDEX AND THE MORNINGSTAR SMALL VALUE CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

PLOT POINTS ARE AS FOLLOWS:

           HighMark          HighMark       HighMark        HighMark
           Small Cap        Small Cap       Small Cap       Small Cap        Russell    Morningstar
           Value Fund,      Value Fund,     Value Fund,     Value Fund,     2000 Value  Small Value
         Fiduciary Shares  Class A Shares  Class B Shares  Class C Shares     Index      Category
9/17/98     $10,000          $ 9,450          $10,000         $10,000        $10,000     $10,000
7/99         12,554           11,837           12,460          12,554         11,484      12,330
7/00         14,616           13,738           14,407          14,575         12,041      12,846
7/01         14,207           13,312           13,873          14,034         14,901      16,244
7/02         14,221           13,291           13,763          13,923         14,080      15,408
7/03         17,135           15,970           16,407          16,592         16,701      17,998
7/04         20,686           19,233           19,636          19,861         20,514      22,074
7/05         26,705           24,768           25,134          25,400         25,996      27,480
7/06         26,703           24,716           24,915          25,192         27,797      28,502
1/07         30,417           28,110           28,239          28,568         31,989      32,313

----------------------------------------------------------------------------------------------
                                                        ANNUALIZED   ANNUALIZED   ANNUALIZED
                                 SIX MONTH   ONE YEAR     3 YEAR       5 YEAR        SINCE
                                  RETURN      RETURN      RETURN       RETURN      INCEPTION
----------------------------------------------------------------------------------------------
Fiduciary Shares                   13.91%     11.51%      12.88%       15.79%       14.22%
----------------------------------------------------------------------------------------------
Class A Shares                     13.73%     11.23%      12.59%       15.48%       13.91%
----------------------------------------------------------------------------------------------
Class A Shares with load*           7.50%      5.10%      10.49%       14.18%       13.14%
----------------------------------------------------------------------------------------------
Class B Shares                     13.34%     10.49%      11.87%       14.69%       13.21%
----------------------------------------------------------------------------------------------
Class B Shares with load**          8.36%      5.62%      11.06%       14.46%       13.21%
----------------------------------------------------------------------------------------------
Class C Shares                     13.40%     10.53%      11.89%       14.71%       13.36%+
----------------------------------------------------------------------------------------------
Class C Shares with load***        12.41%      9.56%      11.89%       14.71%       13.36%+
----------------------------------------------------------------------------------------------

  + The performance presented links the performance of Fiduciary Shares from September 17, 1998 with the performance of Class C Shares on November 30, 1999. Fiduciary Shares performance has been adjusted for the CDSC applicable to Class C Shares but does not reflect the higher Rule 12b-1 fees and expenses applicable to this Class. With these adjustments, performance would be lower than that shown.
  *   Reflects 5.50% front-end sales charge.
 **   Reflects maximum CDSC of 5.00%.
*** Reflects a sales charge of 1.00%. The Class C front-end sales charge was discontinued February 25, 2004. Class C shares continue to be subject to a CDSC of 1.00%.
      Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           19

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

                          TOP TEN HOLDINGS*

COMPANY                                                      % OF
                                                          PORTFOLIO**

EXXON MOBIL                                                   4.0%

CITIGROUP                                                     3.6%

ALTRIA GROUP                                                  3.0%

GENERAL ELECTRIC                                              2.9%

MICROSOFT                                                     2.8%

JPMORGAN CHASE                                                2.7%

VERIZON COMMUNICATIONS                                        2.6%

QUESTAR                                                       2.3%

PFIZER                                                        2.0%

CHEVRON                                                       1.9%

                           FUND SECTORS

SECTOR                                                       % OF
                                                          PORTFOLIO**

FINANCIALS                                                   23.3%

CONSUMER DISCRETIONARY                                       13.4

INDUSTRIALS                                                  12.7

INFORMATION TECHNOLOGY                                       11.4

ENERGY                                                       10.5

CONSUMER STAPLES                                              8.8

HEALTH CARE                                                   6.1

MATERIALS                                                     5.7

TELECOMMUNICATIONS                                            3.0

REPURCHASE AGREEMENT                                          2.4

UTILITIES                                                     2.3

REGULATED INVESTMENT COMPANY                                  0.4

 *    EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.
** EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

VALUE MOMENTUM FUND

      PERFORMANCE

      For the semi-annual period ending January 31, 2007, HighMark Value Momentum Fund (the "Fund") produced a total return of 14.53% (Fiduciary Shares). In comparison, the unmanaged S&P 500 Composite Index returned 13.75% for the same period.

      FACTORS AFFECTING PERFORMANCE

      The period was marked by the strong performance of the U.S. economy, although it slowed to a moderate growth rate. Despite a weak housing market and the ongoing war in Iraq, productivity was healthy, inflation was relatively low, job growth remained steady and capital spending continued. Within the equity markets, large-cap stocks edged out small-and mid-cap stocks for the first time in years. Although most investors expected the growth sector to outperform in 2006, the value sector managed to lead the market yet again. Telecom services and energy were the strongest sectors, while underperforming sectors included health care and technology.

      The Fund outpaced the S&P 500 Composite Index during the period. The primary drivers of Fund performance were the strong performance of energy stocks as well as mergers and acquisition activity in banking, telecom services and credit card industries, among others. Finding attractively valued stocks from a bottom-up perspective became more difficult due to the large price-to-earnings compression during the past three to five years. The Fund continued to move the portfolio up in quality to take advantage of the fact that the higher quality companies were attractively priced relative to other companies in the market. Many larger companies traded at a discount relative to the S&P 500 Composite Index even though they supported higher or similar dividend yields, higher returns on equity, dominant market positions and solid balance sheets. Companies that fit this description include Microsoft, Wal-Mart, Home Depot, AIG, Diageo and Berkshire Hathaway.

      Overall characteristics of the Fund during the period remained in line with its history and traditional value parameters. Dividend yield for the weighted average stock holdings of the Fund was 2.1% versus 1.7% for the S&P 500 Composite Index, and its price-to-earnings ratio continued to be below the benchmark. The weighted average market cap of the portfolio was above the weighted average market cap of the S&P 500 Composite Index at the end of the period.

--------------------------------------------------------------------------------

20                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK VALUE MOMENTUM FUND
INVESTMENT OBJECTIVE

THE HIGHMARK VALUE MOMENTUM FUND SEEKS LONG-TERM CAPITAL GROWTH WITH A SECONDARY OBJECTIVE OF CURRENT INCOME.

[PHOTO OMITTED]

TEAM LEADER
RICHARD EARNEST
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OMITTED]

PORTFOLIO MANAGER
KEITH STRIBLING
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OMITTED]

PORTFOLIO MANAGER
TODD LOWENSTEIN
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK VALUE MOMENTUM FUND VERSUS THE S&P 500 COMPOSITE INDEX AND THE MORNINGSTAR LARGE VALUE CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

PLOT POINTSARE AS FOLLOWS:

             HighMark         HighMark         HighMark        HighMark
              Value            Value            Value           Value          S&P 500    Morningstar
          Momentum Fund,   Momentum Fund,   Momentum Fund,   Momentum Fund,   Composite   Large Value
         Fiduciary Shares  Class A Shares   Class B Shares   Class C Shares     Index      Category
7/31/96     $10,000           $ 9,450          $10,000          $10,000        $10,000     $10,000
7/97         14,750            13,905           14,750           14,750         15,214      14,352
7/98         16,110            15,151           16,038           16,110         18,149      15,744
7/99         18,217            17,088           17,945           18,217         21,815      17,681
7/00         19,031            17,811           18,573           18,918         23,772      17,134
7/01         18,927            17,669           18,298           18,640         20,365      18,877
7/02         15,130            14,091           14,508           14,765         15,553      15,294
7/03         16,643            15,463           15,814           16,095         17,209      16,593
7/04         19,254            17,838           18,121           18,449         19,476      19,130
7/05         22,520            20,807           21,012           21,382         22,212      22,152
7/06         24,619            22,692           22,768           23,165         23,407      23,971
1/07         28,196            25,953           25,960           26,424         26,626      27,063

--------------------------------------------------------------------------------------------------------
                                                     ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED
                              SIX MONTH   ONE YEAR     3 YEAR       5 YEAR       10 YEAR      SINCE
                                RETURN     RETURN      RETURN       RETURN       RETURN     INCEPTION
--------------------------------------------------------------------------------------------------------
Fiduciary Shares                14.53%     17.31%      13.60%        9.50%        8.57%      11.96%
--------------------------------------------------------------------------------------------------------
Class A Shares                  14.37%     16.95%      13.29%        9.22%        8.30%      11.76% +
--------------------------------------------------------------------------------------------------------
Class A Shares with load*        8.09%     10.51%      11.17%        7.99%        7.68%      11.37% +
--------------------------------------------------------------------------------------------------------
Class B Shares                  14.02%     16.25%      12.58%        8.53%       7.68%+      11.39% +
--------------------------------------------------------------------------------------------------------
Class B Shares with load**       9.02%     11.25%      11.79%        8.25%       7.68%+      11.39% +
--------------------------------------------------------------------------------------------------------
Class C Shares                  14.07%     16.27%      12.59%        8.52%       7.87%+      11.51% +
--------------------------------------------------------------------------------------------------------
Class C Shares with load***     13.07%     15.27%      12.59%        8.52%       7.87%+      11.51% +
--------------------------------------------------------------------------------------------------------

  + The performance presented links the performance of Fiduciary Shares from February 1, 1991 with the performance of Class A Shares on April 2, 1992, Class B Shares on February 2, 1998 and Class C Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A, Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.
  *   Reflects 5.50% front-end sales charge.
 **   Reflects maximum CDSC of 5.00%.
*** Reflects a sales charge of 1.00%. The Class C front-end sales charge was discontinued February 25, 2004. Class C shares continue to be subject to a CDSC of 1.00%.
      Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Performance presented from February 1, 1991 (commencement of operations of Fiduciary Shares) and April 2, 1992, (commencement of operations of Class A Shares) to April 25, 1997 reflects the performance of the Stepstone Value Momentum Fund.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           21

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

                           FUND SECTORS

SECTOR                                                      % OF
                                                          PORTFOLIO

AFFILIATED EQUITY FUNDS                                     88.9%

AFFILIATED FIXED INCOME FUNDS                                8.4

REPURCHASE AGREEMENT                                         2.7

CAPITAL GROWTH ALLOCATION FUND

      PERFORMANCE

      For the semi-annual period ending January 31, 2007, HighMark Capital Growth Allocation Fund (the "Fund") returned 12.33% (Class A without load). In comparison, the Fund's unmanaged benchmark, an 80/15/5% blend of the S&P 500 Composite Index, the Lehman Brothers U.S. Aggregate Bond Index and the Citigroup Bond 3-Month Treasury Bill Index, respectively, returned 11.61% for the same period.

      FACTORS AFFECTING PERFORMANCE

      The first six months of the fiscal period were marked by the strong performance of the U.S. economy. Despite a weak housing market and the ongoing war in Iraq, productivity was healthy, inflation was relatively low, job growth remained steady and capital spending continued.

      Stocks outperformed bonds by a wide margin during the period. The S&P 500 Composite Index returned 13.75% versus the Lehman Brothers U.S. Aggregate Bond Index return of 3.65%. Treasury 10-year bond yields dipped from 5.0% to 4.6% before recovering to close at 4.8%. Corporate bonds outperformed Treasuries as credit spreads continued to narrow. Sectors that led the equity market higher included consumer discretionary, information technology and basic materials. Energy stocks, consumer staples and health care underperformed other equity sectors. International equities also performed well, with the MSCI EAFE Index returning 14.44%, but emerging market equities performed even better at 20.4%.

      An overweight in the emerging market equities within the International Opportunities Fund (a Fund holding) added value to the Fund over the period. The fund contributing the most to performance during the period was the Core Equity Fund (a Fund holding), which outperformed its benchmark, the S&P 500 Composite Index, by 1.71%. The largest detractor from performance was the Large Cap Growth Fund (a Fund holding), which underperformed its benchmark by 1.67%.

      The Fund remained overweight to equities and underweight to bonds, as well as short durations within its fixed income holdings. Within equities, the Fund increased its tactical exposure further to growth equities to be evenly matched in the value and growth sectors overall.

--------------------------------------------------------------------------------

22                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK CAPITAL GROWTH ALLOCATION FUND
INVESTMENT OBJECTIVE

THE HIGHMARK CAPITAL GROWTH ALLOCATION FUND SEEKS PRIMARILY CAPITAL
APPRECIATION.

[PHOTO OMITTED]

PORTFOLIO MANAGER
DAVID GOERZ
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK CAPITAL GROWTH ALLOCATION FUND VERSUS THE S&P 500 COMPOSITE INDEX, THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX, THE CITIGROUP BOND 3-MONTH TREASURY BILL INDEX, AN UNMANAGED BLENDED INDEX OF 80% S&P 500 COMPOSITE INDEX, 15% LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX AND 5% CITIGROUP BOND 3-MONTH TREASURY BILL INDEX AND THE MORNINGSTAR LARGE BLEND CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

PLOT POINTS ARE AS FOLLOWS:

                                                                                                           Citigroup
             HighMark          HighMark        HighMark                                                      Bond
          Capital Growth    Capital Growth   Capital Growth    80/15/5 Hybrid   S&P 500   Lehman Brothers   3-Month      Morningstar
         Allocation Fund,  Allocation Fund, Allocation Fund, of the following  Composite  U.S. Aggregate  Treasury Bill  Large Blend
         Fiduciary Shares   Class A Shares  Class C Shares        Indexes        Index     Bond Index        Index        Category
10/12/04     $10,000           $ 9,450          $10,000           $10,000       $10,000     $10,000        $10,000       $10,000
7/05          11,122            10,511           11,059            10,972        11,159      10,226         10,192        11,268
7/06          11,715            11,071           11,563            11,494        11,759      10,375         10,613        11,827
1/07          13,168            12,436           12,946            12,828        13,376      10,754         10,881        13,387

----------------------------------------------------------------------
                                                          ANNUALIZED
                             SIX MONTH      ONE YEAR         SINCE
                              RETURN         RETURN       INCEPTION+
----------------------------------------------------------------------
Fiduciary Shares              12.40%++      11.57%++       12.70%++
----------------------------------------------------------------------
Class A Shares                12.33%        11.49%         12.67%
----------------------------------------------------------------------
Class A Shares with load*      6.14%         5.36%          9.94%
----------------------------------------------------------------------
Class C Shares                11.96%        10.76%         11.88%
----------------------------------------------------------------------
Class C Shares with load**    10.96%         9.76%         11.88%
----------------------------------------------------------------------

 +    Commenced operations on October 12, 2004.
++ Fiduciary Shares commenced operations on November 15, 2006. The performance presented links the performance of Class A Shares from October 12, 2004 with performance of Fiduciary Shares on November 15, 2006. Class A Share performance has been adjusted by removing the sales charge applicable to Class A Shares because Class A Shares bear a sales charge while Fiduciary Shares do not bear a sales charge, but the performance otherwise has not been adjusted to reflect the fees and expenses applicable to Fiduciary Shares. With those adjustments, performance would be higher than that shown.
 *    Reflects 5.50% sales charge.
**    Reflects maximum CDSC of 1.00%
      Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           23

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

                           FUND SECTORS

SECTOR                                                      % OF
                                                          PORTFOLIO

AFFILIATED EQUITY FUNDS                                     100.0%

DIVERSIFIED EQUITY ALLOCATION FUND

      PERFORMANCE

      For the 11-week period ending January 31, 2007 (the Fund commenced operations on November 15, 2006), HighMark Diversified Equity Allocation Fund (the "Fund") produced a total return of 3.95% (Class A without load). In comparison, the unmanaged S&P 500 Composite Indexreturned 3.38% for the same period.

      FACTORS AFFECTING PERFORMANCE

      The first six months of the fiscal period were marked by the strong performance of the U.S. economy. Despite a weak housing market and the ongoing war in Iraq, productivity was healthy, inflation was relatively low, job growth remained steady and capital spending continued.

      Stocks outperformed bonds by a wide margin during the period. Sectors that led the equity market higher included consumer discretionary, information technology and basic materials. Energy stocks, consumer staples and health care underperformed other equity sectors. International equities also performed well, with the MSCI EAFE Index returning 14.44%, but emerging market equities performed even better at 20.4%.

      An overweight in the emerging market equities within the International Opportunities Fund (a Fund holding) added value to the Fund over the period. The fund contributing the most to performance during the period was the Core Equity Fund (a Fund holding), which outperformed its benchmark, the S&P 500 Composite Index, by 1.63% for the period.

--------------------------------------------------------------------------------

24                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK DIVERSIFIED EQUITY ALLOCATION FUND
INVESTMENT OBJECTIVE

THE HIGHMARK DIVERSIFIED EQUITY ALLOCATION FUND SEEKS PRIMARILY CAPITAL APPRECIATION.

[PHOTO OMITTED]

PORTFOLIO MANAGER
DAVID GOERZ
HIGHMARK CAPITAL MANAGEMENT, INC.,

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK DIVERSIFIED EQUITY ALLOCATION FUND VERSUS THE S&P 500 COMPOSITE INDEX AND THE MORNINGSTAR LARGE GROWTH CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

PLOTS POINTS ARE AS FOLLOWS:

              HighMark           HighMark            HighMark
         Diversified Equity  Diversified Equity  Diversified Equity   S&P 500     Morningstar
          Allocation Fund,    Allocation Fund,    Allocation Fund,    Composite   Large Growth
          Fiduciary Shares     Class A Shares      Class C Shares      Index        Category
11/15/06     $10,000              $9,450             $10,000          $10,000       $10,000
1/07          10,396               9,823              10,377           10,332        10,477

-------------------------------------------------------------------------
                                                              CUMULATIVE
                                                                SINCE
                                                              INCEPTION+
-------------------------------------------------------------------------
Fiduciary Shares                                                 3.96%
-------------------------------------------------------------------------
Class A Shares                                                   3.95%
-------------------------------------------------------------------------
Class A Shares with load*                                       -1.75%
-------------------------------------------------------------------------
Class C Shares                                                   3.78%
-------------------------------------------------------------------------
Class C Shares with load**                                       2.78%
-------------------------------------------------------------------------

 +    Commenced operations on November 15, 2006.
 *    Reflects 5.50% sales charge.
**    Reflects maximum CDSC of 1.00%
      Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           25

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

                       FUND SECTORS

SECTOR                                        % OF
                                            PORTFOLIO

AFFILIATED EQUITY FUNDS                        68.9%

AFFILIATED FIXED INCOME FUNDS                  26.7

REPURCHASE AGREEMENT                            4.4

GROWTH & INCOME ALLOCATION FUND

      PERFORMANCE

      For the semi-annual period ending January 31, 2007, HighMark Growth & Income Allocation Fund (the "Fund") returned 10.04% (Class A without load). In comparison, the Fund's unmanaged benchmark, a 60/35/5% blend of the S&P 500 Composite Index, the Lehman Brothers U.S. Aggregate Bond Index and the Citigroup Bond 3-Month Treasury Bill Index, respectively, returned 9.56% for the same period.

      FACTORS AFFECTING PERFORMANCE

      The first six months of the fiscal period were marked by the strong performance of the U.S. economy. Despite a weak housing market and the ongoing war in Iraq, productivity was healthy, inflation was relatively low, job growth remained steady and capital spending continued.

      Stocks outperformed bonds by a wide margin during the period. The S&P 500 Composite Index returned 13.75% versus the Lehman Brothers U.S. Aggregate Bond Index return of 3.65%. Treasury 10-year bond yields dipped from 5.0% to 4.6% before recovering to close at 4.8%. Corporate bonds outperformed Treasuries as credit spreads continued to narrow. Sectors that led the equity market higher included consumer discretionary, information technology and basic materials. Energy stocks, consumer staples and health care underperformed other equity sectors. International equities also performed well, with the MSCI EAFE Index returning 14.44%, but emerging market equities performed even better at 20.4%.

      An overweight in the emerging markets within the International Opportunities Fund (a Fund holding) added value to the Fund over the period. The fund contributing the most to performance during the period was the Core Equity Fund (a Fund holding), which outperformed its benchmark, the S&P 500 Composite Index, by 1.71%. The largest detractor from performance was the Large Cap Growth Fund (a Fund holding), which underperformed its benchmark by 1.67%.

      The Fund remained overweight to equities and underweight to bonds, as well as short durations within its fixed income holdings. Within equities, the Fund increased its tactical exposure further to growth equities to be evenly matched in the value and growth sectors overall.

--------------------------------------------------------------------------------

26                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK GROWTH & INCOME ALLOCATION FUND
INVESTMENT OBJECTIVE

THE HIGHMARK GROWTH & INCOME ALLOCATION FUND SEEKS CAPITAL APPRECIATION AND INCOME.

[PHOTO OMITTED]

PORTFOLIO MANAGER
DAVID GOERZ
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK GROWTH & INCOME ALLOCATION FUND VERSUS THE S&P 500 COMPOSITE INDEX, THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX, THE CITIGROUP BOND 3-MONTH TREASURY BILL INDEX, AN UNMANAGED BLENDED INDEX OF 60% S&P 500 COMPOSITE INDEX, 35% LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX AND 5% CITIGROUP BOND 3-MONTH TREASURY BILL INDEX AND THE MORNINGSTAR MODERATE ALLOCATION CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

PLOT POINTS ARE AS FOLLOWS:

                                                                                                           Citigroup
            HighMark          HighMark        HighMark                                                       Bond        Morningstar
         Growth & Income   Growth & Income  Growth & Income   60/35/5 Hybrid    S&P 500  Lehman Brothers    3-Month       Moderate
         Allocation Fund,  Allocation Fund, Allocation Fund, of the following  Composite  U.S. Aggregate  Treasury Bill   Allocation
         Fiduciary Shares   Class A Shares  Class C Shares       Indexes         Index     Bond Index        Index         Category
10/12/04     $10,000           $ 9,450        $10,000           $10,000         $10,000     $10,000         $10,000       $10,000
7/05          10,885            10,286         10,820            10,786          11,159      10,226          10,192        10,992
7/06          11,365            10,740         11,219            11,216          11,759      10,375          10,613        11,534
1/07          12,520            11,818         12,302            12,288          13,376      10,754          10,881        12,651

--------------------------------------------------------------------------------
                                                                     ANNUALIZED
                                 SIX MONTH          ONE YEAR           SINCE
                                  RETURN             RETURN          INCEPTION+
--------------------------------------------------------------------------------
Fiduciary Shares                   10.16%++           9.57%++          10.25%++
--------------------------------------------------------------------------------
Class A Shares                     10.04%             9.46%            10.20%
--------------------------------------------------------------------------------
Class A Shares with load*           3.97%             3.43%             7.54%
--------------------------------------------------------------------------------
Class C Shares                      9.66%             8.70%             9.43%
--------------------------------------------------------------------------------
Class C Shares with load**          8.66%             7.70%             9.43%
--------------------------------------------------------------------------------

 +    Commenced operations on October 12, 2004.
++ Fiduciary Shares commenced operations on November 15, 2006. The performance presented links the performance of Class A Shares from October 12, 2004 with performance of Fiduciary Shares on November 15, 2006. Class A Share perfomance has been adjusted by removing the sales charge applicable to Class A Shares because Class A Shares bear a sales charge while Fiduciary Shares do not bear a sales charge, but the performance otherwise has not been adjusted to reflect the fees and expenses applicable to Fiduciary Shares. With those adjustments, performance would be higher than that shown.
 *    Reflects 5.50% sales charge.
**    Reflects maximum CDSC of 1.00%
      Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

--------------------------------------------------------------------------------

                               WWW.HIGHMARKFUNDS.COM                          27

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

                       FUND SECTORS

SECTOR                                        % OF
                                            PORTFOLIO

AFFILIATED FIXED INCOME FUNDS                  55.2%

AFFILIATED EQUITY FUNDS                        39.3

REPURCHASE AGREEMENT                            5.5

INCOME PLUS ALLOCATION FUND

      PERFORMANCE

      For the semi-annual period ending January 31, 2007, HighMark Income Plus Allocation Fund (the "Fund") returned 6.77% (Class A without load). In comparison, the Fund's unmanaged benchmark, a 30/65/5% blend of the S&P 500 Composite Index, the Lehman Brothers U.S. Aggregate Bond Index and the Citigroup Bond 3-Month Treasury Bill Index, respectively, returned 6.54% for the same period.

      FACTORS AFFECTING PERFORMANCE

      The first six months of the fiscal period were marked by the strong performance of the U.S. economy. Despite a weak housing market and the ongoing war in Iraq, productivity was healthy, inflation was relatively low, job growth remained steady and capital spending continued.

      Stocks outperformed bonds by a wide margin during the period. The S&P 500 Composite Index returned 13.75% versus the Lehman Brothers U.S. Aggregate Bond Index return of 3.65%. Treasury 10-year bond yields dipped from 5.0% to 4.6% before recovering to close at 4.8%. Corporate bonds outperformed Treasuries as credit spreads continued to narrow. Sectors that led the equity market higher included consumer discretionary, information technology and basic materials. Energy stocks, consumer staples and health care underperformed other equity sectors. International equities also performed well, with the MSCI EAFE Index returning 14.44%, but emerging market equities performed even better at 20.4%.

      An overweight in the emerging markets within the International Opportunities Fund (a Fund holding) added value to the Fund over the period. The fund contributing the most to performance during the period was the Core Equity Fund (a Fund holding), which outperformed its benchmark, the S&P 500 Composite Index by 1.71%. The largest detractor from performance was the Large Cap Growth Fund (a Fund holding), which underperformed its benchmark by 1.67%.

      The Fund remained overweight to bonds, as well as short durations within its fixed income holdings and underweight to equities.

--------------------------------------------------------------------------------

28                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK INCOME PLUS ALLOCATION FUND
INVESTMENT OBJECTIVE

THE HIGHMARK INCOME PLUS ALLOCATION FUND SEEKS INCOME AND SECONDARILY CAPITAL APPRECIATION.

[PHOTO OMITTED]

PORTFOLIO MANAGER
DAVID GOERZ
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK INCOME PLUS ALLOCATION FUND VERSUS THE S&P 500 COMPOSITE INDEX, THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX, THE CITIGROUP BOND 3-MONTH TREASURY BILL INDEX, AN UNMANAGED BLENDED INDEX OF 30% S&P 500 COMPOSITE INDEX, 65% LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX AND 5% CITIGROUP BOND 3-MONTH TREASURY BILL INDEX AND THE MORNINGSTAR CONSERVATIVE ALLOCATION CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

PLOT POINTS ARE AS FOLLOWS:

                                                                                                           Citigroup
            HighMark           HighMark        HighMark                                                      Bond        Morningstar
           Income Plus       Income Plus      Income Plus      30/65/5 Hybrid    S&P 500  Lehman Brothers   3-Month     Conservative
         Allocation Fund,  Allocation Fund, Allocation Fund,  of the following  Composite  U.S. Aggregate Treasury Bill  Allocation
         Fiduciary Shares   Class A Shares  Class C Shares      three Indexes     Index     Bond Index        Index       Category
10/12/04    $10,000            $ 9,550         $10,000            $10,000        $10,000     $10,000        $10,000      $10,000
7/05         10,470              9,999          10,411             10,507         11,159      10,226         10,192       10,581
7/06         10,796             10,310          10,660             10,801         11,759      10,375         10,613       10,954
1/07         11,529             11,008          11,340             11,507         13,376      10,754         10,881       11,681

--------------------------------------------------------------------------------
                                                                     ANNUALIZED
                                 SIX MONTH          ONE YEAR           SINCE
                                  RETURN             RETURN          INCEPTION+
--------------------------------------------------------------------------------
Fiduciary Shares                  6.79%++            6.74%++           6.38%++
--------------------------------------------------------------------------------
Class A Shares                    6.77%              6.72%             6.37%
--------------------------------------------------------------------------------
Class A Shares with load*         1.95%              1.91%             4.27%
--------------------------------------------------------------------------------
Class C Shares                    6.38%              5.98%             5.62%
--------------------------------------------------------------------------------
Class C Shares with load**        5.38%              4.98%             5.62%
--------------------------------------------------------------------------------

 +    Commenced operations on October 12, 2004.
++ Fiduciary Shares commenced operations on November 15, 2006. The performance presented links the performance of Class A Shares from October 12, 2004 with performance of Fiduciary Shares on November 15, 2006. Class A Share perfomance has been adjusted by removing the sales charge applicable to Class A Shares because Class A Shares bear a sales charge while Fiduciary Shares do not bear a sales charge, but the performance otherwise has not been adjusted to reflect the fees and expenses applicable to Fiduciary Shares. With those adjustments, performance would be higher than that shown.
 *    Reflects 4.50% sales charge.
**    Reflects maximum CDSC of 1.00%
      Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           29

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

                        TOP TEN HOLDINGS

HOLDING                                             % OF
                                                 PORTFOLIO*

FNMA
 4.500%, 04/01/18                                    6.0%

U.S. TREASURY INFLATION
 INDEX NOTE
 3.000%, 07/15/12                                    5.0%

U.S. TREASURY BOND
 7.250%, 05/15/16                                    4.8%

FHLMC GOLD
 4.000%, 06/01/19                                    2.6%

TYCO INTERNATIONAL
 7.200%, 10/15/08                                    2.4%

FNMA
 5.500%, 11/01/33                                    2.2%

FNMA
 4.500%, 07/01/20                                    2.1%

U.S. BANCORP
 6.875%, 09/15/07                                    1.9%

TIME WARNER
 7.480%, 01/15/08                                    1.8%

MBNA CREDIT CARD
 MASTER NOTE TRUST,
 SER 2000-L, CL A
 6.500%, 04/15/10                                    1.8%

                          FUND SECTORS

SECTOR                                             % OF
                                                 PORTFOLIO*

U.S. GOVERNMENT AGENCY
 OBLIGATIONS                                       40.1%
U.S. TREASURY OBLIGATIONS                          12.8
FINANCIALS                                          9.9
ASSET-BACKED SECURITIES                             6.2
INDUSTRIALS                                         5.5
CONSUMER DISCRETIONARY                              4.7
UTILITIES                                           3.7
REPURCHASE AGREEMENT                                3.1
ENERGY                                              2.8
HEALTH CARE                                         2.4
TELECOMMUNICATION                                   2.2
FOREIGN GOVERNMENTS                                 2.1
INFORMATION TECHNOLOGY                              2.0
REAL ESTATE INVESTMENT TRUSTS                       1.4
CONSUMER STAPLES                                    0.7
MATERIALS                                           0.4

* EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

BOND FUND

      PERFORMANCE

      For the semi-annual period ending January 31, 2007, HighMark Bond Fund (the "Fund") produced a total return of 3.51% (Fiduciary Shares). In comparison, the unmanaged Lehman Brothers U.S. Aggregate Bond Index returned 3.65% for the same period.

      FACTORS AFFECTING PERFORMANCE

      A strong economy, soaring commodity prices and inflation concerns caused interest rates to rise in the first half of 2006, but weaker housing, slower growth and an end to the Federal Reserve's rate increases caused rates to fall during the next five months. Despite slower GDP growth, the economy continued to surprise investors during the first six months of the financial period with higher wages and low unemployment.

      Emerging market bonds and the high-yield sector -- the riskiest parts of the fixed-income market -- saw the highest returns for the period. U.S. Treasuries rebounded in the second half of 2006 with the highest return in the Treasury market attributed to the 30 year bond. Corporate bond spreads were remarkably stable during the period, despite the uncertainty surrounding the economic outlook. Investment-grade corporate bonds, after finishing in last place in 2005, rebounded well and outperformed Treasuries. However, the spread between corporate bonds and Treasuries narrowed. Mortgage-backed securities posted strong returns for much of the period, and performance was helped by the mortgage sector's option-adjusted spread tightening, combined with lower volatility. Conventional 30-year securities were top performers with 15-year issues finishing second.

      The Fund slightly underperformed its benchmark, the Lehman Brothers U.S. Aggregate Bond Index, during the period. The Fund benefited from its overweight to mortgage-backed risk relative to Treasuries, but the Fund's exposure to interest rate risk was less than the overall market. As interest rates declined, this exposure resulted in a slight detraction from performance. As of January 31, 2007, the Fund's average credit quality was AA, compared to AAA for the index. The Fund's average weighted maturity was 6.03 years and the average duration was 4.16 years, compared to 6.68 years and 4.60 years, respectively, for the index.

--------------------------------------------------------------------------------

30                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK BOND FUND
INVESTMENT OBJECTIVE

THE HIGHMARK BOND FUND SEEKS TOTAL RETURN THROUGH INVESTMENTS IN FIXED-INCOME SECURITIES.

[PHOTO OMITTED]

TEAM LEADER
JACK MONTGOMERY
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK BOND FUND VERSUS THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX AND THE MORNINGSTAR INTERMEDIATE-TERM BOND CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

PLOT POINTS ARE AS FOLLOWS:

                                                                                                Morningstar
            HighMark          HighMark         HighMark          HighMark     Lehman Brothers   Intermediate-
            Bond Fund,        Bond Fund,       Bond Fund,        Bond Fund,    U.S. Aggregate   Term Bond
         Fiduciary Shares   Class A Shares  Class B Shares    Class C Shares    Bond Index       Category
7/31/96    $10,000            $ 9,775         $10,000            $10,000        $10,000          $10,000
7/97        11,059             10,819          11,059             11,059         11,076           11,072
7/98        11,878             11,627          11,878             11,878         11,948           11,838
7/99        12,069             11,804          12,069             12,069         12,245           12,000
7/00        12,655             12,382          12,655             12,655         12,976           12,542
7/01        14,266             13,961          14,170             14,266         14,623           14,027
7/02        14,850             14,524          14,599             14,850         15,724           14,703
7/03        15,816             15,442          15,401             15,816         16,576           15,586
7/04        16,556             16,132          15,972             16,485         17,379           16,289
7/05        17,277             16,801          16,502             17,080         18,211           16,999
7/06        17,463             16,927          16,512             17,147         18,477           17,186
1/07        18,076             17,491          17,008             17,668         19,151           17,802

----------------------------------------------------------------------------------------------------------------
                                                           ANNUALIZED    ANNUALIZED    ANNUALIZED    ANNUALIZED
                                  SIX MONTH    ONE YEAR      3 YEAR        5 YEAR        10 YEAR       SINCE
                                    RETURN      RETURN       RETURN        RETURN        RETURN      INCEPTION
----------------------------------------------------------------------------------------------------------------
Fiduciary Shares                     3.51%       3.71%        2.94%        4.41%          5.61%        7.74%
----------------------------------------------------------------------------------------------------------------
Class A Shares                       3.33%       3.40%        2.66%        4.19%          5.51%        7.66%+
----------------------------------------------------------------------------------------------------------------
Class A Shares with load*            0.96%       1.08%        1.89%        3.71%          5.27%        7.55%+
----------------------------------------------------------------------------------------------------------------
Class B Shares                       3.00%       2.73%        1.95%        3.41%          4.97%+       7.45%+
----------------------------------------------------------------------------------------------------------------
Class B Shares with load**          -2.00%      -2.21%        1.04%        3.07%          4.97%+       7.45%+
----------------------------------------------------------------------------------------------------------------
Class C Shares                       3.04%       2.99%        2.16%        3.94%+         5.37%+       7.63%+
----------------------------------------------------------------------------------------------------------------
Class C Shares with load***          2.04%       2.00%        2.16%        3.94%+         5.37%+       7.63%+
----------------------------------------------------------------------------------------------------------------

  + The performance presented links the performance of Fiduciary Shares from February 15, 1984 with the performance of Class A Shares on June 20, 1994, Class B Shares on November 30, 2000 and Class C Shares on November 28, 2003. Fiduciary Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A, Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.
  * Reflects 2.25% sales charge. Prior to December 1, 2005, the sales charge was 3.25%.
 **   Reflects maximum CDSC of 5.00%.
***   Reflects maximum CDSC of 1.00%.
      Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           31

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

                     TOP TEN HOLDINGS

HOLDING                                              % OF
                                                  PORTFOLIO

LOS ANGELES, DEPARTMENT OF
   WATER & POWER, SER A-A-1,
   RB, MBIA INSURED
   5.250%, 07/01/11                                  3.0%

EASTERN MUNICIPAL WATER DISTRICT,
   SER A, COP, FGIC INSURED
   CALLABLE 07/01/11 @ 100
   5.375%, 07/01/16                                  2.1%
   5.375%, 07/01/17                                  2.1%

M-S-R PUBLIC POWER AUTHORITY,
   SAN JUAN PROJECT, SER I,
   RB, MBIA INSURED
   CALLABLE 07/01/11 @ 100
   5.000%, 07/01/14                                  2.1%

METROPOLITAN, WATER DISTRICT OF
   SOUTHERN CALIFORNIA, SER A, RB
   CALLABLE 07/01/11 @ 101
   5.375%, 07/01/12                                  1.9%

SAN MATEO, UNIFIED HIGH SCHOOL
   DISTRICT, SER A, GO, FGIC INSURED
   PREREFUNDED @ 100
   5.375%, 09/01/11                                  1.9%

CONTRA COSTA COUNTY, MERRITHEW
   MEMORIAL HOSPITAL PROJECT,
   COP, MBIA INSURED
   CALLABLE 11/01/07 @ 102
   5.500%, 11/01/12                                  1.8%

SAN MATEO COUNTY, TRANSIT DISTRICT,
   SER A, RB, MBIA INSURED
   5.250%, 06/01/16                                  1.8%

CALIFORNIA STATE, DEPARTMENT OF
   TRANSPORTATION, FEDERAL HIGHWAY
   GRANT ANTICIPATION BONDS,
   SER A, RB, FGIC INSURED
   5.000%, 02/01/14                                  1.7%

LOS ANGELES, DEPARTMENT OF
   WATER & POWER, SER A-A-1,
   RB, MBIA INSURED
   5.250%, 07/01/13                                  1.7%

                       FUND SECTORS

SECTOR                                               % OF
                                                  PORTFOLIO

REVENUE BONDS                                       52.5%

GENERAL OBLIGATIONS                                 30.0

CERTIFICATES OF PARTICIPATION                       13.2

TAX ALLOCATION                                       4.2

REGULATED INVESTMENT COMPANY                         0.1

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

      PERFORMANCE

      For the semi-annual period ended January 31, 2007, HighMark California Intermediate Tax-Free Bond Fund (the "Fund") produced a total return of 1.86% (Fiduciary Shares). In comparison, the unmanaged Lehman Brothers 7-Year Municipal Bond Index returned 2.33% for the same period.

      FACTORS AFFECTING PERFORMANCE

      The first six months of the fiscal period were marked by the strong performance of the U.S. economy, although it slowed to a moderate growth rate. Despite a weak housing market and the ongoing war in Iraq, productivity was healthy, inflation was relatively low, job growth remained steady and capital spending continued. During the period, the Federal Open Market Committee left the federal funds rate -- the rate banks lend to each other -- unchanged at its current level of 5.25%. This inactivity ended a series of Fed tightenings that started in 2004 with rates at 1%. State credit quality improved and strong revenues provided financial flexibility to improve structural budgets and finance deferred capital projects from years past.

      The yield on the Bond Buyer 20 Index decreased, and relative value as a whole improved. In California, municipal bond issuance decreased due to an increase in interest rates and significant refunding last year. The largest sectors of issuance for the year were education, followed by general purpose and utilities. California remained the largest issuer of municipal bonds during the period. Households continued to be the largest holders of municipal bonds, followed by money market funds and property/casualty companies. The percentage of credit-enhanced bonds decreased, as did the percentage of bonds with traditional insurance. For the period, the Fund underperformed its benchmark, with the Fund's shorter duration relative to its benchmark as the primary factor.

--------------------------------------------------------------------------------

32                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
INVESTMENT OBJECTIVE

THE HIGHMARK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND SEEKS TO PROVIDE HIGH CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX AND STATE OF CALIFORNIA PERSONAL INCOME TAX.

[PHOTO OMITTED]

TEAM LEADER
ROBERT BIGELOW
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND VERSUS THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX AND THE MORNINGSTAR MUNICIPAL CALIFORNIA INTERMEDIATE/SHORT CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

PLOT POINTS ARE AS FOLLOWS:

            HighMark            HighMark           HighMark            HighMark                               Morningstar
           California          California         California           California                              Municipal
          Intermediate        Intermediate        Intermediate        Intermediate      Lehman Brothers       California
       Tax-Free Bond Fund, Tax-Free Bond Fund, Tax-Free Bond Fund, Tax-Free Bond Fund,  7-Year Municipal     Intermediate/
         Fiduciary Shares    Class A Shares       Class B Shares    Class C Shares        Bond Index         Short Category
7/31/96     $10,000            $ 9,775              $10,000            $10,000             $10,000              $10,000
7/97         10,880             10,637               10,880             10,880              10,861               10,757
7/98         11,397             11,133               11,397             11,397              11,432               11,238
7/99         11,800             11,528               11,800             11,800              11,806               11,545
7/00         12,352             12,069               12,264             12,352              12,348               12,053
7/01         13,331             13,016               13,107             13,331              13,479               12,954
7/02         14,116             13,785               13,741             14,116              14,442               13,682
7/03         14,476             14,118               13,958             14,476              15,000               13,949
7/04         15,009             14,603               14,331             14,946              15,774               14,512
7/05         15,420             14,968               14,581             15,233              16,399               15,067
7/06         15,674             15,178               14,669             15,375              16,752               15,368
1/07         15,966             15,442               14,876             15,609              17,142               15,723

----------------------------------------------------------------------------------------------------------------
                                                           ANNUALIZED    ANNUALIZED    ANNUALIZED    ANNUALIZED
                                  SIX MONTH    ONE YEAR      3 YEAR        5 YEAR        10 YEAR        SINCE
                                    RETURN      RETURN       RETURN        RETURN        RETURN       INCEPTION
----------------------------------------------------------------------------------------------------------------
Fiduciary Shares                     1.86%       2.61%        1.91%         3.16%        4.40%         4.33%
----------------------------------------------------------------------------------------------------------------
Class A Shares                       1.74%       2.36%        1.66%         2.96%        4.29%         4.23%
----------------------------------------------------------------------------------------------------------------
Class A Shares with load*           -0.50%       0.04%        0.90%         2.49%        4.06%         4.05%
----------------------------------------------------------------------------------------------------------------
Class B Shares                       1.41%       1.68%        0.90%         2.14%        3.67%+        3.78%+
----------------------------------------------------------------------------------------------------------------
Class B Shares with load**          -3.57%      -3.25%       -0.01%         1.79%        3.67%+        3.78%+
----------------------------------------------------------------------------------------------------------------
Class C Shares                       1.52%       1.89%        1.17%         2.69%+       4.17%+        4.15%+
----------------------------------------------------------------------------------------------------------------
Class C Shares with load***          0.52%       0.91%        1.17%         2.69%+       4.17%+        4.15%+
----------------------------------------------------------------------------------------------------------------

  + The performance presented links the performance of Fiduciary Shares from October 15, 1993 with the performance of Class B Shares on November 30, 1999 and Class C Shares on November 28, 2003. Fiduciary Share performance has been adjusted for the CDSC applicable to Class B Shares and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.
  *   Reflects 2.25% sales charge.
 **   Reflects maximum CDSC of 5.00%.
***   Reflects maximum CDSC of 1.00%.
      Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Performance presented from October 15, 1993 (commencement of operations of Fiduciary and Class A Shares) to April 25, 1997 reflects the performance of the Stepstone California Intermediate Tax-Free Bond Fund.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           33

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

                     TOP TEN HOLDINGS

HOLDING                                              % OF
                                                  PORTFOLIO

GEORGIA STATE, SER E, GO
   5.250%, 02/01/09                                  3.5%

PHOENIX, GO,
   PREREFUNDED @ 101
   5.000%, 07/01/09                                  3.3%

SEATTLE, LIMITED TAX, SER B, GO
   5.500%, 03/01/11                                  2.8%

MILWAUKEE, METROPOLITAN
   SEWAGE DISTRICT, SER A, GO
   5.500%, 10/01/08                                  2.8%

DU PAGE & WILL COUNTIES,
   COMMUNITY SCHOOL DISTRICT,
   SER B, GO, FGIC INSURED
   5.000%, 12/30/07                                  2.7%

SAN RAMON VALLEY, UNIFIED SCHOOL
   DISTRICT, GO, FSA INSURED
   CALLABLE 08/01/14 @ 100
   5.250%, 08/01/18                                  2.4%

MCMINNVILLE, SCHOOL DISTRICT
   NO. 40, GO, FSA INSURED
   5.000%, 06/15/11                                  2.3%

UTAH STATE, BOARD REGENTS
   AUXILIARY & CAMPUS FACILITIES
   REVENUE, SER A, RB,
   MBIA INSURED
   CALLABLE 04/01/15 @ 100
   5.000%, 04/01/17                                  2.1%

PIERCE COUNTY, GO,
   AMBAC INSURED
   CALLABLE 08/01/15 @ 100
   5.125%, 08/01/16                                  2.0%

KING COUNTY, SCHOOL DISTRICT
   NO. 410, GO, FGIC INSURED
   5.500%, 12/01/10                                  1.8%

                       FUND SECTORS

SECTOR                                               % OF
                                                  PORTFOLIO

GENERAL OBLIGATIONS                                 59.5%

REVENUE BONDS                                       35.1

REGULATED INVESTMENT COMPANY                         2.2

CERTIFICATES OF PARTICIPATION                        1.6

TAX ALLOCATION                                       1.6

NATIONAL INTERMEDIATE TAX-FREE BOND FUND

      PERFORMANCE

      For the semi-annual period ending January 31, 2007, HighMark National Intermediate Tax-Free Bond Fund (the "Fund") produced a total return of 2.23% (Fiduciary Shares). In comparison, the unmanaged Lehman Brothers 7-Year Municipal Bond Index returned 2.33% for the same period.

      FACTORS AFFECTING PERFORMANCE

      The first six months of the fiscal period were marked by the strong performance of the U.S. economy, although it did slow to a moderate growth rate. Despite a weak housing market and the ongoing war in Iraq, productivity was healthy, inflation was relatively low, job growth remained steady and capital spending continued. During the period, the Federal Open Market Committee left the federal funds rate -- the rate banks lend to each other -- unchanged at its current level of 5.25%. This inactivity ended a series of Fed tightenings that started in 2004 with rates at 1%. State credit quality improved and strong revenues provided financial flexibility to improve structural budgets and finance deferred capital projects from years past.

      The yield on the Bond Buyer 20 Index decreased, and relative value as a whole improved. Municipal bond issuance decreased due to an increase in interest rates and significant refunding last year. The largest sectors of issuance for the year were education, followed by general purpose and utilities. California remained the largest issuer of municipal bonds during the period, followed by Texas and New York. Households continued to be the largest holders of municipal bonds, followed by money market funds and property/casualty insurance companies. The percentage of credit-enhanced bonds decreased, as did the percentage of bonds with traditional insurance. For the period, the Fund underperformed its benchmark, with the Fund's shorter duration relative to its benchmark as the primary factor.

--------------------------------------------------------------------------------

34                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK NATIONAL INTERMEDIATE TAX-FREE BOND FUND
INVESTMENT OBJECTIVE

THE HIGHMARK NATIONAL INTERMEDIATE TAX-FREE BOND FUND SEEKS TO PROVIDE HIGH CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX.

[PHOTO OMITTED]

TEAM LEADER
ROBERT BIGELOW
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK NATIONAL INTERMEDIATE TAX-FREE BOND FUND VERSUS THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX AND THE MORNINGSTAR MUNICIPAL NATIONAL INTERMEDIATE CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

PLOT POINTS ARE AS FOLLOWS:

            HighMark            HighMark           HighMark                              Morningstar
            National            National           National                               Municipal
          Intermediate        Intermediate        Intermediate       Lehman Brothers       National
       Tax-Free Bond Fund, Tax-Free Bond Fund, Tax-Free Bond Fund,  7-Year Municipal     Intermediate
         Fiduciary Shares    Class A Shares      Class C Shares        Bond Index          Category
7/31/96    $10,000              $ 9,775             $10,000             $10,000           $10,000
7/97        10,724               10,462              10,703              10,861            10,848
7/98        11,158               10,850              11,100              11,432            11,375
7/99        11,393               11,052              11,307              11,806            11,598
7/00        11,763               11,383              11,645              12,348            11,948
7/01        12,724               12,290              12,573              13,479            13,000
7/02        13,414               12,912              13,209              14,442            13,675
7/03        13,776               13,231              13,535              15,000            13,975
7/04        14,214               13,618              13,913              15,774            14,590
7/05        14,558               13,914              14,351              16,399            15,142
7/06        14,840               14,149              14,529              16,752            15,407
1/07        15,171               14,435              14,785              17,142            15,767


----------------------------------------------------------------------------------------------------------------
                                                           ANNUALIZED    ANNUALIZED    ANNUALIZED    ANNUALIZED
                                  SIX MONTH    ONE YEAR      3 YEAR        5 YEAR        10 YEAR       SINCE
                                   RETURN       RETURN       RETURN        RETURN        RETURN      INCEPTION
----------------------------------------------------------------------------------------------------------------
Fiduciary Shares                     2.23%       3.15%        2.10%        3.11%+        3.94%+        4.90%+
----------------------------------------------------------------------------------------------------------------
Class A Shares                       2.02%       2.80%        1.82%        2.83%+        3.67%+        4.63%+
----------------------------------------------------------------------------------------------------------------
Class A Shares with load*           -0.27%       0.52%        1.06%        2.36%+        3.44%+        4.50%+
----------------------------------------------------------------------------------------------------------------
Class C Shares                       1.76%       2.35%        1.84%        2.86%++       3.68%++       4.64%++
----------------------------------------------------------------------------------------------------------------
Class C Shares with load**           0.76%       1.36%        1.84%        2.86%++       3.68%++       4.64%++
----------------------------------------------------------------------------------------------------------------

 + The performance presented links the performance of the UBOC Intermediate Municipal Bond Fund, a common trust fund (the "Common Trust Fund"), for the period prior to its consolidation with the HighMark National Intermediate Tax-Free Bond Fund on October 18, 2002, as adjusted to reflect the fees and expenses associated with the HighMark National Intermediate Tax-Free Bond Fund. The Common Trust Fund was not registered under the Investment Company Act of 1940, as amended, and therefore was not subject to the investment restrictions, limitations, and diversification requirements imposed by such Act and the Internal Revenue Code of 1986, as amended. If the Common Trust Fund had been registered, its performance may have been lower.
++ The performance presented links the performance of the Common Trust Fund from February 17, 1989, with the performance of the Fiduciary Shares from October 18, 2002 with the performance of Class C Shares on November 28, 2003. Fiduciary Share performance has been adjusted for the CDSC applicable to Class C Shares but does not reflect the higher Rule 12b-1 fees and expenses applicable to this class. With those adjustments, performance would be lower than that shown.
 *    Reflects 2.25% sales charge.
**    Reflects maximum CDSC of 1.00%
      Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Performance presented from February 17, 1989 to October 18, 2002 (commencement of operations of Fiduciary and Class A Shares) reflects the performance of the UBOC Intermediate Municipal Bond Fund, a common trust fund.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           35

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

                      TOP TEN HOLDINGS

HOLDING                                               % OF
                                                   PORTFOLIO*

FNMA
   6.000%, 05/15/08                                   4.5%

FHLMC
   5.000%, 09/16/08                                   4.4%

GNMA, CMO REMIC,
   SER 25, CL AC
   3.377%, 01/16/23                                   3.5%

U.S. TREASURY INFLATION
   INDEX NOTE
   3.875%, 01/15/09                                   2.8%

FHLMC GOLD
   6.000%, 04/01/17                                   2.4%

FHLMC, ARM
   4.560%, 01/01/34                                   2.3%

CITIGROUP
   6.200%, 03/15/09                                   2.3%

FNMA
   3.250%, 11/15/07                                   2.2%

U.S. TREASURY NOTE
   3.000%, 11/15/07                                   2.2%

FNMA
   3.875%, 07/15/08                                   2.2%

                        FUND SECTORS

SECTOR                                                % OF
                                                   PORTFOLIO*

U.S. GOVERNMENT AGENCY
   OBLIGATIONS                                       50.8%

ASSET-BACKED SECURITIES                              16.3

FINANCIALS                                           12.3

U.S. TREASURY OBLIGATIONS                             5.0

UTILITIES                                             4.4

CONSUMER DISCRETIONARY                                2.4

TELECOMMUNICATION                                     1.7

CONSUMER STAPLES                                      1.3

REPURCHASE AGREEMENT                                  1.2

FOREIGN GOVERNMENTS                                   1.1

HEALTH CARE                                           1.1

INFORMATION TECHNOLOGY                                1.1

REAL ESTATE INVESTMENT TRUST                          0.7

INDUSTRIALS                                           0.6

* EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

SHORT TERM BOND FUND

      PERFORMANCE

      For the semi-annual period ending January 31, 2007, HighMark Short Term Bond Fund (the "Fund") produced a total return of 2.46% (Fiduciary Shares). In comparison, the unmanaged Lehman Brothers 1-3 Year U.S. Government/Credit Index returned 2.56% for the same period.

      FACTORS AFFECTING PERFORMANCE

      A strong economy, soaring commodity prices and inflation concerns caused interest rates to rise in the first half of 2006, but weaker housing, slower growth and an end to the Federal Reserve's rate increases caused rates to fall during the next five months. Despite slower GDP growth, the economy continued to surprise investors during the first six months of the financial period with higher wages and low unemployment.

      Emerging market bonds and the high-yield sectors, the riskiest parts of the fixed-income market, saw the highest returns for the period. U.S. Treasuries rebounded in the second half of 2006 with the highest return in the Treasury market attributed to thirty-year bonds. Corporate bond spreads also were remarkably stable during the period, despite the uncertainty surrounding the economic outlook and the continuation of shareholder protective actions. Investment-grade corporate bonds, after finishing in last place in 2005, rebounded strongly and outperformed Treasuries. However, the spread between corporate bonds and Treasuries narrowed. Mortgage-backed securities also posted strong returns for much of the period, and performance was helped by the mortgage sector's option-adjusted spread tightening combined with lower volatility. Conventional 30-year securities were top performers, with 15-year issues finishing second.

      The Fund slightly underperformed its benchmark, the Lehman Brothers 1-3 Year U.S. Government/Credit Index, during the period. The Fund benefited from exposure to its corporate, mortgage and high-grade weightings, but the Fund's exposure to interest rate risk was less than the overall market. As interest rates declined, this exposure resulted in a slight detraction from performance. As of January 31, 2007, the Fund's average credit quality was AA+, compared to AAA for the index. The Fund's average weighted maturity was 1.79 years and the average duration was 1.54 years, compared to 1.83 years and 1.67 years, respectively, for the index.

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HIGHMARK SHORT TERM BOND FUND
INVESTMENT OBJECTIVE

THE HIGHMARK SHORT TERM BOND FUND SEEKS TOTAL RETURN THROUGH INVESTMENTS IN FIXED-INCOME SECURITIES.

[PHOTO OMITTED]

TEAM LEADER
JACK MONTGOMERY
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK SHORT TERM BOND FUND VERSUS THE LEHMAN BROTHERS 1-3 YEAR U.S. GOVERNMENT/CREDIT INDEX AND THE MORNINGSTAR SHORT BOND CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

PLOT POINTS ARE AS FOLLOWS:

            HighMark         HighMark         HighMark       Lehman Brothers
            Short Term       Short Term       Short Term        1-3 Year        Morningstar
            Bond Fund,       Bond Fund,       Bond Fund,     U.S. Government/   Short Bond
         Fiduciary Shares  Class A Shares   Class C Shares    Credit Index       Category
11/2/04    $10,000           $ 9,775           $10,000           $10,000        $10,000
7/05        10,034             9,792            10,028            10,045         10,063
7/06        10,306            10,033            10,226            10,346         10,306
1/07        10,559            10,268            10,449            10,611         10,574

--------------------------------------------------------------------------------
                                                                     ANNUALIZED
                                            SIX MONTH    ONE YEAR       SINCE
                                             RETURN       RETURN      INCEPTION
--------------------------------------------------------------------------------
Fiduciary Shares                              2.46%        4.00%        2.45%
--------------------------------------------------------------------------------
Class A Shares                                2.34%        3.74%        2.21%
--------------------------------------------------------------------------------
Class A Shares with load*                     0.08%        1.36%        1.18%
--------------------------------------------------------------------------------
Class C Shares                                2.18%        3.34%        1.98%+
--------------------------------------------------------------------------------
Class C Shares with load**                    1.18%        2.34%        1.98%+
--------------------------------------------------------------------------------

 + The performance presented links the performance of the Fiduciary Shares from November 2, 2004 with the performance of Class C Shares on November 29, 2004. Fiduciary Share performance has been adjusted for the CDSC applicable to Class C Shares but does not reflect the higher Rule 12b-1 fees and expenses applicable to this Class. With these adjustments, performance would be lower than that shown.
 * Reflects 2.25% sales charge. Prior to December 1, 2005, the sales charge was 3.25%.
**    Reflects maximum CDSC of 1.00%
      Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

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                        FUND SECTORS

                     CALIFORNIA TAX-FREE
                      MONEY MARKET FUND

SECTOR                                                % OF
                                                   PORTFOLIO

REVENUE BONDS                                        76.8%

TAX EXEMPT COMMERCIAL PAPER                          10.5

SPECIAL ASSESSMENTS                                   4.6

TAX AND REVENUE ANTICIPATION NOTES                    4.5

CERTIFICATES OF PARTICIPATION                         3.6

GENERAL OBLIGATIONS                                   0.0

REGULATED INVESTMENT COMPANIES                        0.0

                     DIVERSIFIED MONEY
                        MARKET FUND

SECTOR                                                % OF
                                                   PORTFOLIO

COMMERCIAL PAPER                                     74.8%

CERTIFICATES OF DEPOSIT                              15.0

CORPORATE OBLIGATIONS                                 8.0

VARIABLE RATE DEMAND NOTES                            1.6

REPURCHASE AGREEMENT                                  0.6

                   U.S. GOVERNMENT MONEY
                        MARKET FUND

SECTOR                                                % OF
                                                   PORTFOLIO

REPURCHASE AGREEMENTS                                72.0%

U.S. GOVERNMENT AGENCY OBLIGATIONS                   18.7

VARIABLE RATE DEMAND NOTES                            9.3

                  100% U.S. TREASURY MONEY
                        MARKET FUND

SECTOR                                                % OF
                                                   PORTFOLIO

U.S. TREASURY BILLS                                  85.9%

U.S. TREASURY NOTE                                   14.1

CALIFORNIA TAX-FREE MONEY MARKET FUND*

      PERFORMANCE

      HighMark California Tax-Free Money Market Fund's (the "Fund") seven-day effective yield as of January 31, 2007, was 3.07% (Fiduciary Shares)**. Using a combined federal and California state income tax rate of 32.70%, the one-month effective yield is equivalent to a 4.56% taxable yield.

      FACTORS AFFECTING PERFORMANCE

      The Federal Reserve Board held short-term interest rates unchanged for the past six months at 5.25%. Municipal note yields decreased from 3.67% to 3.60%, reflecting a flat interest rate environment and expectations that the FOMC may lower rates in the new term. The Fund maintained a slightly longer average weighted maturity than its peer group, extending selectively during the reporting period. The State of California finances were positive for a second year as a result of higher than anticipated tax revenues, but structural imbalances between revenues and expenditures of the State's finances remain. California's long term ratings from the three major rating agencies were unchanged at A1/A+/A+ from July of this past year.

      As of January 31, 2007, the Fund's weighted average maturity was 14 days -- down from 31 days.

 * An investment in the HighMark Money Market Funds is neither insured nor guaranteed by the U.S. Government. Although these Funds seek to maintain a stable net asset value of $1.00, there can be no assurance that they will be able to do so. Some or all of the income you receive from the California Tax-Free Money Market Fund may be subject to certain state and local taxes, and in some cases, to the federal alternative minimum tax.

**    The seven-day effective yields, as of January 31, 2007, are as follows:

                                                  CLASS A   CLASS S
                                                   SHARES    SHARES
--------------------------------------------------------------------------------
California Tax-Free Money Market Fund              2.81%     2.56%

--------------------------------------------------------------------------------

38                               1.800.433.6884

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TAXABLE MONEY MARKET FUNDS*

PERFORMANCE

As of January 31, 2007, HighMark 100% U.S. Treasury Money Market Fund posted a 7-day effective yield of 4.53% (Fiduciary Shares)***. For the same period, HighMark U.S. Government Money Market Fund produced a 7-day effective yield of 4.91% (Fiduciary Shares)***. HighMark Diversified Money Market Fund had a 7-day effective yield of 4.98% as of January 31, 2007 (Fiduciary Shares)***.

FACTORS AFFECTING PERFORMANCE

Despite monetary policy being on hold since July 2006, expectations for short-term interest rates ran high during the six-month period ending January 31, 2007. The Funds' economic forecast in the fourth quarter of 2006 slowed, followed by a gradual re-acceleration of growth in early 2007. The Funds sought to capitalize on this volatility by using periods of higher yields to extend maturities, whether created by volume of new issuance or dealer inventory liquidation.

Given HighMark Diversified Money Market Fund's expectation that the target Federal Funds level would remain on hold at 5.25% throughout early 2007, along with policymakers' stated concerns about inflation and the inverted yield curve, the Fund saw no benefit to investing outside of the 90-day area for the Fund. During the period, asset-backed commercial paper presented the best option for acquiring yields in excess of the 5.25% benchmark.

U.S. Government Agency paper remained rich in relation to Treasuries, providing sparse incentive to extend the average life of the HighMark U.S Government Money Market Fund. The Fund maintained its barbell strategy, balancing a higher concentration in overnight repurchase agreements with longer bullet or callable Agency notes.

Investing for HighMark 100% U.S. Treasury Money Market Fund was an exercise in positioning ahead of expected Treasury bill supply increases or reductions. Generally, the average life of the Fund tracked close to, or modestly shorter, than its peer universe.

  * An investment in the HighMark Money Market Funds is neither insured nor guaranteed by the U.S. Government. Although these Funds seek to maintain a stable net asset value of $1.00, there can be no assurance that they will be able to do so. Some or all of the income you receive from the California Tax-Free Money Market Fund may be subject to certain state and local taxes, and in some cases, to the federal alternative minimum tax.

***   The seven-day effective yields, as of January 31, 2007, are as follows:

                                       CLASS A   CLASS B   CLASS C   CLASS S
                                        SHARES    SHARES    SHARES    SHARES
----------------------------------------------------------------------------
Diversified Money Market Fund           4.72%      n/a       n/a      4.47%
U.S. Government Money Market Fund       4.65%     3.92%     4.18%     4.39%
100% U.S. Treasury Money Market Fund    4.27%      n/a       n/a      4.01%

The yields reflect voluntary waivers in place with the Distributor; without such waivers, yields would be lower (see Note 3 in notes to financial statements).

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DISCLOSURE OF FUND EXPENSES (UNAUDITED)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund's gross income, directly reduce the investment return of the mutual fund. A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways.

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

      To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the year, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ONGOING costs only and do not reflect any transactional costs such as sales charges (loads), and redemption fees, which are described in your Fund's Prospectus. If these fees were applied to your account, your costs would be higher.

                               BEGINNING     ENDING        NET         EXPENSES
                                ACCOUNT     ACCOUNT    ANNUALIZED        PAID
                                 VALUE       VALUE       EXPENSE        DURING
                                8/1/06      1/31/07      RATIOS         PERIOD*
--------------------------------------------------------------------------------
BALANCED FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .....         $1,000.00   $1,093.90      0.94%         $4.96
Class A Shares .......          1,000.00    1,092.00      1.19           6.27
Class B Shares .......          1,000.00    1,088.40      1.79           9.42
Class C Shares .......          1,000.00    1,088.60      1.79           9.42

HYPOTHETICAL 5% RETURN
Fiduciary Shares .....          1,000.00    1,020.47      0.94           4.79
Class A Shares .......          1,000.00    1,019.21      1.19           6.06
Class B Shares .......          1,000.00    1,019.18      1.79           9.10
Class C Shares .......          1,000.00    1,016.18      1.79           9.10
--------------------------------------------------------------------------------
COGNITIVE VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .....          1,000.00    1,130.00      0.94           5.05
Class A Shares .......          1,000.00    1,128.10      1.35           7.24
Class C Shares .......          1,000.00    1,124.30      2.07          11.08
Class M Shares .......          1,000.00    1,131.00      0.93           5.00

HYPOTHETICAL 5% RETURN
Fiduciary Shares .....          1,000.00    1,020.47      0.94           4.79
Class A Shares .......          1,000.00    1,018.40      1.35           6.87
Class C Shares .......          1,000.00    1,014.77      2.07          10.51
Class M Shares .......          1,000.00    1,020.52      0.93           4.74

                               BEGINNING     ENDING        NET         EXPENSES
                                ACCOUNT     ACCOUNT    ANNUALIZED        PAID
                                 VALUE       VALUE       EXPENSE        DURING
                                8/1/06      1/31/07      RATIOS         PERIOD*
--------------------------------------------------------------------------------
CORE EQUITY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .....         $1,000.00   $1,154.60      0.89%         $4.83
Class A Shares .......          1,000.00    1,153.60      1.18           6.41
Class B Shares .......          1,000.00    1,149.20      1.77           9.59
Class C Shares .......          1,000.00    1,149.30      1.77           9.59

HYPOTHETICAL 5% RETURN
Fiduciary Shares .....          1,000.00    1,020.72      0.89           4.53
Class A Shares .......          1,000.00    1,019.26      1.18           6.01
Class B Shares .......          1,000.00    1,016.28      1.77           9.00
Class C Shares .......          1,000.00    1,016.28      1.77           9.00
--------------------------------------------------------------------------------
ENHANCED GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares .......          1,000.00    1,166.50      1.34           7.32
Class C Shares .......          1,000.00    1,162.50      1.88          10.25
Class M Shares .......          1,000.00    1,168.50      0.93           5.08

HYPOTHETICAL 5% RETURN
Class A Shares .......          1,000.00    1,018.45      1.34           6.82
Class C Shares .......          1,000.00    1,015.73      1.88           9.55
Class M Shares .......          1,000.00    1,020.52      0.93           4.74

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                               BEGINNING     ENDING        NET         EXPENSES
                                ACCOUNT     ACCOUNT    ANNUALIZED        PAID
                                 VALUE       VALUE       EXPENSE        DURING
                                8/1/06      1/31/07      RATIOS         PERIOD*
--------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .....         $1,000.00   $1,148.50      1.17%        $ 6.34
Class A Shares .......          1,000.00    1,146.60      1.48           8.01
Class C Shares .......          1,000.00    1,143.30      2.14          11.56
Class M Shares .......          1,000.00    1,148.70      1.13           6.12

HYPOTHETICAL 5% RETURN
Fiduciary Shares .....          1,000.00    1,019.31      1.17           5.96
Class A Shares .......          1,000.00    1,017.74      1.48           7.53
Class C Shares .......          1,000.00    1,014.42      2.14          10.87
Class M Shares .......          1,000.00    1,019.51      1.13           5.75
--------------------------------------------------------------------------------
LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .....          1,000.00    1,115.30      0.92           4.91
Class A Shares .......          1,000.00    1,113.60      1.18           6.29
Class B Shares .......          1,000.00    1,109.50      1.78           9.46
Class C Shares .......          1,000.00    1,109.30      1.78           9.46

HYPOTHETICAL 5% RETURN
Fiduciary Shares .....          1,000.00    1,020.57      0.92           4.69
Class A Shares .......          1,000.00    1,019.26      1.18           6.01
Class B Shares .......          1,000.00    1,016.23      1.78           9.05
Class C Shares .......          1,000.00    1,016.23      1.78           9.05
--------------------------------------------------------------------------------
LARGE CAP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .....          1,000.00    1,131.90      0.89           4.78
Class A Shares .......          1,000.00    1,130.20      1.15           6.17
Class B Shares .......          1,000.00    1,127.30      1.75           9.38
Class C Shares .......          1,000.00    1,126.80      1.75           9.38

HYPOTHETICAL 5% RETURN
Fiduciary Shares .....          1,000.00    1,020.72      0.89           4.53
Class A Shares .......          1,000.00    1,019.41      1.15           5.85
Class B Shares .......          1,000.00    1,016.38      1.75           8.89
Class C Shares .......          1,000.00    1,016.38      1.75           8.89
--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .....          1,000.00    1,089.20      1.42           7.48
Class A Shares .......          1,000.00    1,087.50      1.70           8.94
Class B Shares .......          1,000.00    1,084.60      2.30          12.08
Class C Shares .......          1,000.00    1,084.60      2.30          12.08

HYPOTHETICAL 5% RETURN
Fiduciary Shares .....          1,000.00    1,018.05      1.42           7.22
Class A Shares .......          1,000.00    1,016.64      1.70           8.64
Class B Shares .......          1,000.00    1,013.61      2.30          11.67
Class C Shares .......          1,000.00    1,013.61      2.30          11.67

                               BEGINNING     ENDING        NET         EXPENSES
                                ACCOUNT     ACCOUNT    ANNUALIZED        PAID
                                 VALUE       VALUE       EXPENSE        DURING
                                8/1/06      1/31/07      RATIOS         PERIOD*
--------------------------------------------------------------------------------
SMALL CAP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .....         $1,000.00   $1,139.10      1.34%         $7.22
Class A Shares .......          1,000.00    1,137.30      1.59           8.57
Class B Shares .......          1,000.00    1,133.40      2.19          11.78
Class C Shares .......          1,000.00    1,134.00      2.19          11.78

HYPOTHETICAL 5% RETURN
Fiduciary Shares .....          1,000.00    1,018.45      1.34           6.82
Class A Shares .......          1,000.00    1,017.19      1.59           8.08
Class B Shares .......          1,000.00    1,014.17      2.19          11.12
Class C Shares .......          1,000.00    1,014.17      2.19          11.12
--------------------------------------------------------------------------------
VALUE MOMENTUM FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .....          1,000.00    1,145.30      0.94           5.08
Class A Shares .......          1,000.00    1,143.70      1.19           6.43
Class B Shares .......          1,000.00    1,140.20      1.79           9.66
Class C Shares .......          1,000.00    1,140.70      1.79           9.66

HYPOTHETICAL 5% RETURN
Fiduciary Shares .....          1,000.00    1,020.47      0.94           4.79
Class A Shares .......          1,000.00    1,019.21      1.19           6.06
Class B Shares .......          1,000.00    1,016.18      1.79           9.10
Class C Shares .......          1,000.00    1,016.18      1.79           9.10
--------------------------------------------------------------------------------
CAPITAL GROWTH ALLOCATION FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .....          1,000.00    1,036.80      0.33           0.47(1)
Class A Shares .......          1,000.00    1,123.30      0.57           3.05
Class C Shares .......          1,000.00    1,119.60      1.27           6.79

HYPOTHETICAL 5% RETURN
Fiduciary Shares .....          1,000.00    1,023.54      0.33           1.68
Class A Shares .......          1,000.00    1,022.33      0.57           2.91
Class C Shares .......          1,000.00    1,018.80      1.27           6.46
--------------------------------------------------------------------------------
DIVERSIFIED EQUITY ALLOCATION FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .....          1,000.00    1,039.60      0.34           0.63(2)
Class A Shares .......          1,000.00    1,039.50      0.59           1.25(2)
Class C Shares .......          1,000.00    1,037.80      1.29           2.59(2)

HYPOTHETICAL 5% RETURN
Fiduciary Shares .....          1,000.00    1,009.19      0.34           1.72
Class A Shares .......          1,000.00    1,008.70      0.59           2.99
Class C Shares .......          1,000.00    1,007.32      1.29           6.53
--------------------------------------------------------------------------------
GROWTH & INCOME ALLOCATION FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .....          1,000.00    1,029.60      0.33           0.18(3)
Class A Shares .......          1,000.00    1,100.40      0.56           2.96
Class C Shares .......          1,000.00    1,096.60      1.26           6.66

HYPOTHETICAL 5% RETURN
Fiduciary Shares .....          1,000.00    1,023.54      0.33           1.68
Class A Shares .......          1,000.00    1,022.38      0.56           2.85
Class C Shares .......          1,000.00    1,018.85      1.26           6.41

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DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONCLUDED)

                               BEGINNING     ENDING        NET         EXPENSES
                                ACCOUNT     ACCOUNT    ANNUALIZED        PAID
                                 VALUE       VALUE       EXPENSE        DURING
                                8/1/06      1/31/07      RATIOS         PERIOD*
--------------------------------------------------------------------------------
INCOME PLUS ALLOCATION FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .....         $1,000.00   $1,018.30      0.32%         $0.69(4)
Class A Shares .......          1,000.00    1,067.70      0.62           3.23
Class C Shares .......          1,000.00    1,063.80      1.32           6.87

HYPOTHETICAL 5% RETURN
Fiduciary Shares .....          1,000.00    1,023.59      0.32           1.63
Class A Shares .......          1,000.00    1,022.08      0.62           3.16
Class C Shares .......          1,000.00    1,018.55      1.32           6.72
--------------------------------------------------------------------------------
BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .....          1,000.00    1,035.10      0.74           3.80
Class A Shares .......          1,000.00    1,033.30      0.99           5.07
Class B Shares .......          1,000.00    1,030.00      1.69           8.65
Class C Shares .......          1,000.00    1,030.40      1.44           7.37

HYPOTHETICAL 5% RETURN
Fiduciary Shares .....          1,000.00    1,021.48      0.74           3.77
Class A Shares .......          1,000.00    1,020.21      0.99           5.04
Class B Shares .......          1,000.00    1,016.69      1.69           8.59
Class C Shares .......          1,000.00    1,017.95      1.44           7.32
--------------------------------------------------------------------------------
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .....          1,000.00    1,018.60      0.50           2.54
Class A Shares .......          1,000.00    1,017.40      0.75           3.81
Class B Shares .......          1,000.00    1,014.10      1.45           7.36
Class C Shares .......          1,000.00    1,015.20      1.20           6.10

HYPOTHETICAL 5% RETURN
Fiduciary Shares .....          1,000.00    1,022.68      0.50           2.55
Class A Shares .......          1,000.00    1,021.42      0.75           3.82
Class B Shares .......          1,000.00    1,017.90      1.45           7.37
Class C Shares .......          1,000.00    1,019.16      1.20           6.11
--------------------------------------------------------------------------------
NATIONAL INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .....          1,000.00    1,022.30      0.28           1.43
Class A Shares .......          1,000.00    1,020.20      0.53           2.70
Class C Shares .......          1,000.00    1,017.60      0.98           4.98

HYPOTHETICAL 5% RETURN
Fiduciary Shares .....          1,000.00    1,023.79      0.28           1.43
Class A Shares .......          1,000.00    1,022.53      0.53           2.70
Class C Shares .......          1,000.00    1,020.27      0.98           4.99
--------------------------------------------------------------------------------
SHORT TERM BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .....          1,000.00    1,024.60      0.66           3.37
Class A Shares .......          1,000.00    1,023.40      0.91           4.64
Class C Shares .......          1,000.00    1,021.80      1.36           6.93

HYPOTHETICAL 5% RETURN
Fiduciary Shares .....          1,000.00    1,021.88      0.66           3.36
Class A Shares .......          1,000.00    1,020.62      0.91           4.63
Class C Shares .......          1,000.00    1,018.35      1.36           6.92

                               BEGINNING     ENDING        NET         EXPENSES
                                ACCOUNT     ACCOUNT    ANNUALIZED        PAID
                                 VALUE       VALUE       EXPENSE        DURING
                                8/1/06      1/31/07      RATIOS         PERIOD*
--------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .....         $1,000.00   $1,015.30      0.48%         $2.44
Class A Shares .......          1,000.00    1,014.00      0.73           3.71
Class S Shares .......          1,000.00    1,012.70      0.98           4.97

HYPOTHETICAL 5% RETURN
Fiduciary Shares .....          1,000.00    1,022.79      0.48           2.45
Class A Shares .......          1,000.00    1,021.53      0.73           3.72
Class S Shares .......          1,000.00    1,020.27      0.98           4.99
--------------------------------------------------------------------------------
DIVERSIFIED MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .....          1,000.00    1,024.90      0.53           2.71
Class A Shares .......          1,000.00    1,023.60      0.78           3.98
Class S Shares .......          1,000.00    1,022.30      1.03           5.25

HYPOTHETICAL 5% RETURN
Fiduciary Shares .....          1,000.00    1,022.53      0.53           2.70
Class A Shares .......          1,000.00    1,021.27      0.78           3.97
Class S Shares .......          1,000.00    1,020.01      1.03           5.24
--------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .....          1,000.00    1,024.40      0.53           2.70
Class A Shares .......          1,000.00    1,023.20      0.78           3.98
Class B Shares .......          1,000.00    1,019.50      1.48           7.53
Class C Shares .......          1,000.00    1,020.70      1.23           6.26
Class S Shares .......          1,000.00    1,021.90      1.03           5.25

HYPOTHETICAL 5% RETURN
Fiduciary Shares .....          1,000.00    1,022.53      0.53           2.70
Class A Shares .......          1,000.00    1,021.27      0.78           3.97
Class B Shares .......          1,000.00    1,017.74      1.48           7.53
Class C Shares .......          1,000.00    1,019.00      1.23           6.26
Class S Shares .......          1,000.00    1,020.01      1.03           5.24
--------------------------------------------------------------------------------
100% U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .....          1,000.00    1,022.90      0.53           2.70
Class A Shares .......          1,000.00    1,021.60      0.78           3.97
Class S Shares .......          1,000.00    1,020.30      1.03           5.25

HYPOTHETICAL 5% RETURN
Fiduciary Shares .....          1,000.00    1,022.53      0.53           2.70
Class A Shares .......          1,000.00    1,021.27      0.78           3.97
Class S Shares .......          1,000.00    1,020.01      1.03           5.24

  * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

(1) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 51/365 (to reflect the period since the Class commenced operations).

(2) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 66/365 (for Fiduciary Shares), 76/365 (for Class A Shares) and 72/365 (for Class C Shares) (to reflect the period since the Class commenced operations).

(3) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 20/365 (to reflect the period since the Class commenced operations).

(4) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 78/365 (to reflect the period since the Class commenced operations).

--------------------------------------------------------------------------------

42                                 1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

BALANCED FUND

-----------------------------------------------------------------------------
Description                                            Shares     Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
  COMMON STOCK - 68.5%
-----------------------------------------------------------------------------
  CONSUMER DISCRETIONARY - 8.6%
     Centex (A)                                         2,910      $     156
     Coach*                                             7,465            342
     Comcast, Cl A* (A)                                 7,739            343
     Harrah's Entertainment                             2,515            212
     Hilton Hotels                                      6,070            215
     Home Depot                                         5,205            212
     Kohl's*                                            3,877            275
     Lamar Advertising, Cl A*                           2,400            159
     News, Cl B                                        13,640            334
     Nordstrom                                          6,575            366
     Staples                                            7,025            181
     Starbucks* (A)                                     4,370            153
     Target                                             8,520            523
     Tiffany                                            4,900            192
     Walt Disney                                        5,710            201
                                                                   ---------
                                                                       3,864
                                                                   ---------
  CONSUMER STAPLES - 7.0%
     Altria Group                                       5,860            512
     CVS                                               21,042            708
     Kellogg                                            5,220            257
     PepsiCo                                            8,125            530
     Procter & Gamble                                  11,930            774
     Wal-Mart Stores                                    7,825            373
                                                                   ---------
                                                                       3,154
                                                                   ---------
  ENERGY - 5.7%
     BP ADR                                             3,470            220
     Exxon Mobil                                       16,788          1,244
     Halliburton                                       10,750            318
     Occidental Petroleum                               4,840            224
     Suncor Energy                                      7,330            545
                                                                   ---------
                                                                       2,551
                                                                   ---------
  FINANCIALS - 15.3%
     American Express                                   3,605            210
     American International Group (A)                  11,532            789
     Bank of America                                   17,480            919
     Citigroup                                         22,042          1,215
     Goldman Sachs Group (A)                            2,275            483
     JPMorgan Chase                                    17,503            891
     Keycorp                                            7,065            270
     Merrill Lynch                                      9,040            846
     National City (A)                                  6,415            243
     SLM                                                7,905            363
     Wells Fargo                                       10,005            359
     XL Capital, Cl A                                   4,660            322
                                                                   ---------
                                                                       6,910
                                                                   ---------

-----------------------------------------------------------------------------
Description                                            Shares     Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)
-----------------------------------------------------------------------------
  HEALTH CARE - 8.3%
     Abbott Laboratories (A)                            9,135      $     484
     Eli Lilly (A)                                      6,740            365
     Gilead Sciences* (A)                               4,490            289
     GlaxoSmithKline ADR (A)                            6,085            329
     Johnson & Johnson                                  7,670            512
     Medtronic                                          6,160            329
     Novartis ADR                                       6,990            403
     Pfizer                                            15,109            397
     Sanofi-Aventis ADR                                 7,360            325
     WellPoint*                                         3,915            307
                                                                   ---------
                                                                       3,740
                                                                   ---------
  INDUSTRIALS - 7.5%
     3M                                                 3,160            235
     Danaher                                            8,935            662
     Emerson Electric                                   4,485            202
     General Electric                                  43,595          1,571
     Honeywell International                            8,130            371
     Rockwell Automation                                5,525            338
                                                                   ---------
                                                                       3,379
                                                                   ---------
  INFORMATION TECHNOLOGY - 11.1%
     Accenture, Cl A                                    7,450            281
     Applied Materials (A)                             17,425            309
     Cisco Systems* (A)                                29,360            781
     Citrix Systems*                                    7,150            226
     Corning*                                          11,170            233
     EMC*                                              16,655            233
     Intel                                             28,830            604
     International Business Machines                    3,055            303
     Maxim Integrated Products                          7,450            230
     Microsoft                                         32,705          1,009
     Oracle*                                            9,710            167
     Qualcomm                                           3,910            147
     Symantec*                                         12,525            222
     Texas Instruments (A)                              8,570            267
                                                                   ---------
                                                                       5,012
                                                                   ---------
  MATERIALS - 1.6%
     Alcoa (A)                                          5,810            188
     Praxair                                            6,410            404
     Weyerhaeuser                                       2,040            153
                                                                   ---------
                                                                         745
                                                                   ---------
  TELECOMMUNICATIONS - 2.0%
     Sprint Nextel                                     13,560            242
     Verizon Communications                            17,210            663
                                                                   ---------
                                                                         905
                                                                   ---------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                            WWW.HIGHMARKFUNDS.COM                             43

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

BALANCED FUND (CONTINUED)

-----------------------------------------------------------------------------
Description                                   Shares/Par(000)     Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)
-----------------------------------------------------------------------------
  UTILITIES - 1.4%
     Cleco                                             12,800      $     327
     Exelon                                             5,145            309
                                                                   ---------
                                                                         636
                                                                   ---------
     TOTAL COMMON STOCK
        (Cost $25,011)                                                30,896
                                                                   ---------

--------------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 11.4%
--------------------------------------------------------------------------------
     FHLMC Gold
        6.500%, 11/01/09                              $    59             59
        6.000%, 09/01/17                                  154            156
        6.000%, 02/01/28                                   81             82
        5.000%, 10/01/20                                   58             56
        4.500%, 05/01/19                                   71             68
     FHLMC, CMO REMIC, Ser 1626, Cl PT
        6.000%, 12/15/08                                   63             63
     FNMA
        8.000%, 08/01/24                                    6              6
        8.000%, 05/01/25                                   31             33
        8.000%, 07/01/26                                    8              9
        7.500%, 09/01/26                                    7              8
        7.000%, 09/01/25                                   13             13
        7.000%, 07/01/26                                   27             28
        7.000%, 09/01/26                                   12             12
        7.000%, 12/01/27                                   27             28
        6.500%, 05/01/14                                   81             83
        6.500%, 03/01/24                                    8              8
        6.500%, 01/01/28                                   34             34
        6.500%, 05/01/29                                   17             18
        6.000%, 08/01/14                                  157            159
        6.000%, 02/01/17                                  156            158
        6.000%, 03/01/28                                   93             94
        6.000%, 05/01/28                                   25             25
        5.500%, 12/01/17                                  152            152
        5.500%, 11/01/33                                  265            261
        5.000%, 12/01/17                                   50             49
        5.000%, 04/01/18                                  258            253
        5.000%, 05/01/18                                  265            259
        5.000%, 11/01/18                                   20             20
        5.000%, 03/01/34                                  415            399
        5.000%, 08/01/34                                  213            205
        5.000%, 07/01/35                                  226            217
        4.500%, 02/01/19                                  166            160
        4.500%, 05/01/19                                  415            398
        4.500%, 07/01/20                                  339            326
        4.000%, 05/01/19                                  451            422

-----------------------------------------------------------------------------
Description                                          Par(000)     Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - (CONTINUED)
-----------------------------------------------------------------------------
     FNMA, CMO REMIC, Ser 2003-25, Cl CD
        3.500%, 03/25/17                              $   255      $     244
     GNMA
        7.500%, 05/15/24                                   13             14
        7.500%, 09/15/25                                   11             12
        7.500%, 09/15/26                                   14             15
        7.500%, 01/15/27                                   11             11
        7.000%, 02/15/26                                   31             32
        7.000%, 08/15/26                                   14             15
        7.000%, 10/15/27                                   37             38
        7.000%, 03/15/29                                   43             44
        6.500%, 09/15/08                                   23             23
        6.500%, 06/15/23                                    6              6
        6.500%, 04/15/26                                   13             13
        6.500%, 05/15/28                                   28             29
        6.500%, 01/15/29                                   50             51
        6.000%, 11/15/08                                   28             28
        6.000%, 02/15/29                                  171            173
        6.000%, 04/15/29                                   66             67
                                                                   ---------
  TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-
     BACKED OBLIGATIONS
     (Cost $5,206)                                                     5,136
                                                                   ---------

-----------------------------------------------------------------------------
  CORPORATE OBLIGATIONS - 10.6%
-----------------------------------------------------------------------------
  CONSUMER DISCRETIONARY - 1.1%
     Time Warner
        7.480%, 01/15/08                                  300            305
     Time Warner Entertainment
        8.375%, 03/15/23                                  175            206
                                                                   ---------
                                                                         511
                                                                   ---------
  CONSUMER STAPLES - 0.2%
     Safeway
        7.500%, 09/15/09                                  100            104
                                                                   ---------
  ENERGY - 0.6%
     Kinder Morgan
        7.250%, 03/01/28                                  275            273
                                                                   ---------
  FINANCIALS - 3.0%
     Associates
        6.950%, 11/01/18                                  175            194
     GE Global Insurance
        7.750%, 06/15/30                                  200            241
     HSBC Bank USA (A)
        3.875%, 09/15/09                                  200            194
     Morgan Stanley
        6.750%, 04/15/11                                  200            210

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

44                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

BALANCED FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
  FINANCIALS - (CONTINUED)
     U.S. Bancorp
        6.875%, 09/15/07                                    $  400     $     403
     Wells Fargo Bank
        6.450%, 02/01/11                                       100           104
                                                                       ---------
                                                                           1,346
                                                                       ---------
  FOREIGN GOVERNMENTS - 1.0%
     Hydro Quebec, Ser HY
        8.400%, 01/15/22                                       150           194
     Pemex Project Funding Master Trust
        9.125%, 10/13/10                                       250           278
                                                                       ---------
                                                                             472
                                                                       ---------
  HEALTH CARE - 1.3%
     HCA
        7.875%, 02/01/11                                       200           201
     Pharmacia
        5.875%, 12/01/08                                       225           227
     United Health Group
        5.250%, 03/15/11                                       150           149
                                                                       ---------
                                                                             577
                                                                       ---------
  INDUSTRIALS - 1.2%
     General Electric
        5.000%, 02/01/13                                       150           148
     Raytheon
        6.150%, 11/01/08                                       150           151
     Tyco International
        7.200%, 10/15/08                                       225           231
                                                                       ---------
                                                                             530
                                                                       ---------
  INFORMATION TECHNOLOGY - 0.6%
     Cisco Systems
        5.250%, 02/22/11                                       175           175
     International Business Machines
        6.500%, 01/15/28                                       100           108
                                                                       ---------
                                                                             283
                                                                       ---------
  REAL ESTATE INVESTMENT TRUST - 0.5%
     EOP Operating
        6.800%, 01/15/09                                       200           206
                                                                       ---------
  TELECOMMUNICATION - 0.3%
     Bell Atlantic of Maryland
        8.000%, 10/15/29                                        75            85
     New England Telephone & Telegraph
        7.875%, 11/15/29                                        50            55
                                                                       ---------
                                                                             140
                                                                       ---------

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
  UTILITIES - 0.8%
     Baltimore Gas & Electric, MTN, Ser G
        5.780%, 10/01/08                                    $  150     $     150
     Virginia Electric & Power, Ser A
        4.750%, 03/01/13                                       200           192
                                                                       ---------
                                                                             342
                                                                       ---------
     TOTAL CORPORATE OBLIGATIONS
        (Cost $4,865)                                                      4,784
                                                                       ---------

--------------------------------------------------------------------------------
  U.S. TREASURY OBLIGATIONS - 3.4%
--------------------------------------------------------------------------------
     U.S. Treasury Bonds (A)
        8.125%, 08/15/19                                       160           207
        7.250%, 05/15/16                                       400           471
     U.S. Treasury Bond
        7.125%, 02/15/23                                       100           123
     U.S. Treasury Inflation Index Note (A)
        3.000%, 07/15/12                                       701           723
                                                                       ---------
     TOTAL U.S. TREASURY OBLIGATIONS
        (Cost $1,540)                                                      1,524
                                                                       ---------

--------------------------------------------------------------------------------
  ASSET-BACKED SECURITIES - 1.5%
--------------------------------------------------------------------------------
     CenterPoint Energy Transition Bond Co. II,
        Ser A, Cl A3
        5.090%, 08/01/15                                       225           219
     MBNA Credit Card Master Note Trust,
        Ser 2005-A7, Cl A7
        4.300%, 02/15/11                                       250           246
     PG&E Energy Recovery Funding,
        Ser 2005-2, Cl A2
        5.030%, 03/25/14                                       200           199
                                                                       ---------
     TOTAL ASSET-BACKED SECURITIES
        (Cost $675)                                                          664
                                                                       ---------

--------------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.1%
--------------------------------------------------------------------------------
     FNMA (A)
        5.000%, 04/15/15                                       200           199
     FNMA
        3.250%, 11/15/07                                       300           295
                                                                       ---------
     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
        (Cost $497)                                                          494
                                                                       ---------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                            WWW.HIGHMARKFUNDS.COM                             45

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

BALANCED FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  REPURCHASE AGREEMENTS - 17.1%
--------------------------------------------------------------------------------
     Bank of America (B)
        5.360%, dated 01/31/07, matures on
        02/01/07, repurchase price $5,836,257
        (collateralized by various corporate
        obligations, ranging in par value
        from $127,996 - $2,843,252,
        3.950% - 5.000%, 05/01/08 - 08/15/14,
        total market value $6,127,533)                      $5,835     $   5,835
     Deutsche Bank Securities
        5.220%, dated 01/31/07, matures on
        02/01/07, repurchase price $1,471,648
        (collateralized by a U.S. Government
        obligation, par value $3,530,197, 0.000%,
        11/15/23, total market value $1,500,863)             1,471         1,471
     Lehman Brothers (B)
        5.363%, dated 01/31/07, matures on
        02/01/07, repurchase price $421,713
        (collateralized by various mortgage
        obligations, ranging in par value
        from $11,802 - $83,701
        0.000% - 6.061%, 09/25/35 - 01/15/37,
        total market value $430,135)                           422           422
                                                                       ---------
     TOTAL REPURCHASE AGREEMENTS
        (Cost $7,728)                                                      7,728
                                                                       ---------
  TOTAL INVESTMENTS - 113.6%
     (Cost $45,522)                                                    $  51,226
                                                                       =========

--------------------------------------------------------------------------------
PERCENTAGES ARE BASED ON NET ASSETS OF $45,096,915.
*     NON-INCOME PRODUCING SECURITY.
(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY WAS ON LOAN AT JANUARY 31, 2007. THE TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2007 IS $6,101,991.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
CMO -- COLLATERALIZED MORTGAGE OBLIGATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

46                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

COGNITIVE VALUE FUND

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - 95.1%
--------------------------------------------------------------------------------
  CONSUMER DISCRETIONARY - 14.9%
     4Kids Entertainment*                                   14,500     $     284
     Aftermarket Technology*                                32,800           707
     Alloy*                                                 20,500           243
     Avatar Holdings*                                        4,200           339
     Bombay (A)*                                           159,400           177
     Books-A-Million (A)                                    19,500           372
     Building Materials Holding (A)                         12,600           300
     California Coastal Communities                         13,800           278
     Carriage Services (A)*                                 52,400           283
     Cato, Cl A                                             16,500           372
     Cutter & Buck                                          23,400           304
     Dress Barn*                                            14,000           315
     Emerson Radio (A)*                                     86,200           274
     Ethan Allen Interiors (A)                               8,800           331
     Finlay Enterprises*                                    32,500           296
     Fuel Systems Solutions*                                17,950           398
     Harris Interactive*                                    48,300           252
     Interactive Data                                       17,500           409
     Jack in the Box*                                       10,500           649
     John Wiley & Sons, Cl A                                12,300           457
     Kimball International, Cl B                            17,500           431
     Kirkland's (A)*                                        56,300           293
     Lacrosse Footwear*                                     20,100           275
     Luby's*                                                75,600           819
     Modine Manufacturing                                   27,800           727
     Movado Group                                           11,900           342
     PC Mall*                                               26,800           377
     Phillips-Van Heusen                                    16,600           915
     Pinnacle Entertainment*                                22,600           780
     Sauer-Danfoss                                           6,700           231
     Shoe Carnival*                                         10,500           334
     Snap-On                                                13,600           656
     Sonic Automotive, Cl A (A)                             25,300           793
     Stage Stores                                            8,500           273
     Stein Mart                                             18,000           243
     Steiner Leisure*                                        8,100           379
     Steven Madden                                          11,800           351
     Tweeter Home Entertainment Group (A)*                  91,031           127
     Universal Electronics*                                 13,000           271
     Wolverine World Wide                                   16,000           492
     World Wrestling Entertainment, Cl A                    29,100           468
                                                                       ---------
                                                                          16,617
                                                                       ---------
  CONSUMER STAPLES - 4.3%
     Casey's General Stores                                 11,700           299
     Central European Distribution*                          9,300           274
     Corn Products International                            10,500           360
     Diamond Foods                                          14,400           275
     Flowers Foods                                          10,500           295

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
  CONSUMER STAPLES - (CONTINUED)
     Inter Parfums                                          22,800     $     454
     J&J Snack Foods                                        22,500           929
     Longs Drug Stores                                       6,500           279
     National Beverage (A)                                  27,400           388
     Peet's Coffee & Tea (A)*                               13,600           352
     Performance Food Group*                                18,900           561
     Schiff Nutrition International*                        42,300           288
                                                                       ---------
                                                                           4,754
                                                                       ---------
  ENERGY - 6.4%
     Basic Energy Services*                                 11,600           275
     Cabot Oil & Gas                                         6,600           428
     General Maritime                                       16,700           610
     Grey Wolf*                                             85,200           582
     Gulfmark Offshore*                                      8,700           314
     Hanover Compressor*                                    23,500           455
     Hornbeck Offshore Services*                            18,900           520
     Input/Output (A)*                                      45,100           618
     Lone Star Technologies*                                 7,900           382
     NATCO Group, Cl A*                                      9,100           316
     OMI                                                    18,100           399
     Parker Drilling*                                       92,600           858
     Royale Energy*                                         32,600           126
     Swift Energy*                                          11,600           514
     Tidewater (A)                                           8,500           438
     Trico Marine Services*                                  8,000           260
                                                                       ---------
                                                                           7,095
                                                                       ---------
  FINANCIALS - 20.6%
     Access National                                        27,600           264
     Agree Realty REIT                                      16,000           575
     AmCOMP*                                                22,500           242
     AmeriServ Financial (A)*                               51,000           242
     Argonaut Group*                                        22,200           745
     Bancorp*                                               18,700           491
     Bancorpsouth                                           12,200           309
     BancTrust Financial Group                              10,400           223
     Bank of Granite                                        13,825           261
     Bank of Marin                                           7,700           290
     Bankunited Financial, Cl A                              9,300           257
     Boston Private Financial Holdings                      14,400           417
     Cardinal Financial                                     26,200           265
     Cash America International                             25,100         1,072
     Centennial Bank Holdings*                              46,500           412
     Citizens (A)*                                          38,900           280
     Delphi Financial Group, Cl A                           18,350           724
     Downey Financial (A)                                    5,700           408
     Eagle Hospitality Properties Trust REIT                26,800           269

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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

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SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

COGNITIVE VALUE FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
  FINANCIALS - (CONTINUED)
     Entertainment Properties Trust REIT                     5,000     $     324
     FelCor Lodging Trust REIT                              19,500           430
     First Republic Bank                                     7,000           376
     FNB                                                     6,800           271
     Hallmark Financial Services*                           26,800           273
     Hanmi Financial                                        22,000           451
     Intervest Bancshares*                                   6,700           203
     Knight Capital Group, Cl A*                            18,400           333
     Lakeland Bancorp (A)                                   18,400           273
     LTC Properties REIT                                    17,000           479
     Mercer Insurance Group                                 12,400           226
     Metrocorp Bancshares                                   11,350           228
     MicroFinancial                                         67,900           261
     National Bankshares                                     9,400           230
     National Health Investors REIT                         17,400           559
     National Health Realty REIT                            12,000           287
     National Retail Properties REIT                        24,000           570
     New Century Financial REIT (A)                          8,500           257
     New York Mortgage Trust REIT                           84,400           249
     Nicholas Financial*                                    20,400           231
     NorthStar Realty Finance REIT                          62,400         1,101
     Ocwen Financial*                                       26,800           377
     Odyssey Re Holdings (A)                                22,900           903
     Ohio Casualty                                          10,900           322
     Patriot National Bancorp                               10,400           254
     Phoenix                                                18,800           283
     PMC Commercial Trust REIT                              17,600           264
     ProAssurance*                                           6,100           310
     Procentury                                             16,200           318
     Provident Bankshares                                    9,900           351
     Republic First Bancorp*                                20,500           264
     Rewards Network*                                       43,300           282
     Seacoast Banking (A)                                   10,900           252
     Security Bank                                          16,000           351
     Selective Insurance Group (A)                          10,500           540
     Specialty Underwriters' Alliance*                      26,100           208
     Sterling Financial                                      6,800           226
     United PanAm Financial*                                19,500           274
     United Security Bancshares (A)                          9,200           270
     Virginia Financial Group                                8,900           237
     Whitney Holding (A)                                    13,400           424
     Zenith National Insurance                              20,200           923
                                                                       ---------
                                                                          22,991
                                                                       ---------
  HEALTH CARE - 5.6%
     Analogic                                                5,800           341
     Cardiodynamics International*                         252,545           308
     Datascope                                               8,000           296
     Digirad (A)*                                           66,800           297

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
  HEALTH CARE - (CONTINUED)
     Dynavax Technologies*                                  24,400     $     148
     E-Z-Em*                                                15,100           269
     Harvard Bioscience*                                    50,800           269
     HealthTronics*                                         38,715           250
     Hooper Holmes                                          76,000           256
     I-Trax (A)*                                            86,100           319
     Integramed America*                                    19,000           270
     Medical Staffing Network Holdings*                     43,600           289
     Memry*                                                118,700           267
     Parexel International*                                 12,100           396
     PDI*                                                   24,000           234
     Pediatric Services of America*                         20,900           270
     Savient Pharmaceuticals*                               31,400           469
     Sonic Innovations*                                     48,600           294
     Synovis Life Technologies*                             31,200           385
     US Physical Therapy*                                   22,300           314
     Vital Signs                                             5,100           265
                                                                       ---------
                                                                           6,206
                                                                       ---------
  INDUSTRIALS - 18.4%
     Aceto                                                  31,300           295
     Acuity Brands                                          18,600         1,079
     Alaska Air Group*                                       6,600           283
     Ameron International                                    5,400           436
     Ampco-Pittsburgh                                       12,100           361
     AO Smith                                                7,800           299
     Applied Industrial Technologies                        27,900           684
     Arkansas Best                                           7,800           298
     Armor Holdings*                                         7,500           454
     Atlas Air Worldwide Holdings*                          14,000           671
     Baldwin Technology, Cl A*                              51,000           232
     Belden CDT                                              8,100           350
     Cascade                                                 6,100           328
     CBIZ*                                                  66,200           443
     Champion Industries                                       600             5
     Comfort Systems USA                                    75,100           920
     Compudyne (A)*                                         39,200           306
     EMCOR Group*                                           16,800           965
     EnPro Industries*                                      15,600           516
     ExpressJet Holdings*                                   49,300           385
     Freightcar America (A)                                  5,500           320
     GP Strategies*                                         31,900           272
     IDEX                                                    7,800           405
     Interface, Cl A*                                       32,200           490
     International Aluminum                                  5,600           292
     Intersections*                                         25,488           305
     Kansas City Southern*                                  10,900           328
     Labor Ready*                                           19,100           359
     Lennox International                                   17,000           516

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

48                                 1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

COGNITIVE VALUE FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
  INDUSTRIALS - (CONTINUED)
     Mueller Industries                                     15,900     $     518
     North American Galvanizing & Coatings*                 48,300           244
     Oshkosh Truck                                          10,700           565
     Regal-Beloit (A)                                       12,100           609
     Saia*                                                  10,700           285
     Steelcase, Cl A                                        38,600           756
     Superior Essex*                                        10,800           345
     Tennant                                                30,200           934
     URS*                                                   20,700           889
     Valmont Industries                                     18,000           998
     Viad                                                   11,300           474
     Volt Information Sciences (A)*                         17,850           631
     Washington Group International*                        11,300           646
                                                                       ---------
                                                                          20,491
                                                                       ---------
  INFORMATION TECHNOLOGY - 12.7%
     Advanced Energy Industries*                            11,800           204
     Aehr Test Systems*                                     54,100           318
     Allied Motion Technologies*                            38,600           278
     Analysts International*                               150,600           280
     Arris Group*                                           34,900           496
     AVX                                                    40,300           582
     Bel Fuse, Cl B                                          7,000           227
     Brightpoint*                                           14,580           161
     Carrier Access*                                        38,300           221
     Centillium Communications*                            124,400           261
     Cohu                                                   14,400           288
     Computer Horizons*                                     53,300           240
     Computer Task Group*                                   61,800           290
     Cyberoptics*                                           19,600           265
     Cymer*                                                  7,400           313
     Dynamics Research*                                     26,800           236
     EMS Technologies*                                      13,400           278
     Hypercom*                                              47,100           285
     InFocus*                                               96,900           260
     Innovex*                                              144,000           292
     Inter-Tel                                              12,400           281
     Intest*                                                56,300           245
     Komag (A)*                                              7,100           242
     Lightbridge*                                           23,700           380
     Mantech International, Cl A*                            6,500           222
     Mapinfo*                                               19,100           261
     Micros Systems*                                         9,100           512
     MPS Group*                                             22,900           343
     Netscout Systems*                                      29,600           247
     Optimal Group, Cl A*                                   35,400           294
     Orbotech*                                              12,600           302
     Perceptron*                                            31,300           311
     Performance Technologies*                              48,200           288

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
  INFORMATION TECHNOLOGY - (CONTINUED)
     Photon Dynamics*                                       21,500     $     243
     Planar Systems*                                        21,300           222
     Plexus*                                                25,200           423
     Quest Software*                                        21,500           321
     SPSS*                                                  11,700           363
     Sybase*                                                17,600           456
     Technitrol                                             11,000           242
     Tessco Technologies*                                   13,100           293
     TTI Team Telecom International*                       102,000           256
     United Online                                          24,200           340
     Varian Semiconductor Equipment
        Associates*                                         13,000           535
     Virage Logic (A)*                                      28,600           221
     Westell Technologies, Cl A*                           108,100           246
     White Electronic Designs*                              44,900           261
                                                                       ---------
                                                                          14,125
                                                                       ---------
  MATERIALS - 7.4%
     Arch Chemicals                                         20,400           688
     Caraustar Industries*                                  32,500           259
     Carpenter Technology                                    7,600           890
     Chaparral Steel                                        16,000           821
     Commercial Metals                                      17,400           472
     HB Fuller                                              33,700           872
     ICO*                                                   48,000           230
     Innospec                                               11,600           621
     Lesco*                                                 32,300           349
     Material Sciences*                                     22,200           262
     NN                                                     22,500           287
     OM Group*                                               9,900           484
     Pioneer*                                               10,400           311
     PolyOne*                                               43,400           318
     Rock-Tenn, Cl A                                        11,200           367
     Rockwood Holdings*                                      8,200           217
     Schulman A                                              9,900           207
     Stepan                                                  8,300           265
     US Concrete*                                           41,400           332
                                                                       ---------
                                                                           8,252
                                                                       ---------
  TELECOMMUNICATIONS - 0.7%
     Arbinet-thexchange*                                    45,900           280
     CT Communications                                      12,400           303
     USA Mobility                                           10,000           203
                                                                       ---------
                                                                             786
                                                                       ---------
  UTILITIES - 4.1%
     Allete                                                 11,500           553
     Aquila*                                                68,700           311
     Atmos Energy                                           22,300           697

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

COGNITIVE VALUE FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                       Shares/Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
  UTILITIES - (CONTINUED)
     Avista                                                 35,800     $     900
     Energen                                                 5,500           255
     Laclede Group                                          21,400           695
     Puget Energy                                           10,800           265
     Southern Union                                         32,841           913
                                                                       ---------
                                                                           4,589
                                                                       ---------
     TOTAL COMMON STOCK
        (Cost $91,124)                                                   105,906
                                                                       ---------

--------------------------------------------------------------------------------
  MASTER NOTES - 4.3%
--------------------------------------------------------------------------------
     Bank of America (B)
        5.383%, 02/01/07                                  $  2,500         2,500
     Bear Stearns (B)
        5.513%, 02/01/07                                     2,250         2,250
                                                                       ---------

     TOTAL MASTER NOTES
        (Cost $4,750)                                                      4,750
                                                                       ---------

--------------------------------------------------------------------------------
  REGULATED INVESTMENT COMPANIES - 4.0%
--------------------------------------------------------------------------------
     iShares Russell 2000 Value
        Index Fund (A)                                      25,600         2,079
     iShares S&P SmallCap 600
        Value Index Fund (A)                                26,900         2,073
     Rydex S&P Smallcap 600
        Pure Value                                           7,500           320
                                                                       ---------
     TOTAL REGULATED INVESTMENT COMPANIES
        (Cost $3,374)                                                      4,472
                                                                       ---------

--------------------------------------------------------------------------------
  COMMERCIAL PAPER - 2.2%
--------------------------------------------------------------------------------
     Morgan Stanley Dean Witter (B)
        5.383%, 07/19/07                                     2,500         2,500
                                                                       ---------
     TOTAL COMMERCIAL PAPER
        (Cost $2,500)                                                      2,500
                                                                       ---------

--------------------------------------------------------------------------------
  CORPORATE OBLIGATION - 2.2%
--------------------------------------------------------------------------------
     Liquid Funding (B) (C)
        5.350%, 11/30/07                                     2,500         2,500
                                                                       ---------
     TOTAL CORPORATE OBLIGATION
        (Cost $2,500)                                                      2,500
                                                                       ---------

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  REPURCHASE AGREEMENTS - 8.1%
--------------------------------------------------------------------------------
     Bank of America (B)
        5.360%, dated 01/31/07, matures on
        02/01/07, repurchase price $2,679,600
        (collateralized by various corporate
        obligations, ranging in par value
        from $58,767 - $1,305,422,
        3.950% - 5.000%, 05/01/08 - 08/15/14,
        total market value $2,813,333)                    $  2,679     $   2,679
     Bear Stearns (B)
        5.363%, dated 01/31/07, matures on
        02/01/07, repurchase price $2,500,372
        (collateralized by various mortgage
        obligations, ranging in par value
        from $54,836 - $1,218,108,
        0.000% - 6.222%, 10/19-33 - 05/25/36,
        total market value $2,625,161)                       2,500         2,500
     Bear Stearns (B)
        5.413%, dated 01/31/07, matures on
        02/01/07, repurchase price $2,000,301
        (collateralized by various mortgage
        obligations, ranging in par value
        from $43,862 - $974,340,
        0.000% - 6.222%, 10/19-33 - 05/25/36,
        total market value $2,099,814)                       2,000         2,000
     Deutsche Bank Securities
        5.220%, dated 01/31/07, matures on
        02/01/07, repurchase price $1,844,746
        (collateralized by a U.S. Government
        obligation, par value $4,425,188, 0.000%,
        11/15/23, total market value $1,881,368)             1,844         1,844
                                                                       ---------
     TOTAL REPURCHASE AGREEMENTS
        (Cost $9,023)                                                      9,023
                                                                       ---------
  TOTAL INVESTMENTS - 115.9%
     (Cost $113,271)                                                   $ 129,151
                                                                       =========

--------------------------------------------------------------------------------

PERCENTAGES ARE BASED ON NET ASSETS OF $111,431,131.

*     NON-INCOME PRODUCING SECURITY.
(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY WAS ON LOAN AT JANUARY 31, 2007. THE TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2007 IS $15,815,560.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.
(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JANUARY 31, 2007.
CL -- CLASS
REIT -- REAL ESTATE INVESTMENT TRUST
S&P -- STANDARD & POOR'S



        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

50                                 1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

CORE EQUITY FUND

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - 99.3%
--------------------------------------------------------------------------------
  CONSUMER DISCRETIONARY - 10.9%
     Autonation*                                            19,400     $     435
     Brinker International                                  15,900           502
     Brunswick (A)                                          36,700         1,252
     Dillard's, Cl A                                        29,300         1,006
     Family Dollar Stores                                   19,400           629
     Gannett                                                27,900         1,622
     Gap (A)                                                27,900           535
     Home Depot                                             67,795         2,762
     Jones Apparel Group                                    28,500           973
     KB Home (A)                                            23,800         1,290
     Leggett & Platt                                        46,600         1,130
     Liz Claiborne                                          36,100         1,603
     Ryland Group (A)                                        7,900           444
     Starwood Hotels & Resorts
       Worldwide                                            11,600           726
     Time Warner                                            16,700           365
                                                                       ---------
                                                                          15,274
                                                                       ---------
  CONSUMER STAPLES - 8.9%
     Anheuser-Busch                                          9,200           469
     Coca-Cola Enterprises                                  33,600           690
     ConAgra Foods                                          48,200         1,239
     Estee Lauder, Cl A (A)                                 11,500           546
     General Mills                                          21,700         1,242
     Kimberly-Clark                                         27,305         1,895
     Kraft Foods, Cl A (A)                                  14,400           503
     Kroger                                                 44,500         1,139
     Pepsi Bottling Group                                   29,600           936
     Safeway                                               105,100         3,787
                                                                       ---------
                                                                          12,446
                                                                       ---------
  ENERGY - 8.4%
     Anadarko Petroleum (A)                                 18,500           809
     Chevron                                                34,400         2,507
     ConocoPhillips                                         16,930         1,124
     Exxon Mobil                                            21,500         1,593
     Hess                                                   18,700         1,010
     Marathon Oil                                           22,800         2,060
     Nabors Industries (A)*                                 87,300         2,644
                                                                       ---------
                                                                          11,747
                                                                       ---------
  FINANCIALS - 21.3%
     Allstate                                               36,500         2,196
     Assurant (A)                                           24,700         1,373
     Bank of America                                        36,780         1,934
     CIT Group                                              45,500         2,683
     Citigroup                                              87,648         4,832
     Goldman Sachs Group                                    18,110         3,842

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
  FINANCIALS - (CONTINUED)
     JPMorgan Chase                                         43,120     $   2,196
     MGIC Investment                                         8,300           512
     Morgan Stanley                                         49,600         4,106
     National City (A)                                     100,700         3,812
     Safeco (A)                                             33,200         2,125
     St. Paul Travelers                                      5,700           290
                                                                       ---------
                                                                          29,901
                                                                       ---------
  HEALTH CARE - 11.8%
     Amgen*                                                  9,400           661
     Bausch & Lomb                                          30,200         1,682
     Cigna                                                  23,800         3,151
     King Pharmaceuticals*                                  48,800           872
     Merck                                                  20,300           908
     Mylan Laboratories                                     36,200           801
     Pfizer                                                164,209         4,309
     Universal Health Services, Cl B                        37,900         2,196
     Watson Pharmaceuticals*                                73,200         1,993
                                                                       ---------
                                                                          16,573
                                                                       ---------
  INDUSTRIALS - 12.0%
     CSX                                                    17,900           658
     General Electric                                       50,655         1,826
     Honeywell International                                12,300           562
     Manpower                                               11,000           802
     Northrop Grumman                                       56,760         4,027
     Paccar                                                 13,950           933
     Parker Hannifin                                         7,200           596
     Ryder System                                           52,100         2,841
     Tyco International                                    118,500         3,778
     Waste Management                                       22,000           836
                                                                       ---------
                                                                          16,859
                                                                       ---------
  INFORMATION TECHNOLOGY - 16.7%
     Affiliated Computer Services, Cl A*                    16,900           828
     Computer Sciences*                                     23,800         1,248
     Compuware*                                            116,700         1,047
     Convergys*                                             16,700           435
     EMC*                                                  127,500         1,784
     Intel (A)                                             125,540         2,631
     International Business Machines                        29,460         2,921
     Lexmark International, Cl A*                           23,100         1,456
     Microsoft                                             121,125         3,738
     Novellus Systems (A)*                                  74,000         2,281
     Solectron*                                            145,100           472
     STMicroelectronics (A)                                 99,100         1,856
     Synopsys*                                              47,700         1,269
     Teradyne (A)*                                          90,600         1,350
                                                                       ---------
                                                                          23,316
                                                                       ---------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

CORE EQUITY FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                       Shares/Par(000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
  MATERIALS - 3.3%
     Alcoa (A)                                             57,440     $    1,855
     Dow Chemical                                          66,000          2,742
                                                                      ----------
                                                                           4,597
                                                                      ----------
  TELECOMMUNICATIONS - 3.0%
     CenturyTel                                            26,200          1,175
     Telefonos de Mexico, Cl L ADR                         37,800          1,160
     Verizon Communications                                49,300          1,899
                                                                      ----------
                                                                           4,234
                                                                      ----------
  UTILITIES - 3.0%
     American Electric Power                               35,400          1,541
     DTE Energy (A)                                        19,500            904
     NiSource                                              21,500            512
     Pinnacle West Capital                                 25,200          1,229
                                                                      ----------
                                                                           4,186
                                                                      ----------
  TOTAL COMMON STOCK
     (Cost $121,767)                                                     139,133
                                                                      ----------

--------------------------------------------------------------------------------
  MASTER NOTES - 5.0%
--------------------------------------------------------------------------------
     Bank of America (B)
       5.383%, 02/01/07                                  $  2,500          2,500
     Bear Stearns (B)
       5.513%, 02/01/07                                     4,500          4,500
                                                                      ----------
     TOTAL MASTER NOTES
       (Cost $7,000)                                                       7,000
                                                                      ----------

--------------------------------------------------------------------------------
Description                                             Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  REPURCHASE AGREEMENTS - 13.6%
--------------------------------------------------------------------------------
     Bank of America (B)
       5.360%, dated 01/31/07, matures on
       02/01/07, repurchase price $6,393,978
       (collateralized by various corporate
       obligations, ranging in par value
       from $140,227 - $3,114,957,
       3.950% - 5.000%, 05/01/08 - 08/15/14,
       total market value $6,713,089)                    $  6,393     $    6,393
     Bear Stearns (B)
       5.363%, dated 01/31/07, matures on
       02/01/07, repurchase price $10,001,490
       (collateralized by various mortgage
       obligations, ranging in par value
       from $219,344 - $4,872,430,
       0.000% - 6.222%, 10/19-33 - 05/25/36,
       total market value $10,500,644)                     10,000         10,000
     Bear Stearns (B)
       5.413%, dated 01/31/07, matures on
       02/01/07, repurchase price $2,000,301
       (collateralized by various mortgage
       obligations, ranging in par value
       from $43,862 - $974,340,
       0.000% - 6.222%, 10/19-33 - 05/25/36,
       total market value $2,099,814)                       2,000          2,000
     Deutsche Bank Securities
       5.220%, dated 01/31/07, matures on
       02/01/07, repurchase price $698,365
       (collateralized by a U.S. Government
       obligation, par value $1,594,495, 0.000%,
       11/15/22, total market value $712,229)                 698            698
                                                                      ----------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $19,091)                                                     19,091
                                                                      ----------

 (Cost $147,858)
     (Cost $147,858)                                                  $  165,224
                                                                      ==========


--------------------------------------------------------------------------------
PERCENTAGES ARE BASED ON NET ASSETS OF $140,136,309.
*     NON-INCOME PRODUCING SECURITY.
(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY WAS ON LOAN AT JANUARY 31, 2007. THE TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2007 IS $24,533,526.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

52                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

ENHANCED GROWTH FUND

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - 98.2%+
--------------------------------------------------------------------------------
  CONSUMER DISCRETIONARY - 1.8%
     Comcast, Cl A*                                         20,000     $     886
     Garmin++ (A)                                           13,400           673
     IAC/InterActiveCorp (A)*                               18,250           701
                                                                       ---------
                                                                           2,260
                                                                       ---------
  HEALTH CARE - 11.8%
     Alcon++                                                 6,800           801
     Allergan                                                7,000           817
     Amgen*                                                  7,600           535
     Amylin Pharmaceuticals (A)*                            11,700           454
     Applera Corp - Applied
        Biosystems Group                                     7,000           243
     Biogen Idec*                                           24,000         1,160
     BioMarin Pharmaceuticals*                              50,000           947
     Celgene (A)*                                           18,500           993
     Cephalon (A)*                                           4,800           348
     Cerner (A)*                                            14,100           634
     Dusa Pharmaceuticals (A)*                              55,900           241
     Eli Lilly (A)                                          11,500           622
     Express Scripts (A)*                                    4,000           278
     Genentech*                                             17,300         1,511
     Genzyme*                                               11,400           749
     Gilead Sciences*                                       15,800         1,016
     Hologic (A)*                                            6,500           361
     Invitrogen (A)*                                        10,300           631
     SuperGen*                                              64,700           333
     Teva Pharmaceutical Industries
        ADR                                                 26,700           937
     Thermo Fisher Scientific*                               5,700           273
     Trizetto Group*                                        60,200         1,249
                                                                       ---------
                                                                          15,133
                                                                       ---------
  INDUSTRIALS - 0.7%
     Monster Worldwide*                                     18,400           909
                                                                       ---------
  INFORMATION TECHNOLOGY - 82.2%
     Adobe Systems*                                         50,000         1,943
     Advanced Energy Industries*                            18,600           322
     Advanced Micro Devices (A)*                            54,000           840
     Akamai Technologies*                                   34,100         1,916
     Altera*                                                53,000         1,063
     Amdocs++*                                              34,900         1,210
     Analog Devices                                         29,800           976
     Apple Computer*                                        43,800         3,755
     Applied Materials (A)                                  85,000         1,507
     aQuantive*                                             14,100           378
     ASML Holding++*                                        47,000         1,199
     Autodesk*                                              10,000           437
     Automatic Data Processing                              29,800         1,422
     Avnet*                                                 13,000           404

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
  INFORMATION TECHNOLOGY - (CONTINUED)
     BEA Systems*                                           41,400     $     510
     BMC Software*                                          19,200           660
     Broadcom, Cl A*                                        50,000         1,596
     Brocade Communications Systems*                        74,900           643
     Cadence Design Systems*                                41,900           792
     CDW                                                     8,000           513
     Check Point Software
        Technologies++*                                     28,500           680
     Checkfree (A)*                                         16,900           700
     Ciena*                                                 11,100           312
     Cisco Systems*                                        155,000         4,121
     Citrix Systems*                                        10,000           317
     Cognizant Technology Solutions,
        Cl A*                                               27,700         2,363
     Cognos++*                                              17,600           759
     Comverse Technology*                                   42,000           813
     Corning*                                              123,200         2,567
     Dell*                                                  20,800           504
     eBay*                                                  45,000         1,458
     Electronic Arts*                                       28,000         1,400
     EMC*                                                  139,800         1,956
     F5 Networks*                                            8,000           572
     First Data                                             37,900           942
     Fiserv*                                                14,000           736
     Flextronics International++*                           62,000           721
     Formfactor (A)*                                        26,600         1,081
     GigaMedia*                                             20,200           240
     Google, Cl A*                                           9,800         4,913
     Hewlett-Packard                                        66,400         2,874
     Infosys Technologies ADR                                8,500           493
     Integrated Device Technology*                          42,700           646
     Intel                                                  80,000         1,677
     International Business Machines                        19,700         1,953
     Intersil, Cl A                                         32,300           761
     Intuit*                                                40,000         1,258
     Juniper Networks*                                      70,000         1,268
     Kla-Tencor                                             25,000         1,231
     Lam Research*                                          25,900         1,186
     Linear Technology                                      33,000         1,021
     LSI Logic (A)*                                         31,200           293
     Marvel Technology Group++*                             95,000         1,738
     Maxim Integrated Products                              43,300         1,334
     McAfee*                                                32,500           951
     MEMC Electronic Materials*                             28,000         1,467
     Microchip Technology                                   18,000           626
     Microsoft                                             129,950         4,010
     Motorola                                               61,800         1,227
     National Semiconductor                                 34,300           793
     Network Appliance*                                     39,700         1,493
     Nokia ADR (A)                                          62,500         1,381

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

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SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

ENHANCED GROWTH FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                       Shares/Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
  INFORMATION TECHNOLOGY - (CONTINUED)
     Nvidia*                                                40,000     $   1,226
     Open Text (A)*                                         10,100           190
     Oracle*                                               150,000         2,574
     Paychex                                                37,500         1,500
     Qualcomm                                               55,900         2,105
     Quality Systems                                        13,900           590
     RealNetworks*                                          38,200           408
     Red Hat*                                               37,700           857
     Research In Motion*                                    12,000         1,533
     Salesforce.com*                                        41,400         1,815
     Samsung Electronics GDR (C)                             4,600         1,393
     SanDisk (A)*                                           21,900           880
     SAP ADR (A)                                            29,800         1,381
     Siliconware Precision Industries ADR (A)               42,800           375
     Symantec*                                              42,710           756
     Taiwan Semiconductor Manufacturing
        ADR                                                 95,286         1,040
     Tellabs*                                               38,900           392
     Texas Instruments                                      50,000         1,560
     Varian Semiconductor Equipment
          Associates*                                        8,000           329
     VeriSign*                                              38,400           918
     Xilinx                                                 50,800         1,234
     Yahoo!*                                               115,500         3,270
                                                                       ---------
                                                                         105,248
                                                                       ---------
  TELECOMMUNICATIONS - 1.7%
     American Tower, Cl A*                                  26,800         1,067
     NII Holdings*                                          14,900         1,100
                                                                       ---------
                                                                           2,167
                                                                       ---------
     TOTAL COMMON STOCK
        (Cost $102,984)                                                  125,717
                                                                       ---------

--------------------------------------------------------------------------------
  MASTER NOTES - 3.7%
--------------------------------------------------------------------------------
     Bank of America (B)
        5.383%, 07/19/07                                   $ 2,500         2,500
     Bear Stearns (B)
        5.513%, 02/01/07                                     2,250         2,250
                                                                       ---------
     TOTAL MASTER NOTES
        (Cost $4,750)                                                      4,750
                                                                       ---------

--------------------------------------------------------------------------------
Description                                       Par (000)/Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMERCIAL PAPER - 2.0%
--------------------------------------------------------------------------------
     Morgan Stanley Dean Witter (B)
        5.383%, 07/19/07                                    $2,500     $   2,500
                                                                       ---------
     TOTAL COMMERCIAL PAPER
        (Cost $2,500)                                                      2,500
                                                                       ---------

--------------------------------------------------------------------------------
  REGULATED INVESTMENT COMPANY - 0.7%
--------------------------------------------------------------------------------
     Nasdaq-100 Trust Series 1 (A)                          21,300           939
                                                                       ---------
     TOTAL REGULATED INVESTMENT COMPANY
        (Cost $955)                                                          939
                                                                       ---------

--------------------------------------------------------------------------------
  REPURCHASE AGREEMENTS - 6.2%
--------------------------------------------------------------------------------
     Bank of America (B)
        5.360%, dated 01/31/07, matures on
        02/01/07, repurchase price $1,988,376
        (collateralized by various corporate
        obligations, ranging in par value
        from $43,607 - $968,678,
        3.950% - 5.000%, 05/01/08 - 08/15/14,
        total market value $2,087,612)                       1,988         1,988
     Bear Stearns (B)
        5.363%, dated 01/31/07, matures on
        02/01/07, repurchase price $2,500,372
        (collateralized by various mortgage
        obligations, ranging in par value
        from $54,836 - $1,218,108,
        0.000% - 6.222%, 10/19-33 - 05/25/36,
        total market value $2,625,161)                       2,500         2,500
     Bear Stearns (B)
        5.413%, dated 01/31/07, matures on
        02/01/07, repurchase price $2,000,301
        (collateralized by various mortgage
        obligations, ranging in par value
        from $43,862 - $974,340,
        0.000% - 6.222%, 10/19-33 - 05/25/36,
        total market value $2,099,814)                       2,000         2,000
     Deutsche Bank Securities
        5.220%, dated 01/31/07, matures on
        02/01/07, repurchase price $1,427,264
        (collateralized by a U.S. Government
        obligation, par value $3,423,729, 0.000%,
        11/15/23, total market value $1,455,598)             1,427         1,427
                                                                       ---------
     TOTAL REPURCHASE AGREEMENTS
        (Cost $7,915)                                                      7,915
                                                                       ---------
  TOTAL INVESTMENTS - 110.8%
     (Cost $119,104)                                                   $ 141,821
                                                                       =========

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

54                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

ENHANCED GROWTH FUND (CONCLUDED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERCENTAGES ARE BASED ON NET ASSETS OF $127,999,466.
  *   NON-INCOME PRODUCING SECURITY.
  + NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.
 ++   SECURITY IS DOMICILED OUTSIDE OF THE UNITED STATES.
(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY WAS ON LOAN AT JANUARY 31, 2007. THE TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2007 IS $13,183,049.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.
(C) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933 AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS." THE VALUE OF THIS SECURITY, AS OF JANUARY 31, 2007, WAS $1,393 (000) AND REPRESENTED 1.1% OF NET ASSETS.
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
GDR -- GLOBAL DEPOSITARY RECEIPT

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - 97.6%
--------------------------------------------------------------------------------
   AUSTRALIA - 1.8%
     Australia & New Zealand Banking
       Group                                                21,000    $     475
     BHP Billiton                                           30,128          609
     Commonwealth Bank of Australia                         18,000          699
     CSL                                                    10,000          539
     ING Office Fund                                       150,000          185
     QBE Insurance Group                                    30,000          717
     Rinker Group                                           27,000          390
     Woodside Petroleum                                      7,500          218
     Woolworths                                             25,000          461
     Zinifex                                                50,000          637
                                                                      ---------
                                                                          4,930
                                                                      ---------
   AUSTRIA - 0.5%
     Erste Bank der Oesterreichischen
       Sparkassen                                            4,000          311
     EVN                                                     1,013          110
     IMMOFINANZ*                                            10,000          152
     OMV                                                     4,330          232
     Telekom Austria                                         9,000          245
     Voestalpine                                             5,000          289
                                                                      ---------
                                                                          1,339
                                                                      ---------
   BELGIUM - 1.5%
     Belgacom                                                7,000          317
     Brederode (A)                                          10,500          385
     Delhaize Group                                          5,000          415
     Dexia                                                  12,300          365
     Groupe Bruxelles Lambert                                4,300          501
     InBev                                                   6,400          412
     KBC Groep                                               5,000          630
     Nationale A Portefeuille                                3,600          228
     Solvay                                                  3,000          457
     Umicore                                                 3,000          526
                                                                      ---------
                                                                          4,236
                                                                      ---------
   BRAZIL - 2.3%
     Banco Bradesco ADR (A)                                 22,032          895
     Banco Itau Holding ADR (A)                             28,000        1,035
     Cia Vale do Rio Doce ADR (A)                           46,000        1,561
     Cosan Industria e Comercio*                            20,000          384
     Cyrela Brazil Realty                                   36,000          333
     Empresa Brasileira de Aeronautica ADR                  14,000          568
     Gafisa*                                                18,000          263
     Petroleo Brasileiro ADR                                14,900        1,464
                                                                      ---------
                                                                          6,503
                                                                      ---------

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   CANADA - 1.4%
     Agnico-Eagle Mines                                      2,300    $      93
     Alcan                                                   2,000          102
     Bank of Montreal                                        1,500           89
     Bank of Nova Scotia                                     2,000           86
     Barrick Gold (A)                                        5,500          163
     BCE (A)                                                 7,320          192
     Canadian Natural Resources                              5,000          250
     EnCana                                                  5,000          240
     Goldcorp                                                3,300           91
     HudBay Minerals*                                        4,400           82
     Manulife Financial (A)                                  8,500          287
     Methanex                                                2,400           64
     National Bank of Canada                                 5,000          273
     Petro-Canada                                            4,500          175
     Potash Corp of Saskatchewan                             1,000          156
     Power Corp of Canada (A)                                6,000          182
     Royal Bank of Canada (A)                                6,000          278
     Sun Life Financial                                      4,000          172
     Suncor Energy                                           3,000          223
     Teck Cominco, Cl B                                      1,000           74
     TELUS                                                   5,000          237
     Toronto-Dominion Bank (A)                               4,500          267
     Ultra Petroleum*                                        3,000          157
                                                                      ---------
                                                                          3,933
                                                                      ---------
   CHINA - 0.5%
     China Life Insurance                                  200,000          584
     China Oilfield Services                               650,000          444
     China Shenhua Energy                                  150,000          367
                                                                      ---------
                                                                          1,395
                                                                      ---------
   DENMARK - 0.4%
     AP Moller - Maersk                                         25          252
     Danske Bank                                             7,000          323
     DSV                                                       600          103
     GN Store Nord (A)                                       5,400           80
     Novo-Nordisk, Cl B                                      2,300          198
     Topdanmark*                                               600          108
                                                                      ---------
                                                                          1,064
                                                                      ---------
   FINLAND - 1.2%
     Metso                                                  17,000          900
     Nokia ADR                                              83,700        1,850
     Sampo (A)                                              25,000          682
                                                                      ---------
                                                                          3,432
                                                                      ---------
   FRANCE - 10.4%
     Air Liquide                                             2,500          582
     Alcatel-Lucent                                         45,000          580

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

56                               1.800.433.6884

--------------------------------------------------------------------------------

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SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   FRANCE - (CONTINUED)
     Arkema*                                                   838    $      42
     Arkema ADR*                                                60            3
     AXA                                                    39,311        1,657
     BNP Paribas                                            17,780        1,982
     Bouygues                                               15,000        1,014
     Cap Gemini                                             14,000          889
     Carrefour                                              14,000          806
     Credit Agricole (A)                                    15,100          647
     Eiffage                                                10,000          979
     Euler Hermes                                            4,500          666
     Groupe Danone                                           7,000        1,078
     L'Oreal                                                 6,000          634
     Lafarge                                                 5,000          766
     LVMH Moet Hennessy Louis Vuitton                        6,000          633
     Natixis                                                22,260          626
     Nexans                                                  7,000          955
     PPR                                                     6,000          885
     Renault                                                 6,000          742
     Sanofi-Aventis                                         15,746        1,384
     Sanofi-Aventis ADR                                     12,000          529
     Schneider Electric (A)                                  6,000          724
     Societe Generale                                       11,410        2,015
     Sodexho Alliance (A)                                   17,000        1,186
     Suez (A)                                               20,000          980
     Total                                                  42,520        2,870
     Vallourec                                               2,200          569
     Veolia Environnement                                   14,000          981
     Vinci (A)                                               6,000          824
     Vivendi                                                25,500        1,050
                                                                      ---------
                                                                         29,278
                                                                      ---------
   GERMANY - 8.4%
     Adidas                                                  4,000          192
     Allianz                                                 7,590        1,513
     BASF                                                   10,000          963
     Bayer                                                  10,000          589
     Bayerische Hypo-und Vereinsbank (A)                    15,000          717
     Beiersdorf                                              5,000          336
     Celesio                                                 9,000          513
     Commerzbank                                            30,900        1,306
     Continental (A)                                         4,000          484
     DaimlerChrysler                                        18,000        1,118
     Deutsche Bank                                          12,400        1,752
     Deutsche Post                                          15,000          461
     Deutsche Telekom                                       21,860          385
     E.ON                                                   15,400        2,092
     Henkel                                                  2,000          279
     Hypo Real Estate Holding                                7,300          481
     Infineon Technologies*                                 46,000          658

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   GERMANY - (CONTINUED)
     Lanxess*                                               19,500    $   1,008
     MAN                                                    12,000        1,262
     Metro                                                   7,000          479
     Muenchener Rueckversicherungs                           4,000          631
     ProSiebenSat.1 Media                                   27,000          909
     RWE (A)                                                 6,000          626
     SAP                                                    20,000          923
     Siemens (A)                                            10,000        1,101
     ThyssenKrupp (A)                                       43,000        2,029
     Volkswagen (A)                                          8,000          892
                                                                      ---------
                                                                         23,699
                                                                      ---------
   GREECE - 0.4%
     Alpha Bank AE                                           9,824          316
     Fourlis Holdings                                       15,000          299
     National Bank of Greece                                11,100          574
                                                                      ---------
                                                                          1,189
                                                                      ---------
   HONG KONG - 3.0%
     ASM Pacific Technology                                 40,000          241
     Bank of East Asia                                      66,000          379
     BOC Hong Kong Holdings                                120,000          314
     Cheung Kong Holdings                                   40,000          527
     China Merchants Holdings
         International                                     110,000          403
     China Mobile                                           60,000          550
     China Netcom Group                                    200,000          499
     China Overseas Land & Investment                      675,000          746
     China Resources Enterprise                            160,000          499
     China Resources Power Holdings                        360,000          564
     Chinese Estates Holdings                              190,000          253
     Citic Pacific                                         130,000          456
     CNOOC                                                 400,000          340
     Esprit Holdings                                        30,000          304
     Foxconn International Holdings*                       145,000          434
     Guoco Group                                            17,000          219
     Henderson Land Development                             60,000          347
     Hutchison Whampoa                                      50,000          497
     Li & Fung                                             119,400          372
     MTR                                                    90,000          238
     Sunlight REIT*                                          4,615            1
     Swire Pacific, Cl A                                    20,000          230
                                                                      ---------
                                                                          8,413
                                                                      ---------
   HUNGARY - 0.4%
     Magyar Telekom Telecommunications                      80,000          409
     OTP Bank                                               14,000          622
     Richter Gedeon                                          1,000          201
                                                                      ---------
                                                                          1,232
                                                                      ---------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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

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SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   INDIA - 0.6%
     Bajaj Auto                                              5,000    $     313
     Bharat Heavy Electricals                                6,000          343
     Bharti Airtel*                                         20,000          321
     ICICI Bank ADR                                          7,000          309
     Jain Irrigation Systems                                20,000          180
     Reliance Industries                                     6,500          201
                                                                      ---------
                                                                          1,667
                                                                      ---------
   INDONESIA - 0.3%
     Bank Danamon Indonesia                                150,000           97
     Bank Rakyat Indonesia                                 180,000          105
     Ciputra Development*                                2,437,500          214
     Indocement Tunggal Prakarsa                           250,000          147
     Indofood Sukses Makmur                                800,000          149
     Lippo Karawaci                                      1,100,000          123
     Telekomunikasi Indonesia                              100,000          104
                                                                      ---------
                                                                            939
                                                                      ---------
   IRELAND - 0.6%
     Allied Irish Banks                                     21,400          618
     CRH                                                    14,400          568
     Irish Life & Permanent                                 20,700          556
                                                                      ---------
                                                                          1,742
                                                                      ---------
   ITALY - 3.3%
     AEM (A)                                               132,000          426
     Assicurazioni Generali                                 18,000          775
     Capitalia                                              50,000          450
     Enel                                                   50,000          529
     ENI                                                    40,000        1,288
     Fastweb (A)                                             4,000          219
     Fiat (A)*                                              26,000          563
     Fondiaria-Sai                                           6,000          271
     Intesa Sanpaolo                                       182,763        1,378
     Italmobiliare                                           4,000          428
     Saipem                                                 11,000          269
     STMicroelectronics                                     12,000          223
     Telecom Italia                                        220,000          649
     Tenaris                                                13,000          306
     UniCredito Italiano                                   150,000        1,388
                                                                      ---------
                                                                          9,162
                                                                      ---------
   JAPAN - 16.6%
     77 Bank                                                52,000          343
     Amada                                                  40,000          430
     Asahi Breweries                                        33,000          506
     Astellas Pharma                                        10,000          425
     Bridgestone                                            20,000          434
     Brother Industries                                     25,000          348
     Calpis (A)                                             35,000          278

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   JAPAN - (CONTINUED)
     Canon                                                  24,000    $   1,263
     Chubu Electric Power                                   15,000          477
     Daiichi Sankyo                                         25,000          696
     Daiwa Securities Group                                 60,000          734
     Fancl                                                  18,000          263
     Fuji Heavy Industries                                 168,000          879
     FUJIFILM Holdings                                      14,000          578
     Futaba (A)                                             17,000          406
     Futaba Industrial                                      15,000          369
     Hitachi                                                50,000          336
     Hitachi Construction Machinery                         12,000          337
     Honda Motor                                            50,000        1,968
     JFE Holdings                                           10,000          554
     Juki                                                   90,000          539
     Kadokawa Group Holdings (A)                            10,000          323
     Kyushu Electric Power                                  22,000          618
     Makino Milling Machine (A)                             85,000        1,059
     Makita                                                 23,000          795
     Marubeni (A)                                          110,000          593
     Matsushita Electric Industrial                         33,000          656
     Mazda Motor                                           105,000          689
     Mitsubishi                                             35,000          708
     Mitsubishi Chemical Holdings                           50,000          337
     Mitsubishi Electric                                    45,000          408
     Mitsubishi Heavy Industries                            55,000          283
     Mitsui                                                 30,000          479
     Mitsui Fudosan                                         58,000        1,505
     Mitsui OSK Lines                                       50,000          520
     Mizuho Financial Group                                    170        1,226
     Mori Seiki                                             18,000          394
     Nikko Cordial                                          30,000          294
     Nintendo                                                3,000          885
     Nippon Konpo Unyu Soko                                 60,000          750
     Nippon Mining Holdings                                 46,500          334
     Nippon Residential Investment REIT                        100          564
     Nippon Suisan Kaisha                                   45,000          265
     Nippon Telegraph & Telephone                              195          973
     Nippon Telegraph & Telephone ADR (A)                   13,000          326
     Nissan Motor                                           86,000        1,075
     Nisshin Steel                                         100,000          378
     Nomura Holdings                                        35,000          712
     NSK                                                    65,000          595
     NTT DoCoMo                                                430          656
     ORIX (A)                                                1,500          430
     Parco                                                  34,000          364
     Rengo (A)                                              50,000          321
     Resona Holdings (A)                                       300          833
     Ricoh                                                  30,000          654

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

58                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   JAPAN - (CONTINUED)
     Sanwa Shutter                                          50,000    $     300
     Sawai Pharmaceutical (A)                                8,000          337
     Seven & I Holdings                                     10,000          301
     Shiga Bank                                             90,000          594
     Shin-Etsu Chemical                                      8,000          520
     Shinsei Bank                                           90,000          494
     Shizuoka Bank                                          33,000          343
     Sumitomo                                               70,000        1,086
     Sumitomo Mitsui Financial Group                           140        1,427
     Sumitomo Trust & Banking                               60,000          642
     Takeda Pharmaceutical                                  10,000          652
     Teijin                                                 55,000          313
     Toho Pharmaceutical                                    15,000          261
     Tohoku Electric Power                                  15,000          394
     Tokai Carbon (A)                                       65,000          492
     Tokyo Electric Power                                   12,000          409
     Tokyo Electron                                         15,000        1,060
     Toshiba (A)                                           100,000          638
     Toyota Motor                                           30,000        1,977
     Toyota Motor ADR                                        3,500          461
     TV Asahi                                                  150          321
     Yamaha Motor (A)                                       11,000          341
                                                                      ---------
                                                                         46,528
                                                                      ---------
   MALAYSIA - 0.8%
     Digi.Com                                               80,000          352
     Genting                                                55,000          597
     IJM                                                   100,000          233
     Lafarge Malayan Cement                                500,000          236
     Sime Darby                                            158,000          370
     Tanjong                                                83,000          351
                                                                      ---------
                                                                          2,139
                                                                      ---------
   MEXICO - 2.0%
     America Movil, Ser L ADR                                7,000          310
     Carso Global Telecom, Cl A1*                          112,000          425
     Cemex ADR*                                             12,226          433
     Empresas ICA Sociedad Controladora
        ADR (A)*                                            11,000          487
     Formento Economico Mexicano ADR                         2,000          240
     Grupo Aeroportuario del Pacifico ADR                    6,000          243
     Grupo Aeroportuario del Sureste ADR                     7,700          335
     Grupo Financiero Banorte, Cl O                         70,000          279
     Grupo Mexico, Cl B                                     60,000          247
     Grupo Modelo, Ser C                                    50,000          272
     Grupo Televisa ADR (A)                                 10,400          306
     Organizacion Soriana, Cl B                             50,000          414

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   MEXICO - (CONTINUED)
     Telefonos de Mexico, Cl L ADR                          26,700    $     820
     Urbi Desarrollos Urbanos*                              80,000          285
     Wal-Mart de Mexico, Ser V                             104,200          463
                                                                      ---------
                                                                          5,559
                                                                      ---------
   NETHERLANDS - 6.1%
     ABN AMRO Holding                                       30,000          958
     Aegon                                                  43,000          843
     Akzo Nobel                                              7,000          441
     Arcelor Mittal                                         27,625        1,284
     ASML Holding*                                          17,000          429
     Buhrmann                                               25,000          374
     Fortis                                                 25,000        1,050
     Hagemeyer (A)*                                         40,000          185
     Heineken                                               18,000          912
     ING Groep                                              60,000        2,623
     Koninklijke DSM                                        20,000          991
     Koninklijke Philips Electronics                        20,020          779
     Randstad Holding                                        6,000          402
     Rodamco Europe                                          5,000          676
     Royal Dutch Shell, Cl A                                68,000        2,290
     Royal Dutch Shell, Cl A GBP                             9,000          303
     Royal Dutch Shell, Cl B GBP                            28,733          963
     Royal KPN                                              43,000          619
     TNT                                                    13,000          585
     Wolters Kluwer                                         15,000          450
                                                                      ---------
                                                                         17,157
                                                                      ---------
   NORWAY - 1.8%
     DnB NOR                                                60,500          909
     Norsk Hydro                                            52,500        1,698
     Statoil (A)                                            38,000        1,014
     Telenor                                                30,000          609
     Yara International                                     30,000          798
                                                                      ---------
                                                                          5,028
                                                                      ---------
   PHILIPPINES - 0.9%
     Ayala                                                  11,700          151
     Ayala Land                                            563,000          202
     Banco de Oro Universal Bank                           350,000          363
     Bank of the Philippine Islands                        103,000          152
     Filinvest Land*                                     5,000,000          166
     Globe Telecom                                          13,100          387
     Megaworld                                           4,500,000          245
     Metropolitan Bank & Trust                             132,000          160
     Philippine Long Distance Telephone                      5,600          302
     SM Investments                                         56,000          425
                                                                      ---------
                                                                          2,553
                                                                      ---------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           59

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   POLAND - 0.8%
     Bank Pekao                                              7,100    $     593
     Bank Zachodni WBK                                       3,800          340
     KGHM Polska Miedz                                       8,000          243
     Polski Koncern Naftowy Orlen                           22,000          345
     Powszechna Kasa Oszczednosci
        Bank Polski                                         23,000          380
     Telekomunikacja Polska                                 52,000          443
                                                                      ---------
                                                                          2,344
                                                                      ---------
   PORTUGAL - 0.5%
     Banco BPI                                              15,000          122
     Banco Comercial Portugues, Cl R                        90,000          333
     Banco Espirito Santo                                    6,000          115
     Brisa-Auto Estradas de Portugal                         8,000           99
     Cimpor Cimentos de Portugal                            16,000          131
     Energias de Portugal                                   60,000          300
     Portugal Telecom                                       25,000          332
                                                                      ---------
                                                                          1,432
                                                                      ---------
   RUSSIA - 0.2%
     OAO Gazprom ADR                                         5,000          215
     Sberbank                                                   10           33
     Unified Energy System GDR                               2,500          291
                                                                      ---------
                                                                            539
                                                                      ---------
   SINGAPORE - 2.0%
     CapitaLand                                            120,000          524
     City Developments                                      30,000          274
     DBS Group Holdings                                     45,000          645
     K-REIT Asia                                            74,000          132
     Keppel                                                 53,000          618
     Keppel Land                                            73,000          357
     SembCorp Industries                                   190,000          530
     SembCorp Marine                                        76,000          167
     Singapore Exchange                                     70,000          308
     Singapore Technologies Engineering                    200,000          435
     Singapore Telecommunications                          191,900          437
     StarHub                                               186,570          331
     United Overseas Bank                                   38,000          468
     UOL Group                                             100,000          332
                                                                      ---------
                                                                          5,558
                                                                      ---------
   SOUTH KOREA - 1.6%
     Cheil Industries                                        9,000          349
     Daewoo Engineering & Construction                      19,000          359
     Hana Financial Group                                    6,575          325
     Hynix Semiconductor*                                    8,000          266
     Hyundai Engineering & Construction*                     3,600          184
     Hyundai Heavy Industries                                1,700          245
     Hyundai Securities                                     13,000          148

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   SOUTH KOREA - (CONTINUED)
     Hyundai Steel                                          10,000    $     350
     Kookmin Bank                                            4,000          318
     Korea Investment Holdings                               7,000          304
     LG Telecom*                                            35,000          361
     Samsung Electronics                                       900          554
     Samsung Heavy Industries                                7,700          170
     Shinhan Financial Group                                 5,000          261
     SK                                                      3,000          229
                                                                      ---------
                                                                          4,423
                                                                      ---------
   SPAIN - 3.4%
     ACS Actividades Cons y Serv                            14,000          761
     Banco Bilbao Vizcaya Argentaria                        29,566          734
     Banco Sabadell (A)                                     12,500          576
     Banco Santander Central Hispano (A)                    88,000        1,673
     Corp Mapfre                                           130,000          651
     Endesa                                                  8,000          402
     Fomento de Construcciones y Contratas                   9,000          939
     Grifols*                                               45,000          689
     Grupo Ferrovial (A)                                    12,000        1,200
     Inditex                                                12,000          680
     Repsol YPF (A)                                         14,500          475
     Telefonica                                             40,000          873
                                                                      ---------
                                                                          9,653
                                                                      ---------
   SWEDEN - 1.7%
     Assa Abloy, Cl B                                       15,000          328
     Electrolux, Cl B (A)                                   14,000          265
     Hennes & Mauritz, Cl B                                 10,000          541
     Investor, Cl B                                         24,000          581
     Nordea Bank (A)                                        40,000          625
     Sandvik                                                31,000          493
     Swedbank, Cl A                                         12,000          454
     Telefonaktiebolaget LM Ericsson, Cl B                 180,000          713
     TeliaSonera (A)                                        35,000          280
     Volvo, Cl B                                             7,000          513
                                                                      ---------
                                                                          4,793
                                                                      ---------
   SWITZERLAND - 6.4%
     ABB                                                    56,000          991
     Compagnie Financiere Richemont, Cl A                    5,400          301
     Credit Suisse Group                                    24,977        1,764
     Holcim                                                  5,400          535
     Nestle                                                  8,500        3,119
     Novartis                                               53,002        3,049
     Roche Holding                                          14,333        2,694
     Swiss Reinsurance                                      12,500        1,039

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

60                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   SWITZERLAND - (CONTINUED)
     Syngenta*                                               3,700    $     682
     UBS                                                    46,974        2,939
     Zurich Financial Services                               3,698          995
                                                                      ---------
                                                                         18,108
                                                                      ---------
   THAILAND - 0.0%
     Siam Cement                                             2,000           14
                                                                      ---------
   TURKEY - 0.6%
     Akbank TAS                                             35,999          230
     Ford Otomotiv Sanayi                                   20,000          191
     KOC Holding*                                           46,500          198
     Tupras Turkiye Petrol Rafine                           15,000          267
     Turk Sise ve Cam Fabrikalari*                          50,000          197
     Turkiye Garanti Bankasi                               115,000          434
     Turkiye Is Bankasi, Cl C                               61,607          294
                                                                      ---------
                                                                          1,811
                                                                      ---------
   UNITED KINGDOM - 15.2%
     Alliance Boots                                         33,300          528
     Amlin                                                  92,000          551
     Anglo American                                         24,000        1,114
     Arriva                                                 25,000          353
     AstraZeneca                                            24,085        1,344
     Aviva                                                  52,000          839
     BAE Systems                                            80,000          656
     Barclays                                              115,000        1,672
     BG Group                                               57,000          749
     BHP Billiton                                           60,000        1,117
     Biffa                                                  10,000           64
     BP                                                    190,600        2,001
     BP ADR                                                  5,000          318
     British Airways*                                       50,000          528
     British American Tobacco                               25,000          758
     British Land REIT                                      35,000        1,079
     British Sky Broadcasting Group                         23,000          247
     BT Group                                               90,000          541
     Diageo                                                 44,000          856
     easyJet*                                               40,000          513
     Enterprise Inns                                        80,800        1,021
     GKN                                                    55,000          346
     GlaxoSmithKline                                        71,044        1,905
     Group 4 Securicor                                     175,000          647
     HBOS                                                   52,800        1,152
     Henderson Group                                       156,000          421
     HSBC Holdings                                         127,000        2,308
     Imperial Chemical Industries                           75,000          674
     Imperial Tobacco Group                                 12,000          490

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   UNITED KINGDOM - (CONTINUED)
     Informa                                                52,000    $     570
     International Power                                   125,000          885
     Lloyds TSB Group                                       57,000          651
     Man Group                                             120,000        1,261
     Mitchells & Butlers                                    37,317          510
     Next                                                   10,000          384
     Northern Rock                                          20,000          461
     Old Mutual                                             89,000          300
     Persimmon                                              40,000        1,089
     Prudential                                             46,000          620
     Punch Taverns                                          18,000          406
     Reckitt Benckiser                                      12,000          577
     Rio Tinto                                              15,500          827
     Rolls-Royce Group*                                     30,230          278
     Royal Bank of Scotland Group                           51,200        2,057
     Sage Group                                             60,000          317
     Scottish & Southern Energy                             22,000          647
     Scottish Power                                         19,841          291
     Severn Trent                                            6,666          185
     Taylor Woodrow                                         75,000          600
     Tesco                                                 120,000          985
     Travis Perkins                                         15,000          586
     Unilever                                               23,850          648
     United Utilities                                       30,000          450
     Vodafone Group                                        553,385        1,609
     Whitbread                                              10,416          332
     WPP Group                                              23,000          337
                                                                      ---------
                                                                         42,655
                                                                      ---------
     TOTAL COMMON STOCK
       (Cost $193,743)                                                  274,447
                                                                      ---------

--------------------------------------------------------------------------------
   PREFERRED STOCK - 0.1%
--------------------------------------------------------------------------------
   GERMANY - 0.1%
     Volkswagen                                                  5          370
                                                                      ---------
     TOTAL PREFERRED STOCK
       (Cost $175)                                                          370
                                                                      ---------

--------------------------------------------------------------------------------
   WARRANTS - 0.0%
--------------------------------------------------------------------------------
   INDONESIA - 0.0%
     Ciputra, Expires 11/30/09*                            468,750           18
                                                                      ---------
     TOTAL WARRANTS
       (Cost $--)                                                            18
                                                                      ---------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           61

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                       Par (000)/Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MASTER NOTES - 7.4%
--------------------------------------------------------------------------------
     Bank of America (B)
        5.383%, 02/01/07                                 $   2,500    $   2,500
     Bear Stearns (B)
        5.513%, 02/01/07                                    11,250       11,250
     JP Morgan (B)
        5.393%, 02/01/07                                     7,000        7,000
                                                                      ---------
     TOTAL MASTER NOTES
       (Cost $20,750)                                                    20,750
                                                                      ---------

--------------------------------------------------------------------------------
   REGULATED INVESTMENT COMPANIES - 1.1%
--------------------------------------------------------------------------------
     iShares MSCI Brazil Index Fund (A)                     12,100          572
     iShares MSCI France Index Fund (A)                     24,700          849
     iShares MSCI United Kingdom
        Index Fund (A)                                      70,700        1,665
                                                                      ---------
     TOTAL REGULATED INVESTMENT COMPANIES
       (Cost $2,382)                                                      3,086
                                                                      ---------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 5.5%
--------------------------------------------------------------------------------
     Bank of America (B)
       5.360%, dated 01/31/07, matures on
       02/01/07, repurchase price $762,801
       (collateralized by various corporate
       obligations, ranging in par value
       from $16,729 - $371,614,
       3.950% - 5.000%, 05/01/08 - 08/15/14,
       total market value $800,870)                            763          763
     Bear Stearns (B)
       5.363%, dated 01/31/07, matures on
       02/01/07, repurchase price $7,501,117
       (collateralized by various mortgage
       obligations, ranging in par value
       from $164,508 - $3,654,323,
       0.000% - 6.222%, 10/19-33 - 05/25/36,
       total market value $7,875,483)                        7,500        7,500

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
     Bear Stearns (B)
       5.413%, dated 01/31/07, matures on
       02/01/07, repurchase price $3,000,451
       (collateralized by various mortgage
       obligations, ranging in par value
       from $65,793 - $1,461,510
       0.000% - 6.222%, 10/19-33 - 05/25/36,
       total market value $3,149,721)                    $   3,000    $   3,000
     Deutsche Bank Securities
       5.220%, dated 01/31/07, matures on
       02/01/07, repurchase price $4,427,264
       (collateralized by various U.S. Government
       obligations, ranging in par value from
       $749,000 -$8,023,000, 0.000% -
       4.875%, 04/30/08 - 11/15/22, total
       market value $4,345,829)                              4,260        4,260
                                                                      ---------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $15,523)                                                    15,523
                                                                      ---------
   TOTAL INVESTMENTS - 111.7%
     (Cost $232,573)                                                  $ 314,194
                                                                      =========

--------------------------------------------------------------------------------
PERCENTAGES ARE BASED ON NET ASSETS OF $281,204,989.
*     NON-INCOME PRODUCING SECURITY.
(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY WAS ON LOAN AT JANUARY 31, 2007. THE TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2007 IS $30,768,062.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
GBP -- UNITED KINGDOM POUND STERLING
GDR -- GLOBAL DEPOSITARY RECEIPT
MSCI -- MORGAN STANLEY CAPITAL INTERNATIONAL
REIT -- REAL ESTATE INVESTMENT TRUST
SER -- SERIES

AMOUNTS DESIGNATED AS "--" ARE ROUNDED TO $0.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

62                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

LARGE CAP GROWTH FUND

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - 97.5%
--------------------------------------------------------------------------------
  CONSUMER DISCRETIONARY - 11.9%
     Abercrombie & Fitch, Cl A                               8,640     $     687
     Centex (A)                                             12,700           682
     Coach*                                                 29,500         1,353
     Federated Department Stores                            25,850         1,072
     Harman International Industries                         6,585           623
     Hilton Hotels                                          38,980         1,379
     International Game Technology                          28,550         1,241
     Kohl's*                                                19,390         1,375
     Lamar Advertising, Cl A*                               10,000           663
     Las Vegas Sands*                                       10,000         1,041
     Nordstrom                                              18,480         1,030
     Staples                                                50,720         1,304
     Starbucks (A)*                                         28,300           989
     Target                                                 28,620         1,756
     Tiffany                                                17,040           669
                                                                       ---------
                                                                          15,864
                                                                       ---------
  CONSUMER STAPLES - 14.8%
     Altria Group                                           30,700         2,683
     Cadbury Schweppes ADR                                  16,030           727
     Colgate-Palmolive                                      25,690         1,755
     CVS                                                    43,700         1,470
     PepsiCo                                                53,520         3,492
     Procter & Gamble                                       85,530         5,548
     Wal-Mart Stores                                        57,040         2,720
     Walgreen                                               29,716         1,346
                                                                       ---------
                                                                          19,741
                                                                       ---------
  ENERGY - 9.2%
     Chevron                                                25,240         1,839
     Exxon Mobil                                            73,720         5,463
     Occidental Petroleum                                   26,190         1,214
     Schlumberger (A)                                       22,910         1,454
     Smith International                                    32,175         1,277
     XTO Energy                                             19,495           984
                                                                       ---------
                                                                          12,231
                                                                       ---------
  FINANCIALS - 9.9%
     Aflac                                                  15,250           726
     American Express                                       22,900         1,333
     American International Group                           66,500         4,552
     Bank of America                                        31,590         1,661
     Citigroup                                              31,225         1,722
     Goldman Sachs Group                                     2,820           598
     Merrill Lynch                                          10,820         1,012
     SLM                                                    18,660           858
     Wells Fargo                                            19,020           683
                                                                       ---------
                                                                          13,145
                                                                       ---------

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
  HEALTH CARE - 18.1%
     Abbott Laboratories (A)                                42,220     $   2,238
     Allergan (A)                                           14,960         1,746
     Eli Lilly                                              30,880         1,671
     Genentech*                                             32,400         2,831
     Gilead Sciences*                                       63,700         4,097
     Johnson & Johnson                                      62,500         4,175
     Medtronic                                              40,300         2,154
     Novartis ADR                                           21,630         1,248
     Roche Holdings ADR                                     14,000         1,311
     Sanofi-Aventis ADR                                     23,820         1,050
     Schering-Plough                                        60,050         1,501
                                                                       ---------
                                                                          24,022
                                                                       ---------
  INDUSTRIALS - 9.3%
     Boeing                                                 11,680         1,046
     Danaher                                                16,830         1,246
     Emerson Electric                                       18,700           841
     Expeditors International Washington                    35,220         1,504
     General Electric                                      135,914         4,900
     Rockwell Automation                                    21,300         1,304
     United Technologies                                    23,070         1,569
                                                                       ---------
                                                                          12,410
                                                                       ---------
  INFORMATION TECHNOLOGY - 20.4%
     Adobe Systems*                                         28,615         1,112
     Applied Materials (A)                                  50,005           887
     Automatic Data Processing                              22,600         1,078
     Broadcom, Cl A*                                        39,500         1,261
     Cisco Systems*                                        229,510         6,103
     F5 Networks*                                           10,500           750
     Formfactor*                                            14,795           601
     Google, Cl A*                                           5,770         2,892
     Intel                                                 103,605         2,172
     Maxim Integrated Products                              33,040         1,018
     Microsoft                                             156,450         4,828
     Network Appliance (A)*                                 23,380           879
     Oracle*                                                53,055           910
     Paychex                                                27,135         1,086
     Qualcomm                                               41,915         1,579
                                                                       ---------
                                                                          27,156
                                                                       ---------
  MATERIALS - 2.4%
     Monsanto                                               31,120         1,714
     Praxair                                                24,180         1,525
                                                                       ---------
                                                                           3,239
                                                                       ---------
  TELECOMMUNICATIONS - 0.7%
     Verizon Communications                                 24,500           944
                                                                       ---------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                 WWW.HIGHMARKFUNDS.COM                        63

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

LARGE CAP GROWTH FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                       Shares/Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
  UTILITIES - 0.8%
     Cleco                                                  40,550     $   1,036
                                                                       ---------
     TOTAL COMMON STOCK
       (Cost $122,074)                                                   129,788
                                                                       ---------

--------------------------------------------------------------------------------
  CORPORATE OBLIGATION - 1.9%
--------------------------------------------------------------------------------

     First Tennessee (B) (C)
       5.339%, 04/18/07                                  $   2,500         2,501
                                                                       ---------
     TOTAL CORPORATE OBLIGATION
       (Cost $2,501)                                                       2,501
                                                                       ---------

--------------------------------------------------------------------------------
  MASTER NOTES - 3.2%
--------------------------------------------------------------------------------

     Bank of America (B)
       5.383%, 02/01/07                                      2,500         2,500
     JP Morgan (B)
       5.393%, 02/01/07                                      1,750         1,750
                                                                       ---------
     TOTAL MASTER NOTES
       (Cost $4,250)                                                       4,250
                                                                       ---------

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  REPURCHASE AGREEMENTS - 3.2%
--------------------------------------------------------------------------------
     Bank of America (B)
       5.360%, dated 01/31/07, matures on
       02/01/07, repurchase price $1,004,886
       (collateralized by various corporate
       obligations, ranging in par value
       from $22,038 - $489,551,
       3.950% - 5.000%, 05/01/08 - 08/15/14,
       total market value $1,055,037)                    $   1,005     $   1,005
     Deutsche Bank Securities
       5.220%, dated 01/31/07, matures on
       02/01/07, repurchase price $3,258,610
       (collateralized by various U.S. Government
       obligations, ranging in par value
       from $1,957,547 - $5,474,000, 0.000%,
       11/15/22, total market value $3,323,300)              3,258         3,258
                                                                       ---------

     TOTAL REPURCHASE AGREEMENTS
       (Cost $4,263)                                                       4,263
                                                                       ---------
   TOTAL INVESTMENTS - 105.8%
     (Cost $133,088)                                                   $ 140,802
                                                                       =========

--------------------------------------------------------------------------------
PERCENTAGES ARE BASED ON NET ASSETS OF $133,086,865.
*     NON-INCOME PRODUCING SECURITY.
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY WAS ON LOAN AT JANUARY 31, 2007. THE TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2007 WAS $7,491,627.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.
(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JANUARY 31, 2007.
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

64                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

LARGE CAP VALUE FUND

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - 97.8%+
--------------------------------------------------------------------------------
  CONSUMER DISCRETIONARY - 8.9%
     Autoliv                                                53,500     $   3,228
     Big Lots (A)*                                          69,600         1,805
     Brinker International                                  49,950         1,576
     Coach*                                                 39,600         1,816
     Comcast, Cl A*                                         43,800         1,941
     DIRECTV Group*                                        135,800         3,312
     Hasbro                                                111,500         3,167
     ITT Educational Services*                              24,600         1,909
     JC Penney                                              17,700         1,438
     Kohl's*                                                26,600         1,886
     Mattel                                                 74,000         1,803
     Shaw Communications, Cl B (A)                          83,800         2,971
     Time Warner                                           289,500         6,331
                                                                       ---------
                                                                          33,183
                                                                       ---------
  CONSUMER STAPLES - 6.9%
     Altria Group                                           15,800         1,381
     ConAgra Foods                                         145,600         3,744
     Dean Foods*                                            40,300         1,783
     Estee Lauder, Cl A (A)                                 34,700         1,648
     General Mills (A)                                      23,900         1,368
     Kimberly-Clark                                         19,400         1,346
     Kroger                                                164,700         4,216
     NBTY*                                                  57,100         2,961
     Reynolds American (A)                                  48,800         3,148
     Safeway                                               118,300         4,262
                                                                       ---------
                                                                          25,857
                                                                       ---------
  ENERGY - 13.9%
     Chevron                                               118,800         8,658
     ConocoPhillips                                         87,344         5,801
     EnCana (A)                                             46,500         2,233
     Exxon Mobil                                           348,600        25,831
     Holly                                                  53,600         2,824
     Marathon Oil                                           59,200         5,348
     Petro-Canada ADR                                       27,500         1,069
                                                                       ---------
                                                                          51,764
                                                                       ---------
  FINANCIALS - 35.6%
     AG Edwards                                             22,100         1,463
     Allstate                                               78,900         4,747
     Assurant                                               56,100         3,118
     Axis Capital Holdings                                  41,300         1,361
     Bear Stearns                                           11,300         1,863
     Brookfield Asset Management, Cl A                      56,100         2,747
     Citigroup                                             287,800        15,866
     Comerica                                               51,700         3,066
     Countrywide Financial                                  98,600         4,287

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
  FINANCIALS - (CONTINUED)
     Credicorp (A)                                          15,200     $     642
     First Marblehead (A)                                   52,700         2,867
     Goldman Sachs Group                                    23,200         4,922
     Hanover Insurance Group                                11,400           548
     IndyMac Bancorp (A)                                    39,600         1,540
     Jones Lang LaSalle                                     25,200         2,633
     JPMorgan Chase                                        259,500        13,216
     Keycorp                                                69,900         2,668
     Lehman Brothers Holdings                               66,000         5,428
     Loews                                                  55,200         2,399
     Merrill Lynch                                          82,500         7,719
     Morgan Stanley                                         91,500         7,575
     National City (A)                                     116,500         4,410
     Odyssey Re Holdings (A)                                29,600         1,168
     PMI Group                                              58,700         2,807
     Principal Financial Group                              50,900         3,136
     Radian Group                                           57,700         3,475
     Safeco (A)                                             45,100         2,887
     St. Paul Travelers                                     54,400         2,766
     US Bancorp                                            101,600         3,617
     Wachovia                                              106,600         6,023
     Washington Mutual (A)                                  32,300         1,440
     Wells Fargo                                           256,800         9,224
     WR Berkley                                             37,800         1,251
                                                                       ---------
                                                                         132,879
                                                                       ---------
  HEALTH CARE - 7.4%
     Aetna                                                  73,000         3,077
     AmerisourceBergen (A)                                  66,300         3,473
     Cardinal Health                                        53,300         3,807
     Forest Laboratories*                                   41,900         2,351
     McKesson                                               61,900         3,451
     Pfizer                                                439,100        11,522
                                                                       ---------
                                                                          27,681
                                                                       ---------
  INDUSTRIALS - 6.8%
     Acuity Brands                                          14,500           841
     Caterpillar                                            34,600         2,217
     CSX                                                    25,800           949
     Honeywell International                                31,300         1,430
     Lockheed Martin                                        36,300         3,528
     Masco                                                  57,000         1,823
     Norfolk Southern                                       42,700         2,120
     Northrop Grumman                                       60,700         4,306
     Parker Hannifin                                        43,100         3,567
     Raytheon                                               61,300         3,182
     Timken                                                 46,200         1,322
                                                                       ---------
                                                                          25,285
                                                                       ---------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           65

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

LARGE CAP VALUE FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
  INFORMATION TECHNOLOGY - 3.0%
     Anixter International (A)*                             24,200     $   1,338
     Avnet*                                                106,000         3,291
     Fiserv*                                                27,400         1,441
     Ingram Micro, Cl A*                                    40,200           784
     Lexmark International, Cl A*                           46,900         2,956
     Microsoft                                              49,200         1,518
                                                                       ---------
                                                                          11,328
                                                                       ---------
  MATERIALS - 4.0%
     Dow Chemical                                           50,300         2,089
     Greif, Cl A                                            12,900         1,474
     Methanex (A)                                           78,800         2,109
     Nucor                                                  70,400         4,544
     Pactiv*                                                44,100         1,431
     Steel Dynamics                                         78,200         3,066
                                                                       ---------
                                                                          14,713
                                                                       ---------
  TELECOMMUNICATIONS - 5.6%
     AT&T                                                  208,432         7,843
     CenturyTel                                             70,400         3,157
     Rogers Communications, Cl B (A)                        68,600         2,123
     Telephone & Data Systems                               19,400         1,085
     US Cellular*                                            6,700           483
     Verizon Communications                                160,300         6,175
                                                                       ---------
                                                                          20,866
                                                                       ---------
  UTILITIES - 5.7%
     AGL Resources                                          27,500         1,081
     American Electric Power                                84,700         3,687
     Dynegy, Cl A*                                           1,603            11
     Edison International                                   70,200         3,158
     Energy East                                            60,500         1,453
     Entergy                                                16,500         1,532
     FirstEnergy                                            55,600         3,299
     PG&E                                                   66,100         3,085
     Pinnacle West Capital                                  45,800         2,234
     TXU                                                    30,100         1,628
                                                                       ---------
                                                                          21,168
                                                                       ---------
     TOTAL COMMON STOCK
       (Cost $302,257)                                                   364,724
                                                                       ---------

--------------------------------------------------------------------------------
Description                                       Par (000)/Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  MASTER NOTES - 3.0%
--------------------------------------------------------------------------------
     Bank of America (B)
       5.383%, 02/01/07                                  $   1,000     $   1,000
     Bear Stearns (B)
       5.513%, 02/01/07                                      6,750         6,750
     JP Morgan (B)
       5.393%, 02/01/07                                      3,500         3,500
                                                                       ---------
     TOTAL MASTER NOTES
       (Cost $11,250)                                                     11,250
                                                                       ---------

--------------------------------------------------------------------------------
  CORPORATE OBLIGATIONS - 2.7%
--------------------------------------------------------------------------------
     First Tennessee (B) (C)
       5.339%, 04/18/07                                      2,500         2,501
     Liquid Funding (B) (C)
       5.350%, 11/30/07                                      7,500         7,499
                                                                       ---------
     TOTAL CORPORATE OBLIGATIONS
      (Cost $10,000)                                                      10,000
                                                                       ---------

--------------------------------------------------------------------------------
  CERTIFICATE OF DEPOSIT - 1.3%
--------------------------------------------------------------------------------
     Natexis (B)
       5.375%, 05/08/07                                      5,000         5,000
                                                                       ---------
     TOTAL CERTIFICATE OF DEPOSIT
       (Cost $5,000)                                                       5,000
                                                                       ---------

--------------------------------------------------------------------------------
  REGULATED INVESTMENT COMPANY - 1.3%
--------------------------------------------------------------------------------
     SPDR Trust Series 1                                    33,200         4,774
                                                                       ---------
     TOTAL REGULATED INVESTMENT COMPANY
       (Cost $4,777)                                                       4,774
                                                                       ---------

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

66                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

LARGE CAP VALUE FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  REPURCHASE AGREEMENTS - 3.2%
--------------------------------------------------------------------------------
     Bank of America (B)
       5.360%, dated 01/31/07, matures on
       02/01/07, repurchase price $1,646,635
       (collateralized by various corporate
       obligations, ranging in par value
       from $36,113 - $802,192,
       3.950% - 5.000%, 05/01/08 - 08/15/14,
       total market value $1,728,815)                    $   1,646     $   1,646
     Bear Stearns (B)
       5.363%, dated 01/31/07, matures on
       02/01/07, repurchase price $2,500,372
       (collateralized by various mortgage
       obligations, ranging in par value
       from $54,836 - $1,218,108,
       0.000% - 6.222%, 10/19-33 - 05/25/36,
       total market value $2,625,161)                        2,500         2,500
     Bear Stearns (B)
       5.413%, dated 01/31/07, matures on
       02/01/07, repurchase price $2,000,301
       (collateralized by various mortgage
       obligations, ranging in par value
       from $43,862 - $974,340,
       0.000% - 6.222%, 10/19-33 - 05/25/36,
       total market value $2,099,814)                        2,000         2,000
     Deutsche Bank Securities
       5.220%, dated 01/31/07, matures on
       02/01/07, repurchase price $5,711,489
       (collateralized by various U.S. Government
       obligations, ranging in par value from
       $5,750,897 -$7,590,313, 0.000% -
       4.875%, 08/15/22 - 11/15/23, total
       market value $5,824,874)                              5,711         5,711
                                                                       ---------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $11,857)                                                     11,857
                                                                       ---------
  TOTAL INVESTMENTS - 109.3%
     (Cost $345,141)                                                   $ 407,605
                                                                       =========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERCENTAGES ARE BASED ON NET ASSETS OF $372,974,851.
*     NON-INCOME PRODUCING SECURITY.
+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY WAS ON LOAN AT JANUARY 31, 2007. THE TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2007 WAS $31,070,679.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.
(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JANUARY 31, 2007.
CL -- CLASS
ADR -- AMERICAN DEPOSITARY RECEIPT
SPDR -- STANDARD & POOR'S DEPOSITARY RECEIPTS

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                            WWW.HIGHMARKFUNDS.COM                             67

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

SMALL CAP GROWTH FUND

--------------------------------------------------------------------------------
Description                                            Shares        Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - 98.5%
--------------------------------------------------------------------------------
  CONSUMER DISCRETIONARY - 19.5%
    Aaron Rents                                         4,125          $     122
    Aeropostale*                                        5,350                192
    Applebees International                             4,200                106
    Build-A-Bear Workshop (A)*                          2,800                 84
    Carter's*                                           5,220                133
    Casual Male Retail Group*                           8,400                105
    Century Casinos*                                    5,100                 55
    Charlotte Russe Holding*                            3,150                 96
    Chipotle Mexican Grill, Cl A (A)*                   3,050                181
    CKE Restaurants                                     7,050                139
    Coldwater Creek*                                    3,016                 56
    Conn's (A)*                                         5,644                132
    CROCS*                                              4,000                201
    Dick's Sporting Goods*                              3,950                203
    Guess?*                                             2,250                162
    Heelys (A)*                                         3,000                114
    J Crew Group*                                       3,414                124
    Jarden*                                             2,250                 83
    Laureate Education*                                 1,940                117
    Life Time Fitness*                                  4,000                217
    New York & Company*                                 7,700                113
    Nutri/System (A)*                                   2,000                 88
    Oakley (A)                                          5,779                134
    Pacific Sunwear Of California*                      8,600                169
    Phillips-Van Heusen                                 3,900                215
    Priceline.com (A)*                                  4,380                187
    Red Robin Gourmet Burgers (A)*                      2,529                 90
    Scientific Games, Cl A*                             4,600                143
    Smith & Wesson Holding (A)*                        13,107                146
    Sotheby's (A)                                       4,900                182
    Steiner Leisure*                                    1,910                 89
    Tractor Supply (A)*                                 3,750                189
    Tween Brands*                                       4,710                161
    Under Armour, Cl A (A)*                             3,518                179
    VistaPrint*                                         4,500                194
    WMS Industries*                                     4,450                176
                                                                       ---------
                                                                           5,077
                                                                       ---------
  CONSUMER STAPLES - 2.9%
    Corn Products International                         3,850                132
    Hain Celestial Group*                               5,500                162
    NBTY*                                               1,300                 67
    Nu Skin Enterprises, Cl A                           9,350                173
    Pantry*                                             1,400                 68
    Wild Oats Markets (A)*                             10,150                147
                                                                       ---------
                                                                             749
                                                                       ---------
  ENERGY - 5.5%
    Allis-Chalmers Energy (A)*                          4,071                 72
    Cal Dive International*                            13,300                165

--------------------------------------------------------------------------------
Description                                            Shares        Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
  ENERGY - (CONTINUED)
    Core Laboratories*                                  1,700          $     140
    Dril-Quip*                                          1,950                 73
    Exploration Co of Delaware*                         3,500                 42
    Goodrich Petroleum (A)*                             3,200                117
    Gulf Island Fabrication                             2,550                 92
    Gulfmark Offshore*                                  4,750                172
    Hanover Compressor*                                 5,600                108
    Oceaneering International*                          2,820                111
    RPC                                                 5,225                 93
    Sunoco Logistics Partners (A)                       2,176                113
    Superior Energy Services*                           2,940                 89
    Tetra Technologies*                                 2,660                 62
                                                                       ---------
                                                                           1,449
                                                                       ---------

  FINANCIALS - 5.7%
    Bankunited Financial, Cl A (A)                      2,950                 81
    Cash America International                          1,850                 79
    Corporate Office Properties Trust REIT              2,700                144
    Digital Realty Trust REIT                           3,600                129
    Hanover Insurance Group                             1,500                 72
    International Securities Exchange
       Holdings                                         2,900                120
    optionsXpress Holdings                              5,450                130
    PrivateBancorp (A)                                  3,600                135
    Smithtown Bancorp (A)                               1,950                 55
    SVB Financial Group*                                2,250                105
    Tanger Factory Outlet Centers REIT                  2,000                 81
    Thomas Weisel Partners Group*                       3,200                 64
    Triad Guaranty*                                     1,600                 82
    United Community Banks                              2,470                 81
    World Acceptance (A)*                               3,150                139
                                                                       ---------
                                                                           1,497
                                                                       ---------
  HEALTH CARE - 22.3%
    Alexion Pharmaceuticals*                            3,100                129
    Alkermes*                                           8,450                126
    Allscripts Healthcare Solutions (A)*                7,600                233
    Arena Pharmaceuticals (A)*                          8,290                106
    Aspect Medical Systems*                             7,140                119
    BioMarin Pharmaceuticals*                          11,200                212
    Cholestech*                                         5,800                 98
    Conceptus*                                          5,700                132
    CV Therapeutics (A)*                                6,250                 84
    Digene*                                             4,350                224
    ev3 (A)*                                            7,750                143
    Gen-Probe*                                          3,700                191
    Genomic Health (A)*                                10,400                237
    HealthExtras*                                       4,900                125
    Hologic (A)*                                        4,366                243

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

68                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

SMALL CAP GROWTH FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                            Shares        Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
  HEALTH CARE - (CONTINUED)
    Human Genome Sciences (A)*                         13,100          $     154
    Illumina (A)*                                       4,100                167
    Immucor*                                            4,600                145
    Kendle International*                               3,411                132
    LHC Group*                                          6,173                161
    Lifecell (A)*                                       6,530                156
    Medarex*                                            8,150                110
    Meridian Bioscience                                 6,840                203
    New River Pharmaceuticals (A)*                      3,600                201
    NuVasive*                                           7,000                169
    Omnicell*                                          10,500                218
    OSI Pharmaceuticals*                                4,600                157
    Osiris Therapeutics* (A)                            4,383                102
    Palomar Medical Technologies (A)*                   4,180                208
    PDL Biopharma*                                      9,000                185
    Phase Forward*                                     11,300                153
    Psychiatric Solutions*                              7,600                296
    Stereotaxis (A)*                                    8,976                 92
    Ventana Medical Systems*                            4,900                206
    West Pharmaceutical Services                        3,950                192
                                                                       ---------
                                                                           5,809
                                                                       ---------
  INDUSTRIALS - 15.0%
    Acuity Brands                                       3,450                200
    Alaska Air Group*                                   3,200                137
    American Woodmark (A)                               1,000                 45
    Ameron International                                  838                 68
    Barrett Business Services                           3,919                 86
    Brady, Cl A                                         3,750                140
    Copart*                                             6,860                202
    EMCOR Group*                                        2,190                126
    Energy Conversion Devices (A)*                      3,650                126
    Flow International*                                13,660                160
    Gardner Denver*                                     3,940                152
    General Cable*                                      4,900                211
    Genesee & Wyoming, Cl A*                            2,850                 80
    Genlyte Group*                                      2,560                194
    Greenbrier (A)                                      3,100                 89
    HUB Group, Cl A*                                    5,600                167
    II-VI*                                              4,600                138
    Insituform Technologies, Cl A*                      3,641                102
    Kansas City Southern*                               4,250                128
    Kirby*                                              4,500                160
    Mobile Mini*                                        5,120                136
    NCI Building Systems*                               3,640                207
    Power-One*                                         12,270                 91
    Taser International (A)*                            9,250                 72
    Toro                                                3,880                199
    TurboChef Technologies (A)*                         4,574                 68

--------------------------------------------------------------------------------
Description                                            Shares        Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
  INDUSTRIALS - (CONTINUED)
    Ultralife Batteries (A)*                            5,657          $      63
    Wabtec                                              5,620                180
    Woodward Governor                                   4,350                182
                                                                       ---------
                                                                           3,909
                                                                       ---------
  INFORMATION TECHNOLOGY - 21.9%
    24/7 Real Media*                                   11,150                113
    Actuate*                                           10,248                 54
    Aeroflex*                                          11,690                140
    Anadigics (A)*                                     14,370                128
    Anaren*                                             4,700                 78
    Ansys (A)*                                          2,930                146
    aQuantive*                                          7,400                198
    Arris Group*                                       12,544                178
    Aspen Technology*                                   8,014                 82
    Atheros Communications (A)*                         9,350                222
    Avocent (A)*                                        4,250                147
    Bankrate (A)*                                       2,800                111
    Benchmark Electronics*                              2,800                 63
    Color Kinetics*                                     2,950                 60
    CommScope*                                          3,404                110
    Comtech Group (A)*                                  8,507                140
    Cymer*                                              3,230                136
    Cypress Semiconductor (A)*                          9,200                170
    Digital River*                                      2,200                113
    Double-Take Software (A)*                           3,100                 39
    Eagle Test Systems*                                 1,992                 29
    eCollege.com*                                       1,650                 27
    eFunds*                                             5,150                138
    Electro Scientific Industries*                      4,002                 84
    FEI*                                                4,100                103
    Formfactor*                                         3,200                130
    Hittite Microwave*                                  1,800                 63
    Infocrossing (A)*                                   4,884                 80
    LivePerson*                                        18,100                112
    Mentor Graphics*                                    4,450                 83
    Nice Systems ADR*                                   3,230                102
    Nuance Communications (A)*                         14,061                162
    Paxar*                                              4,700                103
    Perficient*                                         7,800                163
    Quality Systems                                     3,150                134
    Quest Software*                                     5,940                 89
    Rackable Systems (A)*                               1,108                 21
    Radiant Systems*                                    7,420                 84
    Radvision*                                          4,870                 95
    Rofin-Sinar Technologies*                           1,687                110
    Sirf Technology Holdings (A)*                       3,350                 98
    SonicWALL*                                          9,160                 77
    Tessera Technologies*                               2,550                 98

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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

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SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

SMALL CAP GROWTH FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                            Shares        Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
  INFORMATION TECHNOLOGY - (CONTINUED)
    THQ*                                                3,650          $     111
    Transaction Systems Architects*                     4,660                168
    Trident Microsystems*                               7,300                152
    Trimble Navigation*                                 3,000                170
    Triquint Semiconductor*                            12,400                 58
    Valueclick*                                         5,533                141
    Varian Semiconductor Equipment
      Associates*                                       3,250                134
    Vasco Data Security
      International (A)*                                7,600                112
    Witness Systems*                                    2,400                 54
                                                                       ---------
                                                                           5,713
                                                                       ---------
  MATERIALS - 4.2%
    Albemarle                                           2,750                214
    AMCOL International                                 3,480                105
    Carpenter Technology                                1,300                152
    Claymont Steel (A)*                                 4,350                 81
    Gibraltar Industries                                1,910                 47
    Glatfelter                                          4,800                 78
    Hecla Mining*                                       7,550                 54
    Myers Industries                                    4,437                 76
    Royal Gold (A)                                      1,650                 53
    Terra Industries*                                  10,050                143
    Zoltek (A)*                                         3,650                 98
                                                                       ---------
                                                                           1,101
                                                                       ---------
  TELECOMMUNICATIONS - 1.5%
    Cbeyond*                                            5,267                156
    Time Warner Telecom, Cl A*                         10,300                240
                                                                       ---------
                                                                             396
                                                                       ---------

    TOTAL COMMON STOCK
      (Cost $23,363)                                                      25,700
                                                                       ---------

--------------------------------------------------------------------------------
Description                                         Par (000)        Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  REPURCHASE AGREEMENTS - 26.9%
--------------------------------------------------------------------------------
    Bank of America (B)
      5.360%, dated 01/31/07, matures on
      02/01/07, repurchase price $2,807,224
      (collateralized by various corporate
      obligations, ranging in par value
      from 61,566 - $1,367,597,
      3.950% - 5.000%, 05/01/08 - 08/15/14,
      total market value $2,947,327)                $   2,807          $   2,807
    Bear Stearns (B)
      5.413%, dated 01/31/07, matures on
      02/01/07, repurchase price $4,000,601
      (collateralized by various mortgage
      obligations, ranging in par value
      from $87,725 - $1,948,680,
      0.000% - 6.222%, 10/19-33 - 05/25/36,
      total market value $4,199,627)                    4,000              4,000
    Deutsche Bank Securities
      5.220%, dated 01/31/07, matures on
      02/01/07, repurchase price $219,816
      (collateralized by a U.S. Government
      obligation, par value $501,880, 0.000%,
      11/15/22, total market value $224,180)              220                220
                                                                       ---------
    TOTAL REPURCHASE AGREEMENTS
      (Cost $7,027)                                                        7,027
                                                                       ---------
 TOTAL INVESTMENTS - 125.4%
    (Cost $30,390)                                                     $  32,727
                                                                       =========

--------------------------------------------------------------------------------
PERCENTAGES ARE BASED ON NET ASSETS OF $26,093,730.
*     NON-INCOME PRODUCING SECURITY.
(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY WAS ON LOAN AT JANUARY 31, 2007. THE TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2007 IS $6,522,166.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
REIT -- REAL ESTATE INVESTMENT TRUST

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

70                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - 97.5%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 18.3%
     American Axle & Manufacturing
       Holdings (A)                                         91,100    $   1,893
     American Greetings, Cl A                               61,500        1,477
     Arctic Cat (A)                                        109,238        2,015
     ArvinMeritor (A)                                      182,100        3,505
     Blyth                                                  57,900        1,204
     BorgWarner (A)                                         41,000        2,810
     CBRL Group                                             38,300        1,796
     Dover Downs Gaming & Entertainment (A)                 77,600        1,016
     Ethan Allen Interiors (A)                              88,000        3,315
     Furniture Brands International (A)                     32,300          538
     Group 1 Automotive (A)                                 56,900        3,016
     Handleman (A)                                          57,300          430
     Jackson Hewitt Tax Service                             40,900        1,496
     Journal Communications, Cl A                          230,400        3,103
     K2 (A)*                                               161,900        1,956
     Kellwood (A)                                           46,700        1,532
     Landry's Restaurants                                   36,800        1,102
     M/I Homes (A)                                           2,000           72
     Modine Manufacturing                                   56,500        1,478
     Movie Gallery (A)*                                    103,300          396
     Nautilus (A)                                          100,400        1,638
     Rent-A-Center*                                         47,750        1,407
     Rex Stores*                                            65,200        1,074
     Ruby Tuesday                                          129,100        3,694
     Ryland Group (A)                                       29,200        1,640
     Sonic Automotive, Cl A (A)                             93,500        2,931
     Stage Stores                                           23,100          741
     Standard Motor Products                                75,000        1,187
     Stride Rite                                            89,600        1,547
     Talbots (A)                                           119,300        2,815
     Trans World Entertainment (A)*                        111,800          626
     Tupperware Brands                                      79,000        1,843
     Westwood One                                          154,500        1,071
     Zale*                                                  49,500        1,362
                                                                      ---------
                                                                         57,726
                                                                      ---------
   CONSUMER STAPLES - 3.2%
     BJ's Wholesale Club*                                   99,200        3,029
     Chiquita Brands International (A)                      62,600          993
     Nash Finch (A)                                         42,300        1,222
     Ruddick                                                65,900        1,832
     Seaboard                                                  800        1,542
     Universal                                              32,800        1,585
                                                                      ---------
                                                                         10,203
                                                                      ---------
   ENERGY - 2.9%
     Grey Wolf*                                            408,100        2,787
     Holly                                                  19,500        1,028

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   ENERGY - (CONTINUED)
     Lufkin Industries                                      25,900    $   1,550
     Stone Energy*                                          27,600          938
     Swift Energy*                                          28,500        1,264
     Tesoro                                                 19,000        1,565
                                                                      ---------
                                                                          9,132
                                                                      ---------
   FINANCIALS - 27.8%
     Advanta, Cl B                                          37,700        1,750
     American Home Mortgage Investment
       REIT (A)                                             53,900        1,883
     Anthracite Capital REIT                               149,300        2,041
     Citizens Banking                                      155,425        3,809
     City Holding                                           74,800        3,000
     Commerce Group                                         93,600        2,825
     Community Bank System                                 129,600        2,937
     Community Trust Bancorp                                30,400        1,189
     Corus Bankshares (A)                                   69,200        1,474
     Dime Community Bancshares                              75,700        1,017
     Entertainment Properties Trust REIT                       300           19
     Federal Agricultural Mortgage, Cl C (A)                63,000        1,750
     First Charter                                          47,375        1,139
     First Indiana                                          45,106        1,071
     First Niagara Financial Group                          88,400        1,281
     Flagstar Bancorp (A)                                   82,600        1,199
     Fremont General                                        54,800          745
     Greater Bay Bancorp (A)                                89,500        2,501
     Harleysville Group                                     59,900        2,037
     Horace Mann Educators                                 108,200        2,146
     HRPT Properties Trust REIT (A)                        251,400        3,273
     IMPAC Mortgage Holdings REIT (A)                      155,500        1,340
     Independent Bank                                       49,665        1,096
     IndyMac Bancorp                                        43,800        1,703
     Innkeepers USA Trust REIT                              75,600        1,239
     Integra Bank                                           48,300        1,196
     LandAmerica Financial Group (A)                        48,800        3,077
     Luminent Mortgage Capital REIT                        213,600        1,978
     MAF Bancorp                                            65,000        2,921
     NBT Bancorp                                            55,200        1,369
     Newcastle Investment REIT                              47,600        1,543
     Novastar Financial REIT (A)                            22,800          484
     Ohio Casualty                                         117,500        3,471
     Old National Bancorp (A)                              180,000        3,373
     One Liberty Properties REIT                            68,700        1,663
     Oriental Financial Group (A)                          110,300        1,414
     Pennsylvania Real Estate Investment
       Trust REIT (A)                                       29,800        1,272
     Presidential Life                                      60,400        1,313
     Provident Bankshares                                   49,200        1,744
     PS Business Parks REIT                                 23,600        1,775

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                          WWW.HIGHMARKFUNDS.COM                               71

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
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SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

SMALL CAP VALUE FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
     RAIT Financial Trust REIT                              38,200    $   1,428
     Safety Insurance Group (A)                             44,100        2,154
     Scottish Re Group (A)                                  73,200          344
     Stancorp Financial Group                               45,800        2,192
     United Bankshares                                      76,300        2,786
     Webster Financial                                      28,100        1,400
     Winston Hotels REIT                                    67,700          943
     Zenith National Insurance                              71,317        3,259
                                                                      ---------
                                                                         87,563
                                                                      ---------
   HEALTH CARE - 2.7%
     Alpharma, Cl A                                         86,400        2,380
     Apria Healthcare Group*                               100,000        2,777
     Bradley Pharmaceuticals (A)*                            3,800           77
     Datascope                                              53,200        1,965
     Kindred Healthcare*                                    45,500        1,306
     Lumenis*                                                   13           --
                                                                      ---------
                                                                          8,505
                                                                      ---------
   INDUSTRIALS - 16.2%
     Acuity Brands                                          36,100        2,094
     Alaska Air Group*                                      53,900        2,310
     Albany International, Cl A (A)                         37,700        1,280
     Ameron International                                   22,900        1,847
     AO Smith (A)                                           42,500        1,630
     Applied Industrial Technologies                        33,150          813
     Arkansas Best                                          28,700        1,097
     Central Parking (A)                                    82,600        1,645
     Crane                                                  60,600        2,353
     Deluxe                                                 45,300        1,355
     Ennis                                                  69,900        1,761
     EnPro Industries*                                      39,500        1,306
     GATX                                                   25,200        1,149
     Griffon*                                               68,300        1,759
     IKON Office Solutions (A)                             214,100        3,190
     Kelly Services, Cl A                                   64,338        1,995
     Mesa Air Group*                                       146,700        1,099
     Mueller Water Products, Cl B*                          59,157          803
     NACCO Industries, Cl A                                 13,100        1,892
     Navistar International*                                60,900        2,694
     PAM Transportation Services*                           73,100        1,607
     Ryder System                                           45,100        2,460
     Saia*                                                  79,900        2,129
     Spherion*                                             130,900        1,077
     Standex International                                  37,400        1,090
     Timken                                                 59,400        1,699
     United Rentals (A)*                                    39,600        1,020

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   INDUSTRIALS - (CONTINUED)
     Walter Industries                                      35,800    $   1,009
     Woodward Governor                                      41,100        1,720
     YRC Worldwide (A)*                                     68,400        3,034
                                                                      ---------
                                                                         50,917
                                                                      ---------
   INFORMATION TECHNOLOGY - 12.9%
     Advanced Energy Industries*                           103,300        1,790
     Aeroflex*                                             140,500        1,680
     Asyst Technologies*                                   255,000        1,655
     Axcelis Technologies*                                 233,000        1,501
     Black Box                                              30,700        1,261
     Brocade Communications Systems*                       558,425        4,791
     Ciber*                                                202,800        1,395
     CTS                                                   114,100        1,769
     Kemet*                                                233,500        1,761
     LTX*                                                  296,300        1,564
     Mentor Graphics*                                      164,500        3,060
     Methode Electronics                                   141,200        1,555
     MKS Instruments*                                       56,900        1,244
     Photronics*                                            71,300        1,188
     Quantum-DLT & Storage*                                378,300          942
     RF Micro Devices*                                     325,800        2,515
     Skyworks Solutions (A)*                               457,800        3,008
     Spectralink                                           103,900          939
     Sybase*                                                50,600        1,310
     Technitrol                                            122,500        2,697
     Triquint Semiconductor*                               206,700          972
     United Online (A)                                     150,700        2,116
                                                                      ---------
                                                                         40,713
                                                                      ---------
   MATERIALS - 8.7%
     FMC                                                    24,700        1,923
     Glatfelter                                             87,600        1,418
     Greif, Cl A                                            17,500        2,000
     HB Fuller                                              65,400        1,692
     Myers Industries                                       82,100        1,414
     Olin                                                  114,100        1,921
     OM Group*                                              59,000        2,883
     Quanex (A)                                             59,550        2,334
     Rock-Tenn, Cl A                                        74,995        2,454
     Ryerson (A)                                            70,600        2,215
     Schulman A                                             63,000        1,315
     Sensient Technologies                                  77,300        1,908
     Spartech (A)                                          120,100        3,365
     Wellman (A)                                           177,700          507
                                                                      ---------
                                                                         27,349
                                                                      ---------

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

72                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

SMALL CAP VALUE FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                       Shares/Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   TELECOMMUNICATIONS - 1.5%
     Commonwealth Telephone
       Enterprises                                          64,300    $   2,716
     Golden Telecom                                         41,400        2,144
                                                                      ---------
                                                                          4,860
                                                                      ---------
   UTILITIES - 3.3%
     Avista (A)                                            113,200        2,847
     Duquesne Light Holdings                               103,200        2,065
     Nicor (A)                                              42,900        1,952
     PNM Resources (A)                                      46,050        1,404
     UIL Holdings                                            6,033          234
     Unisource Energy                                       52,600        1,973
                                                                      ---------
                                                                         10,475
                                                                      ---------
     TOTAL COMMON STOCK
       (Cost $261,535)                                                  307,443
                                                                      ---------

--------------------------------------------------------------------------------
   MASTER NOTES - 10.8%
--------------------------------------------------------------------------------
     Bank of America (B)
       5.383%, 02/01/07                                   $ 10,000       10,000
     Bear Stearns (B)
       5.513%, 02/01/07                                     13,500       13,500
     JP Morgan (B)
       5.350%, 11/30/07                                     10,500       10,500
                                                                      ---------
     TOTAL MASTER NOTES
       (Cost $34,000)                                                    34,000
                                                                      ---------

--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - 3.1%
--------------------------------------------------------------------------------
     First Tennessee (B) (C)
       5.339%, 04/18/07                                      2,500        2,501
     Liquid Funding (B) (C)
       5.350%, 11/30/07                                      5,000        4,999
     Morgan Stanley Dean Witter (B) (C)
       5.360%, 11/11/11                                      2,500        2,500
                                                                      ---------
     TOTAL CORPORATE OBLIGATIONS
       (Cost $10,000)                                                    10,000
                                                                      ---------

--------------------------------------------------------------------------------
   COMMERCIAL PAPER - 1.6%
--------------------------------------------------------------------------------
     Morgan Stanley (B)
       5.383%, 07/19/07                                      5,000        5,000
                                                                      ---------
     TOTAL COMMERCIAL PAPER
       (Cost $5,000)                                                      5,000
                                                                      ---------

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 12.4%
--------------------------------------------------------------------------------
     Bank of America (B)
       5.360%, dated 01/31/07, matures on
       02/01/07, repurchase price $3,677,197
       (collateralized by various corporate
       obligations, ranging in par value
       from $80,645 - $1,791,422,
       3.950% - 5.000%, 05/01/08 - 08/15/14,
       total market value $3,860,718)                     $  3,677    $   3,677
     Bear Stearns (B)
       5.363%, dated 01/31/07, matures on
       02/01/07, repurchase price $20,002,979
       (collateralized by various mortgage
       obligations, ranging in par value
       from $438,689 - $9,744,861,
       0.000% - 6.222%, 10/19-33 - 05/25/36,
       total market value $21,001,287)                      20,000       20,000
     Bear Stearns (B)
       5.413%, dated 01/31/07, matures on
       02/01/07, repurchase price $7,001,052
       (collateralized by various mortgage
       obligations, ranging in par value
       from $153,518 - $3,410,190,
       0.000% - 6.222%, 10/19-33 - 05/25/36,
       total market value $7,349,348)                        7,000        7,000
     Deutsche Bank Securities
       5.220%, dated 01/31/07, matures on
       02/01/07, repurchase price $8,335,339
       (collateralized by a U.S. Government
       obligation, par value $8,227,000, 6.125%,
       08/15/07, total market value $8,501,440)              8,334        8,334
                                                                      ---------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $39,011)                                                    39,011
                                                                      ---------
  TOTAL INVESTMENTS - 125.4%
     (Cost $349,546)                                                  $ 395,454
                                                                      =========

--------------------------------------------------------------------------------
PERCENTAGES ARE BASED ON NET ASSETS OF $315,355,839.
*     NON-INCOME PRODUCING SECURITY.
+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.
(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY WAS ON LOAN AT JANUARY 31, 2007. THE TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2007 IS $76,318,501.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.
(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JANUARY 31, 2007.
CL -- CLASS
REIT -- REAL ESTATE INVESTMENT TRUST
AMOUNTS DESIGNATED AS "--" ARE ROUNDED TO $0.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           73

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

VALUE MOMENTUM FUND

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - 97.0%
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 13.4%
     Autoliv                                                40,000    $   2,414
     Belo, Cl A                                            151,250        2,831
     Comcast, Cl A*                                        175,000        7,606
     Federated Department Stores                            95,000        3,942
     Harrah's Entertainment                                 35,000        2,957
     Home Depot                                            100,000        4,074
     Lee Enterprises                                       125,100        4,157
     Leggett & Platt                                       120,000        2,909
     McGraw-Hill                                            80,000        5,366
     News, Cl A                                            350,000        8,137
     Pulte Homes (A)                                       200,000        6,868
     Target                                                 45,000        2,761
     Time Warner (A)                                       325,000        7,108
     Washington Post, Cl B (A)                               4,900        3,737
     WCI Communities (A)*                                   84,500        1,829
     Wyndham Worldwide*                                     74,955        2,339
                                                                      ---------
                                                                         69,035
                                                                      ---------
   CONSUMER STAPLES - 8.8%
     Altria Group                                          175,900       15,372
     Cadbury Schweppes ADR                                 167,000        7,572
     Diageo ADR                                             41,400        3,260
     Nestle ADR                                             82,500        7,541
     Universal (A)                                          95,000        4,591
     Wal-Mart Stores                                       142,700        6,805
                                                                      ---------
                                                                         45,141
                                                                      ---------
   ENERGY - 10.4%
     Chevron                                               135,000        9,839
     ConocoPhillips                                         81,313        5,400
     Exxon Mobil                                           280,000       20,748
     Halliburton                                           110,000        3,249
     Marathon Oil                                           55,000        4,969
     Peabody Energy                                         45,000        1,837
     Suncor Energy                                          30,000        2,230
     Williams                                              203,800        5,501
                                                                      ---------
                                                                         53,773
                                                                      ---------
   FINANCIALS - 23.2%
     American International Group (A)                      126,400        8,652
     Bank of America                                       190,000        9,990
     Bank of New York                                      143,000        5,721
     Berkshire Hathaway, Cl B*                               1,900        6,968
     Citigroup                                             335,800       18,513
     Freddie Mac                                            60,000        3,896
     Goldman Sachs Group (A)                                25,000        5,304
     JPMorgan Chase                                        272,070       13,857
     Marsh & McLennan (A)                                  246,100        7,260
     Metlife (A)                                            77,500        4,814

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
     Morgan Stanley                                        100,000    $   8,279
     Prudential Financial (A)                               55,000        4,902
     Realogy*                                               93,694        2,802
     St. Paul Travelers                                    120,000        6,102
     Washington Mutual (A)                                 112,500        5,016
     Wells Fargo                                           145,000        5,208
     XL Capital, Cl A (A)                                   35,000        2,415
                                                                      ---------
                                                                        119,699
                                                                      ---------
   HEALTH CARE - 6.1%
     Baxter International                                  100,000        4,966
     GlaxoSmithKline ADR (A)                               112,900        6,111
     Merck                                                  75,000        3,356
     Pfizer                                                393,940       10,337
     Sanofi-Aventis ADR                                    148,000        6,524
                                                                      ---------
                                                                         31,294
                                                                      ---------
   INDUSTRIALS - 12.7%
     American Power Conversion                             109,100        3,354
     Avery Dennison                                        115,000        7,861
     Boeing                                                 40,000        3,582
     General Electric                                      408,700       14,734
     Honeywell International                               110,700        5,058
     Masco (A)                                             130,000        4,159
     Parker Hannifin                                        45,500        3,765
     Pitney Bowes                                          110,000        5,266
     Tyco International                                    229,300        7,310
     USG (A)*                                               75,000        4,020
     Waste Management                                      168,000        6,381
                                                                      ---------
                                                                         65,490
                                                                      ---------
   INFORMATION TECHNOLOGY - 11.4%
     Accenture, Cl A                                       194,500        7,342
     Cisco Systems (A)*                                    175,000        4,653
     Corning*                                              134,200        2,797
     Diebold                                                71,500        3,314
     EMC*                                                  156,700        2,192
     First Data                                            145,000        3,605
     Hewlett-Packard                                       100,000        4,328
     International Business Machines                        81,500        8,081
     Microsoft                                             465,300       14,359
     Nokia ADR (A)                                         215,000        4,752
     Western Union                                         145,000        3,239
                                                                      ---------
                                                                         58,662
                                                                      ---------
   MATERIALS - 5.7%
     Alcoa (A)                                             160,100        5,171
     Ashland                                                60,000        4,173
     BHP Billiton ADR (A)                                   75,000        3,075

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

74                              1.800.433.6884

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

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

VALUE MOMENTUM FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                       Shares/Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   MATERIALS - (CONTINUED)
     Cabot                                                  80,000    $   3,579
     Dow Chemical                                           86,300        3,585
     Weyerhaeuser                                          129,600        9,720
                                                                      ---------
                                                                         29,303
                                                                      ---------
   TELECOMMUNICATIONS - 3.0%
     AT&T                                                   67,950        2,557
     Verizon Communications                                340,000       13,097
                                                                      ---------
                                                                         15,654
                                                                      ---------
   UTILITIES - 2.3%
     Questar                                               148,100       12,026
                                                                      ---------
     TOTAL COMMON STOCK
       (Cost $328,178)                                                  500,077
                                                                      ---------

--------------------------------------------------------------------------------
   MASTER NOTES - 5.9%
--------------------------------------------------------------------------------
     Bank of America (B)
       5.383%, 02/01/07                                  $  10,000       10,000
     Bear Stearns (B)
       5.513%, 02/01/07                                     13,500       13,500
     JP Morgan (B)
       5.393%, 02/01/07                                      7,000        7,000
                                                                      ---------
     TOTAL MASTER NOTES
       (Cost $30,500)                                                    30,500
                                                                      ---------

--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - 2.0%
--------------------------------------------------------------------------------
     First Tennessee (B) (C)
       5.339%, 04/18/07                                      2,500        2,501
     JP Morgan (B) (C)
       5.360%, 11/11/11                                      2,500        2,500
     Liquid Funding (B) (C)
       5.350%, 11/30/07                                      5,000        4,999
                                                                      ---------
     TOTAL CORPORATE OBLIGATIONS
       (Cost $10,000)                                                    10,000
                                                                      ---------

--------------------------------------------------------------------------------
   CERTIFICATE OF DEPOSIT - 1.0%
--------------------------------------------------------------------------------
     Natexis (B)
       5.375%, 05/08/07                                      5,000        5,000
                                                                      ---------
     TOTAL CERTIFICATE OF DEPOSIT
       (Cost $5,000)                                                      5,000
                                                                      ---------

--------------------------------------------------------------------------------
   REGULATED INVESTMENT COMPANY - 0.4%
--------------------------------------------------------------------------------
     Templeton Dragon Fund                                  74,000        1,846
                                                                      ---------
     TOTAL REGULATED INVESTMENT COMPANY
       (Cost $650)                                                        1,846
                                                                      ---------

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 8.2%
--------------------------------------------------------------------------------
     Bank of America (B)
       5.360%, dated 01/31/07, matures on
       02/01/07, repurchase price $23,167,148
       (collateralized by various corporate
       obligations, ranging in par value
       from $508,083 - $11,286,350,
       3.950% - 5.000%, 05/01/08 - 08/15/14,
       total market value $24,323,374)                   $  23,164    $   23,164
     Bear Stearns (B)
       5.363%, dated 01/31/07, matures on
       02/01/07, repurchase price $5,000,745
       (collateralized by various mortgage
       obligations, ranging in par value
       from $109,672 - $2,436,215,
       0.000% - 6.222%, 10/19-33 - 05/25/36,
       total market value $5,250,322)                        5,000        5,000
     Bear Stearns (B)
       5.413%, dated 01/31/07, matures on
       02/01/07, repurchase price $2,000,301
       (collateralized by various mortgage
       obligations, ranging in par value
       from $43,862 - $974,340,
       0.000% - 6.222%, 10/19-33 - 05/25/36,
       total market value $2,099,814)                        2,000        2,000
     Deutsche Bank Securities
       5.220%, dated 01/31/07, matures on
       02/01/07, repurchase price $12,344,869
       (collateralized by a U.S. Government
       obligation, par value $12,593,000,
       4.750%, 12/31/08, total market value
       $12,590,799)                                         12,343       12,343
                                                                      ---------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $42,507)
                                                                         42,507
                                                                      ---------
   TOTAL INVESTMENTS - 114.5%
     (Cost $416,835)                                                  $ 589,930
                                                                      =========

--------------------------------------------------------------------------------
PERCENTAGES ARE BASED ON NET ASSETS OF $515,396,713.
*     NON-INCOME PRODUCING SECURITY.
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY WAS ON LOAN AT JANUARY 31, 2007. THE TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2007 WAS $73,354,905.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.
(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JANUARY 31, 2007.
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

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SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

CAPITAL GROWTH ALLOCATION FUND

--------------------------------------------------------------------------------
Description                                       Shares/Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   AFFILIATED EQUITY FUNDS - 88.8%
--------------------------------------------------------------------------------
     HighMark Cognitive Value Fund,
       Fiduciary Shares - 3.8%                             196,293    $   2,581
     HighMark Core Equity Fund,
       Fiduciary Shares - 22.6%                          1,548,721       15,611
     Highmark International Opportunities
       Fund, Fiduciary Shares - 16.2%                    1,264,240       11,151
     HighMark Large Cap Growth Fund,
       Fiduciary Shares - 12.3%                            866,342        8,464
     HighMark Large Cap Value Fund,
       Fiduciary Shares - 7.9%                             355,988        5,475
     HighMark Small Cap Growth Fund,
       Fiduciary Shares - 2.9%                             158,044        2,022
     HighMark Small Cap Value Fund,
       Fiduciary Shares - 6.4%                             243,527        4,427
     HighMark Value Momentum Fund,
       Fiduciary Shares - 16.7%                            481,199       11,539
                                                                      ---------
     TOTAL AFFILIATED EQUITY FUNDS
       (Cost $57,836)                                                    61,270
                                                                      ---------

--------------------------------------------------------------------------------
   AFFILIATED FIXED INCOME FUNDS - 8.4%
--------------------------------------------------------------------------------
     HighMark Bond Fund,
       Fiduciary Shares - 1.3%                              87,543          917
     Highmark Short Term Bond Fund,
       Fiduciary Shares - 7.1%                             500,879        4,909
                                                                      ---------
     TOTAL AFFILIATED FIXED INCOME FUNDS
       (Cost $5,364)                                                      5,826
                                                                      ---------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 2.7%
--------------------------------------------------------------------------------
     Deutsche Bank Securities
       5.220%, dated 01/31/07, matures on
       02/01/07, repurchase price $1,852,590
       (collateralized a U.S. Government
       obligation par value $4,444,004,
       0.000%, 11/15/23, total market
       value $1,889,368)                                $   1,852         1,852
                                                                      ---------
     TOTAL REPURCHASE AGREEMENT
       (Cost $1,852)                                                      1,852
                                                                      ---------
   TOTAL INVESTMENTS - 99.9%
     (Cost $65,052)                                                   $  68,948
                                                                      =========

--------------------------------------------------------------------------------
PERCENTAGES ARE BASED ON NET ASSETS OF $68,995,127.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

76                                   1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

DIVERSIFIED EQUITY ALLOCATION FUND

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   AFFILIATED EQUITY FUNDS - 99.1%
--------------------------------------------------------------------------------
     HighMark Cognitive Value Fund,
       Fiduciary Shares - 5.4%                               9,371    $     123
     HighMark Core Equity Fund,
       Fiduciary Shares - 27.9%                             63,367          639
     Highmark International Opportunities
       Fund, Fiduciary Shares - 20.0%                       51,898          458
     HighMark Large Cap Growth Fund,
       Fiduciary Shares - 10.5%                             24,590          240
     HighMark Large Cap Value Fund,
       Fiduciary Shares - 5.7%                               8,514          131
     HighMark Small Cap Value Fund,
       Fiduciary Shares - 9.1%                              11,535          210
     HighMark Value Momentum Fund,
       Fiduciary Shares - 20.5%                             19,682          472
                                                                      ---------
     TOTAL AFFILIATED EQUITY FUNDS
       (Cost $2,285)                                                      2,273
                                                                      ---------
   TOTAL INVESTMENTS - 99.1%
     (Cost $2,285)                                                    $   2,273
                                                                      =========

--------------------------------------------------------------------------------
PERCENTAGES ARE BASED ON NET ASSETS OF $2,292,617.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                           WWW.HIGHMARKFUNDS.COM                              77

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

GROWTH & INCOME ALLOCATION FUND

--------------------------------------------------------------------------------
Description                                       Shares/Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   AFFILIATED EQUITY FUNDS - 68.9%
--------------------------------------------------------------------------------
     HighMark Cognitive Value Fund,
       Fiduciary Shares - 3.1%                             143,518    $   1,887
     HighMark Core Equity Fund,
       Fiduciary Shares - 16.5%                          1,004,737       10,128
     Highmark International Opportunities
       Fund, Fiduciary Shares - 13.0%                      903,512        7,969
     HighMark Large Cap Growth Fund,
       Fiduciary Shares - 9.9%                             618,575        6,044
     HighMark Large Cap Value Fund,
       Fiduciary Shares - 6.6%                             261,143        4,016
     HighMark Small Cap Growth Fund,
       Fiduciary Shares - 2.3%                             111,706        1,429
     HighMark Small Cap Value Fund,
       Fiduciary Shares - 5.3%                             177,033        3,218
     HighMark Value Momentum Fund,
       Fiduciary Shares - 12.2%                            312,379        7,491
                                                                      ---------
     TOTAL AFFILIATED EQUITY FUNDS
       (Cost $39,365)                                                    42,182
                                                                      ---------

--------------------------------------------------------------------------------
   AFFILIATED FIXED INCOME FUNDS - 26.8%
--------------------------------------------------------------------------------
     HighMark Bond Fund,
       Fiduciary Shares - 11.2%                            655,484        6,863
     Highmark Short Term Bond Fund,
       Fiduciary Shares - 15.6%                            972,156        9,527
                                                                      ---------
     TOTAL AFFILIATED FIXED INCOME FUNDS
       (Cost $16,482)                                                    16,390
                                                                      ---------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 4.4%
--------------------------------------------------------------------------------
     Deutsche Bank Securities
       5.220%, dated 01/31/07, matures on
       02/01/07, repurchase price $2,678,280
       (collateralized by a U.S. Government
       obligation par value $6,424,672
       0.000%, 11/15/23, total market
       value $2,731,449)                                $    2,678        2,678
                                                                      ---------

     TOTAL REPURCHASE AGREEMENT
       (Cost $2,678)                                                      2,678
                                                                      ---------
   TOTAL INVESTMENTS - 100.1%
     (Cost $58,525)                                                   $  61,250
                                                                      =========

--------------------------------------------------------------------------------
PERCENTAGES ARE BASED ON NET ASSETS OF $61,217,014.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

78                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

INCOME PLUS ALLOCATION FUND

--------------------------------------------------------------------------------
Description                                       Shares/Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   AFFILIATED FIXED INCOME FUNDS - 54.8%
--------------------------------------------------------------------------------
     HighMark Bond Fund,
       Fiduciary Shares - 23.2%                            178,496    $   1,869
     Highmark Short Term Bond Fund,
       Fiduciary Shares - 31.6%                            258,832        2,537
                                                                      ---------
     TOTAL AFFILIATED FIXED INCOME FUNDS
       (Cost $4,447)                                                      4,406
                                                                      ---------

--------------------------------------------------------------------------------
   AFFILIATED EQUITY FUNDS - 38.9%
--------------------------------------------------------------------------------
     HighMark Cognitive Value Fund,
       Fiduciary Shares - 2.0%                              12,292          162
     HighMark Core Equity Fund,
       Fiduciary Shares - 10.6%                             84,499          852
     Highmark International Opportunities
       Fund, Fiduciary Shares - 4.2%                        38,271          338
     HighMark Large Cap Growth Fund,
       Fiduciary Shares - 6.8%                              55,928          546
     HighMark Large Cap Value Fund,
       Fiduciary Shares - 4.0%                              20,790          320
     HighMark Small Cap Value Fund,
       Fiduciary Shares - 3.6%                              16,125          293
     HighMark Value Momentum Fund,
       Fiduciary Shares - 7.7%                              25,997          623
                                                                      ---------
     TOTAL AFFILIATED EQUITY FUNDS
       (Cost $2,859)                                                      3,134
                                                                      ---------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 5.5%
--------------------------------------------------------------------------------
     Deutsche Bank Securities
       5.220%, dated 01/31/07, matures on
       02/01/07, repurchase price $440,541
       (collateralized by a U.S. Government
       obligation par value $1,056,772
       0.000%, 11/15/23, total market
       value $449,287)                                  $      440          440
                                                                      ---------
     TOTAL REPURCHASE AGREEMENT
       (Cost $440)                                                          440
                                                                      ---------
   TOTAL INVESTMENTS - 99.2%
     (Cost $7,746)                                                    $   7,980
                                                                      =========

--------------------------------------------------------------------------------
PERCENTAGES ARE BASED ON NET ASSETS OF $8,042,162.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           79

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

BOND FUND

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 38.2%
--------------------------------------------------------------------------------
     FHLMC Gold
       6.500%, 11/01/09                                  $     735   $       741
       6.000%, 10/01/09                                        958           959
       6.000%, 06/01/13                                      1,503         1,519
       6.000%, 09/01/13                                      1,374         1,390
       6.000%, 09/01/17                                      3,486         3,530
       6.000%, 11/01/17                                        985           997
       5.500%, 03/01/17                                        988           985
       5.000%, 10/01/20                                      1,781         1,742
       5.000%, 07/01/35                                      5,276         5,071
       4.500%, 05/01/19                                      2,227         2,138
       4.500%, 07/01/19                                      6,461         6,203
       4.500%, 04/01/20                                        868           834
       4.000%, 04/01/18                                      5,075         4,757
       4.000%, 06/01/19                                     10,967        10,262
     FHLMC, CMO REMIC, Ser 1666, Cl J
       6.250%, 01/15/24                                      2,000         2,040
     FNMA
       8.500%, 05/01/25                                         34            36
       8.000%, 08/01/24                                          6             7
       8.000%, 09/01/24                                          1             1
       8.000%, 07/01/26                                         44            46
       8.000%, 06/01/30                                         23            24
       7.500%, 12/01/26                                        294           307
       7.000%, 02/01/09                                        263           263
       7.000%, 12/01/10                                        664           670
       7.000%, 05/01/30                                         42            43
       6.500%, 12/01/07                                         46            46
       6.500%, 04/01/14                                        841           860
       6.500%, 03/01/24                                         73            75
       6.500%, 05/01/26                                         70            72
       6.500%, 01/01/28                                         35            36
       6.500%, 03/01/28                                         41            42
       6.500%, 04/01/28                                        181           185
       6.500%, 01/01/29                                        965           990
       6.500%, 06/01/29                                      1,092         1,120
       6.500%, 07/01/29                                        527           540
       6.500%, 08/01/29                                        226           232
       6.500%, 05/01/30                                        730           748
       6.000%, 05/01/09                                         14            14
       6.000%, 09/01/10                                         68            69
       6.000%, 05/01/11                                         70            70
       6.000%, 01/01/12                                         46            46
       6.000%, 03/01/13                                        130           132
       6.000%, 08/01/14                                      3,903         3,951
       6.000%, 10/01/16                                      1,233         1,249
       6.000%, 11/01/17                                      2,763         2,797
       6.000%, 12/01/27                                        100           102

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -
  (CONTINUED)
--------------------------------------------------------------------------------
     FNMA - (continued)
       6.000%, 07/01/28                                  $     616   $       622
       6.000%, 08/01/28                                        151           152
       6.000%, 10/01/28                                        334           337
       6.000%, 12/01/28                                      2,357         2,378
       5.500%, 01/01/17                                        669           668
       5.500%, 02/01/17                                        415           414
       5.500%, 12/01/17                                      3,268         3,261
       5.500%, 11/01/33                                      8,909         8,785
       5.500%, 04/01/35                                      4,067         4,003
       5.000%, 01/01/09                                        729           722
       5.000%, 11/01/17                                      4,174         4,093
       5.000%, 12/01/17                                      1,578         1,547
       5.000%, 02/01/18                                      4,677         4,585
       5.000%, 11/01/18                                        651           638
       5.000%, 03/01/34                                      8,604         8,276
       5.000%, 08/01/34                                      4,243         4,079
       5.000%, 07/01/35                                      5,646         5,421
       4.500%, 04/01/18                                     24,596        23,645
       4.500%, 08/01/18                                      2,803         2,695
       4.500%, 07/01/20                                      8,432         8,100
     FNMA, CMO REMIC, Ser 2003-25, Cl CD
       3.500%, 03/25/17                                      5,600         5,362
     GNMA
       8.000%, 04/15/17                                         32            34
       8.000%, 05/15/17                                         19            20
       8.000%, 11/15/26                                        345           366
       8.000%, 12/15/26                                        115           122
       7.500%, 05/15/23                                        131           136
       7.500%, 01/15/24                                        120           124
       7.500%, 02/15/24                                         76            79
       7.500%, 02/15/27                                         26            26
       7.500%, 06/15/27                                         56            59
       7.500%, 07/15/27                                         18            18
       7.500%, 08/15/27                                         59            61
       7.000%, 01/15/24                                         54            56
       7.000%, 04/15/24                                         37            38
       6.500%, 06/15/23                                        137           141
       6.500%, 12/15/23                                         74            76
       6.500%, 01/15/24                                         21            22
       6.500%, 02/15/24                                        117           120
       6.500%, 10/15/25                                         59            61
       6.500%, 04/15/26                                         57            59
       6.500%, 01/15/29                                        395           406
       6.500%, 05/15/29                                        919           944
       6.500%, 06/15/29                                         80            83
       6.500%, 11/15/29                                         21            22

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

80                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -
  (CONTINUED)
--------------------------------------------------------------------------------
     GNMA - (continued)
       6.000%, 07/15/28                                  $      72   $        73
       6.000%, 08/15/28                                        135           137
       6.000%, 09/15/28                                        557           564
                                                                     -----------
     TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-
       BACKED OBLIGATIONS
       (Cost $153,845)                                                   151,571
                                                                     -----------

--------------------------------------------------------------------------------
  CORPORATE OBLIGATIONS - 38.1%
--------------------------------------------------------------------------------
  CONSUMER DISCRETIONARY - 4.6%
       News America Holdings
         7.750%, 02/01/24                                    1,000         1,113
       Staples
         7.125%, 08/15/07                                    4,000         4,027
       Time Warner
         7.480%, 01/15/08                                    7,100         7,226
       Time Warner Entertainment
         8.375%, 03/15/23                                    5,000         5,875
                                                                     -----------
                                                                          18,241
                                                                     -----------
  CONSUMER STAPLES - 0.7%
       Safeway
         7.500%, 09/15/09                                    2,468         2,581
                                                                     -----------
  ENERGY - 2.7%
       ConocoPhillips
         7.125%, 03/15/28                                    3,000         3,074
       El Paso
         9.625%, 05/15/12                                    2,000         2,265
       Kinder Morgan
         7.250%, 03/01/28                                    5,600         5,555
                                                                     -----------
                                                                          10,894
                                                                     -----------
  FINANCIALS - 10.5%
       Associates
         6.950%, 11/01/18                                    4,000         4,445
       Bank of America
         5.250%, 02/01/07                                    5,600         5,600
       Bank One
         6.000%, 08/01/08                                      500           505
       GE Global Insurance
         7.750%, 06/15/30                                    5,000         6,019
       HSBC Bank USA (A)
         3.875%, 09/15/09                                    4,200         4,063
       John Hancock Financial Services
         5.625%, 12/01/08                                    5,000         5,018

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
  FINANCIALS - (CONTINUED)
       Liquid Funding (B) (C)
         5.350%, 11/30/07                                $   2,499   $     2,499
       Morgan Stanley
         6.750%, 04/15/11                                    5,500         5,785
       U.S. Bancorp
         6.875%, 09/15/07                                    7,500         7,547
                                                                     -----------
                                                                          41,481
                                                                     -----------
  FOREIGN GOVERNMENTS - 2.1%
       Hydro Quebec, Ser IO
         8.050%, 07/07/24                                    1,125         1,440
       Pemex Project Funding Master Trust
         9.125%, 10/13/10                                    5,000         5,558
       Province of Saskatchewan
         9.375%, 12/15/20                                    1,000         1,375
                                                                     -----------
                                                                           8,373
                                                                     -----------
  HEALTH CARE - 2.4%
       HCA
         7.875%, 02/01/11                                    5,000         5,038
       United Health Group
         5.250%, 03/15/11                                    4,500         4,478
                                                                     -----------
                                                                           9,516
                                                                     -----------
  INDUSTRIALS - 5.5%
       Continental Airlines, Ser 98-1B
         6.748%, 03/15/17                                    2,563         2,550
       General Electric
         5.000%, 02/01/13                                    5,000         4,919
       Raytheon
         6.150%, 11/01/08                                    4,950         4,998
       Tyco International
         7.200%, 10/15/08                                    9,000         9,229
                                                                     -----------
                                                                          21,696
                                                                     -----------
  INFORMATION TECHNOLOGY - 1.9%
       Cisco Systems
         5.250%, 02/22/11                                    5,000         4,996
       International Business Machines
         6.500%, 01/15/28                                    2,500         2,695
                                                                     -----------
                                                                           7,691
                                                                     -----------
  MATERIALS - 0.4%
       Potash
         7.125%, 06/15/07                                    1,500         1,508
                                                                     -----------
  REAL ESTATE INVESTMENT TRUST - 1.4%
       EOP Operating
         6.800%, 01/15/09                                    5,500         5,666
                                                                     -----------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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

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SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
  TELECOMMUNICATION - 2.2%
     Bell Atlantic of Maryland
       8.000%, 10/15/29                                  $   2,980   $     3,362
     New England Telephone & Telegraph
       7.875%, 11/15/29                                      4,925         5,426
                                                                     -----------
                                                                           8,788
                                                                     -----------
  UTILITIES - 3.7%
     Arkansas Electric Cooperative
       7.330%, 06/30/08                                      1,495         1,501
     Baltimore Gas & Electric, MTN, Ser G
       5.780%, 10/01/08                                      4,000         4,006
     Consolidated Edison of New York, Ser G
       7.000%, 03/01/29                                      1,250         1,279
     Midamerican Energy Holdings, Ser D
       5.000%, 02/15/14                                        400           385
     Oklahoma Gas & Electric
       6.650%, 07/15/27                                      2,500         2,681
     Virginia Electric & Power, Ser A
       4.750%, 03/01/13                                      5,000         4,800
                                                                     -----------
                                                                          14,652
                                                                     -----------
     TOTAL CORPORATE OBLIGATIONS
       (Cost $147,680)                                                   151,087
                                                                     -----------

--------------------------------------------------------------------------------
  U.S. TREASURY OBLIGATIONS - 12.6%
--------------------------------------------------------------------------------
     U.S. Treasury Bonds (A)
       8.125%, 08/15/19                                      5,000         6,468
       7.250%, 05/15/16                                     16,100        18,958
       7.125%, 02/15/23                                      4,000         4,918
     U.S. Treasury Inflation Index Note (A)
       3.000%, 07/15/12                                     19,064        19,660
                                                                     -----------
     TOTAL U.S. TREASURY OBLIGATIONS
       (Cost $47,174)                                                     50,004
                                                                     -----------

--------------------------------------------------------------------------------
  ASSET-BACKED SECURITIES - 6.2%
--------------------------------------------------------------------------------
     CenterPoint Energy Transition Bond Co. II,
       Ser A, Cl A3
       5.090%, 08/01/15                                      6,600         6,419
     MBNA Credit Card Master Note Trust,
       Ser 2000-L, Cl A
       6.500%, 04/15/10                                      7,000         7,069
     MBNA Credit Card Master Note Trust,
       Ser 2005-A7, Cl A7
       4.300%, 02/15/11                                      5,500         5,417

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  ASSET-BACKED SECURITIES - (CONTINUED)
--------------------------------------------------------------------------------
     PG&E Energy Recovery Funding,
       Ser 2005-2, Cl A2
       5.030%, 03/25/14                                  $   5,600   $     5,561
                                                                     -----------
     TOTAL ASSET-BACKED SECURITIES
       (Cost $24,696)                                                     24,466
                                                                     -----------

--------------------------------------------------------------------------------
  MASTER NOTES - 3.4%
--------------------------------------------------------------------------------
     Bear Stearns (B)
       5.513%, 02/01/07                                      6,750         6,750
     JPMorgan (B)
       5.393%, 02/01/07                                      7,000         7,000
                                                                     -----------
     TOTAL MASTER NOTES
       (Cost $13,750)                                                     13,750
                                                                     -----------
--------------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCY OBLIGATION - 1.4%
--------------------------------------------------------------------------------
     FNMA (A)
       5.000%, 04/15/15                                      5,800         5,760
                                                                     -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATION
       (Cost $5,853)                                                       5,760
                                                                     -----------

--------------------------------------------------------------------------------
  CERTIFICATE OF DEPOSIT - 1.3%
--------------------------------------------------------------------------------
     Natexis (B)
       5.375%, 05/08/07                                      5,000         5,000
                                                                     -----------
     TOTAL CERTIFICATE OF DEPOSIT
       (Cost $5,000)                                                       5,000
                                                                     -----------

--------------------------------------------------------------------------------
  REPURCHASE AGREEMENTS - 9.6%
--------------------------------------------------------------------------------
     Bank of America (B)
       5.360%, dated 01/31/07, matures on
       02/01/07, repurchase price $1,200,772
       (collateralized by various corporate
       obligations, ranging in par value
       from $26,334 - $584,981,
       3.950% - 5.000%, 05/01/08 - 08/15/14,
       total market value $1,260,700)                        1,201         1,201
     Deutsche Bank Securities
       5.220%, dated 01/31/07, matures on
       02/01/07, repurchase price $12,013,464
       (collateralized by various U.S. Government
       obligations, ranging in par value from
       $859,000 - $11,429,000, 3.625% - 4.750%,
       06/30/07 - 12/31/08, total market value
       $12,252,355)                                         12,012        12,012

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

82                               1.800.433.6884

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

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

BOND FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                             Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  REPURCHASE AGREEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
     Lehman Brothers (B)
       5.363%, dated 01/31/07, matures on
       02/01/07, repurchase price $24,769,802
       (collateralized by various mortgage
       obligations, ranging in par value
       from $693,198 - $4,916,299
       0.000% - 6.061%, 09/25/35 - 01/15/37,
       total market value $25,264,467)                   $  24,766   $    24,766
                                                                     -----------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $37,979)                                                     37,979
                                                                     -----------
  TOTAL INVESTMENTS - 110.8%
     (Cost $435,977)                                                 $   439,617
                                                                     ===========

--------------------------------------------------------------------------------
PERCENTAGES ARE BASED ON NET ASSETS OF $396,766,404.
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY WAS ON LOAN AT JANUARY 31, 2007. THE TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2007 WAS $46,335,840.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.
(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JANUARY 31, 2007.
CL -- CLASS
CMO -- COLLATERALIZED MORTGAGE OBLIGATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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

[HIGHMARK FUNDS LOGO OMITTED](R)
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SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  MUNICIPAL BONDS - 98.7%
--------------------------------------------------------------------------------
     Atascadero, Unified School District,
       Measure B, Capital Projects,
       Ser A, COP, MBIA Insured
       Callable 08/01/07 @ 102
       5.200%, 08/01/08                                  $   1,000   $     1,018
     Berryessa, Unified School District,
       GO, MBIA Insured
       5.375%, 03/01/12                                        460           496
     Brentwood, Unified School District,
       Ser B, GO, FGIC Insured
       Callable 08/01/10 @ 101
       4.850%, 08/01/14                                        410           429
     Burlingame, Elementary School District,
       GO, FSA Insured
       5.250%, 07/15/16                                        795           882
     California State, Department of
       Transportation, Federal Highway
       Grant Anticipation Bonds,
       Ser A, RB, FGIC Insured
       5.000%, 02/01/14                                      2,000         2,151
     California State, Department of Water
       Resources Power Supply, Ser A, RB,
       AMBAC Insured,
       Callable 05/01/12 @ 101
       5.500%, 05/01/15                                      1,225         1,335
     California State, Department of Water
       Resources, Central Valley Project,
       Water System, Ser Q, RB
       6.000%, 12/01/07                                      1,000         1,019
     California State, Department of Water
       Resources, Central Valley Project,
       Water System, Ser W, RB, FSA Insured
       5.500%, 12/01/14                                      1,315         1,469
     California State, Department of Water
       Resources, Central Valley Project,
       Water System, Ser Z, RB, FGIC Insured
       5.000%, 12/01/12                                      1,000         1,069
     California State, Educational Facilities
       Authority, Loyola-Marymount University,
       Ser A, RB, MBIA Insured
       Callable 10/01/11 @ 101
       4.500%, 10/01/12                                      1,560         1,613
     California State, Educational Facilities
       Authority, Stanford University, Ser P, RB
       5.250%, 12/01/13                                        800           873
     California State, Educational Facilities
       Authority, Stanford University, Ser R, RB
       5.000%, 11/01/11                                        610           646

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     California State, GO
       6.250%, 04/01/08                                  $   1,000   $     1,030
     California State, GO, FGIC Insured
       4.500%, 09/01/10                                      1,000         1,028
     California State, Public Works Board Lease,
       Various University of California Projects,
       Ser A, RB, AMBAC Insured
       Callable 12/01/07 @ 102
       5.100%, 12/01/10                                      1,000         1,032
     Chaffey, Unified High School District,
       GO, FGIC Insured
       5.000%, 08/01/15                                      1,000         1,086
     Coast Community College, GO, MBIA Insured
       5.250%, 08/01/15                                      1,000         1,104
     Contra Costa County, Merrithew Memorial
       Hospital Project, COP, MBIA Insured
       Callable 11/01/07 @ 102
       5.500%, 11/01/12                                      2,160         2,230
       5.200%, 11/01/09                                      2,000         2,061
     Contra Costa, Transportation Authority,
       Sales Tax, Ser A, ETM, RB
       6.875%, 03/01/07                                        175           175
     Contra Costa, Transportation Authority,
       Sales Tax, Ser A, RB, FGIC Insured
       6.000%, 03/01/09                                      1,000         1,047
     Cupertino, Unified School District, GO,
       FSA Insured
       Callable 08/01/11 @ 100
       5.250%, 08/01/13                                        595           634
     East Bay, Municipal Utility District, Water
       System Project, RB, MBIA Insured
       Callable 06/01/11 @ 100
       5.250%, 06/01/13                                        500           531
       5.250%, 06/01/14                                      1,250         1,329
     Eastern Municipal Water District,
       Ser A, COP, FGIC Insured
       Callable 07/01/11 @ 100
       5.375%, 07/01/16                                      2,500         2,669
       5.375%, 07/01/17                                      2,410         2,574
       5.250%, 07/01/12                                        300           319
       5.250%, 07/01/13                                      1,000         1,064
     El Camino, Community College, GO,
       FSA Insured
       Callable 08/01/15 @ 100
       5.000%, 08/01/16                                      1,000         1,083
     Fallbrook, Unified High School District,
       GO, FGIC Insured
       5.375%, 09/01/12                                        250           271

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

84                                 1.800.433.6884

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[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     Fremont, Unified High School District,
       Ser B, ETM, GO
       5.000%, 09/01/10                                  $     600   $       627
     Fresno, Joint Powers Financing Authority,
       Fresno City Hall, RB, AMBAC Insured
       Callable 08/01/10 @ 100
       4.600%, 08/01/11                                        500           514
     Joshua Basin-Hi Desert Financing Authority,
       Water District Project, RB, AMBAC Insured
       4.900%, 05/01/09                                        465           479
     Kings River, Conservation District,
       Pine Flat Power, Ser F, RB
       4.625%, 01/01/11                                        500           516
     Livermore-Amador Valley, Water
       Management Authority, Ser A, RB,
       AMBAC Insured
       Callable 08/01/11 @ 100
       5.250%, 08/01/14                                        750           797
       5.000%, 08/01/13                                        400           422
     Los Angeles County, Metropolitan
       Transportation Authority, Sales Tax Project,
       A-1st Senior, Ser B, RB, FSA Insured
       5.250%, 07/01/11                                      1,550         1,650
     Los Angeles County, Metropolitan
       Transportation Authority, Sales Tax Project,
       C-2nd Senior, Ser A, RB, AMBAC Insured
       5.500%, 07/01/10                                      1,050         1,112
     Los Angeles County, Metropolitan
       Transportation Authority, Sales Tax Project,
       C-2nd Senior, Ser A, RB, FGIC Insured
       5.000%, 07/01/10                                      2,000         2,086
     Los Angeles, Department of Water & Power,
       Ser A-A-1, RB, MBIA Insured
       5.250%, 07/01/10                                      1,710         1,797
       5.250%, 07/01/11                                      3,485         3,710
     Los Angeles, Department of Water & Power,
       Ser A-A-1, RB, MBIA Insured
       Callable 07/01/11 @ 100
       5.250%, 07/01/13                                      2,025         2,150
     Los Angeles, Department of Water & Power,
       Ser B, RB, MBIA Insured
       5.000%, 07/01/13                                        430           461
     Los Angeles, Los Angeles County Public
       Works, Ser A, RB
       Callable 10/01/07 @ 101
       5.500%, 10/01/08                                      1,225         1,252
     Los Angeles, Ser A, GO, FGIC Insured
       5.250%, 09/01/09                                        600           624

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     Los Angeles, Ser A, GO, MBIA Insured
       5.250%, 09/01/11                                  $     250   $       267
     Los Angeles, Ser B , GO, FSA Insured
       Callable 09/01/15 @ 100
       5.000%, 09/01/16                                      1,000         1,081
     Los Angeles, Unified School District,
       GO, MBIA Insured
       5.500%, 07/01/12                                        755           820
     Los Angeles, Unified School District,
       Ser A, GO, FGIC Insured
       6.000%, 07/01/11                                      1,385         1,510
     Los Angeles, Unified School District,
       Ser D, GO, FGIC Insured
       Prerefunded @ 100 (A)
       5.500%, 07/01/10                                      2,000         2,117
     Los Angeles, Unified School District,
       Ser E, GO, MBIA Insured
       Prerefunded @ 100 (A)
       5.500%, 07/01/12                                      1,390         1,514
     Los Angeles, Waste Water Systems,
       Ser C, RB, MBIA Insured
       5.375%, 06/01/12                                      1,145         1,238
     Los Gatos-Saratoga, Joint Unified High
       School, Ser B, GO
       Prerefunded @ 101 (A)
       4.600%, 12/01/10                                        875           912
     M-S-R Public Power Authority, San Juan
       Project, Ser I, RB, MBIA Insured
       Callable 07/01/11 @ 100
       5.000%, 07/01/14                                      2,440         2,567
     Menlo Park, Community Development
       Agency, Las Pulgas Community
       Development Project, TA, AMBAC Insured
       Prerefunded @ 102 (A)
       4.650%, 06/01/10                                        520           545
     Metropolitan, Water District of Southern
       California, Ser A, ETM, RB
       5.250%, 07/01/11                                        380           404
     Metropolitan, Water District of Southern
       California, Ser A, RB
       Callable 07/01/11 @ 101
       5.375%, 07/01/12                                      2,185         2,357
     Metropolitan, Water District of Southern
       California, Waterworks Project, Ser B, GO
       4.000%, 03/01/11                                      1,000         1,014
     Mountain View, Shoreline Regional Park
       Community, Ser A, TA, MBIA Insured
       Callable 03/12/07 @ 102
       5.600%, 08/01/10                                        500           510

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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

[HIGHMARK FUNDS LOGO OMITTED](R)
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SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     North Orange County, Community College
       District, GO, MBIA Insured
       5.000%, 08/01/15                                  $   1,000   $     1,086
     Norwalk, La Mirada Unified School District,
       Ser A, GO, FGIC Insured
       Prerefunded @ 100 (A)
       5.000%, 08/01/13                                      1,800         1,934
     Oak Park, Unified School District,
       GO, MBIA Insured
       5.250%, 05/01/08                                      1,250         1,275
     Orange County, Local Transportation
       Authority, Measure M, Second Senior,
       Ser A, RB, MBIA Insured
       5.500%, 02/15/08                                      1,000         1,019
       5.500%, 02/15/10                                      1,200         1,262
       5.500%, 02/15/11                                        250           267
     Paramount, Unified School District,
       GO, FSA Insured
       5.000%, 09/01/15                                      1,000         1,087
     Port Oakland, Ser M, RB, FGIC Insured
       Callable 11/01/12 @ 100
       5.250%, 11/01/13                                      1,000         1,078
     Redwood City, Elementary School District,
       GO, FGIC Insured
       5.500%, 08/01/10                                      1,140         1,209
       5.500%, 08/01/14                                        900         1,001
     Riverside County, Transportation Commission,
       Sales Tax Revenue, Ser A, RB,
       AMBAC Insured
       5.750%, 06/01/09                                        740           775
     Riverside, Community College,
       GO, FSA Insured
       Callable 08/01/15 @ 100
       5.000%, 08/01/19                                      1,700         1,818
     Sacramento, Municipal Utility District,
       Electric, Ser C, ETM, RB, FGIC Insured
       Callable 03/12/07 @ 100
       5.750%, 11/15/08                                        570           571
     Sacramento, Municipal Utility District,
       Ser O, RB, MBIA Insured
       5.250%, 08/15/10                                        500           526
     Sacramento, Municipal Utility District,
       Ser P, RB, FSA Insured
       Callable 08/15/11 @ 100
       5.250%, 08/15/13                                      1,585         1,689
     Sacramento, Municipal Utility District,
       Ser R, RB, MBIA Insured
       5.000%, 08/15/15                                      1,480         1,608

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     Sacramento, Municipal Utility District,
       Ser R, RB, MBIA Insured
       Callable 08/15/13 @ 100
       5.000%, 08/15/16                                  $   1,000  $      1,066
     San Bernardino County, Community College
       District, GO, FSA Insured
       5.000%, 08/01/15                                      1,000         1,086
     San Bernardino County, Transportation
       Authority, Ser A, RB, FSA Insured
       Callable 03/01/08 @ 101
       5.000%, 03/01/09                                      1,000         1,024
     San Bernardino County, Transportation
       Authority, Ser A, RB, MBIA Insured
       6.250%, 03/01/10                                      2,000         2,147
     San Bernardino, Municipal Water Department,
       Sewer Authority, COP, FGIC Insured
       4.500%, 02/01/09                                      1,025         1,042
     San Bernardino, Municipal Water Department,
       Sewer Authority, COP, FGIC Insured
       Callable 02/01/09 @ 101
       5.000%, 02/01/11                                      1,130         1,168
     San Diego County, Water Authority,
       COP, FGIC Insured
       5.250%, 05/01/16                                      1,310         1,446
     San Diego, Public Facilities Financing
       Authority, RB, MBIA Insured
       Callable 08/01/12 @ 100
       5.000%, 08/01/14                                      1,000         1,061
     San Francisco City & County, Airport
       Commission, International Airport,
       Second Senior, Issue 20, RB, MBIA Insured
       Callable 05/01/08 @ 101
       4.250%, 05/01/09                                      1,000         1,012
     San Francisco City & County, Public Utilities
       Commission, Water Revenue,
       Ser A, RB, FSA Insured
       5.000%, 11/01/10                                      1,000         1,047
       5.000%, 11/01/11                                      1,500         1,587
     San Francisco City & County, Public Utilities
       Commission, Water Revenue,
       Ser B, RB, MBIA Insured
       Callable 11/01/12 @ 100
       5.000%, 11/01/15                                      1,250         1,330
     San Francisco, Bay Area Rapid Transit,
       RB, AMBAC Insured
       Callable 07/01/11 @ 100
       5.250%, 07/01/14                                        300           319

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

86                                 1.800.433.6884

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

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     San Francisco, Bay Area Rapid Transit,
       RB, AMBAC Insured
       Prerefunded @ 100 (A)
       5.250%, 07/01/11                                  $     850   $       905
     San Joaquin County, Capital Facilities
       Project, COP, MBIA Insured
       4.800%, 11/15/07                                      1,000         1,009
     San Joaquin County, Delta Community
       College District, Election 2004,
       Ser A, GO, FSA Insured
       4.500%, 08/01/15                                      1,000         1,050
     San Jose, Financing Authority, Convention
       Center Project, Ser F, RB, MBIA Insured
       4.250%, 09/01/11                                      1,765         1,809
     San Jose, Redevelopment Agency,
       Merged Area Redevelopment Project,
       ETM, TA, MBIA Insured
       6.000%, 08/01/09                                        500           528
     San Jose, Redevelopment Agency,
       Merged Area Redevelopment Project,
       TA, AMBAC Insured
       Callable 08/01/08 @ 102
       5.000%, 08/01/09                                      1,500         1,547
     San Jose, Redevelopment Agency,
       Merged Area Redevelopment Project,
       TA, MBIA Insured
       6.000%, 08/01/08                                      1,000         1,035
       6.000%, 08/01/09                                      1,000         1,054
     San Juan, Unified School District,
       GO, FSA Insured
       5.250%, 08/01/10                                      1,150         1,210
     San Mateo County, Transit District,
       Ser A, RB, MBIA Insured
       5.250%, 06/01/16                                      2,000         2,226
     San Mateo, Unified High School District,
       Ser A, GO, FGIC Insured
       Prerefunded @ 100 (A)
       5.375%, 09/01/11                                      2,195         2,352
     San Ramon Valley, Unified School District,
       GO, FSA Insured
       Callable 08/01/14 @ 100
       5.250%, 08/01/18                                      1,250         1,364
     Santa Ana, Community Redevelopment
       Agency, Mainplace Project, Ser E, ETM, RB
       6.400%, 12/15/10                                        320           338
     Santa Maria, Joint Unified High School
       District, Ser A, ETM, GO, FSA Insured
       5.500%, 08/01/15                                        510           572

--------------------------------------------------------------------------------
Description                                       Par (000)/Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     Solano County, Community College,
       Ser A, GO, MBIA Insured
       Prerefunded @ 100 (A)
       5.000%, 08/01/13                                  $   1,865   $     2,004
     South Placer, Waste Water Authority,
       Ser A, RB, FGIC Insured
       4.500%, 11/01/10                                      1,000         1,030
     Southern California, Public Power Authority,
       Ser A, RB, FSA Insured
       5.375%, 01/01/09                                      1,610         1,662
     Turlock, Irrigation District, Ser A,
       RB, MBIA Insured
       6.000%, 01/01/11                                        500           540
                                                                     -----------
     TOTAL MUNICIPAL BONDS
       (Cost $123,478)                                                   125,095
                                                                     -----------

--------------------------------------------------------------------------------
  REGULATED INVESTMENT COMPANY (B) - 0.1%
--------------------------------------------------------------------------------
     BlackRock Liquidity Funds, California
       Money Fund, 3.31%                                    75,842            76
                                                                     -----------
     TOTAL REGULATED INVESTMENT COMPANY
     (Cost $76)
                                                                              76
                                                                     -----------
  TOTAL INVESTMENTS - 98.8%
   (Cost $123,554)                                                   $   125,171
                                                                     ===========

--------------------------------------------------------------------------------
PERCENTAGES ARE BASED ON NET ASSETS OF $126,631,352.
(A) PREREFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.
(B) RATE SHOWN IS THE 7-DAY YIELD AS OF JANUARY 31, 2007.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
COP -- CERTIFICATES OF PARTICIPATION
ETM -- ESCROWED TO MATURITY
FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION
FSA -- FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
RB -- REVENUE BOND
SER -- SERIES
TA -- TAX ALLOCATION

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND

----------------------------------------------------------------------------------
Description                                                 Par (000)  Value (000)
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
   MUNICIPAL BONDS - 98.0%
----------------------------------------------------------------------------------
   ARIZONA - 6.3%
     Arizona State, Transportation Board
       & Highway Revenue, Ser A, RB
       Callable 07/01/12 @ 102
       5.250%, 07/01/17                                     $   1,000   $    1,082
     Phoenix, GO Prerefunded @ 101 (A)
       5.000%, 07/01/09                                         2,370        2,461
     Phoenix, Ser A, GO
       6.250%, 07/01/17                                         1,000        1,192
                                                                        ----------
                                                                             4,735
                                                                        ----------
   CALIFORNIA - 15.0%
     California State, Department of
       Transportation, Federal Highway
       Grant Anticipation Bonds,
       Ser A, RB, FGIC Insured
       5.000%, 02/01/14                                         1,000        1,076
     California State, Department of Water
       Resources, Central Valley Project,
       Water System, Ser Z, RB, FGIC Insured
       5.000%, 12/01/12                                           500          534
     California State, Department of Water
       Resources, Ser X, RB, FGIC Insured
       5.500%, 12/01/15                                           600          676
     California State, Educational Facilities
       Authority, Loyola-Marymount University,
       Ser A, RB, MBIA Insured
       Callable 10/01/11 @ 101
       4.500%, 10/01/12                                         1,000        1,034
     California State, GO, FGIC Insured
       5.750%, 02/01/11                                         1,000        1,075
     Contra Costa, Water District, Ser E, RB,
       AMBAC Insured
       6.250%, 10/01/12                                         1,000        1,069
     East Bay, Municipal Utility District, Water
       System Project, RB, MBIA Insured
       Callable 06/01/11 @ 100
       5.250%, 06/01/13                                           800          850
     Eastern Municipal Water District,
       Ser A, COP, FGIC Insured
       Callable 07/01/11 @ 100
       5.375%, 07/01/16                                           620          662
     Elsinore Valley, Municipal Water District,
       COP, FGIC Insured
       5.375%, 07/01/18                                           500          563
     Los Angeles, Ser A, GO, MBIA Insured
       5.250%, 09/01/12                                           375          404

----------------------------------------------------------------------------------
Description                                                 Par (000)  Value (000)
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
----------------------------------------------------------------------------------
     San Jose, Redevelopment Agency,
       ETM, TA, MBIA Insured
       6.000%, 08/01/15                                     $     330   $      383
     San Jose, Redevelopment Agency,
       TA, MBIA Insured
       6.000%, 08/01/15                                           670          771
     San Ramon Valley, Unified School District,
       GO, FSA Insured
       Callable 08/01/14 @ 100
       5.250%, 08/01/18                                         1,670        1,822
     Southern California Public Power
       Authority, Hydroelectric Power,
       Ser A, RB, FSA Insured
       Callable 10/01/11 @ 100
       5.250%, 10/01/12                                           245          261
                                                                        ----------
                                                                            11,180
                                                                        ----------
   COLORADO - 0.5%
     Regional Transportation District, Sales Tax,
       Ser B, RB, AMBAC Insured
       5.250%, 11/01/12                                           350          376
                                                                        ----------
   FLORIDA - 2.5%
     Florida State, Board of Education, Public
       Education Capital Outlay, Ser A, GO
       5.000%, 06/01/08                                         1,300        1,322
     Jacksonville, Local Government, Sales Tax
       Revenue, RB, FGIC Insured
       5.500%, 10/01/13                                           500          548
                                                                        ----------
                                                                             1,870
                                                                        ----------
   GEORGIA - 4.9%
     Atlanta, Water & Wastewater Revenue,
       Ser A, RB, FGIC Insured
       5.500%, 11/01/13                                         1,000        1,091
     Georgia State, Ser E, GO
       5.250%, 02/01/09                                         2,525        2,599
                                                                        ----------
                                                                             3,690
                                                                        ----------
   HAWAII - 5.8%
     Hawaii County, Ser A, GO, FGIC Insured
       Prerefunded @ 100 (A)
       5.500%, 07/15/11                                           635          679
     Hawaii State, Highway Revenue,
       Ser B, RB, FSA Insured
       5.000%, 07/01/15                                         1,000        1,077
     Hawaii State, Ser CS, GO, MBIA Insured
       5.000%, 04/01/08                                         1,000        1,014

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

88                                 1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

----------------------------------------------------------------------------------
Description                                                 Par (000)  Value (000)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
----------------------------------------------------------------------------------
     Honolulu City & County, Ser A, GO,
       FSA Insured
       Prerefunded @ 100 (A)
       5.375%, 09/01/11                                     $   1,000   $    1,064
     Kauai County, Ser A, GO, MBIA Insured
       Callable 08/01/11 @ 100
       5.625%, 08/01/13                                           440          472
     Kauai County, Ser A, GO, MBIA Insured
       Prerefunded @ 100 (A)
       5.625%, 08/01/11                                            60           64
                                                                        ----------
                                                                             4,370
                                                                        ----------
   IDAHO - 2.9%
     Idaho State, Housing & Finance Authority,
       Federal Highway Trust, RB, MBIA Insured
       5.000%, 07/15/15                                         1,000        1,081
     Twin Falls County, School District No. 411,
       GO, MBIA Insured
       5.000%, 09/15/16                                         1,000        1,085
                                                                        ----------
                                                                             2,166
                                                                        ----------
   ILLINOIS - 5.5%
     Chicago, O'Hare International Airport,
       2nd Lien, Ser C, RB, MBIA Insured
       5.000%, 01/01/10                                         1,000        1,033
     Cook County, Ser A, GO, FGIC Insured
       Callable 11/15/08 @ 101
       4.500%, 11/15/09                                         1,000        1,018
     Du Page & Will Counties, Community
       School District, Ser B, GO, FGIC Insured
       5.000%, 12/30/07                                         2,000        2,023
                                                                        ----------
                                                                             4,074
                                                                        ----------
   MASSACHUSETTS - 5.7%
     Massachusetts State, Consolidated Loan,
       Ser C, GO
       5.250%, 08/01/08                                         1,000        1,022
     Massachusetts State, School Building
       Authority, Ser A, RB, FSA Insured
       5.000%, 08/15/14                                         1,000        1,073
     Massachusetts State, Water Resources
       Authority, Ser A, RB, MBIA Insured
       5.250%, 08/01/15                                         1,000        1,095
       5.250%, 08/01/16                                         1,000        1,101
                                                                        ----------
                                                                             4,291
                                                                        ----------

----------------------------------------------------------------------------------
Description                                                 Par (000)  Value (000)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
----------------------------------------------------------------------------------
   NEVADA - 1.9%
     Clark County, School District,
       Ser A, GO, FSA Insured
       Callable 12/15/12 @ 103
       5.500%, 06/15/16                                     $     500   $      556
     Las Vegas, Water District Revenue,
       Ser B, GO, MBIA Insured
       Callable 12/01/12 @ 100
       5.250%, 06/01/14                                           300          321
     Nevada State, Capital Improvements,
       Ser A, GO, MBIA Insured
       Callable 05/01/12 @ 100
       5.000%, 11/01/16                                           500          527
                                                                        ----------
                                                                             1,404
                                                                        ----------
   NEW JERSEY - 2.9%
     New Jersey State, Ser L, GO, AMBAC Insured
       5.250%, 07/15/16                                         1,000        1,102
     New Jersey State, Transportation Trust Fund
       Authority, Ser C, ETM, RB, MBIA Insured
       5.250%, 06/15/15                                         1,000        1,098
                                                                        ----------
                                                                             2,200
                                                                        ----------
   NEW YORK - 2.9%
     New York State Thruway Authority,
       Highway & Board, Ser A, RB,
       MBIA Insured
       Callable 04/01/14 @ 100
       5.000%, 04/01/18                                         1,000        1,060
     New York State, Ser M, GO, FSA Insured
       5.000%, 04/01/15                                         1,000        1,074
                                                                        ----------
                                                                             2,134
                                                                        ----------
   OREGON - 10.9%
     Chemeketa, Community College
       District, ETM, GO, FGIC Insured
       5.500%, 06/01/12                                         1,060        1,148
     Jackson County, Juvenile Services Center,
       GO, FSA Insured
       5.000%, 06/01/10                                         1,000        1,039
     McMinnville, School District No. 40,
       GO, FSA Insured
       5.000%, 06/15/11                                         1,620        1,699
     Portland, Sewer Systems,
       Ser A, RB, FGIC Insured
       Callable 06/01/07 @ 100
       5.000%, 06/01/08                                         1,000        1,004

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

----------------------------------------------------------------------------------
Description                                                 Par (000)  Value (000)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
----------------------------------------------------------------------------------
     Washington County, School District
       Authority, No. 15, GO, FSA Insured
       5.000%, 06/15/14                                     $   1,000   $    1,072
     Washington, Multnomah & Yamill Counties,
       School District Authority, GO,
       MBIA Insured
       5.000%, 06/01/11                                         1,000        1,048
     Yamhill County, School District Authority,
       No. 29J, GO, FGIC Insured
       5.250%, 06/15/16                                         1,000        1,101
                                                                        ----------
                                                                             8,111
                                                                        ----------
   PENNSYLVANIA - 3.1%
     Pennsylvania State, First Ser, GO,
       MBIA Insured
       5.000%, 06/01/09                                         1,100        1,131
     Pennsylvania State, Second Ser, GO
       5.250%, 10/01/09                                         1,155        1,197
                                                                        ----------
                                                                             2,328
                                                                        ----------
   TENNESSEE - 1.4%
     Johnson City, Water & Sewer System,
       GO, FGIC Insured
       5.250%, 06/01/08                                         1,000        1,020
                                                                        ----------
   TEXAS - 4.5%
     Houston, Texas Utility System Revenue,
       First Lien, Ser A, RB, FSA Insured
       5.250%, 11/15/17                                         1,000        1,105
     San Antonio, Water Revenue, RB,
       FGIC Insured (B)
       5.000%, 05/15/17                                         1,000        1,080
     Texas State, University Systems, Revenue
       Financing System, RB, FSA Insured
       Prerefunded @ 100 (A)
       4.800%, 03/15/10                                         1,170        1,205
                                                                        ----------
                                                                             3,390
                                                                        ----------
   UTAH - 2.1%
     Utah State, Board Regents Auxiliary
       & Campus Facilities Revenue,
       Ser A, RB, MBIA Insured
       Callable 04/01/15 @ 100
       5.000%, 04/01/17                                         1,500        1,599
                                                                        ----------
   VIRGINIA - 1.4%
     Virginia State, Northern Virginia
       Transportation Board, Ser A, RB
       Callable 03/12/07 @ 101
       5.000%, 05/15/08                                         1,000        1,009
                                                                        ----------

----------------------------------------------------------------------------------
Description                                                 Par (000)  Value (000)
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
----------------------------------------------------------------------------------
   WASHINGTON - 15.0%
     King & Snohomish Counties, School District
       Authority, GO, FGIC Insured
       Callable 12/01/07 @ 100
       5.250%, 12/01/09                                     $   1,125   $    1,139
     King & Snohomish Counties, School District
       Authority, GO, FGIC Insured
       Prerefunded @ 100 (A)
       5.250%, 12/01/07                                         1,000        1,014
     King County III, Lease Revenue Authority,
       King Street Center Project, RB,
       MBIA Insured
       Prerefunded @ 101 (A)
       5.000%, 06/01/07                                         1,000        1,014
     King County, School District No. 408,
       GO, AMBAC Insured
       6.000%, 12/01/08                                         1,000        1,040
     King County, School District No. 410,
       GO, FGIC Insured
       5.500%, 12/01/10                                         1,285        1,362
     Pierce County, GO, AMBAC Insured
       Callable 08/01/15 @ 100
       5.125%, 08/01/16                                         1,375        1,485
     Seattle, Limited Tax, Ser B, ETM, GO
       5.500%, 03/01/11                                            65           69
     Seattle, Limited Tax, Ser B, GO
       5.500%, 03/01/11                                         1,935        2,057
     Seattle, Municipal Light & Power Revenue
       Authority, Ser B, RB, MBIA Insured
       Callable 06/01/08 @ 101
       4.750%, 06/01/09                                         1,000        1,021
     Skagit County, School District No. 103,
       GO, FGIC Insured
       6.250%, 12/01/07                                         1,000        1,021
                                                                        ----------
                                                                            11,222
                                                                        ----------
   WISCONSIN - 2.8%
     Milwaukee, Metropolitan Sewage
       District, Ser A, GO
       5.500%, 10/01/08                                         2,000        2,056
                                                                        ----------
     TOTAL MUNICIPAL BONDS
       (Cost $72,316)                                                       73,225
                                                                        ----------

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

90                                  1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONCLUDED)

----------------------------------------------------------------------------------
Description                                                    Shares  Value (000)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
   REGULATED INVESTMENT COMPANY (C) - 2.2%
----------------------------------------------------------------------------------
     BlackRock Liquidity Funds, California
       Money Fund, 3.31%                                    1,673,388   $    1,673
                                                                        ----------
     TOTAL REGULATED INVESTMENT COMPANY
       (Cost $1,673)                                                         1,673
                                                                        ----------
   TOTAL INVESTMENTS - 100.2%
     (Cost $73,989)                                                     $   74,898
                                                                        ==========

--------------------------------------------------------------------------------
PERCENTAGES ARE BASED ON NET ASSETS OF $74,744,701.
(A)   PREREFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.
(B)   SECURITY PURCHASED ON A WHEN-ISSUED BASIS.
(C)   RATE SHOWN IS THE 7-DAY YIELD AS OF JANUARY 31, 2007.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
COP -- CERTIFICATES OF PARTICIPATION
ETM -- ESCROWED TO MATURITY
FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION
FSA -- FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
RB -- REVENUE BOND
SER -- SERIES
TA -- TAX ALLOCATION

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

SHORT TERM BOND FUND

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 37.1%
--------------------------------------------------------------------------------
      FHLMC 7 Year Ballon
         3.500%, 08/01/10                                 $      76    $      73
      FHLMC Gold
         6.000%, 01/01/13                                       327          330
         6.000%, 09/01/13                                        69           70
         6.000%, 05/01/14                                       820          829
         6.000%, 07/01/14                                       430          435
         6.000%, 10/01/16                                       312          316
         6.000%, 04/01/17                                     1,050        1,063
         5.500%, 03/01/17                                       312          311
         5.500%, 12/01/17                                        30           30
         5.500%, 02/01/18                                       324          323
         5.500%, 11/01/18                                        28           28
         5.000%, 10/01/18                                       867          849
      FHLMC, ARM
         4.767%, 03/01/35                                       628          620
         4.560%, 01/01/34                                     1,042        1,029
      FHLMC, CMO REMIC, Ser 2722, Cl PA
         4.000%, 02/15/21                                       285          282
      FHLMC, CMO REMIC, Ser 2734, Cl JC
         3.500%, 11/15/23                                       119          116
      FHLMC, CMO REMIC, Ser 2743, Cl NL
         3.000%, 05/15/23                                       473          464
      FHLMC, CMO REMIC, Ser 2836, Cl QC
         5.000%, 09/15/22                                       349          347
      FHLMC, CMO REMIC, Ser 2844, Cl PQ
         5.000%, 05/15/23                                       280          279
      FNMA
         8.000%, 06/01/30                                        10           10
         8.000%, 11/01/30                                         6            6
         6.500%, 06/01/16                                       141          145
         6.500%, 07/01/16                                       104          106
         6.500%, 11/01/16                                        93           96
         6.500%, 01/01/17                                        95           98
         6.500%, 02/01/17                                        38           39
         6.500%, 04/01/17                                       132          135
         6.500%, 07/01/17                                       113          116
         6.000%, 04/01/16                                       498          504
         6.000%, 06/01/16                                        62           63
         6.000%, 08/01/16                                       105          106
         5.500%, 09/01/14                                       778          777
         5.500%, 12/01/16                                       132          132
         5.500%, 01/01/17                                       964          962
         5.500%, 09/01/17                                       982          980
         5.500%, 10/01/17                                       190          190
         5.500%, 11/01/17                                       341          340
         5.500%, 12/01/17                                       181          181
         5.500%, 02/01/18                                        22           22
         5.500%, 04/01/18                                        46           46

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
      FNMA - (continued)
         5.500%, 10/01/18                                 $      62    $      61
         5.000%, 07/01/14                                       117          114
         5.000%, 05/01/18                                        53           52
         5.000%, 06/01/18                                       201          197
      FNMA, ARM
         5.134%, 08/01/27                                        60           60
         3.539%, 09/01/33                                       483          476
      FNMA, CMO REMIC, Ser 45, Cl NM
         4.500%, 06/25/24                                       480          474
      GNMA, CMO REMIC, Ser 25, Cl AC
         3.377%, 01/16/23                                     1,619        1,559
      GNMA, CMO REMIC, Ser 51, Cl A
         4.145%, 02/16/18                                       303          296
      GNMA, CMO REMIC, Ser 77, Cl A
         3.402%, 03/16/20                                       772          747
                                                                       ---------
      TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-
         BACKED OBLIGATIONS
         (Cost $16,983)                                                   16,884
                                                                       ---------

--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - 26.4%
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 2.4%
      Comcast Cable Communication
         6.200%, 11/15/08                                       300          304
      News America Holdings
         7.375%, 10/17/08                                       450          463
      Time Warner Entertainment
         7.250%, 09/01/08                                       300          308
                                                                       ---------
                                                                           1,075
                                                                       ---------
   CONSUMER STAPLES - 1.3%
      General Mills
         5.125%, 02/15/07                                       250          250
      Kellogg
         2.875%, 06/01/08                                       350          338
                                                                       ---------
                                                                             588
                                                                       ---------
   FINANCIALS - 12.2%
      American General Finance, MTN, Ser G
         5.750%, 03/15/07                                       250          250
      Associates (A)
         6.250%, 11/01/08                                        40           41
      Bank of America
         5.875%, 02/15/09                                       500          506
      Bank One
         6.000%, 08/01/08                                       350          353

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

92                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

SHORT TERM BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
      Caterpillar Financial Services, MTN, Ser F
         3.700%, 08/15/08                                 $     450    $     439
      CIT Group
         4.000%, 05/08/08                                       300          295
      Citigroup
         6.200%, 03/15/09                                     1,000        1,018
      General Electric Capital, MTN, Ser A
         4.250%, 01/15/08                                       500          495
      Golden West Financial
         4.125%, 08/15/07                                       205          204
      John Deere Capital, MTN
         3.375%, 10/01/07                                       300          296
      John Hancock Financial Services
         5.625%, 12/01/08                                       204          205
      Lehman Brothers Holdings
         8.500%, 05/01/07                                       250          252
      Morgan Stanley (A)
         5.800%, 04/01/07                                       250          250
      U.S. Bancorp
         6.875%, 09/15/07                                       227          228
      Wachovia (A)
         3.625%, 02/17/09                                       500          483
      Wells Fargo
         5.125%, 02/15/07                                       250          250
                                                                       ---------
                                                                           5,565
                                                                       ---------
   FOREIGN GOVERNMENTS - 1.1%
      Quebec Province
         5.000%, 07/17/09                                       500          498
                                                                       ---------
   HEALTH CARE - 1.1%
      United Health Group
         3.300%, 01/30/08                                       500          489
                                                                       ---------
   INDUSTRIALS - 0.5%
      Raytheon (A)
         6.750%, 08/15/07                                       250          252
                                                                       ---------
   INFORMATION TECHNOLOGY - 1.1%
      Hewlett-Packard
         5.500%, 07/01/07                                       250          250
      International Business Machines
         6.450%, 08/01/07                                       250          251
                                                                       ---------
                                                                             501
                                                                       ---------
   REAL ESTATE INVESTMENT TRUST - 0.7%
      EOP Operating
         7.750%, 11/15/07                                       300          305
                                                                       ---------

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   TELECOMMUNICATION - 1.6%
      AT&T
         7.750%, 03/01/07                                 $     250    $     251
      Sprint Capital
         6.125%, 11/15/08                                       500          505
                                                                       ---------
                                                                             756
                                                                       ---------
   UTILITIES - 4.4%
      Carolina Power & Light
         5.950%, 03/01/09                                       435          440
      Consolidated Edison of New York, Ser 98-A
         6.250%, 02/01/08                                       300          302
      Dominion Resources
         4.125%, 02/15/08                                       350          345
      MidAmerican Energy Holdings, Ser B
         7.520%, 09/15/08                                       500          515
      Ohio Edison
         4.000%, 05/01/08                                       400          393
                                                                       ---------
                                                                           1,995
                                                                       ---------
      TOTAL CORPORATE OBLIGATIONS
         (Cost $12,083)                                                   12,024
                                                                       ---------

--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - 16.2%
--------------------------------------------------------------------------------
      Bank One Issuance Trust,
         Ser 2003-A9, Cl A9
         3.860%, 06/15/11                                     1,000          977
      Bear Stearns Commercial Mortgage
         CMO, Ser 2001-TOP4, Cl A1
         5.060%, 11/15/16                                       372          369
      CenterPoint Energy Transition Bond
         Co. II, Ser A-1
         4.840%, 02/01/11                                       463          460
      Citibank Credit Card Issuance Trust,
         Ser 2002-A1, Cl A1
         4.950%, 02/09/09                                       275          275
      Citibank Credit Card Issuance Trust,
         Ser 2003-A3, Cl A3
         3.100%, 03/10/10                                       705          688
      Citibank Credit Card Issuance Trust,
         Ser 2004-A4, Cl A4
         3.200%, 08/24/09                                       200          198
      Citibank Credit Card Master Trust,
         Ser 1999-2, Cl A
         5.875%, 03/10/11                                       500          506
      Comed Transitional Funding Trust,
         Ser 1998-1, Cl A6
         5.630%, 06/25/09                                       112          112

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

SHORT TERM BOND FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - (CONTINUED)
--------------------------------------------------------------------------------
      Comed Transitional Funding Trust,
         Ser 1998-1, Cl A7
         5.740%, 12/25/10                                 $     500    $     502
      MBNA Credit Card Master Note Trust,
         Ser 2000-L, Cl A
         6.500%, 04/15/10                                       710          717
      MBNA Credit Card Master Note Trust,
         Ser 2003-A11, Cl A11
         3.650%, 03/15/11                                       725          706
      MBNA Credit Card Master Note Trust,
         Ser 2005-A7, Cl A7
         4.300%, 02/15/11                                       590          581
      Peco Energy Transition Trust,
         Ser 1999-A, Cl A6
         6.050%, 03/01/09                                        64           64
      PG&E Energy Recovery Funding Trust,
         Ser 2005-1, Cl A2
         3.870%, 06/25/11                                       608          597
      TXU Electric Delivery Transition Trust,
         Ser 2004-1, Cl A1
         3.520%, 11/15/11                                       284          277
      Washington Mutual CMO,
         Ser 2005-8, Cl 1A8
         5.500%, 10/25/35                                       329          328
                                                                       ---------
      TOTAL ASSET-BACKED SECURITIES
         (Cost $7,397)                                                     7,357
                                                                       ---------

--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY OBLIGATIONS - 13.2%
--------------------------------------------------------------------------------
      FHLMC
         5.000%, 09/16/08                                     2,000        1,995
      FNMA
         6.000%, 05/15/08                                     2,000        2,019
         3.875%, 07/15/08                                     1,000          982
         3.250%, 11/15/07                                     1,000          984
                                                                       ---------
      TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
         (Cost $6,013)                                                     5,980
                                                                       ---------

--------------------------------------------------------------------------------
   U.S. TREASURY OBLIGATIONS - 4.9%
--------------------------------------------------------------------------------
      U.S. Treasury Inflation Index Note (A)
         3.875%, 01/15/09                                     1,229        1,263
      U.S. Treasury Note (A)
         3.000%, 11/15/07                                     1,000          984
                                                                       ---------
      TOTAL U.S. TREASURY OBLIGATIONS
         (Cost $2,299)                                                     2,247
                                                                       ---------

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 8.2%
--------------------------------------------------------------------------------
      Bank of America (B)
         5.360%, dated 01/31/07, matures on
         02/01/07, repurchase price $2,183,475
         (collateralized by various corporate
         obligations, ranging in par value
         from $47,886 - $1,063,725,
         3.950% - 5.000%, 05/01/08 - 08/15/14,
         total market value $2,292,448)                   $   2,183    $   2,183
      Bear Stearns (B)
         5.413%, dated 01/31/07, matures on
         02/01/07, repurchase price $1,000,150
         (collateralized by various mortgage
         obligations, ranging in par value
         from $21,831 - $487,170,
         0.000% - 6.222%, 10/19-33 - 05/25/36,
         total market value $1,049,907)                       1,000        1,000
      Deutsche Bank Securities
         5.220%, dated 01/31/07, matures on
         02/01/07, repurchase price $543,355
         (collateralized by a U.S. Government
         obligation, par value $1,240,578, 0.000%,
         11/15/22, total market value $554,141)                 543          543
                                                                       ---------
      TOTAL REPURCHASE AGREEMENTS
         (Cost $3,726)
                                                                           3,726
                                                                       ---------
   TOTAL INVESTMENTS - 106.0%
      (Cost $48,501)
                                                                         $48,218
                                                                       =========

--------------------------------------------------------------------------------
PERCENTAGES ARE BASED ON NET ASSETS OF $45,499,174.
(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY WAS ON LOAN AT JANUARY 31, 2007. THE TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2007 IS $3,126.114.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.
ARM -- ADJUSTABLE RATE MORTGAGE
CL -- CLASS
CMO -- COLLATERALIZED MORTGAGE OBLIGATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

94                               1.800.433.6884

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[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - 99.0%
--------------------------------------------------------------------------------
   CALIFORNIA - 87.9%
     ABAG, Multi-Family Housing Finance
       Authority, Non-Profit, Episcopal Homes
       Foundation, COP (A) (B) (C)
       3.370%, 02/01/25                                 $   5,750   $     5,750
     Alameda County, Industrial Development
       Authority Revenue, Ettore Products
       Company Project, Ser A, RB,
       AMT (A) (B) (C)
       3.650%, 12/01/30                                     4,000         4,000
     Big Bear Lake, Industrial Revenue,
       Southwest Gas Corporation Project,
       Ser A, RB, AMT (A) (B) (C)
       3.480%, 12/01/28                                     2,800         2,800
     California Infrastructure & Economic
       Development, J Paul Getty,
       Ser B, RB (A) (B)
       3.250%, 04/01/33                                     4,000         4,000
     California Infrastructure & Economic
       Development, J Paul Getty,
       Ser D, RB (A) (B)
       3.295%, 04/01/33                                     3,000         3,000
     California School Cash Reserve Program,
       Ser A, TRAN (C)
       3.500%, 07/06/07                                     5,000         5,021
     California State, Community College
       Financing Authority, Ser A, TRAN,
       FSA Insured
       4.500%, 06/29/07                                     4,500         4,515
     California State, Department of Water
       & Power, Ser B-2, RB (A) (B) (C)
       3.630%, 05/01/22                                    11,400        11,400
     California State, Department of Water
       & Power, Ser B-5, RB (A) (B) (C)
       3.570%, 05/01/22                                     7,600         7,600
     California State, Department of Water
       & Power, Ser C-1, RB (A) (B) (C)
       3.450%, 05/01/22                                    20,000        20,000
     California State, Department of Water
       & Power, Ser C-18, RB (A) (B) (C)
       3.480%, 05/01/22                                    19,000        19,000
     California State, Department of Water
       & Power, Ser C-2, RB,
       AMBAC Insured (A) (B) (C)
       3.450%, 05/01/22                                    12,200        12,200
     California State, Department of Water
       & Power, Ser F-2, RB (A) (B) (C)
       3.590%, 05/01/20                                     4,900         4,900

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     California State, Department of Water
       & Power, Ser F-4, RB (A) (B) (C)
       3.610%, 05/01/22                                 $   5,950   $     5,950
     California State, Department of Water
       & Power, Ser G-10, RB,
       FGIC Insured (A) (B) (C)
       3.450%, 05/01/18                                     3,200         3,200
     California State, Department of Water
       & Power, Ser G-6, RB,
       FSA Insured (A) (B) (C)
       3.450%, 05/01/17                                     2,600         2,600
     California State, Department of Water
       & Power, Ser G-8, RB,
       MBIA Insured (A) (B) (C)
       3.460%, 05/01/18                                     3,100         3,100
     California State, Economic Recovery,
       Ser C-13, RB, XLCA Insured (A) (B) (C)
       3.380%, 07/01/23                                     7,275         7,275
     California State, Economic Recovery,
       Ser C-17, RB, XLCA Insured (A) (B) (C)
       3.380%, 07/01/23                                    22,800        22,800
     California State, Economic Recovery,
       Ser C-8, RB (A) (B) (C)
       3.600%, 07/01/23                                    17,400        17,400
     California State, Educational Facilities
       Authority, California Institute of
       Technology, RB (A) (B)
       3.450%, 01/01/24                                    19,000        19,000
     California State, Educational Facilities
       Authority, Pomona College,
       Ser B, RB (A) (B)
       3.440%, 07/01/54                                     2,500         2,500
     California State, Housing Finance Agency,
       Home Mortgage, Ser F, RB, AMT,
       AMBAC Insured (A) (B) (C)
       3.700%, 02/01/33                                     4,000         4,000
     California State, Pollution Control
       Financing Authority, Pacific Gas &
       Electric Project, Ser F, RB (A) (B) (C)
       3.620%, 11/01/26                                    17,000        17,000
     California State, TECP (C)
       3.460%, 04/06/07                                     5,000         5,000
     California Statewide, Communities
       Development Authority, North
       Peninsula Jewish Day School,
       RB (A) (B) (C)
       3.600%, 07/01/34                                    10,200        10,200

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     California Statewide, Communities
       Development Authority, Ser A-1,
       TRAN, FSA Insured
       4.500%, 06/29/07                                 $  10,000   $    10,036
     California Statewide, Communities
       Development Authority, Stoneridge
       Elk Grove, Ser Q, RB, AMT (A) (B) (C)
       3.640%, 10/01/38                                     6,750         6,750
     Dublin San Ramon Services District,
       COP, MBIA Insured (A) (B) (C)
       3.420%, 08/01/35                                     7,800         7,800
     Irvine County, Improvement Bond Act
       of 1915, Special Public Assessment
       District #85-7-I, FSA Insured (A) (B) (C)
       3.380%, 09/02/11                                    15,210        15,210
     Irvine County, Improvement Bond Act
       of 1915, Special Public Assessment
       District #87-8 (A) (B) (C)
       3.580%, 09/02/24                                     3,100         3,100
     Irvine County, Improvement Bond Act
       of 1915, Special Public Assessment
       District #89-10 (A) (B) (C)
       3.610%, 09/02/15                                     1,100         1,100
     Los Angeles County, Multi-Family Housing
       Authority, Castaic Senior Apartments
       Project, Ser C, RB, AMT,
       FNMA Insured (A) (B) (C)
       3.610%, 07/15/36                                     4,000         4,000
     Los Angeles County, Ser A, TRAN
       4.500%, 06/29/07                                     2,900         2,911
     Los Angeles County, TECP (C)
       3.420%, 02/08/07                                     6,000         6,000
     Los Angeles, Department of Water &
       Power Sub-Ser B-4, RB (A) (B) (C)
       3.520%, 07/01/35                                     6,000         6,000
       3.450%, 07/01/35                                     8,900         8,900
     M-S-R Public Power Agency, San Juan,
       Sub Lien, Ser F, RB,
       MBIA Insured (A) (B) (C)
       3.590%, 07/01/22                                     2,500         2,500
     Metropolitan, Water District of Southern
       California, Ser A, RB (A) (B) (C)
       3.430%, 07/01/25                                    40,375        40,375
     Metropolitan, Water District of Southern
       California, Ser B-3, RB (A) (B) (C)
       3.570%, 07/01/35                                     8,000         8,000
     Metropolitan, Water District of Southern
       California, Ser C, RB (A) (B) (C)
       3.440%, 07/01/28                                     9,900         9,900

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     Metropolitan, Water District of Southern
       California, Ser C, RB (A) (B) (C)
       3.440%, 07/01/27                                   $20,000   $    20,000
     North California Transportation
       Authority, TECP (C)
       3.430%, 03/06/07                                    10,000        10,000
     Ontario, Industrial Development
       Authority, Brinkman & Co.,
       RB (A) (B) (C)
       3.610%, 04/01/15                                     1,000         1,000
     Ontario, Multi-Family Housing Authority,
       Residential Park Centre Project, RB,
       FHLMC Insured (A) (B) (C)
       3.490%, 12/01/35                                    23,500        23,500
     Orange County, Apartment Development
       Revenue, WLCO LF Partners,
       Ser G-1, RB, FNMA Insured (A) (B) (C)
       3.490%, 11/15/28                                     1,900         1,900
     Orange County, Apartment Development
       Revenue, WLCO LF Partners,
       Ser G-2, RB, FNMA Insured (A) (B) (C)
       3.490%, 11/15/28                                     1,000         1,000
     Orange County, Improvements Board,
       Ser A, Special Public Assessment
       District #01-1 (A) (B) (C)
       3.580%, 09/02/33                                     9,300         9,300
     Orange County, Special Financing Authority,
       Ser B, RB, AMBAC Insured (A) (B) (C)
       3.400%, 11/01/14                                     1,050         1,050
     Orange County, Special Financing Authority,
       Teeter Plan, Ser D, RB,
       AMBAC Insured (A) (B) (C)
       3.400%, 11/01/14                                       410           410
     Oxnard, Financing Authority Lease Revenue,
       Civic Center Project, Phase 2, RB,
       AMBAC Insured (A) (B) (C)
       3.440%, 06/01/36                                     4,000         4,000
     Oxnard, Multi-Family Housing Authority,
       Seawind Apartments Projects, Ser A, RB,
       AMT, FNMA Insured (A) (B) (C)
       3.570%, 12/01/20                                     3,175         3,175
     Redondo Beach, Multi-Family Housing
       Authority, McCandless Senior Housing
       Project, Ser A, RB (A) (B) (C)
       3.500%, 12/01/25                                     6,890         6,890
     Riverside County, Public Facilities Authority,
       Ser B, COP (A) (B) (C)
       3.360%, 12/01/15                                     3,250         3,250

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

96                               1.800.433.6884

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SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     Riverside County, TECP (C)
       3.450%, 05/09/07                                 $   5,000   $     5,000
     Riverside Teeter, TECP (C)
       3.430%, 04/05/07                                     6,000         6,000
     Sacramento County, Sanitation District
       Financing Authority, Ser C,
       RB (A) (B) (C)
       3.400%, 12/01/30                                     1,400         1,400
     Sacramento, City Financing Authority,
       Ser G, RB, AMBAC Insured
       (A) (B) (C) (D)
       3.610%, 05/01/16                                     5,700         5,700
     Sacramento, Unified School District,
       COP, FSA Insured (A) (B) (C)
       3.450%, 03/01/31                                     5,450         5,450
     San Diego Water, TECP (C)
       3.450%, 02/06/07                                     2,000         2,000
     San Francisco City & County, Multi-Family
       Housing, Orlando Cepeda Place, Ser D,
       AMT, RB (A) (B) (C)
       3.630%, 11/01/33                                    12,525        12,525
     San Francisco City & County,
       Redevelopment Authority, Fillmore
       Housing Center Project, Ser A-1,
       RB, FHLMC Insured (A) (B) (C)
       3.400%, 12/01/17                                    11,900        11,900
     San Francisco City & County,
       Redevelopment Authority, Folsom-Dore
       Apartment Project, RB, AMT (A) (B) (C)
       3.640%, 12/01/34                                     4,200         4,200
     San Gabriel Valley, TECP (C)
       3.450%, 02/08/07                                     2,200         2,200
     Southern California, Public Power
       Authority, Southern Transmission
       Project, Ser B, RB, FSA Insured
       (A) (B) (C)
       3.330%, 07/01/23                                     7,890         7,890
     University of California, TECP
       3.480%, 02/15/07                                    12,700        12,700
       3.480%, 03/08/07                                    10,000        10,000
       3.430%, 03/12/07                                     6,600         6,600
     Ventura County, TRAN
       4.500%, 07/02/07                                     6,000         6,019
     Vernon, Natural Gas Financing Authority,
       Vernon Gas Project, Ser B, RB,
       MBIA Insured (A) (B) (C)
       3.360%, 08/01/21                                    13,285        13,285
                                                                    -----------
                                                                        555,137
                                                                    -----------

--------------------------------------------------------------------------------
Description                                      Par (000)/Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   LOUISIANA - 3.6%
     Calcasieu Parish, Land Development,
       Citgo Petroleum Corp Project, RB,
       AMT (A) (B) (C)
       3.790%, 12/01/24                                 $   3,700   $     3,700
       3.790%, 03/01/25                                    14,600        14,600
       3.790%, 07/01/26                                     4,600         4,600
                                                                    -----------
                                                                         22,900
                                                                    -----------

   SOUTH CAROLINA - 1.2%
     Florence County, Solid Waste, Roche
       Carolina, RB, AMT (A) (B) (C)
       3.790%, 04/01/26                                     7,375         7,375
                                                                    -----------

   TEXAS - 4.7%
     Gulf Coast, Industrial Development
       Authority, Citgo Petroleum Corp
       Project, RB, AMT (A) (B) (C)
       3.790%, 04/01/26                                     8,100         8,100
       3.790%, 04/01/29                                     8,000         8,000
       3.790%, 02/01/32                                    13,175        13,175
                                                                    -----------
                                                                         29,275
                                                                    -----------

   WYOMING - 1.6%
     Lincoln County, Pollution Control
       Authority, Exxon Project,
       Ser A, RB, AMT (A) (B)
       3.680%, 07/01/17                                    10,000        10,000
                                                                    -----------
     TOTAL MUNICIPAL BONDS
       (Cost $624,687)                                                  624,687
                                                                    -----------

--------------------------------------------------------------------------------
   REGULATED INVESTMENT COMPANIES (E) - 0.0%
--------------------------------------------------------------------------------
     BlackRock Liquidity Funds, California
       Money Fund, 3.31%                                  168,389           168
     Goldman Sachs ILA Tax-Exempt California
       Portfolio, 3.10%                                     6,450             7
                                                                    -----------

     TOTAL REGULATED INVESTMENT COMPANIES
       (Cost $175)                                                          175
                                                                    -----------

   TOTAL INVESTMENTS - 99.0%
     (Cost $624,862)                                                $   624,862
                                                                    ===========





The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONCLUDED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERCENTAGES ARE BASED ON NET ASSETS OF $631,339,293.
(A)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JANUARY 31, 2007.
(B) PUT AND DEMAND FEATURE -- THE DATE REPORTED IS THE FINAL MATURITY, NOT THE NEXT RESET OR PUT DATE.
(C) SECURITY IS HELD IN CONJUNCTION WITH A LETTER OF CREDIT OR A LIQUIDITY AGREEMENT BY A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.
(D) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933 AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS." THE VALUE OF THIS SECURITY AS OF JANUARY 31, 2007, WAS $5,700 (000) AND REPRESENTED 0.9% OF NET ASSETS.
(E)   RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2007.
ABAG -- ASSOCIATION OF BAY AREA GOVERNMENTS
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
AMT -- ALTERNATIVE MINIMUM TAX
COP -- CERTIFICATES OF PARTICIPATION
FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA -- FINANCIAL SECURITY ASSURANCE
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
RB -- REVENUE BOND
SER -- SERIES
TECP -- TAX-EXEMPT COMMERCIAL PAPER
TRAN -- TAX AND REVENUE ANTICIPATION NOTE
XLCA -- XL CAPITAL ASSURANCE

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

98                               1.800.433.6884

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SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

DIVERSIFIED MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMERCIAL PAPER - DISCOUNTED * - 73.0%
--------------------------------------------------------------------------------
  ASSET-BACKED SECURITY - DIVERSIFIED FINANCIAL ASSETS - 23.2%
     Aquifer Funding LLC (B)
       5.316%, 02/06/07                                   $  45,000  $    44,967
     Bavaria Universal Funding Corp. (B)
       5.362%, 02/05/07                                      37,195       37,173
       5.303%, 02/20/07                                      46,130       46,001
       5.304%, 02/22/07                                      58,870       58,689
     Galaxy Funding Inc. (B)
       5.290%, 02/01/07                                      46,064       46,064
     Giro Balanced Funding Corp. (B)
       5.303%, 02/20/07                                     110,000      109,694
     Giro Funding U.S. Corp. (B)
       5.369%, 03/15/07                                      52,549       52,224
     Greyhawk Funding LLC (B)
       5.345%, 05/09/07                                      58,670       57,846
     Quatro-PMX Funding Corp. (B)
       5.324%, 02/07/07                                      90,000       89,921
     Rhineland Funding Capital Corp. (B)
       5.397%, 02/12/07                                      92,415       92,265
       5.345%, 04/30/07                                      50,000       49,355
                                                                     -----------
                                                                         684,199
                                                                     -----------
  ASSET-BACKED SECURITY - GOVERNMENT - 1.4%
     Govco Inc. (B)
       5.321%, 02/23/07                                      43,000       42,862
                                                                     -----------
                                                                          42,862
                                                                     -----------
  ASSET-BACKED SECURITY - TRADE RECEIVABLES - 24.8%
     Apreco LLC (B)
       5.312%, 02/20/07                                     100,000       99,722
     Cedar Springs Capital Co. LLC (B)
       5.351%, 03/05/07                                      25,537       25,417
       5.424%, 03/12/07                                      75,684       75,252
       5.359%, 03/23/07                                      35,935       35,674
     Clipper Receivables Co. LLC (B)
       5.280%, 02/01/07                                      45,000       45,000
     Compass Securitization LLC (B)
       5.342%, 03/15/07                                      37,420       37,190
     Concord Minutemen Capital Co., Ser A (B)
       5.325%, 02/12/07                                      28,989       28,942
     CRC Funding LLC (B)
       5.309%, 02/22/07                                     100,000       99,693
     Legacy Capital LLC (B)
       5.301%, 02/20/07                                     127,051      126,697

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMERCIAL PAPER - DISCOUNTED * - (CONTINUED)
--------------------------------------------------------------------------------
     Lexington Parker Capital Co. LLC (B)
       5.431%, 02/21/07                                   $  28,472  $    28,388
     Thunder Bay Funding LLC (B)
       5.303%, 02/20/07                                     130,000      129,638
                                                                     -----------
                                                                         731,613
                                                                     -----------
  BANKING - 11.7%
     Bavaria TRR Corp., Guarantee:
       Bayersche Hypo Vereinsbank (B)
       5.313%, 02/20/07                                      65,000       64,819
       5.322%, 02/26/07                                      75,000       74,724
     Dresdner US Finance Inc.
       5.260%, 02/01/07                                      25,000       25,000
     Long Lane Master Trust IV, Guarantee:
       Bank of America (B)
       5.303%, 02/20/07                                      30,129       30,045
       5.351%, 02/26/07                                     100,000       99,633
     Picaros Funding LLC, Guarantee:
       KBC Bank N.V. (B)
       5.359%, 02/13/07                                      50,000       49,914
                                                                     -----------
                                                                         344,135
                                                                     -----------
  BROKERAGE - 3.4%
     Goldman Sachs Group Inc. (D)
       5.360%, 02/05/07                                      50,000       50,000
       5.430%, 03/05/07                                      50,000       50,000
                                                                     -----------
                                                                         100,000
                                                                     -----------
  FINANCIAL SERVICES - 4.4%
     Countrywide Financial Corp.
       5.300%, 02/01/07                                     130,592      130,592
                                                                     -----------
                                                                         130,592
                                                                     -----------
  INSURANCE - 4.1%
     Aquinas Funding LLC., Guarantee: MBIA (B)
       5.304%, 02/26/07                                     121,010      120,567
                                                                     -----------
                                                                         120,567
                                                                     -----------
     TOTAL COMMERCIAL PAPER - DISCOUNTED
       (Cost $2,153,968)                                               2,153,968
                                                                     -----------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

DIVERSIFIED MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  CERTIFICATES OF DEPOSIT - DOMESTIC - 8.3%
--------------------------------------------------------------------------------
     Charter One Bank N.A.
       5.330%, 02/27/07                                   $  50,000  $    50,000
     Citibank N.A.
       5.320%, 02/22/07                                     100,000      100,000
     Citizens Bank of Massachusetts
       5.330%, 02/09/07                                      51,000       51,000
     Wilmington Trust Company
       5.390%, 03/06/07                                      45,000       45,000
                                                                     -----------
     TOTAL CERTIFICATES OF DEPOSIT - DOMESTIC
       (Cost $246,000)                                                   246,000
                                                                     -----------

--------------------------------------------------------------------------------
  CORPORATE OBLIGATIONS (MEDIUM TERM NOTES) - 7.8%
--------------------------------------------------------------------------------
  BANKING - 3.1%
     Nationwide Building Society (A) (B) (C)
       5.443%, 01/28/08                                      50,000       50,000
       5.370%, 01/07/08                                      40,000       40,000
                                                                     -----------
                                                                          90,000
                                                                     -----------
  BROKERAGE - 1.7%
     Morgan Stanley & Co. (A) (C)
       5.410%, 02/27/08                                      50,000       50,000
                                                                     -----------
  INSURANCE - 0.2%
     Meridian Funding Co. LLC, Guarantee:
       MBIA (A) (B) (C) (D)
       5.470%, 02/28/08                                       6,380        6,380
                                                                     -----------
  MULTIPLE INDUSTRY - 2.8%
     General Electric Capital Corp. (A)
       5.445%, 07/09/07                                      60,000       60,000
       5.445%, 10/17/07                                      24,000       24,000
                                                                     -----------
                                                                          84,000
                                                                     -----------
     TOTAL CORPORATE OBLIGATIONS (MEDIUM TERM NOTES)
       (Cost $230,380)                                                   230,380
                                                                     -----------

--------------------------------------------------------------------------------
  CERTIFICATES OF DEPOSIT - YANKEE - 6.3%
--------------------------------------------------------------------------------
     Natixis NY
       5.420%, 01/25/08                                      50,000       50,000
     Norinchukin Bank NY
       5.340%, 04/10/07                                      75,000       75,000
       5.365%, 05/10/07                                      60,000       60,000
                                                                     -----------
     TOTAL CERTIFICATES OF DEPOSIT - YANKEE
       (Cost $185,000)                                                   185,000
                                                                     -----------

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  VARIABLE RATE DEMAND NOTES (A) (E) (F) - 1.6%
--------------------------------------------------------------------------------
  BANKING - 0.8%
     Alaska State, Four Dam Pool, Ser B, RB
       5.340%, 07/01/26                                   $   7,900  $     7,900
     Holland-Sheltair Av Funding
       5.320%, 05/01/35                                       7,645        7,645
     New Belgium Brewery Co.
       5.500%, 07/01/15                                       2,435        2,435
     Stephens & Stephens XII LLC
       5.350%, 01/01/35                                       2,600        2,600
     Washington State, Housing Finance
       Community, Multi-Family Housing
       The Lodge at Eagle Ridge, Ser B, RB
       5.330%, 08/01/41                                       4,065        4,065
                                                                     -----------
                                                                          24,645
                                                                     -----------
  INSURANCE - 0.8%
     California State, Housing Finance Agency,
       Ser K
       5.230%, 08/01/31                                       5,110        5,110
     Connecticut State, Housing Finance
       Authority, RB
       5.300%, 11/15/16                                       4,400        4,400
     North Carolina State, Education Assistance
       Authority, Student Loan, Ser A-5, RB
       5.300%, 09/01/35                                       4,350        4,350
     San Jose, California, Financing Authority
       Lease Revenue, Hayes Mansion
       Phase B, RB
       5.360%, 07/01/24                                       8,000        8,000
                                                                     -----------
                                                                          21,860
                                                                     -----------
     TOTAL VARIABLE RATE DEMAND NOTES
       (Cost $46,505)                                                     46,505
                                                                     -----------

--------------------------------------------------------------------------------
  REPURCHASE AGREEMENT - 0.6%
--------------------------------------------------------------------------------
     Deutsche Bank Securities, Inc.
       5.220%, dated 01/31/07, matures on
       02/01/07, repurchase price $17,905,902
       (collateralized by various U.S. Treasury
       obligations, ranging in par value from
       $6,775,856 - $20,927,000, 0.000%,
       08/15/22 - 02/15/23, total market value
       $18,261,372)                                          17,903       17,903
                                                                     -----------
     TOTAL REPURCHASE AGREEMENT
       (Cost $17,903)                                                     17,903
                                                                     -----------
  TOTAL INVESTMENTS - 97.6%
    (Cost $2,879,756)                                                $ 2,879,756
                                                                     ===========

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

100                              1.800.433.6884

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SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

DIVERSIFIED MONEY MARKET FUND (CONCLUDED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERCENTAGES ARE BASED ON NET ASSETS OF $2,951,257,567.
*     RATE SHOWN REPRESENTS THE MONEY MARKET EQUIVALENT YIELD TO MATURITY.
(A) ADJUSTABLE RATE SECURITY -- THE RATE REFLECTED IS THE RATE IN EFFECT ON JANUARY 31, 2007.
(B) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933 AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS." THE TOTAL VALUE OF SUCH SECURITIES AS OF JANUARY 31, 2007, WAS $1,994,756 (000) AND REPRESENTED 67.6% OF NET ASSETS.
(C) EXTENDABLE SECURITY -- THE MATURITY DATE REFLECTS THE NEXT DATE ON WHICH PRINCIPAL CAN BE RECOVERED.
(D) SECURITY CONSIDERED ILLIQUID. THE TOTAL VALUE OF SUCH SECURITIES AS OF JANUARY 31, 2007 WAS $106,380 (000) AND REPRESENTED 3.6% OF NET ASSETS.
(E) SECURITY IS HELD IN CONJUNCTION WITH A GUARANTEE/LETTER OF CREDIT AND/OR A LIQUIDITY AGREEMENT BY A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.
(F) DEMAND FEATURE -- THE DATE REPORTED IS THE FINAL MATURITY, NOT THE DATE ON WHICH PRINCIPAL COULD BE RECOVERED.
LLC -- LIMITED LIABILITY COMPANY
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
N.A. -- NORTH AMERICA
NY -- NEW YORK
RB -- REVENUE BOND
SER -- SERIES

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

U.S. GOVERNMENT MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCY OBLIGATIONS - 18.8%
--------------------------------------------------------------------------------
     FFCB, Callable @  100 (C)
       5.080%, 04/03/07                                   $   5,000  $     4,998
     FHLB, Callable 03/05/07 @  100
       5.300%, 12/05/07                                      25,000       25,000
     FHLMC
       2.430%, 03/23/07                                      25,000       24,902
       4.000%, 08/10/07                                       1,500        1,490
       3.375%, 08/23/07                                       3,500        3,463
     FHLMC, Callable @ 100 (D)
       5.350%, 12/19/07                                      15,000       15,000
     FNMA
       2.350%, 04/05/07                                       4,705        4,681
     FNMA (D)
       5.300%, 01/08/08                                      25,000       25,000
                                                                     -----------

     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
       (Cost $104,534)                                                   104,534
                                                                     -----------

--------------------------------------------------------------------------------
  VARIABLE RATE DEMAND NOTES - 9.3%
--------------------------------------------------------------------------------
     California, Milpitas Multi-Family Housing
       Revenue, Crossing, Ser A, RB,
       Guarantee: FNMA (A) (B)
       5.310%, 08/15/33                                       5,100        5,100
     California, Sacramento County,
       Multi-Family Housing Development
       Authority, Deer Park Apartments, RB,
       Guarantee: FNMA (A) (B)
       5.340%, 07/15/35                                       1,650        1,650
     California, Sacramento County,
       Multi-Family Housing Development
       Authority, Natomas, RB,
       Guarantee: FNMA (A) (B)
       5.320%, 04/15/36                                       3,030        3,030
     California, San Francisco, City & County
       Redevelopment, Ser D, RB,
       Guarantee: FNMA (A) (B)
       5.320%, 06/15/34                                      12,250       12,250
     California, Simi Valley, Mutli-Family
       Housing Revenue, Parker Ranch, RB,
       Guarantee: FNMA (A) (B)
       5.340%, 07/15/36                                       1,850        1,850
     California, Statewide Community
       Development, Palms Apartments, Ser C,
       RB, Guarantee: FHLB (A) (B)
       5.320%, 05/15/35                                       4,655        4,655
     California, Statewide Community
       Development, Vineyard Apartments,
       Ser W, RB, Guarantee: FHLB (A) (B)
       5.320%, 12/01/36                                       3,700        3,700

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  VARIABLE RATE DEMAND NOTES - (CONTINUED)
--------------------------------------------------------------------------------
     New York State, Housing Finance
       Agency Revenue, North End, Ser B,
       RB, Guarantee: FNMA (A) (B)
       5.300%, 11/15/36                                   $   2,500  $     2,500
     New York State, Housing Finance
       Agency Revenue, South Cove, Ser B,
       RB, Guarantee: FHLMC (A) (B)
       5.360%, 11/01/30                                       1,400        1,400
     Pennsylvania, Montgomery County,
       Redevelopment Authority,
       Kingswood Apartments, Ser A,
       RB, Guarantee: FNMA (A) (B)
       5.320%, 08/15/31                                       8,305        8,305
     Washington State, Housing Finance
       Authority, Ballard Landmark, Ser B,
       RB, Guarantee: FNMA (A) (B)
       5.330%, 12/15/41                                       3,510        3,510
     Washington State, Housing Finance
       Authority, Bridgewood Project, Ser B,
       RB, Guarantee: FNMA (A) (B)
       5.330%, 09/01/34                                       3,745        3,745
                                                                     -----------

     TOTAL VARIABLE RATE DEMAND NOTES
       (Cost $51,695)                                                     51,695
                                                                     -----------

--------------------------------------------------------------------------------
  REPURCHASE AGREEMENTS - 72.1%
--------------------------------------------------------------------------------
     Barclays Capital, Inc.
       5.240%, dated 01/31/07, matures on
       02/01/07, repurchase price $27,003,930
       (collateralized by an agency
       obligation, par value $27,954,000,
       0.000%, 05/15/07, total market
       value $27,540,280)                                    27,000       27,000
     Credit Suisse Securities (USA) LLC
       5.260%, dated 01/31/07, matures on
       02/01/07, repurchase price $139,366,904
       (collateralized by an agency
       obligation, par value $142,705,000,
       0.000%, 02/28/07, total market
       value $142,134,179)                                  139,347      139,347
     Deutsche Bank Securities, Inc.
       5.260%, dated 01/31/07, matures on
       02/01/07, repurchase price $27,003,945
       (collateralized by various agency
       obligations, ranging in par value
       from $7,930,000 - $19,815,000,
       4.750% - 5.375%, 07/10/08 - 12/16/16,
       total market value $27,541,981)                       27,000       27,000

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

102                              1.800.433.6884

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SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

U.S. GOVERNMENT MONEY MARKET FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  REPURCHASE AGREEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
     Deutsche Bank Securities, Inc.
       5.220%, dated 01/31/07, matures on
       02/01/07, repurchase price $128,018,560
       (collateralized by various U.S. Treasury
       obligations, ranging in par value
       from $7,536,000 - $196,926,000,
       0.000% - 2.750%, 08/15/07 - 02/15/26,
       total market value $130,560,152)                   $ 128,000  $   128,000
     Goldman Sachs & Co.
       5.250%, dated 01/31/07, matures on
       02/01/07, repurchase price $27,003,938
       (collateralized by various agency
       obligations, ranging in par value
       from $4,944,000 - $23,230,000,
       5.870% - 6.020%, 08/01/25 - 01/05/27,
       total market value $27,540,923)                       27,000       27,000
     JPMorgan Securities, Inc.
       5.220%, dated 01/31/07, matures on
       02/01/07, repurchase price $27,003,915
       (collateralized by various agency
       obligations, ranging in par value
       from $5,000 - $3,000,000,
       0.000% - 8.125%, 04/15/07 - 05/01/30,
       total market value $27,542,018)                       27,000       27,000
     Merrill Lynch Government
       5.250%, dated 01/31/07, matures on
       02/01/07, repurchase price $27,003,938
       (collateralized by an agency
       obligation, par value $27,410,000,
       4.375%, 11/16/07, total market
       value $27,542,698)                                    27,000       27,000
                                                                     -----------

     TOTAL REPURCHASE AGREEMENTS
       (Cost $402,347)                                                   402,347
                                                                     -----------

  TOTAL INVESTMENTS - 100.2%
     (Cost $558,576)                                                 $   558,576
                                                                     ===========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERCENTAGES ARE BASED ON NET ASSETS OF $557,711,245.
(A) ADJUSTABLE RATE SECURITY -- THE RATE SHOWN IS THE RATE IN EFFECT ON JANUARY 31, 2007.
(B) DEMAND FEATURE -- THE DATE REPORTED IS THE FINAL MATURITY, NOT THE DATE ON WHICH PRINCIPAL COULD BE RECOVERED.
(C)   SECURITY IS CONTINUOUSLY CALLABLE @ 100 WITH 5 BUSINESS DAYS NOTICE.
(D)   SECURITY IS CALLABLE @ 100 QUARTERLY.
FFCB -- FEDERAL FARM CREDIT BANK
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
LLC -- LIMITED LIABILITY COMPANY
RB -- REVENUE BOND
SER -- SERIES

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

100% U.S. TREASURY MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  U.S. TREASURY BILLS* - 86.0%
--------------------------------------------------------------------------------
     U.S. Treasury Bills
       4.858%, 02/01/07                                   $  31,397  $    31,397
       4.802%, 02/08/07                                      51,015       50,968
       4.883%, 02/22/07                                      70,874       70,676
       4.928%, 03/01/07                                      75,736       75,453
       5.100%, 03/08/07                                      50,000       49,762
       5.132%, 03/15/07                                      50,000       49,712
       5.101%, 04/05/07                                      69,229       68,625
       5.118%, 04/19/07                                      65,884       65,181
       5.035%, 05/03/07                                     100,000       98,769
       5.150%, 05/10/07                                      50,000       49,326
                                                                     -----------

     TOTAL U.S. TREASURY BILLS
       (Cost $609,869)                                                   609,869
                                                                     -----------

--------------------------------------------------------------------------------
  U.S. TREASURY NOTE - 14.1%
--------------------------------------------------------------------------------
     U.S. Treasury Note
       2.250%, 02/15/07                                     100,000       99,897
                                                                     -----------
     TOTAL U.S. TREASURY NOTE
       (Cost $99,897)                                                     99,897
                                                                     -----------
  TOTAL INVESTMENTS - 100.1%
     (Cost $709,766)                                                 $   709,766
                                                                     ===========

--------------------------------------------------------------------------------
PERCENTAGES ARE BASED ON NET ASSETS OF $709,176,456.
*     RATE SHOWN REPRESENTS THE BOND EQUIVALENT YIELD TO MATURITY AT DATE OF
      PURCHASE.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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STATEMENTS OF ASSETS AND LIABILITIES (000)@
JANUARY 31, 2007 (UNAUDITED)

                                                                                  COGNITIVE          CORE              ENHANCED
                                                                 BALANCED           VALUE           EQUITY              GROWTH
                                                                   FUND             FUND             FUND                FUND
                                                               ------------     ------------     ------------        ------------
ASSETS:
   Investments, at Value+ ..................................   $     43,498*    $    120,128*    $    146,133*       $    133,906*
   Repurchase Agreements, at Value+ ........................          7,728            9,023           19,091               7,915
   Affiliated Investments, at Value++ ......................             --               --               --                  --
   Accrued Income ..........................................            167               42              128                  20
   Receivable for Investments Sold .........................             62            1,098               --                  --
   Receivable for Fund Shares Sold .........................             52               --              279                   4
   Prepaid Expenses ........................................             --                4               14                   5
   Reclaims Receivable .....................................              2               15                2                   1
   Deferred Compensation Asset .............................              1                2                2                   2
                                                               ------------     ------------     ------------        ------------
     TOTAL ASSETS ..........................................         51,510          130,312          165,649             141,853
                                                               ------------     ------------     ------------        ------------

LIABILITIES:
   Payable Upon Return of Securities Loaned ................          6,257           16,929           25,393              13,738
   Payable for Investments Purchased .......................             63            1,861               --                  --
   Due to Custodian ........................................             --               --               --                  --
   Accrued Expenses# .......................................             47               91              113                 116
   Payable for Fund Shares Redeemed ........................             46               --                7                  --
   Payable for Dividend Withholding ........................             --               --               --                  --
                                                               ------------     ------------     ------------        ------------
     TOTAL LIABILITIES .....................................          6,413           18,881           25,513              13,854
                                                               ------------     ------------     ------------        ------------
       NET ASSETS ..........................................   $     45,097     $    111,431     $    140,136        $    127,999
                                                               ============     ============     ============        ============

NET ASSETS:
   Paid-in Capital (unlimited authorized -- no par
     value) ................................................   $     37,886     $     90,466     $    127,772        $    114,779
   Undistributed (Distributions in excess of) net
     investment income/(Accumulated net investment
     loss) .................................................            (14)             (71)              10                (533)
   Accumulated net realized gain (loss) on
     investments and investments in affiliated funds .......          1,521            5,156           (5,012)             (8,964)
   Net unrealized appreciation on investments and
     investments in affiliated funds .......................          5,704           15,880           17,366              22,717
   Net unrealized appreciation on foreign currency .........             --               --               --                  --
                                                               ------------     ------------     ------------        ------------
       NET ASSETS ..........................................   $     45,097     $    111,431     $    140,136        $    127,999
                                                               ============     ============     ============        ============

   + Cost of Investments and Repurchase Agreements .........   $     45,522     $    113,271     $    147,858        $    119,104
  ++ Cost of Affiliated Investments ........................   $         --     $         --     $         --        $         --
   * Includes Market Value of Securities on Loan ...........   $      6,102     $     15,816     $     24,534        $     13,183

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- FIDUCIARY SHARES (A) .................   $      14.83     $      13.15     $      10.08                 N/A
                                                               ============     ============     ============        ============
                                                             ($34,825,014 /      ($4,754,295 /   ($129,521,840 /
                                                            2,349,045 shares)   361,474 shares) 12,845,581 shares)
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A SHARES (A) ...................   $      14.80     $      13.12     $      10.06        $       9.39
                                                               ============     ============     ============        ============
                                                             ($7,106,588 /       ($3,478,708 /    ($7,100,964 /       ($65,437 /
                                                            480,255 shares)     265,072 shares)  705,970 shares)     6,970 shares)
MAXIMUM OFFERING PRICE
   PER SHARE -- CLASS A SHARES .............................   $      15.66     $      13.88     $      10.65        $       9.94
                                                               ============     ============     ============        ============
                                                            ($14.80 / 94.5%)    ($13.12 / 94.5%) (10.06 / 94.5%)     ($9.39 / 94.5%)
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS B SHARES (A) ...................   $      14.75              N/A     $       9.87                 N/A
                                                               ============     ============     ============        ============
                                                             ($2,783,165 /                        ($2,999,097 /
                                                            188,652 shares)                       303,806 shares)
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS C SHARES (A) ...................   $      14.73     $      13.08     $       9.87        $       9.37
                                                               ============     ============     ============        ============
                                                               ($382,148 /       ($10,189 /       ($514,408 /          ($7,883 /
                                                             25,944 shares)      779 shares)     52,114 shares)       841 shares)
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS M SHARES (A) ...................            N/A     $      13.15              N/A        $       9.43
                                                               ============     ============     ============        ============
                                                                                ($103,187,939 /                     ($127,926,146 /
                                                                              7,849,313 shares)                   13,564,265 shares)

N/A   NOT APPLICABLE
@     VALUES ARE PRESENTED IN THOUSANDS EXCEPT FOR PER SHARE DATA.
# SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS FOR A BREAKDOWN OF AFFILIATED PAYABLES.
(A) FIDUCIARY CLASS, CLASS A AND CLASS M HAVE A POSSIBLE REDEMPTION FEE AND A POSSIBLE EXCHANGE FEE (SEE NOTE 2 IN NOTES TO FINANCIAL STATEMENTS). CLASS B AND CLASS C HAVE CONTINGENT DEFERRED SALES CHARGES (SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS).

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE, $0 OR HAVE BEEN ROUNDED TO $0.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

106                           1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

                                                         INTERNATIONAL       LARGE CAP             LARGE CAP         SMALL CAP
                                                         OPPORTUNITIES         GROWTH                VALUE            GROWTH
                                                             FUND               FUND                 FUND              FUND
                                                         -------------       ---------            ----------        ----------
ASSETS:
   Investments, at Value+ .............................   $ 298,671*         $ 136,539*           $ 395,748*        $  25,700*
   Repurchase Agreements, at Value+ ...................      15,523              4,263               11,857             7,027
   Affiliated Investments, at Value++ .................          --                 --                   --                --
   Accrued Income .....................................         152                 71                  434                 8
   Receivable for Investments Sold ....................          53                525                9,196               364
   Receivable for Fund Shares Sold ....................         533                250                  648                --
   Prepaid Expenses ...................................          19                 21                   30                 6
   Reclaims Receivable ................................          86                  2                   --                --
   Deferred Compensation Asset ........................           5                  2                    6                 1
                                                          ---------          ---------            ---------         ---------
     TOTAL ASSETS .....................................     315,042            141,673              417,919            33,106
                                                          ---------          ---------            ---------         ---------
LIABILITIES:
   Payable Upon Return of Securities Loaned ...........      32,013              7,756               32,396             6,807
   Payable for Investments Purchased ..................          --                527               11,964               100
   Due to Custodian ...................................       1,420                 --                   --                --
   Accrued Expenses# ..................................         398                119                  319                36
   Payable for Fund Shares Redeemed ...................          --                184                  265                69
   Payable for Dividend Withholding ...................           6                 --                   --                --
                                                          ---------          ---------            ---------         ---------
     TOTAL LIABILITIES ................................      33,837              8,586               44,944             7,012
                                                          ---------          ---------            ---------         ---------
       NET ASSETS .....................................   $ 281,205          $ 133,087            $ 372,975         $  26,094
                                                          =========          =========            =========         =========
NET ASSETS:
   Paid-in Capital (unlimited authorized -- no par
     value) ...........................................   $ 198,661          $ 254,443            $ 315,759         $  24,989
   Undistributed (Distributions in excess of) net
     investment income/(Accumulated net investment
     loss) ............................................      (1,656)               (72)                 124              (133)
   Accumulated net realized gain (loss) on
     investments and investments in affiliated funds ..       2,577           (128,998)              (5,372)           (1,099)
   Net unrealized appreciation on investments and
     investments in affiliated funds ..................      81,621              7,714               62,464             2,337
   Net unrealized appreciation on foreign currency ....           2                 --                   --                --
                                                          ---------          ---------            ---------         ---------
       NET ASSETS .....................................   $ 281,205          $ 133,087            $ 372,975         $  26,094
                                                          =========          =========            =========         =========

   + Cost of Investments and Repurchase Agreements ....   $ 232,573          $ 133,088            $ 345,141         $  30,390
  ++ Cost of Affiliated Investments ...................   $      --          $      --            $      --         $      --
   * Includes Market Value of Securities on Loan ......   $  30,768          $   7,492            $  31,071         $   6,522

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- FIDUCIARY SHARES (A) ............   $    8.82          $    9.77            $   15.38         $   12.79
                                                          =========          =========            =========         =========
                                                          ($27,078,590 /    ($109,404,288 /     ($204,042,053 /     ($21,458,543 /
                                                        3,070,265 shares) 11,199,951 shares)  13,265,857 shares)  1,678,069 shares)
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A SHARES (A) ..............   $    8.80          $    9.61            $   15.41         $   12.65
                                                          =========          =========            =========         =========
                                                         ($8,549,277 /      ($15,229,284 /      ($158,516,916 /     ($3,211,001 /
                                                        971,369 shares)    1,584,986 shares)  10,285,238 shares)   253,760 shares)
MAXIMUM OFFERING PRICE
   PER SHARE -- CLASS A SHARES ........................   $    9.31          $   10.17            $   16.31         $   13.39
                                                          =========          =========            =========         =========
                                                        ($8.80 / 94.5%)    ($9.61 / 94.5%)     ($15.41 / 94.5%)    ($12.65 / 94.5%)
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS B SHARES (A) ..............         N/A          $    9.02            $   15.18         $   12.32
                                                          =========          =========            =========         =========
                                                                             ($7,182,798 /      ($3,206,233 /         ($403,672 /
                                                                            796,006 shares)    211,268 shares)      32,774 shares)
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS C SHARES (A) ..............   $    8.76          $    9.03            $   15.14         $   12.32
                                                          =========          =========            =========         =========
                                                          ($1,890,113 /       ($1,270,495 /       ($7,209,649 /      ($1,020,514 /
                                                        215,851 shares)     140,718 shares)     476,172 shares)     82,852 shares)
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS M SHARES (A) ..............   $    8.81                N/A                  N/A               N/A
                                                          =========          =========            =========         =========
                                                         ($243,687,009 /
                                                        27,644,932 shares)

                                                                                                        CAPITAL
                                                               SMALL CAP            VALUE               GROWTH
                                                                 VALUE             MOMENTUM           ALLOCATION
                                                                 FUND                FUND                FUND
                                                               ---------          ---------           ----------
ASSETS:
   Investments, at Value+ .............................        $ 356,443*         $ 547,423*          $       --
   Repurchase Agreements, at Value+ ...................           39,011             42,507                1,852
   Affiliated Investments, at Value++ .................               --                 --               67,096
   Accrued Income .....................................              310                582                   --
   Receivable for Investments Sold ....................              133                 --                   --
   Receivable for Fund Shares Sold ....................              706              1,052                  370
   Prepaid Expenses ...................................               10                 26                    3
   Reclaims Receivable ................................                1                 30                   --
   Deferred Compensation Asset ........................                5                  9                    1
                                                               ---------          ---------           ----------
     TOTAL ASSETS .....................................          396,619            591,629               69,322
                                                               ---------          ---------           ----------
LIABILITIES:
   Payable Upon Return of Securities Loaned ...........           79,677             75,664                   --
   Payable for Investments Purchased ..................              996                136                  267
   Due to Custodian ...................................               --                 --                   --
   Accrued Expenses# ..................................              391                432                   47
   Payable for Fund Shares Redeemed ...................              199                 --                   13
   Payable for Dividend Withholding ...................               --                 --                   --
                                                               ---------          ---------           ----------
     TOTAL LIABILITIES ................................           81,263             76,232                  327
                                                               ---------          ---------           ----------
       NET ASSETS .....................................        $ 315,356          $ 515,397           $   68,995
                                                               =========          =========           ==========
NET ASSETS:
   Paid-in Capital (unlimited authorized -- no par
     value) ...........................................        $ 255,813          $ 328,750           $   62,566
   Undistributed (Distributions in excess of) net
     investment income/(Accumulated net investment
     loss) ............................................               21                151                  (10)
   Accumulated net realized gain (loss) on
     investments and investments in affiliated funds ..           13,614             13,401                2,543
   Net unrealized appreciation on investments and
     investments in affiliated funds ..................           45,908            173,095                3,896
   Net unrealized appreciation on foreign currency ....               --                 --                   --
                                                               ---------          ---------           ----------
       NET ASSETS .....................................        $ 315,356          $ 515,397           $   68,995
                                                               =========          =========           ==========

   + Cost of Investments and Repurchase Agreements ....        $ 349,546          $ 416,835           $    1,852
  ++ Cost of Affiliated Investments ...................        $      --          $      --           $   63,200
   * Includes Market Value of Securities on Loan ......        $  76,319          $  73,355           $       --

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- FIDUCIARY SHARES (A) ............        $   18.18          $   23.98           $    25.35
                                                               =========          =========           ==========
                                                            ($208,827,151 /     ($472,683,571 /      ($261,344 /
                                                          11,488,567 shares)   19,714,248 shares)   10,311 shares)
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A SHARES (A) ..............        $   17.80          $   23.94           $    25.35
                                                               =========          =========           ==========
                                                             ($70,637,459 /      ($33,159,362 /      ($44,423,863 /
                                                           3,968,283 shares)    1,384,945 shares)   1,752,518 shares)
MAXIMUM OFFERING PRICE
   PER SHARE -- CLASS A SHARES ........................        $   18.84          $   25.33           $    26.83
                                                               =========          =========           ==========
                                                           ($17.80 / 94.5%)     ($23.94 / 94.5%)    ($25.35 / 94.5%)
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS B SHARES (A) ..............        $   16.97          $   23.58                  N/A
                                                               =========          =========           ==========
                                                           ($13,525,513 /        ($7,688,242 /
                                                           796,918 shares)      325,989 shares)
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS C SHARES (A) ..............        $   16.88          $   23.52           $    25.10
                                                               =========          =========           ==========
                                                             ($22,365,716 /       ($1,865,538 /      ($24,309,920 /
                                                           1,325,224 shares)     79,327 shares)     968,712 shares)
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS M SHARES (A) ..............              N/A                N/A                  N/A
                                                               =========          =========           ==========


--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                          107

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

[HIGHMARK FUNDS LOGO OMITTED](R)
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STATEMENTS OF ASSETS AND LIABILITIES (000)@
JANUARY 31, 2007 (UNAUDITED)

                                                            DIVERSIFIED          GROWTH &           INCOME
                                                               EQUITY             INCOME             PLUS
                                                             ALLOCATION         ALLOCATION        ALLOCATION             BOND
                                                               FUND               FUND              FUND                 FUND
                                                          ---------------   ----------------   ----------------   -----------------
ASSETS:
   Investments, at Value+ .............................   $            --   $             --   $             --   $         401,638*
   Repurchase Agreements, at Value+ ...................                --              2,678                440              37,979
   Affiliated Investments, at Value++ .................             2,273             58,572              7,540                  --
   Cash ...............................................                 3                 --                 --                  --
   Receivable for Investments Sold ....................                --                 --                 --                  --
   Accrued Income .....................................                --                 --                 --               4,438
   Receivable for Fund Shares Sold ....................                49                 71                 68                 287
   Prepaid Expenses ...................................                --                  3                 --                  21
   Deferred Compensation Asset ........................                --                  1                 --                   8
                                                          ---------------   ----------------   ----------------   -----------------
      TOTAL ASSETS ....................................             2,325             61,325              8,048             444,371
                                                          ---------------   ----------------   ----------------   -----------------
LIABILITIES:
   Payable Upon Return of Securities Loaned ...........                --                 --                 --              47,216
   Payable for Investments Purchased ..................                29                 --                 --                  --
   Income Distribution Payable ........................                --                 --                 --                  --
   Accrued Expenses# ..................................                 3                 38                  6                 273
   Due to Custodian ...................................                --                 --                 --                  --
   Payable for Fund Shares Redeemed ...................                --                 70                 --                 116
                                                          ---------------   ----------------   ----------------   -----------------
      TOTAL LIABILITIES ...............................                32                108                  6              47,605
                                                          ---------------   ----------------   ----------------   -----------------
         NET ASSETS ...................................   $         2,293   $         61,217   $          8,042   $         396,766
                                                          ===============   ================   ================   =================
NET ASSETS:
   Paid-in Capital (unlimited authorized -- no par
      value) ..........................................   $         2,257   $         56,745   $          7,702   $         401,448
   Undistributed (Distributions in excess of) net
      investment income ...............................                --               (261)                10                 712
   Accumulated net realized gain (loss) on investments
      and investments in affiliated funds .............                48              2,008                 96              (9,034)
   Net unrealized appreciation (depreciation) on
      investments and and investments in affiliated
      funds ...........................................               (12)             2,725                234               3,640
                                                          ---------------   ----------------   ----------------   -----------------
      NET ASSETS ......................................   $         2,293   $         61,217   $          8,042   $         396,766
                                                          ===============   ================   ================   =================

 + Cost of Investments and Repurchase Agreements ......   $            --   $          2,678   $            440   $         435,977
++ Cost of Affiliated Investments .....................   $         2,285   $         55,847   $          7,306   $              --
 * Includes Market Value of Securities on Loan ........   $            --   $             --   $             --   $          46,336

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- FIDUCIARY SHARES ................   $         20.55   $          23.86   $          21.76   $           10.47
                                                          ===============   ================   ================   =================
                                                            ($103,075 /        ($102,175 /        ($509.05 /       ($356,847,185 /
                                                           5,015 shares)      4,282 shares)       23.398 shares)  34,091,445 shares)

NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A SHARES (A) ..............   $         20.55   $          23.85   $          21.77   $           10.33
                                                          ===============   ================   ================   =================
                                                           ($1,617,458 /      ($42,994,860 /    ($4,925,151 /      ($33,494,839 /
                                                            78,712 shares)  1,802,551 shares)    226,278 shares)   3,242,046 shares)

MAXIMUM OFFERING PRICE
   PER SHARE -- CLASS A SHARES ........................   $         21.75   $          25.24   $          22.80   $           10.57
                                                          ===============   ================   ================   =================
                                                          ($20.55 / 94.5%)   ($23.85 / 94.5%)  ($21.77 / 95.5%)   ($10.33 / 97.75%)

NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS B SHARES (A) ..............               N/A                N/A                N/A   $           10.29
                                                          ===============   ================   ================   =================
                                                                                                                     ($6,313,616 /
                                                                                                                    613,555 shares)
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS C SHARES (A) ..............   $         20.52   $          23.75   $          21.65   $           10.27
                                                          ===============   ================   ================   =================
                                                            ($572,084 /      ($18,119,979 /      ($3,116,502 /       ($110,764 /
                                                            27,875 shares)    762,961 shares)    143,970 shares)     10,780 shares)

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS S SHARES ..................               N/A                N/A                N/A                 N/A
                                                          ===============   ================   ================   =================

N/A   NOT APPLICABLE
@     VALUES ARE PRESENTED IN THOUSANDS EXCEPT FOR PER SHARE DATA.
# SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS FOR A BREAKDOWN OF AFFILIATED PAYABLES.
(A)   CLASS A HAS A POSSIBLE REDEMPTION FEE AND A POSSIBLE EXCHANGE FEE (SEE
      NOTE 2 IN NOTES TO FINANCIAL STATEMENTS).
      CLASS B AND CLASS C HAVE CONTINGENT DEFERRED SALES CHARGES (SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS).

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE, $0 OR HAVE BEEN ROUNDED TO $0.
        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

108                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

                                                          CALIFORNIA            NATIONAL                             CALIFORNIA
                                                         INTERMEDIATE         INTERMEDIATE       SHORT TERM            TAX-FREE
                                                        TAX-FREE BOND       TAX-FREE BOND          BOND             MONEY MARKET
                                                            FUND                 FUND              FUND                 FUND
                                                      -----------------   -----------------  -----------------  -------------------
ASSETS:
   Investments, at Value+ .........................   $         125,171   $          74,898  $          44,492* $           624,862
   Repurchase Agreements, at Value+ ...............                  --                  --              3,726                   --
   Affiliated Investments, at Value++ .............                  --                  --                 --                   --
   Cash ...........................................                  --                  --                 --                   --
   Receivable for Investments Sold ................                  --                  --                 37                4,500
   Accrued Income .................................               1,799                 946                452                2,833
   Receivable for Fund Shares Sold ................                  29                   6                114                   --
   Prepaid Expenses ...............................                   3                   2                  2                   75
   Deferred Compensation Asset ....................                   2                   1                  1                   10
                                                      -----------------   -----------------  -----------------  -------------------
      TOTAL ASSETS ................................             127,004              75,853             48,824              632,280
                                                      -----------------   -----------------  -----------------  -------------------
LIABILITIES:
   Payable Upon Return of Securities Loaned .......                  --                  --              3,183                   --
   Payable for Investments Purchased ..............                  --               1,084                 --                   --
   Income Distribution Payable ....................                  --                  --                 --                  603
   Accrued Expenses# ..............................                  79                  24                 26                  338
   Due to Custodian ...............................                  --                  --                 --                   --
   Payable for Fund Shares Redeemed ...............                 294                  --                116                   --
                                                      -----------------   -----------------  -----------------  -------------------
      TOTAL LIABILITIES ...........................                 373               1,108              3,325                  941
                                                      -----------------   -----------------  -----------------  -------------------
         NET ASSETS ...............................   $         126,631   $          74,745  $          45,499  $           631,339
                                                      =================   =================  =================  ===================
NET ASSETS:
   Paid-in Capital (unlimited authorized -- no par
      value) ......................................   $         124,848   $          73,754  $          45,873  $           631,340
   Undistributed (Distributions in excess of) net
      investment income ...........................                 127                  74                 26                   --
   Accumulated net realized gain (loss) on
      investments and investments in affiliated
      funds .......................................                  39                   8               (117)                  (1)
   Net unrealized appreciation (depreciation) on
      investments and and investments in affiliated
      funds .......................................               1,617                 909               (283)                  --
                                                      -----------------   -----------------  -----------------  -------------------
         NET ASSETS ...............................   $         126,631   $          74,745  $          45,499  $           631,339
                                                      =================   =================  =================  ===================

 + Cost of Investments and Repurchase Agreements ..   $         123,554   $          73,989  $          48,501  $           624,862
++ Cost of Affiliated Investments .................   $              --   $              --  $              --  $                --
 * Includes Market Value of Securities on Loan ....   $              --   $              --  $           3,126  $                --

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- FIDUCIARY SHARES ............   $            9.77   $           10.90  $            9.80  $              1.00
                                                      =================   =================  =================  ===================
                                                        ($91,241,609 /      ($71,437,075 /     ($42,834,925 /     ($257,109,032 /
                                                      9,338,048 shares)   6,556,197 shares)  4,370,500 shares)  257,123,245 shares)

NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A SHARES (A) ..........   $            9.73   $           10.89  $            9.80  $              1.00
                                                      =================   =================  =================  ===================
                                                       ($29,915,074 /       ($3,281,997 /       ($511,425 /       ($331,685,832 /
                                                      3,074,950 shares)    301,339 shares)     52,200 shares)   331,683,852 shares)

MAXIMUM OFFERING PRICE
   PER SHARE -- CLASS A SHARES ....................   $            9.95   $           11.14  $           10.03                  N/A
                                                      =================   =================  =================  ===================
                                                       ($9.73 / 97.75%)   ($10.89 / 97.75%)   ($9.80 / 97.75%)

NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS B SHARES (A) ..........   $            9.72                 N/A                N/A                  N/A
                                                      =================   =================  =================  ===================
                                                        ($5,115,249 /
                                                       526,253 shares)

NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS C SHARES (A) ..........   $            9.71   $           11.09  $            9.89                  N/A
                                                      =================   =================  =================  ===================
                                                         ($359,420 /          ($25,629 /       ($2,152,824 /
                                                        37,026 shares)      2,310 shares)     217,741 shares)

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS S SHARES ..............                 N/A                 N/A                N/A  $              1.00
                                                      =================   =================  =================  ===================
                                                                                                                   ($42,544,429 /
                                                                                                                 42,538,643 shares)

                                                                                                                  100%
                                                                   DIVERSIFIED         U.S. GOVERNMENT        U.S. TREASURY
                                                                  MONEY MARKET           MONEY MARKET         MONEY MARKET
                                                                      FUND                  FUND                  FUND
                                                             ---------------------   -------------------   -------------------
ASSETS:
   Investments, at Value+ ................................   $           2,861,853   $           156,229   $           709,766
   Repurchase Agreements, at Value+ ......................                  17,903               402,347                    --
   Affiliated Investments, at Value++ ....................                      --                    --                    --
   Cash ..................................................                      --                    --                    --
   Receivable for Investments Sold .......................                  67,460                    --                    --
   Accrued Income ........................................                  10,873                 1,094                 1,039
   Receivable for Fund Shares Sold .......................                      --                    --                    --
   Prepaid Expenses ......................................                     154                    24                    60
   Deferred Compensation Asset ...........................                      54                    10                    14
                                                             ---------------------   -------------------   -------------------
      TOTAL ASSETS .......................................               2,958,297               559,704               710,879
                                                             ---------------------   -------------------   -------------------
LIABILITIES:
   Payable Upon Return of Securities Loaned ..............                      --                    --                    --
   Payable for Investments Purchased .....................                      --                    --                    --
   Income Distribution Payable ...........................                   5,404                 1,652                 1,223
   Accrued Expenses# .....................................                   1,635                   341                   479
   Due to Custodian ......................................                      --                    --                     1
   Payable for Fund Shares Redeemed ......................                      --                    --                    --
                                                             ---------------------   -------------------   -------------------
      TOTAL LIABILITIES ..................................                   7,039                 1,993                 1,703
                                                             ---------------------   -------------------   -------------------
         NET ASSETS ......................................   $           2,951,258   $           557,711   $           709,176
                                                             =====================   ===================   ===================
NET ASSETS:
   Paid-in Capital (unlimited authorized -- no par
      value) .............................................   $           2,951,396   $           557,747   $           709,347
   Undistributed (Distributions in excess of) net
      investment income ..................................                      --                    --                    --
   Accumulated net realized gain (loss) on investments
      and investments in affiliated funds ................                    (138)                  (36)                 (171)
   Net unrealized appreciation (depreciation) on
      investments and and investments in affiliated
      funds ..............................................                      --                    --                    --
                                                             ---------------------   -------------------   -------------------
         NET ASSETS ......................................   $           2,951,258   $           557,711   $           709,176
                                                             =====================   ===================   ===================

 + Cost of Investments and Repurchase Agreements .........   $           2,879,756   $           558,576   $           709,766
++ Cost of Affiliated Investments ........................   $                  --   $                --   $                --
 * Includes Market Value of Securities on Loan ...........   $                  --   $                --   $                --

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- FIDUCIARY SHARES ...................   $                1.00   $              1.00   $              1.00
                                                             =====================   ===================   ===================
                                                               ($1,743,318,035 /       ($420,537,609 /       ($334,278,755 /
                                                             1,744,012,068 shares)   420,600,299 shares)   334,370,293 shares)

NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A SHARES (A) .................   $                1.00   $              1.00   $              1.00
                                                             =====================   ===================   ===================
                                                                ($786,974,999 /         ($29,178,244 /       ($121,186,117 /
                                                             787,067,734 shares)      29,184,250 shares)   121,210,981 shares)

MAXIMUM OFFERING PRICE
   PER SHARE -- CLASS A SHARES ...........................                     N/A                   N/A                   N/A
                                                             =====================   ===================   ===================

NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS B SHARES (A) .................                     N/A   $              1.00                   N/A
                                                             =====================   ===================   ===================
                                                                                         ($554,942 /
                                                                                       555,286 shares)

NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS C SHARES (A) .................                     N/A   $              1.00                   N/A
                                                             =====================   ===================   ===================
                                                                                          ($66,229 /
                                                                                        66,229 shares)

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS S SHARES .....................   $                1.00   $              1.00   $              1.00
                                                             =====================   ===================   ===================
                                                                ($420,964,533 /        ($107,374,221 /       ($253,711,584 /
                                                              420,314,419  shares)   107,340,064 shares)   253,768,570 shares)

N/A   NOT APPLICABLE
@     VALUES ARE PRESENTED IN THOUSANDS EXCEPT FOR PER SHARE DATA.
# SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS FOR A BREAKDOWN OF AFFILIATED PAYABLES.
(A)   CLASS A HAS A POSSIBLE REDEMPTION FEE AND A POSSIBLE EXCHANGE FEE (SEE
      NOTE 2 IN NOTES TO FINANCIAL STATEMENTS).
      CLASS B AND CLASS C HAVE CONTINGENT DEFERRED SALES CHARGES (SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS).

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE, $0 OR HAVE BEEN ROUNDED TO $0.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                             WWW.HIGHMARKFUNDS.COM                           109

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENTS OF OPERATIONS (000)
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2007 (UNAUDITED)

                                                                        COGNITIVE       CORE      ENHANCED
                                                           BALANCED       VALUE        EQUITY      GROWTH
                                                             FUND         FUND          FUND        FUND
                                                           ---------    ---------    ---------    ---------
Interest Income ........................................   $     380+   $     156+    $     44+    $     75+
Dividend Income ........................................         306          559        1,269          227
Income from Investments in Affiliated Funds ............          --           --           --           --
Less: Foreign Taxes Withheld, Net of Reclaims ..........          --           --           --           (1)
                                                           ---------    ---------    ---------     --------
            Total Investment Income ....................         686          715        1,313          301
                                                           ---------    ---------    ---------     --------
Expenses:
  Investment Adviser Fee ...............................         148          385          387          493
  Shareholder Servicing Fees Fiduciary Shares ..........          49            4          152           --
  Shareholder Servicing Fees Class A Shares ............           9            2            6           --
  Shareholder Servicing Fees Class B Shares ............           4           --            4           --
  Administrative Fee ...................................          37           77           97           99
  Custodian Fees .......................................           2            5            6            6
  Trustees Fees ........................................           1            2            3            3
  Chief Compliance Officer Fees ........................           1            1            1            1
  Distribution Fees Class A Shares .....................           9            2            6           --
  Distribution Fees Class B Shares .....................          11           --           11           --
  Distribution Fees Class C Shares .....................           2           --            2           --
  Registration Fees ....................................          13           --           --           --
  Professional Fees ....................................           5            9            9           12
  Transfer Agent Fees ..................................           3            7            9            9
  Printing Fees ........................................           2            4            6            5
  Insurance Fees .......................................          --            3            1            4
  Miscellaneous Fees ...................................           6            2           --            2
                                                           ---------    ---------    ---------     --------
            Total Expenses .............................         302          503          700          634
                                                           ---------    ---------    ---------     --------

  Less: Waivers and Reduction of Expenses
            Investment Adviser Fees ....................         (14)          --           --           --
            Shareholder Servicing Fees .................         (23)          (5)         (80)          --
            Administrative Fees ........................          (6)         (13)         (16)         (16)
            Reduction of Expenses (1) ..................          (2)          (4)          (5)          (6)
                                                           ---------    ---------    ---------    ---------
  Total Waivers and Reduction of Expenses ..............         (45)         (22)        (101)         (22)
                                                           ---------    ---------    ---------    ---------
  Total Net Expenses ...................................         257          481          599          612
                                                           ---------    ---------    ---------    ---------
Net Investment Income (Loss) ...........................         429          234          714         (311)
                                                           ---------    ---------    ---------    ---------
Net Realized Gain (Loss) on Investments ................       2,118        6,890        6,328          625
Net Realized Gain on Investments in Affiliated Funds ...          --           --           --           --
Net Realized Loss on Foreign Currency ..................          --           --           --           --
Net Realized Gain on Written Option Contracts (2) ......          --           --           --           --
Change in Unrealized Appreciation (Depreciation)
  on Investments .......................................       1,800        5,288       11,236       19,802
Change in Unrealized Appreciation
  on Investments in Affiliated Funds ...................          --           --           --           --
Change in Unrealized Appreciation
  on Foreign Currency ..................................          --           --           --           --
Change in Unrealized Depreciation
  on Written Options (2) ...............................          --           --           --           --
                                                           ---------    ---------    ---------    ---------
Net Realized and Unrealized Gain on Investments ........       3,918       12,178       17,564       20,427
                                                           ---------    ---------    ---------    ---------
Increase in Net Assets Resulting from Operations .......   $   4,347    $  12,412    $  18,278    $  20,116
                                                           =========    =========    =========    =========

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE, $0 OR HAVE BEEN ROUNDED TO $0.
 + INCLUDES INCOME FROM SECURITIES LENDING PROGRAM (SEE NOTE 6 IN NOTES TO FINANCIAL STATEMENTS).
(1)   SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS.
(2)   SEE NOTE 8 IN NOTES TO FINANCIAL STATEMENTS.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

110                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

                                                           INTERNATIONAL   LARGE CAP   LARGE CAP   SMALL CAP
                                                           OPPORTUNITIES    GROWTH       VALUE      GROWTH
                                                                FUND         FUND        FUND        FUND
                                                           -------------   ---------   ---------   ---------
Interest Income ........................................   $         237+  $     106+  $     179+  $      41+
Dividend Income ........................................           2,084         621       3,537          47
Income from Investments in Affiliated Funds ............              --          --          --          --
Less: Foreign Taxes Withheld, Net of Reclaims ..........            (168)         --         (16)         --
                                                           -------------   ---------   ---------   ---------
            Total Investment Income ....................           2,153         727       3,700          88
                                                           -------------   ---------   ---------   ---------
Expenses:
  Investment Adviser Fee ...............................           1,184         402       1,029         170
  Shareholder Servicing Fees Fiduciary Shares ..........               5         136         234          30
  Shareholder Servicing Fees Class A Shares ............              25          20         183           5
  Shareholder Servicing Fees Class B Shares ............              --           9           4          --
  Administrative Fee ...................................             187         100         257          22
  Custodian Fees .......................................               9           7          17           1
  Trustees Fees ........................................               5           3           8           1
  Chief Compliance Officer Fees ........................               2           2           3          --
  Distribution Fees Class A Shares .....................               5          20         183           5
  Distribution Fees Class B Shares .....................              --          28          12           2
  Distribution Fees Class C Shares .....................               7           7          32           5
  Registration Fees ....................................              --           5           3          --
  Professional Fees ....................................              23          12          31           1
  Transfer Agent Fees ..................................              16           9          23           1
  Printing Fees ........................................              11           6          16           1
  Insurance Fees .......................................               5           1           5          --
  Miscellaneous Fees ...................................               9           2           5          --
                                                           -------------   ---------   ---------   ---------
            Total Expenses .............................           1,493         769       2,045         244
                                                           -------------   ---------   ---------   ---------
  Less: Waivers and Reduction of Expenses
            Investment Adviser Fees ....................              --         (17)        (58)         (1)
            Shareholder Servicing Fees .................             (26)         --        (174)        (17)
            Administrative Fees ........................             (31)        (71)        (43)         (4)
            Reduction of Expenses (1) ..................             (11)         (6)        (15)         (1)
                                                           -------------   ---------   ---------   ---------
  Total Waivers and Reduction of Expenses ..............             (68)        (94)       (290)        (23)
                                                           -------------   ---------   ---------   ---------
  Total Net Expenses ...................................           1,425         675       1,755         221
                                                           -------------   ---------   ---------   ---------
Net Investment Income (Loss) ...........................             728          52       1,945        (133)
                                                           -------------   ---------   ---------   ---------
Net Realized Gain (Loss) on Investments ................           2,728      16,300      10,609        (951)
Net Realized Gain on Investments in Affiliated Funds ...              --          --          --          --
Net Realized Loss on Foreign Currency ..................             (43)         --          --          --
Net Realized Gain on Written Option Contracts (2) ......              --          --          --          --
Change in Unrealized Appreciation (Depreciation)
  on Investments .......................................          31,371      (1,996)     29,655       3,612
Change in Unrealized Appreciation
  on Investments in Affiliated Funds ...................              --          --          --          --
Change in Unrealized Appreciation
  on Foreign Currency ..................................               4          --          --          --
Change in Unrealized Depreciation
  on Written Options (2) ...............................              --          --          --          --
                                                           -------------   ---------   ---------   ---------
Net Realized and Unrealized Gain on Investments ........          34,060      14,304      40,264       2,661
                                                           -------------   ---------   ---------   ---------
Increase in Net Assets Resulting from Operations .......   $      34,788   $  14,356   $  42,209   $   2,528
                                                           =============   =========   =========   =========

                                                           SMALL CAP      VALUE     CAPITAL GROWTH
                                                             VALUE      MOMENTUM      ALLOCATION
                                                             FUND         FUND           FUND
                                                           ---------    --------    --------------
Interest Income ........................................   $     322+   $    305+   $           23
Dividend Income ........................................       3,777       5,866                --
Income from Investments in Affiliated Funds ............                      --             1,035
Less: Foreign Taxes Withheld, Net of Reclaims ..........          (3)         --                --
                                                           ---------    --------    --------------
            Total Investment Income ....................       4,096       6,171             1,058
                                                           ---------    --------    --------------
Expenses:
  Investment Adviser Fee ...............................       1,415       1,489                59
  Shareholder Servicing Fees Fiduciary Shares ..........         229         568                --
  Shareholder Servicing Fees Class A Shares ............          82          40                48
  Shareholder Servicing Fees Class B Shares ............          17           9                --
  Administrative Fee ...................................         212         372                44
  Custodian Fees .......................................          14          25                 3
  Trustees Fees ........................................           6          12                 1
  Chief Compliance Officer Fees ........................           3           5                 1
  Distribution Fees Class A Shares .....................          82          40                48
  Distribution Fees Class B Shares .....................          51          28               103
  Distribution Fees Class C Shares .....................         103           8                --
  Registration Fees ....................................          23          39                 2
  Professional Fees ....................................          25          44                 5
  Transfer Agent Fees ..................................          18          33                 4
  Printing Fees ........................................          13          23                 3
  Insurance Fees .......................................           1           4                --
  Miscellaneous Fees ...................................           4           7                 1
                                                           ---------    --------    --------------
            Total Expenses .............................       2,298       2,746               322
                                                           ---------    --------    --------------
  Less: Waivers and Reduction of Expenses
            Investment Adviser Fees ....................          (1)         (1)              (33)
            Shareholder Servicing Fees .................        (129)       (256)              (38)
            Administrative Fees ........................         (35)        (62)               (7)
            Reduction of Expenses (1) ..................         (12)        (21)               (3)
                                                           ---------    --------    --------------
  Total Waivers and Reduction of Expenses ..............        (177)       (340)              (81)
                                                           ---------    --------    --------------
  Total Net Expenses ...................................       2,121       2,406               241
                                                           ---------    --------    --------------
  Net Investment Income (Loss) .........................       1,975       3,765               817
                                                           ---------    --------    --------------
Net Realized Gain (Loss) on Investments ................      15,759      30,316                --
Net Realized Gain on Investments in Affiliated Funds ...          --          --             2,554
Net Realized Loss on Foreign Currency ..................          --          --                --
Net Realized Gain on Written Option Contracts (2) ......          --          13                --
Change in Unrealized Appreciation (Depreciation)
  on Investments .......................................      18,285      32,590                --
Change in Unrealized Appreciation
  on Investments in Affiliated Funds ...................          --          --             3,369
Change in Unrealized Appreciation
  on Foreign Currency ..................................          --          --                --
Change in Unrealized Depreciation
  on Written Options (2) ...............................          --         (13)               --
                                                           ---------    --------    --------------
Net Realized and Unrealized Gain on Investments ........      34,044      62,906             5,923
                                                           ---------    --------    --------------
Increase in Net Assets Resulting from Operations .......   $  36,019    $ 66,671    $        6,740
                                                           =========    ========    ==============

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE, $0 OR HAVE BEEN ROUNDED TO $0.
 + INCLUDES INCOME FROM SECURITIES LENDING PROGRAM (SEE NOTE 6 IN NOTES TO FINANCIAL STATEMENTS).
(1)   SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS.
(2)   SEE NOTE 8 IN NOTES TO FINANCIAL STATEMENTS.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                            WWW.HIGHMARKFUNDS.COM                            111

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENTS OF OPERATIONS (000)
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2007 (UNAUDITED)

                                                                      DIVERSIFIED    GROWTH &      INCOME
                                                                        EQUITY        INCOME        PLUS
                                                                      ALLOCATION    ALLOCATION   ALLOCATION      BOND
                                                                         FUND          FUND         FUND         FUND
                                                                      -----------   ----------   ----------   ----------
Interest Income ...................................................   $        --   $       35   $        6   $  11,049+
Dividend Income ...................................................            --           --           --           6
Income from Investments in Affiliated Funds .......................            14          982          125          --
Less: Foreign Taxes Withheld, Net of Reclaims .....................            --           --           --          --
                                                                      -----------   ----------   ----------   ---------
            Total Investment Income ...............................            14        1,017          131      11,055
                                                                      -----------   ----------   ----------   ---------
Expenses:
  Investment Adviser Fee ..........................................            --           53            7       1,031
  Shareholder Servicing Fees Fiduciary Shares .....................            --           --           --         463
  Shareholder Servicing Fees Class A Shares .......................            --           48            6          44
  Shareholder Servicing Fees Class B Shares .......................            --           --           --           8
  Administrative Fee ..............................................            16           40            6         310
  Custodian Fees ..................................................            --            3           --          21
  Trustees Fees ...................................................            --            1           --          10
  Chief Compliance Officer Fees ...................................            --            1           --           4
  Distribution Fees Class A Shares ................................            --           48            6          44
  Distribution Fees Class B Shares ................................            --           --           --          25
  Distribution Fees Class C Shares ................................            --           74           14           1
  Distribution Fees Class S Shares ................................            --           --           --          --
  Professional Fees ...............................................             1            5            1          48
  Transfer Agent Fees .............................................             1            3           --          27
  Printing Fees ...................................................             1            2           --          20
  Registration Fees ...............................................            --            1           --           8
  Insurance Fees ..................................................            --           --           --           6
  Miscellaneous Fees ..............................................            --            1           --          18
                                                                      -----------   ----------   ----------   ---------
            Total Expenses ........................................            19          280           40       2,088
                                                                      -----------   ----------   ----------   ---------

  Less: Waivers and Reduction of Expenses
            Investment Adviser Fees ...............................            --          (32)          (2)        (38)
            Reimbursement from Investment Adviser .................           (18)          --           --          --
            Shareholder Servicing Fees ............................            --          (38)          (5)       (368)
            Administrative Fees ...................................            --           (7)          (1)        (51)
            Reduction of Expenses (1) .............................            --           (2)          --         (18)
                                                                      -----------   ----------   ----------   ---------
  Total Waivers and Reduction of Expenses .........................           (18)         (79)          (8)       (475)
                                                                      -----------   ----------   ----------   ---------
  Total Net Expenses ..............................................             1          201           32       1,613
                                                                      -----------   ----------   ----------   ---------
Net Investment Income .............................................            13          816           99       9,442
                                                                      -----------   ----------   ----------   ---------
Net Realized Gain (Loss) on Investments ...........................            --           --           --       1,497
Net Realized Gain on Investments in Affiliated Funds ..............            48        1,760          113          --
Change in Unrealized Appreciation (Depreciation) on Investments ...            --           --           --       3,005
Change in Unrealized Appreciation (Depreciation) on Investments in
  Affiliated Funds ................................................           (12)       2,432          244          --
                                                                      -----------   ----------   ----------   ---------
Net Realized and Unrealized Gain on Investments ...................            36        4,192          357       4,502
                                                                      -----------   ----------   ----------   ---------
Increase in Net Assets Resulting from Operations ..................   $        49   $    5,008   $      456   $  13,944
                                                                      ===========   ==========   ==========   =========

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE, $0 OR HAVE BEEN ROUNDED TO $0.
 + INCLUDES INCOME FROM SECURITIES LENDING PROGRAM (SEE NOTE 6 IN NOTES TO FINANCIAL STATEMENTS).
(1)   SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

112                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

                                                                        CALIFORNIA       NATIONAL                   CALIFORNIA
                                                                       INTERMEDIATE    INTERMEDIATE   SHORT TERM     TAX-FREE
                                                                      TAX-FREE BOND   TAX-FREE BOND      BOND      MONEY MARKET
                                                                           FUND            FUND          FUND          FUND
                                                                      -------------   -------------   ----------   ------------
Interest Income ...................................................   $       2,819   $       1,635   $    1,009+  $      9,392
Dividend Income ...................................................              --              --           --              4
Income from Investments in Affiliated Funds .......................              --              --           --             --
Less: Foreign Taxes Withheld, Net of Reclaims .....................              --              --           --             --
                                                                      -------------   -------------   ----------   ------------
            Total Investment Income ...............................           2,819           1,635        1,009          9,396
                                                                      -------------   -------------   ----------   ------------
Expenses:
  Investment Adviser Fee ..........................................             339             194           88            808
  Shareholder Servicing Fees Fiduciary Shares .....................             118              93           50            253
  Shareholder Servicing Fees Class A Shares .......................              44               4            2            368
  Shareholder Servicing Fees Class B Shares .......................               7              --           --             --
  Administrative Fee ..............................................             102              58           33            404
  Custodian Fees ..................................................               7               4            2             27
  Trustees Fees ...................................................               3               2            1             12
  Chief Compliance Officer Fees ...................................               1               1           --              5
  Distribution Fees Class A Shares ................................              44               4            2            368
  Distribution Fees Class B Shares ................................              20              --            9             --
  Distribution Fees Class C Shares ................................               2              --           --             --
  Distribution Fees Class S Shares ................................              --              --           --            116
  Professional Fees ...............................................              12               7            4             46
  Transfer Agent Fees .............................................               9               5            3             34
  Printing Fees ...................................................               6               4            2             23
  Registration Fees ...............................................              20              12            3             14
  Insurance Fees ..................................................              --               1           --              4
  Miscellaneous Fees ..............................................              16               9            7             11
                                                                      -------------   -------------   ----------   ------------
            Total Expenses ........................................             750             398          206          2,493
                                                                      -------------   -------------   ----------   ------------

  Less: Waivers and Reduction of Expenses
            Investment Adviser Fees ...............................            (192)           (194)          (1)          (154)
            Reimbursement from Investment Adviser .................              --              (1)          --             --
            Shareholder Servicing Fees ............................            (130)            (78)         (45)          (497)
            Administrative Fees ...................................             (17)            (10)          (6)           (67)
            Reduction of Expenses (1) .............................              (6)             (3)          (2)           (23)
                                                                      -------------   -------------   ----------   ------------
  Total Waivers and Reduction of Expenses .........................            (345)           (286)         (54)          (741)
                                                                      -------------   -------------   ----------   ------------
  Total Net Expenses ..............................................             405             112          152          1,752
                                                                      -------------   -------------   ----------   ------------
Net Investment Income .............................................           2,414           1,523          857          7,644
                                                                      -------------   -------------   ----------   ------------
Net Realized Gain (Loss) on Investments ...........................             121              24          (34)            --
Net Realized Gain on Investments in Affiliated Funds ..............              --              --           --             --
Change in Unrealized Appreciation (Depreciation) on Investments ...             (45)            131          213             --
Change in Unrealized Appreciation (Depreciation) on Investments
   in Affiliated Funds ............................................              --              --           --             --
                                                                      -------------   -------------   ----------   ------------
Net Realized and Unrealized Gain on Investments ...................              76             155          179             --
                                                                      -------------   -------------   ----------   ------------
Increase in Net Assets Resulting from Operations ..................   $       2,490   $       1,678   $    1,036   $      7,644
                                                                      =============   =============   ==========   ============


                                                                       DIVERSIFIED   U.S. GOVERNMENT   100% U.S. TREASURY
                                                                      MONEY MARKET    MONEY MARKET        MONEY MARKET
                                                                          FUND            FUND               FUND
                                                                      ------------   ---------------   ------------------
Interest Income ...................................................   $     79,499   $        14,416   $           18,999
Dividend Income ...................................................             --                --                   --
Income from Investments in Affiliated Funds .......................             --                --                   --
Less: Foreign Taxes Withheld, Net of Reclaims .....................             --                --                   --
                                                                      ------------   ---------------   ------------------
            Total Investment Income ...............................         79,499            14,416               18,999
                                                                      ------------   ---------------   ------------------
Expenses:
  Investment Adviser Fee ..........................................          4,410               812                1,135
  Shareholder Servicing Fees Fiduciary Shares .....................          2,200               500                  441
  Shareholder Servicing Fees Class A Shares .......................            934                36                  175
  Shareholder Servicing Fees Class B Shares .......................             --                 1                   --
  Administrative Fee ..............................................          2,205               406                  568
  Custodian Fees ..................................................            147                27                   38
  Trustees Fees ...................................................             57                13                   18
  Chief Compliance Officer Fees ...................................             30                 6                    8
  Distribution Fees Class A Shares ................................            934                36                  175
  Distribution Fees Class B Shares ................................             --                 3                   --
  Distribution Fees Class C Shares ................................             --                --                   --
  Distribution Fees Class S Shares ................................          1,192               309                  725
  Professional Fees ...............................................            314                49                   68
  Transfer Agent Fees .............................................            194                35                   48
  Printing Fees ...................................................            140                25                   35
  Registration Fees ...............................................            107                53                   42
  Insurance Fees ..................................................             26                 4                    7
  Miscellaneous Fees ..............................................             33                28                    8
                                                                      ------------   ---------------   ------------------
            Total Expenses ........................................         12,923             2,343                3,491
                                                                      ------------   ---------------   ------------------

  Less: Waivers and Reduction of Expenses
            Investment Adviser Fees ...............................           (187)              (83)                 (51)
            Reimbursement from Investment Adviser .................             --                --                   --
            Shareholder Servicing Fees ............................         (2,508)             (428)                (493)
            Administrative Fees ...................................           (367)              (68)                 (95)
            Reduction of Expenses (1) .............................           (126)              (23)                 (32)
                                                                      ------------   ---------------   ------------------
  Total Waivers and Reduction of Expenses .........................         (3,188)             (602)                (671)
                                                                      ------------   ---------------   ------------------
  Total Net Expenses ..............................................          9,735             1,741                2,820
                                                                      ------------   ---------------   ------------------
Net Investment Income .............................................         69,764            12,675               16,179
                                                                      ------------   ---------------   ------------------
Net Realized Gain (Loss) on Investments ...........................             --                --                    5
Net Realized Gain on Investments in Affiliated Funds ..............             --                --                   --
Change in Unrealized Appreciation (Depreciation) on Investments ...             --                --                   --
Change in Unrealized Appreciation (Depreciation) on Investments
   in Affiliated Funds ............................................             --                --                   --
                                                                      ------------   ---------------   ------------------
Net Realized and Unrealized Gain on Investments ...................             --                --                    5
                                                                      ------------   ---------------   ------------------
Increase in Net Assets Resulting from Operations ..................   $     69,764   $        12,675   $           16,184
                                                                      ============   ===============   ==================

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE, $0 OR HAVE BEEN ROUNDED TO $0.
 + INCLUDES INCOME FROM SECURITIES LENDING PROGRAM (SEE NOTE 6 IN NOTES TO FINANCIAL STATEMENTS).
(1)   SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                          113

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENTS OF CHANGES IN NET ASSETS (000)
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2007 (UNAUDITED), FOR THE YEARS OR PERIODS ENDED JULY 31, 2006 AND FOR THE YEARS ENDED SEPTEMBER 30, 2005

                                                                          BALANCED                    COGNITIVE VALUE
                                                                           FUND                            FUND
                                                                ------------------------  ---------------------------------------
                                                                  08/01/06     08/01/05     08/01/06   10/01/05 (5)  10/01/04 (6)
                                                                TO 01/31/07  TO 07/31/06  TO 01/31/07  TO 07/31/06   TO 09/30/05
                                                                ------------------------  ---------------------------------------
Investment Activities:
   Net Investment Income (Loss) ...........................     $       429  $     1,006  $       234  $        384  $        203
   Net Realized Gain (Loss) on Investments ................           2,118        2,442        6,890         9,616        11,222
   Net Realized Loss on Foreign Currency ..................              --           --           --            --            --
   Net Realized Gain (Loss) on Futures Contracts ..........              --          150           --            --            --
   Change in Unrealized Appreciation
     (Depreciation) on Investments ........................           1,800       (1,797)       5,288        (1,351)        1,276
   Change in Unrealized Appreciation on Foreign
     Currency .............................................              --           --           --            --            --
                                                                -----------  -----------  -----------  ------------  ------------
Net Increase (Decrease) in Net Assets Resulting
   From Operations ........................................           4,347        1,801       12,412         8,649        12,701
                                                                -----------  -----------  -----------  ------------  ------------

Dividends and Distribution:
   Net Investment Income:
     Fiduciary Shares .....................................            (366)        (863)         (20)           --            --
     Class A Shares .......................................             (59)        (120)         (14)           --            --
     Class B Shares .......................................             (16)         (36)          --            --            --
     Class C Shares .......................................              (2)          (4)          --            --            --
     Class M Shares .......................................              --           --         (458)         (212)         (159)
   Capital Gains:
     Fiduciary Shares .....................................          (1,064)          --         (445)           --            --
     Class A Shares .......................................            (190)          --         (344)           --            --
     Class B Shares .......................................             (78)          --           --            --            --
     Class C Shares .......................................             (10)          --           --            --            --
     Class M Shares .......................................              --           --      (10,512)      (11,055)       (7,505)
                                                                -----------  -----------  -----------  ------------  ------------
       Total Dividends and Distributions ..................          (1,785)      (1,023)     (11,793)      (11,267)       (7,664)
                                                                -----------  -----------  -----------  ------------  ------------
Change in Net Assets ......................................           2,562          778          619        (2,618)        5,037
                                                                -----------  -----------  -----------  ------------  ------------
Share Transactions: (1)
   Fiduciary Shares: (2)
     Proceeds from Shares Issued ..........................           2,389        7,230        2,642         1,735            --
     Reinvestment of Dividends and Distributions ..........           1,430          863          465            --            --
     Cost of Shares Redeemed ..............................          (8,570)     (30,376)          --            --            --
                                                                -----------  -----------  -----------  ------------  ------------
       Total Fiduciary Share Transactions .................          (4,751)     (22,283)       3,107         1,735            --
                                                                -----------  -----------  -----------  ------------  ------------
   Class A Shares: (3)
     Proceeds from Shares Issued ..........................             331          592        3,266           492            --
     Reinvestment of Dividends and Distributions ..........             240          116          356            --            --
     Cost of Shares Redeemed ..............................            (912)      (1,181)        (343)           --            --
     Redemption Fees ......................................              --           --           --            --            --
                                                                -----------  -----------  -----------  ------------  ------------
       Total Class A Share Transactions ...................            (341)        (473)       3,279           492            --
                                                                -----------  -----------  -----------  ------------  ------------
   Class B Shares:
     Proceeds from Shares Issued ..........................              --           89           --            --            --
     Reinvestment of Dividends and Distributions ..........              90           34           --            --            --
     Cost of Shares Redeemed ..............................            (552)        (858)          --            --            --
                                                                -----------  -----------  -----------  ------------  ------------
       Total Class B Share Transactions ...................            (462)        (735)          --            --            --
                                                                -----------  -----------  -----------  ------------  ------------
   Class C Shares: (4)
     Proceeds from Shares Issued ..........................              15          138           10             3            --
     Reinvestment of Dividends and Distributions ..........              12            4           --            --            --
     Cost of Shares Redeemed ..............................              (1)        (145)          (3)           --            --
                                                                -----------  -----------  -----------  ------------  ------------
       Total Class C Share Transactions ...................              26           (3)           7             3            --
                                                                -----------  -----------  -----------  ------------  ------------
   Class M Shares:
     Proceeds from Shares Issued ..........................              --           --        2,999         6,195         8,617
     Reinvestment of Dividends and Distributions ..........              --           --       10,101        10,446         7,033
     Cost of Shares Redeemed ..............................              --           --       (2,547)       (8,852)       (7,565)
                                                                -----------  -----------  -----------  ------------  ------------
       Total Class M Share Transactions ...................              --           --       10,553         7,789         8,085
                                                                -----------  -----------  -----------  ------------  ------------
Net Increase (Decrease) in Net Assets From Share
   Transactions ...........................................          (5,528)     (23,494)      16,946        10,019         8,085
                                                                -----------  -----------  -----------  ------------  ------------
       Total Increase (Decrease) in Net Assets ............          (2,966)     (22,716)      17,565         7,401        13,122
                                                                -----------  -----------  -----------  ------------  ------------
Net Assets:
   Beginning of Period ....................................          48,063       70,779       93,866        86,465        73,343
                                                                -----------  -----------  -----------  ------------  ------------
   End of Period ..........................................     $    45,097  $    48,063  $   111,431  $     93,866  $     86,465
                                                                ===========  ===========  ===========  ============  ============
Undistributed Net Investment Income
   (Distributions in Excess of Net Investment Income/
   Accumulated Net Investment Loss) .......................     $       (14) $        --  $       (71) $        187  $         53
                                                                ===========  ===========  ===========  ============  ============

                                                                                          CORE EQUITY
                                                                                             FUND
                                                                                  --------------------------
                                                                                   08/01/06       08/01/05
                                                                                  TO 01/31/07    TO 07/31/06
                                                                                  --------------------------
Investment Activities:
   Net Investment Income (Loss) .............................................     $       714  $       1,137
   Net Realized Gain (Loss) on Investments ..................................           6,328         10,112
   Net Realized Loss on Foreign Currency ....................................              --             --
   Net Realized Gain (Loss) on Futures Contracts ............................              --             (3)
   Change in Unrealized Appreciation (Depreciation) on
     Investments ............................................................          11,236         (1,170)
   Change in Unrealized Appreciation on Foreign Currency ....................              --             --
                                                                                  -----------  -------------
Net Increase (Decrease) in Net Assets Resulting From Operations .............          18,278         10,076
                                                                                  -----------  -------------
Dividends and Distribution:
   Net Investment Income:
     Fiduciary Shares .......................................................            (686)        (1,110)
     Class A Shares .........................................................             (17)           (24)
     Class B Shares .........................................................              (7)            (9)
     Class C Shares .........................................................              (1)            (1)
     Class M Shares .........................................................              --             --
   Capital Gains:
     Fiduciary Shares .......................................................              --             --
     Class A Shares .........................................................              --             --
     Class B Shares .........................................................              --             --
     Class C Shares .........................................................              --             --
     Class M Shares .........................................................              --             --
                                                                                  -----------  -------------
       Total Dividends and Distributions ....................................            (711)        (1,144)
                                                                                  -----------  -------------
Change in Net Assets ........................................................          17,567          8,932
                                                                                  -----------  -------------
Share Transactions: (1)
   Fiduciary Shares: (2)
     Proceeds from Shares Issued ............................................           9,427         15,592
     Reinvestment of Dividends and Distributions ............................             209            278
     Cost of Shares Redeemed ................................................          (7,388)       (20,005)
                                                                                  -----------  -------------
       Total Fiduciary Share Transactions ...................................           2,248         (4,135)
                                                                                  -----------  -------------
   Class A Shares: (3)
     Proceeds from Shares Issued ............................................           4,399            317
     Reinvestment of Dividends and Distributions ............................              17             23
     Cost of Shares Redeemed ................................................            (635)          (858)
     Redemption Fees ........................................................              --             --
                                                                                  -----------  -------------
       Total Class A Share Transactions .....................................           3,781           (518)
                                                                                  -----------  -------------
   Class B Shares:
     Proceeds from Shares Issued ............................................              10             21
     Reinvestment of Dividends and Distributions ............................               7              9
     Cost of Shares Redeemed ................................................            (127)          (588)
                                                                                  -----------  -------------
       Total Class B Share Transactions .....................................            (110)          (558)
                                                                                  -----------  -------------
   Class C Shares: (4)
     Proceeds from Shares Issued ............................................             157             42
     Reinvestment of Dividends and Distributions ............................               1              1
     Cost of Shares Redeemed ................................................              (4)           (36)
                                                                                  -----------  -------------
       Total Class C Share Transactions .....................................             154              7
                                                                                  -----------  -------------
   Class M Shares:
     Proceeds from Shares Issued ............................................              --             --
     Reinvestment of Dividends and Distributions ............................              --             --
     Cost of Shares Redeemed ................................................              --             --
                                                                                  -----------  -------------
       Total Class M Share Transactions .....................................              --             --
                                                                                  -----------  -------------
Net Increase (Decrease) in Net Assets From Share Transactions ...............           6,073         (5,204)
                                                                                  -----------  -------------
       Total Increase (Decrease) in Net Assets ..............................          23,640          3,728
                                                                                  -----------  -------------
Net Assets:
   Beginning of Period ......................................................         116,496        112,768
                                                                                  -----------  -------------
   End of Period ............................................................     $   140,136  $     116,496
                                                                                  ===========  =============
Undistributed Net Investment Income
   (Distributions in Excess of Net Investment Income/
   Accumulated Net Investment Loss) .........................................     $        10  $           7
                                                                                  ===========  =============


AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE, $0 OR HAVE BEEN ROUNDED TO $0.
  * INCLUDES REALIZED GAINS OR REDEMPTIONS AS A RESULT OF AN IN-KIND TRANSACTION (SEE NOTE 10 IN NOTES TO FINANCIAL STATEMENTS).
(1)   FOR SHARE TRANSACTIONS, SEE NOTE 12 IN NOTES TO FINANCIAL STATEMENTS.
(2) FIDUCIARY SHARES COMMENCED OPERATIONS ON JULY 3, 2006 FOR THE COGNITIVE VALUE FUND AND ON APRIL 4, 2006 FOR THE INTERNATIONAL OPPORTUNITIES FUND.
(3) CLASS A SHARES COMMENCED OPERATIONS ON APRIL 3, 2006 FOR THE COGNITIVE VALUE, ENHANCED GROWTH AND INTERNATIONAL OPPORTUNITIES FUNDS.
(4) CLASS C SHARES COMMENCED OPERATIONS ON APRIL 3, 2006 FOR THE COGNITIVE VALUE, ENHANCED GROWTH AND INTERNATIONAL OPPORTUNITIES FUNDS.
(5) FOR THE TEN MONTH PERIOD ENDED JULY 31, 2006. ON APRIL 3, 2006, HIGHMARK FUNDS ACQUIRED THE ASSETS AND ASSUMED THE IDENTIFIED LIABILITIES OF BAILARD COGNITIVE VALUE FUND, BAILARD ENHANCED GROWTH FUND AND BAILARD INTERNATIONAL EQUITY FUND (THE "BAILARD FUNDS") (SEE NOTE 9 IN NOTES TO FINANCIAL STATEMENTS). THE FISCAL YEAR END OF THE BAILARD FUNDS, THE PREDECESSOR FUNDS TO HIGHMARK COGNITIVE VALUE FUND, HIGHMARK ENHANCED GROWTH FUND AND HIGHMARK INTERNATIONAL OPPORTUNITIES FUND, WAS SEPTEMBER
      30. THE FISCAL YEAR END OF THE SUCCESSOR HIGHMARK FUNDS IS JULY 31.
(6)   FOR THE YEAR ENDED SEPTEMBER 30.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

114                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

                                                               ENHANCED GROWTH                   INTERNATIONAL OPPORTUNITIES
                                                                   FUND                                    FUND
                                                 ----------------------------------------  ----------------------------------------
                                                   08/01/06    10/01/05 (5)  10/01/04 (6)    08/01/06   10/01/05 (5)   10/01/04 (6)
                                                 TO 01/31/07   TO 07/31/06   TO 09/30/05   TO 01/31/07  TO 07/31/06    TO 09/30/05
                                                 ----------------------------------------  ----------------------------------------
Investment Activities:
   Net Investment Income (Loss) ...............  $      (311) $        (499) $        432  $       728  $      2,302   $      1,823
   Net Realized Gain (Loss) on Investments ....          625         11,121          (563)       2,685        23,804         24,936
   Net Realized Loss on Foreign Currency ......           --             --            --           --            (2)            --
   Net Realized Gain (Loss) on Futures
     Contracts ................................           --             --            --           --            --             --
   Change in Unrealized Appreciation
     (Depreciation) on Investments ............       19,802        (21,123)       11,338       31,375         4,009         18,479
   Change in Unrealized Appreciation on
     Foreign Currency .........................           --             --            --           --             4             --
                                                 -----------  -------------  ------------  -----------  ------------   ------------
   Net Increase (Decrease) in Net Assets
     Resulting From Operations ................       20,116        (10,501)       11,207       34,788        30,117         45,238
                                                 -----------  -------------  ------------  -----------  ------------   ------------
Dividends and Distribution:
   Net Investment Income:
     Fiduciary Shares .........................           --             --            --         (352)           --             --
     Class A Shares ...........................           --             --            --          (86)           --             --
     Class B Shares ...........................           --             --            --           --            --             --
     Class C Shares ...........................           --             --            --          (21)           --             --
     Class M Shares ...........................           --             --        (1,056)      (3,461)       (3,254)        (1,567)
   Capital Gains:
     Fiduciary Shares .........................           --             --            --       (2,072)           --             --
     Class A Shares ...........................           --             --            --         (388)           --             --
     Class B Shares ...........................           --             --            --           --            --             --
     Class C Shares ...........................           --             --            --         (160)           --             --
     Class M Shares ...........................           --             --            --      (20,527)       (4,193)            --
                                                 -----------  -------------  ------------  -----------  ------------   ------------
       Total Dividends and Distributions ......           --             --        (1,056)     (27,067)       (7,447)        (1,567)
                                                 -----------  -------------  ------------  -----------  ------------   ------------
Change in Net Assets ..........................       20,116        (10,501)       10,151        7,721        22,670         43,671
                                                 -----------  -------------  ------------  -----------  ------------   ------------
Share Transactions: (1)
   Fiduciary Shares: (2)
     Proceeds from Shares Issued ..............           --             --            --       11,083        13,738             --
     Reinvestment of Dividends and
       Distributions ..........................           --             --            --        2,206            --             --
     Cost of Shares Redeemed ..................           --             --            --         (134)           --             --
                                                 -----------  -------------  ------------  -----------  ------------   ------------
       Total Fiduciary Share Transactions .....           --             --            --       13,155        13,738             --
                                                 -----------  -------------  ------------  -----------  ------------   ------------
   Class A Shares: (3)
     Proceeds from Shares Issued ..............           21             41            --        6,490         2,063             --
     Reinvestment of Dividends and
       Distributions ..........................           --             --            --          402            --             --
     Cost of Shares Redeemed ..................           --             --            --         (378)         (125)            --
     Redemption Fees ..........................           --             --            --            1             2             --
                                                 -----------  -------------  ------------  -----------  ------------   ------------
       Total Class A Share Transactions .......           21             41            --        6,515         1,940             --
                                                 -----------  -------------  ------------  -----------  ------------   ------------
   Class B Shares:
     Proceeds from Shares Issued ..............           --             --            --           --            --             --
     Reinvestment of Dividends and
       Distributions ..........................           --             --            --           --            --             --
     Cost of Shares Redeemed ..................           --             --            --           --            --             --
                                                 -----------  -------------  ------------  -----------  ------------   ------------
       Total Class B Share Transactions .......           --             --            --           --            --             --
                                                 -----------  -------------  ------------  -----------  ------------   ------------
   Class C Shares: (4)
     Proceeds from Shares Issued ..............            8             --            --        1,211           783             --
     Reinvestment of Dividends and
       Distributions ..........................           --             --            --          153            --             --
     Cost of Shares Redeemed ..................           --             --            --         (229)          (51)            --
                                                 -----------  -------------  ------------  -----------  ------------   ------------
       Total Class C Share Transactions .......            8             --            --        1,135           732             --
                                                 -----------  -------------  ------------  -----------  ------------   ------------
   Class M Shares:
     Proceeds from Shares Issued ..............        6,095         10,144        59,106       16,734        18,186         25,653
     Reinvestment of Dividends and
       Distributions ..........................           --             --           974       20,931         6,487          1,190
     Cost of Shares Redeemed ..................      (18,974)        (8,204)       (8,169)      (3,225)      (15,563)       (59,261)
                                                 -----------  -------------  ------------  -----------  ------------   ------------
       Total Class M Share Transactions .......      (12,879)         1,940        51,911       34,440         9,110        (32,418)
                                                 -----------  -------------  ------------  -----------  ------------   ------------
Net Increase (Decrease) in Net Assets
   From Share Transactions ....................      (12,850)         1,981        51,911       55,245        25,520        (32,418)
                                                 -----------  -------------  ------------  -----------  ------------   ------------
       Total Increase (Decrease) in Net
         Assets ...............................        7,266         (8,520)       62,062       62,966        48,190         11,253
                                                 -----------  -------------  ------------  -----------  ------------   ------------
Net Assets:
   Beginning of Period ........................      120,733        129,253        67,191      218,239       170,049        158,796
                                                 -----------  -------------  ------------  -----------  ------------   ------------
   End of Period ..............................  $   127,999  $     120,733  $    129,253  $   281,205  $    218,239   $    170,049
                                                 ===========  =============  ============  ===========  ============   ============
Undistributed Net Investment Income
   (Distributions in Excess of Net Investment
   Income/ Accumulated Net Investment Loss) ...  $      (533) $        (222) $       (296) $    (1,656) $      1,536  $       1,775
                                                 ===========  =============  ============  ===========  ============  =============

                                                                               LARGE CAP GROWTH           LARGE CAP VALUE
                                                                                     FUND                       FUND
                                                                          -------------------------    --------------------------
                                                                            08/01/06      08/01/05       08/01/06       08/01/05
                                                                          TO 01/31/07   TO 07/31/06    TO 01/31/07    TO 07/31/06
                                                                          -------------------------    --------------------------
Investment Activities:
   Net Investment Income (Loss) ........................................  $        52   $         7    $     1,945    $     2,773
   Net Realized Gain (Loss) on Investments .............................       16,300        18,947*        10,609         20,846
   Net Realized Loss on Foreign Currency ...............................           --            --             --             --
   Net Realized Gain (Loss) on Futures Contracts .......................           --            --             --             --
   Change in Unrealized Appreciation (Depreciation) on Investments .....       (1,996)      (14,091)        29,655          1,846
   Change in Unrealized Appreciation on Foreign Currency ...............           --            --             --             --
                                                                          -----------   -----------    -----------    -----------
Net Increase (Decrease) in Net Assets Resulting From Operations ........       14,356         4,863         42,209         25,465
                                                                          -----------   -----------    -----------    -----------
Dividends and Distribution:
   Net Investment Income:
     Fiduciary Shares ..................................................         (130)         (256)        (1,110)        (1,782)
     Class A Shares ....................................................           --            (8)          (689)        (1,018)
     Class B Shares ....................................................           --            --             (8)           (17)
     Class C Shares ....................................................           --            --            (16)           (25)
     Class M Shares ....................................................           --            --             --             --
   Capital Gains:
     Fiduciary Shares ..................................................           --            --             --             --
     Class A Shares ....................................................           --            --             --             --
     Class B Shares ....................................................           --            --             --             --
     Class C Shares ....................................................           --            --             --             --
     Class M Shares ....................................................           --            --             --             --
                                                                          -----------   -----------    -----------    -----------
       Total Dividends and Distributions ...............................         (130)         (264)        (1,823)        (2,842)
                                                                          -----------   -----------    -----------    -----------
Change in Net Assets ...................................................       14,226         4,599         40,386         22,623
                                                                          -----------   -----------    -----------    -----------
Share Transactions: (1)
   Fiduciary Shares: (2)
     Proceeds from Shares Issued .......................................       10,428        21,435         29,514         65,766
     Reinvestment of Dividends and Distributions .......................           84           171            795          1,267
     Cost of Shares Redeemed ...........................................      (16,186)      (52,037)*      (16,414)       (35,365)
                                                                          -----------   -----------    -----------    -----------
       Total Fiduciary Share Transactions ..............................       (5,674)      (30,431)        13,895         31,668
                                                                          -----------   -----------    -----------    -----------
   Class A Shares: (3)
     Proceeds from Shares Issued .......................................          547         3,512         20,783         86,547
     Reinvestment of Dividends and Distributions .......................           --             7            622            885
     Cost of Shares Redeemed ...........................................       (2,830)       (5,431)       (14,535)       (24,276)
     Redemption Fees ...................................................           --            --             --              7
                                                                          -----------   -----------    -----------    -----------
       Total Class A Share Transactions ................................       (2,283)       (1,912)         6,870         63,163
                                                                          -----------   -----------    -----------    -----------
   Class B Shares:
     Proceeds from Shares Issued .......................................           --           137            105            186
     Reinvestment of Dividends and Distributions .......................           --            --              6             14
     Cost of Shares Redeemed ...........................................       (1,094)       (2,055)          (306)        (1,503)
                                                                          -----------   -----------    -----------    -----------
       Total Class B Share Transactions ................................       (1,094)       (1,918)          (195)        (1,303)
                                                                          -----------   -----------    -----------    -----------
   Class C Shares: (4)
     Proceeds from Shares Issued .......................................          176           179          1,074          2,057
     Reinvestment of Dividends and Distributions .......................           --            --             15             24
     Cost of Shares Redeemed ...........................................         (350)         (313)          (564)        (1,192)
                                                                          -----------   -----------    -----------    -----------
       Total Class C Share Transactions ................................         (174)         (134)           525            889
                                                                          -----------   -----------    -----------    -----------
   Class M Shares:
     Proceeds from Shares Issued .......................................           --            --             --             --
     Reinvestment of Dividends and Distributions .......................           --            --             --             --
     Cost of Shares Redeemed ...........................................           --            --             --             --
                                                                          -----------   -----------    -----------    -----------
       Total Class M Share Transactions ................................           --            --             --             --
                                                                          -----------   -----------    -----------    -----------
Net Increase (Decrease) in Net Assets From Share Transactions ..........       (9,225)      (34,395)        21,095         94,417
                                                                          -----------   -----------    -----------    -----------
       Total Increase (Decrease) in Net Assets .........................        5,001       (29,796)        61,481        117,040
                                                                          -----------   -----------    -----------    -----------
Net Assets:
   Beginning of Period .................................................      128,086       157,882        311,494        194,454
                                                                          -----------   -----------    -----------    -----------
   End of Period .......................................................  $   133,087   $   128,086    $   372,975    $   311,494
                                                                          ===========   ===========    ===========    ===========
Undistributed Net Investment Income
   (Distributions in Excess of Net Investment Income/
   Accumulated Net Investment Loss) ....................................  $       (72)  $         6    $       124    $         2
                                                                          ===========   ===========    ===========    ===========

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE, $0 OR HAVE BEEN ROUNDED TO $0.
  * INCLUDES REALIZED GAINS OR REDEMPTIONS AS A RESULT OF AN IN-KIND TRANSACTION (SEE NOTE 10 IN NOTES TO FINANCIAL STATEMENTS).
(1)   FOR SHARE TRANSACTIONS, SEE NOTE 12 IN NOTES TO FINANCIAL STATEMENTS.
(2) FIDUCIARY SHARES COMMENCED OPERATIONS ON JULY 3, 2006 FOR THE COGNITIVE VALUE FUND AND ON APRIL 4, 2006 FOR THE INTERNATIONAL OPPORTUNITIES FUND.
(3) CLASS A SHARES COMMENCED OPERATIONS ON APRIL 3, 2006 FOR THE COGNITIVE VALUE, ENHANCED GROWTH AND INTERNATIONAL OPPORTUNITIES FUNDS.
(4) CLASS C SHARES COMMENCED OPERATIONS ON APRIL 3, 2006 FOR THE COGNITIVE VALUE, ENHANCED GROWTH AND INTERNATIONAL OPPORTUNITIES FUNDS.
(5) FOR THE TEN MONTH PERIOD ENDED JULY 31, 2006. ON APRIL 3, 2006, HIGHMARK FUNDS ACQUIRED THE ASSETS AND ASSUMED THE IDENTIFIED LIABILITIES OF BAILARD COGNITIVE VALUE FUND, BAILARD ENHANCED GROWTH FUND AND BAILARD INTERNATIONAL EQUITY FUND (THE "BAILARD FUNDS") (SEE NOTE 9 IN NOTES TO FINANCIAL STATEMENTS). THE FISCAL YEAR END OF THE BAILARD FUNDS, THE PREDECESSOR FUNDS TO HIGHMARK COGNITIVE VALUE FUND, HIGHMARK ENHANCED GROWTH FUND AND HIGHMARK INTERNATIONAL OPPORTUNITIES FUND, WAS SEPTEMBER
      30. THE FISCAL YEAR END OF THE SUCCESSOR HIGHMARK FUNDS IS JULY 31.
(6)   FOR THE YEAR ENDED SEPTEMBER 30.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                          115

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENTS OF CHANGES IN NET ASSETS (000)
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2007 (UNAUDITED) AND FOR THE YEAR ENDED JULY 31, 2006

                                                                SMALL CAP GROWTH             SMALL CAP VALUE
                                                                       FUND                        FUND
                                                            -------------------------   -------------------------
                                                             08/01/06      08/01/05      08/01/06      08/01/05
                                                            TO 01/31/07   TO 07/31/06   TO 01/31/07   TO 07/31/06
                                                            -------------------------   -------------------------
Investment Activities:
  Net Investment Income (Loss) ..........................   $      (133)  $      (322)  $     1,975   $     1,095
  Net Realized Gain (Loss) on Investments ...............          (951)        5,319        15,759        36,674
  Net Realized Gain on Investments in Affiliated Funds ..            --            --            --            --
  Net Realized Gain on Written Option Contracts .........            --            --            --            --
  Change in Unrealized Appreciation (Depreciation) on
    Investments and Written Options .....................         3,612        (6,542)       18,285       (37,893)
  Change in Unrealized Appreciation (Depreciation) on
    Investments in Affiliated Funds .....................            --            --            --            --
                                                            -----------   -----------   -----------   -----------
Net Increase (Decrease) in Net Assets Resulting From
  Operations ............................................         2,528        (1,545)       36,019          (124)
                                                            -----------   -----------   -----------   -----------
Dividends and Distributions to Shareholders:
  Net Investment Income:
    Fiduciary Shares ....................................            --            --        (1,975)         (634)
    Class A Shares ......................................            --            --          (488)         (219)
    Class B Shares ......................................            --            --           (30)           --
    Class C Shares ......................................            --            --           (72)           --
  Capital Gains:
    Fiduciary Shares ....................................        (2,921)       (1,540)      (22,034)       (9,813)
    Class A Shares ......................................          (466)         (255)       (7,488)       (4,972)
    Class B Shares ......................................           (50)          (31)       (1,616)       (1,057)
    Class C Shares ......................................          (132)          (63)       (2,582)       (1,370)
                                                            -----------   -----------   -----------   -----------
      Total Dividends and Distributions .................        (3,569)       (1,889)      (36,285)      (18,065)
                                                            -----------   -----------   -----------   -----------
Change in Net Assets ....................................        (1,041)       (3,434)         (266)      (18,189)
                                                            -----------   -----------   -----------   -----------
Share Transactions: (1)
  Fiduciary Shares:
    Proceeds from Shares Issued .........................           907         6,466        49,174        72,844
    Reinvestment of Dividends and Distributions .........         2,667         1,378        21,292         9,562
    Cost of Shares Redeemed .............................        (5,973)       (8,347)      (25,125)      (43,312)
    Redemption Fees .....................................            --            --             5            --
                                                            -----------   -----------   -----------   -----------
      Total Fiduciary Share Transactions ................        (2,399)         (503)       45,346        39,094
                                                            -----------   -----------   -----------   -----------
  Class A Shares:
    Proceeds from Shares Issued .........................            51         1,690        10,721        38,819
    Reinvestment of Dividends and Distributions .........           443           236         6,346         4,525
    Cost of Shares Redeemed .............................        (1,291)       (1,801)      (11,353)      (28,565)
    Redemption Fees .....................................            --            --             2            --
                                                            -----------   -----------   -----------   -----------
      Total Class A Share Transactions ..................          (797)          125         5,716        14,779
                                                            -----------   -----------   -----------   -----------
  Class B Shares:
    Proceeds from Shares Issued .........................             4           103         1,526           256
    Reinvestment of Dividends and Distributions .........            49            25            78           985
    Cost of Shares Redeemed .............................          (105)         (128)       (1,257)       (2,645)
                                                            -----------   -----------   -----------   -----------
      Total Class B Share Transactions ..................           (52)           --           347        (1,404)
                                                            -----------   -----------   -----------   -----------
  Class C Shares:
    Proceeds from Shares Issued .........................            19           163         2,420         4,444
    Reinvestment of Dividends and Distributions .........           122            60         2,486         1,251
    Cost of Shares Redeemed .............................          (189)          (27)       (1,443)       (6,251)
                                                            -----------   -----------   -----------   -----------
      Total Class C Share Transactions ..................           (48)          196         3,463          (556)
                                                            -----------   -----------   -----------   -----------
Net Increase (Decrease) in Net Assets From Share
   Transactions .........................................        (3,296)         (182)       54,872        51,913
                                                            -----------   -----------   -----------   -----------
      Total Increase (Decrease) in Net Assets ...........        (4,337)       (3,616)       54,606        33,724
                                                            -----------   -----------   -----------   -----------
Net Assets:
  Beginning of Period ...................................        30,431        34,047       260,750       227,026
                                                            -----------   -----------   -----------   -----------
  End of Period .........................................   $    26,094   $    30,431   $   315,356   $   260,750
                                                            ===========   ===========   ===========   ===========
Undistributed (Distributions in Excess of) Net Investment
   Income/ (Accumulated Net Investment Loss) ............   $      (133)  $        --   $        21   $       611
                                                            ===========   ===========   ===========   ===========

                                                                  VALUE MOMENTUM
                                                                       FUND
                                                            -------------------------
                                                             08/01/06      08/01/05
                                                            TO 01/31/07   TO 07/31/06
                                                            -------------------------
Investment Activities:
  Net Investment Income (Loss) ..........................   $     3,765   $     6,190
  Net Realized Gain (Loss) on Investments ...............        30,329        41,274
  Net Realized Gain on Investments in Affiliated Funds ..            --            --
  Net Realized Gain on Written Option Contracts .........            --            98
  Change in Unrealized Appreciation (Depreciation) on
    Investments and Written Options .....................        32,577        (5,587)
  Change in Unrealized Appreciation (Depreciation) on
    Investments in Affiliated Funds .....................            --            --
                                                            -----------   -----------
Net Increase (Decrease) in Net Assets Resulting From
  Operations ............................................        66,671        41,975
                                                            -----------   -----------
Dividends and Distributions to Shareholders:
  Net Investment Income:
    Fiduciary Shares ....................................        (3,395)       (5,796)
    Class A Shares ......................................          (202)         (322)
    Class B Shares ......................................           (30)          (50)
    Class C Shares ......................................            (7)           (7)
  Capital Gains:
    Fiduciary Shares ....................................       (43,692)      (45,279)
    Class A Shares ......................................        (3,126)       (3,120)
    Class B Shares ......................................          (725)         (965)
    Class C Shares ......................................          (172)         (125)
                                                            -----------   -----------
      Total Dividends and Distributions .................       (51,349)      (55,664)
                                                            -----------   -----------
Change in Net Assets ....................................        15,322      (13,689)
                                                            -----------   -----------
Share Transactions: (1)
  Fiduciary Shares:
    Proceeds from Shares Issued .........................        31,042        57,731
    Reinvestment of Dividends and Distributions .........        44,455        47,477
    Cost of Shares Redeemed .............................       (50,942)      (89,442)
    Redemption Fees .....................................            --            --
                                                            -----------   -----------
      Total Fiduciary Share Transactions ................        24,555        15,766
                                                            -----------   -----------
  Class A Shares:
    Proceeds from Shares Issued .........................         2,305         4,201
    Reinvestment of Dividends and Distributions .........         3,003         3,038
    Cost of Shares Redeemed .............................        (3,203)       (5,073)
    Redemption Fees .....................................            --            --
                                                            -----------   -----------
      Total Class A Share Transactions ..................         2,105         2,166
                                                            -----------   -----------
  Class B Shares:
    Proceeds from Shares Issued .........................            48           110
    Reinvestment of Dividends and Distributions .........           733           978
    Cost of Shares Redeemed .............................          (790)       (2,718)
                                                            -----------   -----------
      Total Class B Share Transactions ..................            (9)       (1,630)
                                                            -----------   -----------
  Class C Shares:
    Proceeds from Shares Issued .........................           323           483
    Reinvestment of Dividends and Distributions .........           158           105
    Cost of Shares Redeemed .............................           (97)         (315)
                                                            -----------   -----------
      Total Class C Share Transactions ..................           384           273
                                                            -----------   -----------
Net Increase (Decrease) in Net Assets From Share
  Transactions ..........................................        27,035        16,575
                                                            -----------   -----------
      Total Increase (Decrease) in Net Assets ...........        42,357         2,886
                                                            -----------   -----------
Net Assets:
  Beginning of Period ...................................       473,040       470,154
                                                            -----------   -----------
  End of Period .........................................   $   515,397   $   473,040
                                                            ===========   ===========
Undistributed (Distributions in Excess of) Net Investment
   Income/ (Accumulated Net Investment Loss) ............   $       151   $        20
                                                            ===========   ===========

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE, $0 OR HAVE BEEN ROUNDED TO $0.
(1)   FOR SHARE TRANSACTIONS, SEE NOTE 12 IN NOTES TO FINANCIAL STATEMENTS.
(2)   FIDUCIARY SHARES COMMENCED OPERATIONS ON NOVEMBER 15, 2006.
(3)  INCEPTION DATE WAS NOVEMBER 15, 2006.
The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

116                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

                                                                  CAPITAL GROWTH         DIVERSIFIED EQUITY
                                                                    ALLOCATION               ALLOCATION
                                                                       FUND                    FUND
                                                            --------------------------   ------------------
                                                            08/01/06 (2)     08/01/05       11/15/06 (3)
                                                            TO 01/31/07    TO 07/31/06      TO 01/31/07
                                                            --------------------------   ------------------
Investment Activities:
  Net Investment Income (Loss) ..........................   $        817   $        66   $               13
  Net Realized Gain (Loss) on Investments ...............             --            --                   --
  Net Realized Gain on Investments in Affiliated Funds ..          2,554           825                   48
  Net Realized Gain on Written Option Contracts .........             --            --                   --
  Change in Unrealized Appreciation (Depreciation) on
    Investments and Written Options .....................             --            --                   --
  Change in Unrealized Appreciation (Depreciation) on
    Investments in Affiliated Funds .....................          3,369           (24)                 (12)
                                                            ------------   -----------   ------------------
Net Increase (Decrease) in Net Assets Resulting From
   Operations ...........................................          6,740           867                   49
                                                            ------------   -----------   ------------------
Dividends and Distributions to Shareholders:
  Net Investment Income:
    Fiduciary Shares ....................................             (3)           --                   (1)
    Class A Shares ......................................           (563)          (72)                 (11)
    Class B Shares ......................................             --            --                   --
    Class C Shares ......................................           (261)           (9)                  (1)
  Capital Gains:
    Fiduciary Shares ....................................             (3)           --                   --
    Class A Shares ......................................           (531)          (50)                  --
    Class B Shares ......................................             --            --                   --
    Class C Shares ......................................           (285)          (25)                  --
                                                            ------------   -----------   ------------------
      Total Dividends and Distributions .................         (1,646)         (156)                 (13)
                                                            ------------   -----------   ------------------
Change in Net Assets ....................................          5,094           711                   36
                                                            ------------   -----------   ------------------
Share Transactions: (1)
  Fiduciary Shares:
    Proceeds from Shares Issued .........................            255            --                  101
    Reinvestment of Dividends and Distributions .........              7            --                    1
    Cost of Shares Redeemed .............................             --            --                   --
    Redemption Fees .....................................             --            --                   --
                                                            ------------   -----------   ------------------
      Total Fiduciary Share Transactions ................            262            --                  102
                                                            ------------   -----------   ------------------
  Class A Shares:
    Proceeds from Shares Issued .........................         11,633        23,251                1,588
    Reinvestment of Dividends and Distributions .........            967           105                    3
    Cost of Shares Redeemed .............................         (2,403)       (1,957)                  --
    Redemption Fees .....................................             --            --                   --
                                                            ------------   -----------   ------------------
      Total Class A Share Transactions ..................         10,197        21,399                1,591
                                                            ------------   -----------   ------------------
  Class B Shares:
    Proceeds from Shares Issued .........................             --            --                   --
    Reinvestment of Dividends and Distributions .........             --            --                   --
    Cost of Shares Redeemed .............................             --            --                   --
                                                            ------------   -----------   ------------------
      Total Class B Share Transactions ..................             --            --                   --
                                                            ------------   -----------   ------------------
  Class C Shares:
    Proceeds from Shares Issued .........................          6,688        12,908                  563
    Reinvestment of Dividends and Distributions .........            517            30                    1
    Cost of Shares Redeemed .............................         (1,381)         (961)                  --
                                                            ------------   -----------   ------------------
      Total Class C Share Transactions ..................          5,824        11,977                  564
                                                            ------------   -----------   ------------------
Net Increase (Decrease) in Net Assets From Share
   Transactions .........................................         16,283        33,376                2,257
                                                            ------------   -----------   ------------------
      Total Increase (Decrease) in Net Assets ...........         21,377        34,087                2,293
                                                            ------------   -----------   ------------------
Net Assets:
  Beginning of Period ...................................         47,618        13,531                   --
                                                            ------------   -----------   ------------------
  End of Period .........................................   $     68,995   $    47,618   $            2,293
                                                            ============   ===========   ==================
Undistributed (Distributions in Excess of) Net Investment
   Income/ (Accumulated Net Investment Loss) ............   $        (10)  $        --   $               --
                                                            ============   ===========   ==================

                                                                  GROWTH & INCOME              INCOME PLUS
                                                                    ALLOCATION                  ALLOCATION
                                                                       FUND                        FUND
                                                            -------------------------   -------------------------
                                                            08/01/06 (2)    08/01/05    8/01/06 (2)    08/01/05
                                                            TO 01/31/07    T0 7/31/06   TO 01/31/07   TO 07/31/06
                                                            -------------------------   -------------------------
Investment Activities:
  Net Investment Income (Loss) ..........................   $        816   $      237   $        99   $        84
  Net Realized Gain (Loss) on Investments ...............             --           --            --            --
  Net Realized Gain on Investments in Affiliated Funds ..          1,760          640           113            86
  Net Realized Gain on Written Option Contracts .........             --           --            --            --
  Change in Unrealized Appreciation (Depreciation) on
    Investments and Written Options .....................             --           --            --            --
  Change in Unrealized Appreciation (Depreciation) on
    Investments in Affiliated Funds .....................          2,432         (149)          244          (45)
                                                            ------------   ----------   -----------   -----------
Net Increase (Decrease) in Net Assets Resulting From
   Operations ...........................................          5,008          728           456           125
                                                            ------------   ----------   -----------   -----------
Dividends and Distributions to Shareholders:
  Net Investment Income:
    Fiduciary Shares ....................................             --           --            --            --
    Class A Shares ......................................           (614)        (188)          (66)          (61)
    Class B Shares ......................................             --           --            --            --
    Class C Shares ......................................           (481)         (35)          (31)          (19)
  Capital Gains:
    Fiduciary Shares ....................................             --           --            --            --
    Class A Shares ......................................           (197)         (35)          (64)           (2)
    Class B Shares ......................................             --           --            --            --
    Class C Shares ......................................           (189)         (17)          (38)           (1)
                                                            ------------   ----------   -----------   -----------
      Total Dividends and Distributions .................         (1,481)        (275)         (199)          (83)
                                                            ------------   ----------   -----------   -----------
Change in Net Assets ....................................          3,527          453           257            42
                                                            ------------   ----------   -----------   -----------
Share Transactions: (1)
  Fiduciary Shares:
    Proceeds from Shares Issued .........................            101           --             1            --
    Reinvestment of Dividends and Distributions .........             --           --            --            --
    Cost of Shares Redeemed .............................             --           --            --            --
    Redemption Fees .....................................             --           --            --            --
                                                            ------------   ----------   -----------   -----------
      Total Fiduciary Share Transactions ................            101           --             1            --
                                                            ------------   ----------   -----------   -----------
  Class A Shares:
    Proceeds from Shares Issued .........................         10,386       24,075         1,453         2,410
    Reinvestment of Dividends and Distributions .........            991          195            92            41
    Cost of Shares Redeemed .............................         (2,353)      (3,301)         (432)       (1,009)
    Redemption Fees .....................................             --           --            --            --
                                                            ------------   ----------   -----------   -----------
      Total Class A Share Transactions ..................          9,024       20,969         1,113         1,442
                                                            ------------   ----------   -----------   -----------
  Class B Shares:
    Proceeds from Shares Issued .........................             --           --            --            --
    Reinvestment of Dividends and Distributions .........             --           --            --            --
    Cost of Shares Redeemed .............................             --           --            --            --
                                                            ------------   ----------   -----------   -----------
      Total Class B Share Transactions ..................             --           --            --            --
                                                            ------------   ----------   -----------   -----------
  Class C Shares:
    Proceeds from Shares Issued .........................          6,115        7,866           920         1,828
    Reinvestment of Dividends and Distributions .........            358           48            48            16
    Cost of Shares Redeemed .............................         (1,086)        (896)          (34)         (277)
                                                            ------------   ----------   -----------   -----------
      Total Class C Share Transactions ..................          5,387        7,018           934         1,567
                                                            ------------   ----------   -----------   -----------
Net Increase (Decrease) in Net Assets From Share
   Transactions .........................................         14,512       27,987         2,048         3,009
                                                            ------------   ----------   -----------   -----------
      Total Increase (Decrease) in Net Assets ...........         18,039       28,440         2,305         3,051
                                                            ------------   ----------   -----------   -----------
Net Assets:
  Beginning of Period ...................................         43,178       14,738         5,737         2,686
                                                            ------------   ----------   -----------   -----------
  End of Period .........................................   $     61,217   $   43,178   $     8,042   $     5,737
                                                            ============   ==========   ===========   ===========
Undistributed (Distributions in Excess of) Net Investment
   Income/ (Accumulated Net Investment Loss) ............   $       (261)  $       18   $        10   $         8
                                                            ============   ==========   ===========   ===========

                                                                       BOND
                                                                       FUND
                                                            --------------------------
                                                              08/01/06      08/01/05
                                                             TO 01/31/07   TO 07/31/06
                                                            --------------------------
Investment Activities:
  Net Investment Income (Loss) ..........................   $      9,442   $    21,262
  Net Realized Gain (Loss) on Investments ...............          1,497           619
  Net Realized Gain on Investments in Affiliated Funds ..             --            --
  Net Realized Gain on Written Option Contracts .........             --            --
  Change in Unrealized Appreciation (Depreciation) on
    Investments and Written Options .....................          3,005       (17,315)
  Change in Unrealized Appreciation (Depreciation) on
    Investments in Affiliated Funds .....................             --            --
                                                            ------------   -----------
Net Increase (Decrease) in Net Assets Resulting From
   Operations ...........................................         13,944         4,566
                                                            ------------   -----------
Dividends and Distributions to Shareholders:
  Net Investment Income:
    Fiduciary Shares ....................................         (8,357)      (19,775)
    Class A Shares ......................................           (772)       (1,829)
    Class B Shares ......................................           (123)         (299)
    Class C Shares ......................................             (2)           (2)
  Capital Gains:
    Fiduciary Shares ....................................             --            --
    Class A Shares ......................................             --            --
    Class B Shares ......................................             --            --
    Class C Shares ......................................             --            --
                                                            ------------   -----------
      Total Dividends and Distributions .................         (9,254)      (21,905)
                                                            ------------   -----------
Change in Net Assets ....................................          4,690       (17,339)
                                                            ------------   -----------
Share Transactions: (1)
  Fiduciary Shares:
    Proceeds from Shares Issued .........................         21,599        74,228
    Reinvestment of Dividends and Distributions .........          3,893         9,937
    Cost of Shares Redeemed .............................        (68,873)     (102,276)
    Redemption Fees .....................................             --            --
                                                            ------------   -----------
      Total Fiduciary Share Transactions ................        (43,381)      (18,111)
                                                            ------------   -----------
  Class A Shares:
    Proceeds from Shares Issued .........................            180         1,333
    Reinvestment of Dividends and Distributions .........            575         1,273
    Cost of Shares Redeemed .............................         (3,163)       (9,841)
    Redemption Fees .....................................             --            --
                                                            ------------   -----------
      Total Class A Share Transactions ..................         (2,408)       (7,235)
                                                            ------------   -----------
  Class B Shares:
    Proceeds from Shares Issued .........................             --           104
    Reinvestment of Dividends and Distributions .........            103           241
    Cost of Shares Redeemed .............................           (789)       (1,217)
                                                            ------------   -----------
      Total Class B Share Transactions ..................           (686)         (872)
                                                            ------------   -----------
  Class C Shares:
    Proceeds from Shares Issued .........................             20            81
    Reinvestment of Dividends and Distributions .........              1             1
    Cost of Shares Redeemed .............................             (1)          (27)
                                                            ------------   -----------
      Total Class C Share Transactions ..................             20            55
                                                            ------------   -----------
Net Increase (Decrease) in Net Assets From Share
   Transactions .........................................        (46,455)      (26,163)
                                                            ------------   -----------
      Total Increase (Decrease) in Net Assets ...........        (41,765)      (43,502)
                                                            ------------   -----------
Net Assets:
  Beginning of Period ...................................        438,531       482,033
                                                            ------------   -----------
  End of Period .........................................   $    396,766   $   438,531
                                                            ============   ===========
Undistributed (Distributions in Excess of) Net Investment
   Income/ (Accumulated Net Investment Loss) ............   $        712   $       524
                                                            ============   ===========

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE, $0 OR HAVE BEEN ROUNDED TO $0.
(1)   FOR SHARE TRANSACTIONS, SEE NOTE 12 IN NOTES TO FINANCIAL STATEMENTS.
(2)   FIDUCIARY SHARES COMMENCED OPERATIONS ON NOVEMBER 15, 2006.
(3)  INCEPTION DATE WAS NOVEMBER 15, 2006.
The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                          117

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENTS OF CHANGES IN NET ASSETS (000)
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2007 (UNAUDITED) AND FOR THE YEAR ENDED JULY 31, 2006

                                                     CALIFORNIA INTERMEDIATE    NATIONAL INTERMEDIATE           SHORT TERM
                                                           TAX-FREE BOND             TAX-FREE BOND                 BOND
                                                               FUND                      FUND                      FUND
                                                     ------------------------  ------------------------  ------------------------
                                                      08/01/06      08/01/05     08/01/06    08/01/05      08/01/06    08/01/05
                                                     TO 01/31/07  TO 07/31/06  TO 01/31/07  TO 07/31/06  TO 01/31/07  TO 07/31/06
                                                     ------------------------  ------------------------  ------------------------
Investment Activities:
   Net Investment Income ..........................  $     2,414  $     5,449  $     1,523  $     3,404  $       857  $     1,160
   Net Realized Gain (Loss) on Investments ........          121          676           24          486          (34)         (25)
   Change in Unrealized Appreciation
      (Depreciation) on Investments ...............          (45)      (3,922)         131       (2,346)         213         (236)
                                                     -----------  -----------  -----------  -----------  -----------  -----------
Net Increase in Net Assets Resulting From
   Operations .....................................        2,490        2,203        1,678        1,544        1,036          899
                                                     -----------  -----------  -----------  -----------  -----------  -----------
Dividends and Distributions:
   Net Investment Income:
      Fiduciary Shares ............................       (1,768)      (3,682)      (1,504)      (3,337)        (808)      (1,049)
      Class A Shares ..............................         (611)      (1,588)         (57)        (131)         (29)         (50)
      Class B Shares ..............................          (75)        (166)          --           --           --           --
      Class C Shares ..............................           (7)         (25)          --           (2)         (39)         (70)
      Class S Shares ..............................           --           --           --           --           --           --
   Capital Gains:
      Fiduciary Shares ............................         (343)        (993)        (261)        (657)          --           --
      Class A Shares ..............................         (119)        (475)         (12)         (30)          --           --
      Class B Shares ..............................          (19)         (61)          --           --           --           --
      Class C Shares ..............................           (2)          (9)          --           --           --           --
                                                     -----------  -----------  -----------  -----------  -----------  -----------
         Total Dividends and Distributions ........       (2,944)      (6,999)      (1,834)      (4,157)        (876)      (1,169)
                                                     -----------  -----------  -----------  -----------  -----------  -----------

Change in Net Assets ..............................         (454)      (4,796)        (156)      (2,613)         160         (270)
                                                     -----------  -----------  -----------  -----------  -----------  -----------
Share Transactions: (1)
   Fiduciary Shares:
      Proceeds from Shares Issued .................        2,995        6,658          999        1,483        8,184       16,148
      Reinvestment of Dividends and
         Distributions ............................          434        1,148          258          656          480          502
      Cost of Shares Redeemed .....................       (7,102)     (11,505)      (5,077)     (14,374)      (2,473)      (4,473)
                                                     -----------  -----------  -----------  -----------  -----------  -----------
         Total Fiduciary Share Transactions .......       (3,673)      (3,699)      (3,820)     (12,235)       6,191       12,177
                                                     -----------  -----------  -----------  -----------  -----------  -----------
   Class A Shares:
      Proceeds from Shares Issued .................          670        3,804          644          842        1,976        1,668
      Reinvestment of Dividends and
         Distributions ............................          508        1,458           60          134           23           24
      Cost of Shares Redeemed .....................       (8,654)     (20,339)        (333)      (1,662)      (2,602)      (2,007)
                                                     -----------  -----------  -----------  -----------  -----------  -----------
         Total Class A Share Transactions .........       (7,476)     (15,077)         371         (686)        (603)        (315)
                                                     -----------  -----------  -----------  -----------  -----------  -----------
   Class B Shares:
      Proceeds from Shares Issued .................           --           16           --           --           --           --
      Reinvestment of Dividends and
         Distributions ............................           69          166           --           --           --           --
      Cost of Shares Redeemed .....................         (278)      (1,002)          --           --           --           --
                                                     -----------  -----------  -----------  -----------  -----------  -----------
         Total Class B Share Transactions .........         (209)        (820)          --           --           --           --
                                                     -----------  -----------  -----------  -----------  -----------  -----------
   Class C Shares:
      Proceeds from Shares Issued .................           75          133           --           --           15        2,880
      Reinvestment of Dividends and
         Distributions ............................            8           26            1            2            2            2
      Cost of Shares Redeemed .....................         (263)        (518)          --          (25)        (385)        (354)
                                                     -----------  -----------  -----------  -----------  -----------  -----------
         Total Class C Share Transactions .........         (180)        (359)           1          (23)        (368)       2,528
                                                     -----------  -----------  -----------  -----------  -----------  -----------
   Class S Shares:
      Proceeds from Shares Issued .................           --           --           --           --           --           --
      Reinvestment of Dividends ...................           --           --           --           --           --           --
      Cost of Shares Redeemed .....................           --           --           --           --           --           --
                                                     -----------  -----------  -----------  -----------  -----------  -----------
         Total Class S Share Transactions .........           --           --           --           --           --           --
                                                     -----------  -----------  -----------  -----------  -----------  -----------
Net Increase (Decrease) in Net Assets
   From Share Transactions ........................      (11,538)     (19,955)      (3,448)     (12,944)       5,220       14,390
                                                     -----------  -----------  -----------  -----------  -----------  -----------
         Total Increase (Decrease) in Net Assets ..      (11,992)     (24,751)      (3,604)     (15,557)       5,380       14,120
                                                     -----------  -----------  -----------  -----------  -----------  -----------
Net Assets:
   Beginning of Period ............................      138,623      163,374       78,349       93,906       40,119       25,999
                                                     -----------  -----------  -----------  -----------  -----------  -----------
   End of Period ..................................  $   126,631  $   138,623  $    74,745  $    78,349  $    45,499  $    40,119
                                                     ===========  ===========  ===========  ===========  ===========  ===========
Undistributed Net Investment Income ...............  $       127  $       174  $        74  $       112  $        26  $        45
                                                     ===========  ===========  ===========  ===========  ===========  ===========

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE, $0 OR HAVE BEEN ROUNDED TO $0.
(1)   FOR SHARE TRANSACTIONS, SEE NOTE 12 IN NOTES TO FINANCIAL STATEMENTS.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

118                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

                                                                       CALIFORNIA TAX-FREE           DIVERSIFIED
                                                                          MONEY MARKET              MONEY MARKET
                                                                              FUND                      FUND
                                                                    ------------------------  ------------------------
                                                                      08/01/06    08/01/05      08/01/06    08/01/05
                                                                    TO 01/31/07  TO 07/31/06  TO 01/31/07  TO 07/31/06
                                                                    ------------------------  ------------------------
Investment Activities:
   Net Investment Income ........................................   $     7,644  $    11,785  $    69,764  $   122,374
   Net Realized Gain (Loss) on Investments ......................            --            5           --           (4)
   Change in Unrealized Appreciation (Depreciation) on
      Investments ...............................................            --           --           --           --
                                                                    -----------  -----------  -----------  -----------
Net Increase in Net Assets Resulting From Operations ............         7,644       11,790       69,764      122,370
                                                                    -----------  -----------  -----------  -----------
Dividends and Distributions:
   Net Investment Income:
      Fiduciary Shares ..........................................        (3,042)      (5,027)     (42,960)     (80,087)
      Class A Shares ............................................        (4,073)      (6,057)     (17,309)     (23,786)
      Class B Shares ............................................            --           --           --           --
      Class C Shares ............................................            --           --           --           --
      Class S Shares ............................................          (530)        (700)      (9,495)     (18,501)
   Capital Gains:
      Fiduciary Shares ..........................................            --           --           --           --
      Class A Shares ............................................            --           --           --           --
      Class B Shares ............................................            --           --           --           --
      Class C Shares ............................................            --           --           --           --
                                                                    -----------  -----------  -----------  -----------
         Total Dividends and Distributions ......................        (7,645)     (11,784)     (69,764)    (122,374)
                                                                    -----------  -----------  -----------  -----------
Change in Net Assets ............................................            (1)           6           --           (4)
                                                                    -----------  -----------  -----------  -----------
Share Transactions: (1)
   Fiduciary Shares:
      Proceeds from Shares Issued ...............................       254,919      538,460    2,258,628    5,610,560
      Reinvestment of Dividends and Distributions ...............            --           25        9,733       14,690
      Cost of Shares Redeemed ...................................      (174,521)    (550,493)  (2,448,553)  (5,819,885)
                                                                    -----------  -----------  -----------  -----------
         Total Fiduciary Share Transactions .....................        80,398      (12,008)    (180,192)    (194,635)
                                                                    -----------  -----------  -----------  -----------
   Class A Shares:
      Proceeds from Shares Issued ...............................       245,393      538,589      374,228      854,366
      Reinvestment of Dividends and Distributions ...............         4,071        6,054       17,161       23,518
      Cost of Shares Redeemed ...................................      (196,220)    (534,337)    (329,324)    (709,417)
                                                                    -----------  -----------  -----------  -----------
         Total Class A Share Transactions .......................        53,244       10,306       62,065      168,467
                                                                    -----------  -----------  -----------  -----------
   Class B Shares:
      Proceeds from Shares Issued ...............................            --           --           --           --
      Reinvestment of Dividends and Distributions ...............            --           --           --           --
      Cost of Shares Redeemed ...................................            --           --           --           --
                                                                    -----------  -----------  -----------  -----------
         Total Class B Share Transactions .......................            --           --           --           --
                                                                    -----------  -----------  -----------  -----------
   Class C Shares:
      Proceeds from Shares Issued ...............................            --           --           --           --
      Reinvestment of Dividends and Distributions ...............            --           --           --           --
      Cost of Shares Redeemed ...................................            --           --           --           --
                                                                    -----------  -----------  -----------  -----------
         Total Class C Share Transactions .......................            --           --           --           --
                                                                    -----------  -----------  -----------  -----------
   Class S Shares:
      Proceeds from Shares Issued ...............................       112,434      204,308      657,394    2,559,035
      Reinvestment of Dividends .................................           530          700        9,495       18,501
      Cost of Shares Redeemed ...................................      (111,172)    (201,798)    (710,338)  (2,758,484)
                                                                    -----------  -----------  -----------  -----------
         Total Class S Share Transactions .......................         1,792        3,210      (43,449)    (180,948)
                                                                    -----------  -----------  -----------  -----------
Net Increase (Decrease) in Net Assets From Share
   Transactions .................................................       135,434        1,508     (161,576)    (207,116)
                                                                    -----------  -----------  -----------  -----------
         Total Increase (Decrease) in Net Assets ................       135,433        1,514     (161,576)    (207,120)
                                                                    -----------  -----------  -----------  -----------
Net Assets:
   Beginning of Period ..........................................       495,906      494,392    3,112,834    3,319,954
                                                                    -----------  -----------  -----------  -----------
   End of Period ................................................   $   631,339  $   495,906  $ 2,951,258  $ 3,112,834
                                                                    ===========  ===========  ===========  ===========
Undistributed Net Investment Income .............................   $        --  $         1  $        --  $        --
                                                                    ===========  ===========  ===========  ===========
                                                                         U.S. GOVERNMENT         100% U.S. TREASURY
                                                                          MONEY MARKET              MONEY MARKET
                                                                              FUND                      FUND
                                                                    ------------------------  ------------------------
                                                                      08/01/06     08/01/05     08/01/06    08/01/05
                                                                    TO 01/31/07  TO 07/31/06  TO 01/31/07  TO 07/31/06
                                                                    ------------------------  ------------------------
Investment Activities:
   Net Investment Income ........................................   $    12,675  $    20,221  $    16,179  $    28,842
   Net Realized Gain (Loss) on Investments ......................            --           (1)           5          (18)
   Change in Unrealized Appreciation (Depreciation) on
      Investments ...............................................            --           --           --           --
                                                                    -----------  -----------  -----------  -----------
Net Increase in Net Assets Resulting From Operations ............        12,675       20,220       16,184       28,824
                                                                    -----------  -----------  -----------  -----------
Dividends and Distributions:
   Net Investment Income:
      Fiduciary Shares ..........................................        (9,597)     (15,723)      (7,938)     (15,215)
      Class A Shares ............................................          (650)      (1,152)      (2,972)      (5,056)
      Class B Shares ............................................           (14)         (29)          --           --
      Class C Shares ............................................            (1)          (1)          --           --
      Class S Shares ............................................        (2,413)      (3,315)      (5,269)      (8,571)
   Capital Gains:
      Fiduciary Shares ..........................................            --           --           --           --
      Class A Shares ............................................            --           --           --           --
      Class B Shares ............................................            --           --           --           --
      Class C Shares ............................................            --           --           --           --
                                                                    -----------  -----------  -----------  -----------
         Total Dividends and Distributions ......................       (12,675)     (20,220)     (16,179)     (28,842)
                                                                    -----------  -----------  -----------  -----------
Change in Net Assets ............................................            --           --            5          (18)
                                                                    -----------  -----------  -----------  -----------
Share Transactions: (1)
   Fiduciary Shares:
      Proceeds from Shares Issued ...............................     1,840,493    4,084,427      978,713    2,941,432
      Reinvestment of Dividends and Distributions ...............           187          298          393          624
      Cost of Shares Redeemed ...................................    (1,926,714)  (4,015,957)  (1,036,739)  (2,956,423)
                                                                    -----------  -----------  -----------  -----------
         Total Fiduciary Share Transactions .....................       (86,034)      68,768      (57,633)     (14,367)
                                                                    -----------  -----------  -----------  -----------
   Class A Shares:
      Proceeds from Shares Issued ...............................        42,762       74,914      204,817      403,706
      Reinvestment of Dividends and Distributions ...............           650        1,152        2,972        5,056
      Cost of Shares Redeemed ...................................       (46,988)     (76,752)    (264,114)    (432,280)
                                                                    -----------  -----------  -----------  -----------
         Total Class A Share Transactions .......................        (3,576)        (686)     (56,325)     (23,518)
                                                                    -----------  -----------  -----------  -----------
   Class B Shares:
      Proceeds from Shares Issued ...............................            41          138           --           --
      Reinvestment of Dividends and Distributions ...............            13           27           --           --
      Cost of Shares Redeemed ...................................          (279)        (563)          --           --
                                                                    -----------  -----------  -----------  -----------
         Total Class B Share Transactions .......................          (225)        (398)          --           --
                                                                    -----------  -----------  -----------  -----------
   Class C Shares:
      Proceeds from Shares Issued ...............................            24           60           --           --
      Reinvestment of Dividends and Distributions ...............             1            1           --           --
      Cost of Shares Redeemed ...................................           (20)          --           --           --
                                                                    -----------  -----------  -----------  -----------
         Total Class C Share Transactions .......................             5           61           --           --
                                                                    -----------  -----------  -----------  -----------
   Class S Shares:
      Proceeds from Shares Issued ...............................       378,112      616,790      516,452    1,063,189
      Reinvestment of Dividends .................................         2,413        3,315        5,269        8,571
      Cost of Shares Redeemed ...................................      (366,177)    (585,681)    (499,836)  (1,099,919)
                                                                    -----------  -----------  -----------  -----------
         Total Class S Share Transactions .......................        14,348       34,424       21,885      (28,159)
                                                                    -----------  -----------  -----------  -----------
Net Increase (Decrease) in Net Assets
   From Share Transactions ......................................       (75,482)     102,169      (92,073)     (66,044)
                                                                    -----------  -----------  -----------  -----------
         Total Increase (Decrease) in Net Assets ................       (75,482)     102,169      (92,068)     (66,062)
                                                                    -----------  -----------  -----------  -----------
Net Assets:
   Beginning of Period ..........................................       633,193      531,024      801,244      867,306
                                                                    -----------  -----------  -----------  -----------
   End of Period ................................................   $   557,711  $   633,193  $   709,176  $   801,244
                                                                    ===========  ===========  ===========  ===========
Undistributed Net Investment Income .............................   $        --  $        --  $        --  $        --
                                                                    ===========  ===========  ===========  ===========

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE, $0 OR HAVE BEEN ROUNDED TO $0.
(1)   FOR SHARE TRANSACTIONS, SEE NOTE 12 IN NOTES TO FINANCIAL STATEMENTS.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                            WWW.HIGHMARKFUNDS.COM                            119

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2007 (UNAUDITED) AND THE YEARS OR PERIODS ENDED JULY 31, (UNLESS OTHERWISE INDICATED)

                                                                               DIVIDENDS AND
                                     INVESTMENT ACTIVITIES                     DISTRIBUTIONS
                                  ---------------------------              --------------------
                          NET
                         ASSET       NET        NET REALIZED                                         TOTAL
                         VALUE,   INVESTMENT   AND UNREALIZED     TOTAL        NET                    FROM
                       BEGINNING    INCOME     GAIN (LOSS) ON     FROM     INVESTMENT   CAPITAL  DIVIDENDS AND  REDEMPTION
                       OF PERIOD   (LOSS)+      INVESTMENTS    OPERATIONS    INCOME      GAINS   DISTRIBUTIONS     FEES
--------------------------------------------------------------------------------------------------------------------------
-------------
BALANCED FUND
-------------

   FIDUCIARY SHARES
   2007*                $  14.06   $  0.136      $   1.178      $  1.314    $ (0.139)  $ (0.405)   $ (0.544)      $   --
   2006                    13.81      0.257          0.258         0.515      (0.265)        --      (0.265)          --
   2005                    12.90      0.267          0.922         1.189      (0.279)        --      (0.279)          --
   2004                    12.10      0.171          0.796         0.967      (0.167)        --      (0.167)          --
   2003                    11.53      0.262          0.563         0.825      (0.255)        --      (0.255)          --
   2002                    14.03      0.296         (2.237)       (1.941)     (0.301)    (0.258)     (0.559)          --

   CLASS A SHARES
   2007*                $  14.04   $  0.117      $   1.170      $  1.287    $ (0.122)  $ (0.405)   $ (0.527)      $   --
   2006                    13.79      0.224          0.258         0.482      (0.232)        --      (0.232)          --
   2005                    12.88      0.228          0.929         1.157      (0.247)        --      (0.247)          --
   2004                    12.09      0.138          0.787         0.925      (0.135)        --      (0.135)          --
   2003                    11.51      0.227          0.581         0.808      (0.228)        --      (0.228)          --
   2002                    14.01      0.262         (2.234)       (1.972)     (0.270)    (0.258)     (0.528)          --

   CLASS B SHARES
   2007*                $  14.00   $  0.073      $   1.161      $  1.234    $ (0.079)  $ (0.405)   $ (0.484)      $   --
   2006                    13.75      0.138          0.259         0.397      (0.147)        --      (0.147)          --
   2005                    12.85      0.142          0.920         1.062      (0.162)        --      (0.162)          --
   2004                    12.06      0.054          0.791         0.845      (0.055)        --      (0.055)          --
   2003                    11.49      0.152          0.573         0.725      (0.155)        --      (0.155)          --
   2002                    13.99      0.177         (2.229)       (2.052)     (0.190)    (0.258)     (0.448)          --

   CLASS C SHARES
   2007*                $  13.98   $  0.071      $   1.165      $  1.236    $ (0.081)  $ (0.405)   $ (0.486)      $   --
   2006                    13.73      0.138          0.261         0.399      (0.149)        --      (0.149)          --
   2005                    12.84      0.142          0.910         1.052      (0.162)        --      (0.162)          --
   2004                    12.06      0.053          0.789         0.842      (0.062)        --      (0.062)          --
   2003                    11.49      0.154          0.571         0.725      (0.155)        --      (0.155)          --
   2002                    13.99      0.175         (2.224)       (2.049)     (0.193)    (0.258)     (0.451)          --

--------------------
COGNITIVE VALUE FUND
--------------------

   FIDUCIARY SHARES
   2007*                $  13.03   $  0.027      $   1.646      $  1.673    $ (0.059)  $ (1.494)   $ (1.553)      $   --
   2006 (1)                13.38      0.011         (0.361)       (0.350)         --         --          --           --

   CLASS A SHARES
   2007*                $  13.02   $ (0.011)     $   1.659      $  1.648    $ (0.054)  $ (1.494)   $ (1.548)      $   --
   2006 (2)                13.53      0.029         (0.539)       (0.510)         --         --          --           --

   CLASS C SHARES
   2007*                $  12.98   $ (0.041)     $   1.635      $  1.594    $     --   $ (1.494)   $ (1.494)      $   --
   2006 (2)                13.53     (0.013)        (0.537)       (0.550)         --         --          --           --

   CLASS M SHARES
   2007*                $  13.02   $  0.032      $   1.651      $  1.683    $ (0.059)  $ (1.494)   $ (1.553)      $   --
   2006 (3)                13.59      0.056          1.155         1.211      (0.033)    (1.748)     (1.781)          --
   2005 (4)                12.79       0.03           2.08          2.11       (0.03)     (1.28)      (1.31)          --
   2004 (4)                10.56       0.01           2.22          2.23          --         --          --           --
   2003 (4)                 8.43      (0.01)          2.16          2.15       (0.01)     (0.01)      (0.02)          --
   2002 (4)                 8.84       0.01          (0.41)        (0.40)      (0.01)        --       (0.01)          --
   2001 (5)                10.00         --#         (1.16)        (1.16)         --         --          --           --

                                                                         RATIO
                                                                      OF EXPENSES
                                                                       TO AVERAGE     RATIO OF
                          NET                   NET                    NET ASSETS        NET
                         ASSET                ASSETS,      RATIO       EXCLUDING      INVESTMENT
                        VALUE,                  END     OF EXPENSES   FEE WAIVERS   INCOME (LOSS)  PORTFOLIO
                          END       TOTAL    OF PERIOD   TO AVERAGE  AND REDUCTION    TO AVERAGE   TURNOVER
                       OF PERIOD  RETURN***    (000)     NET ASSETS   OF EXPENSES     NET ASSETS     RATE
------------------------------------------------------------------------------------------------------------
-------------
BALANCED FUND
-------------

   FIDUCIARY SHARES
   2007*                $  14.83     9.39%   $  34,825     0.94%         1.14%           1.83%         9%
   2006                    14.06     3.77       37,571     0.92          1.10            1.85         16
   2005                    13.81     9.32       59,278     0.95          1.19            2.00         57
   2004                    12.90     8.01      118,555     0.94          1.12            1.32         97
   2003                    12.10     7.30      115,067     0.94          1.12            2.29         55
   2002                    11.53   (14.24)     180,217     0.93          1.10            2.27         12

   CLASS A SHARES
   2007*                $  14.80     9.20%   $   7,107     1.19%         1.39%           1.58%         9%
   2006                    14.04     3.52        7,065     1.17          1.34            1.61         16
   2005                    13.79     9.07        7,408     1.21          1.45            1.71         57
   2004                    12.88     7.66        7,172     1.19          1.37            1.07         97
   2003                    12.09     7.15        7,280     1.20          1.37            1.98         55
   2002                    11.51   (14.47)       7,222     1.18          1.35            2.02         12

   CLASS B SHARES
   2007*                $  14.75     8.84%   $   2,783     1.79%         1.89%           0.98%         9%
   2006                    14.00     2.90        3,089     1.79          1.85            0.99         16
   2005                    13.75     8.31        3,759     1.86          1.95            1.07         57
   2004                    12.85     7.02        4,364     1.84          1.87            0.42         97
   2003                    12.06     6.39        4,235     1.85          1.87            1.33         55
   2002                    11.49   (15.02)       4,295     1.83          1.85            1.37         12

   CLASS C SHARES
   2007*                $  14.73     8.86%   $     382     1.79%         1.89%           0.98%         9%
   2006                    13.98     2.92          338     1.79          1.85            0.99         16
   2005                    13.73     8.24          334     1.86          1.95            1.07         57
   2004                    12.84     6.99          327     1.84          1.87            0.42         97
   2003                    12.06     6.39          137     1.85          1.87            1.35         55
   2002                    11.49   (15.00)         151     1.83          1.85            1.36         12

--------------------
COGNITIVE VALUE FUND
--------------------

   FIDUCIARY SHARES
   2007*                $  13.15    13.00%   $   4,754     0.94%         1.23%           0.40%        51%
   2006 (1)                13.03    (2.62)       1,728     0.39**        0.39**          1.08**       76

   CLASS A SHARES
   2007*                $  13.12    12.81%   $   3,479     1.35%         1.48%          (0.17)%       51%
   2006 (2)                13.02    (3.77)         483     0.94**        0.94**          0.67**       76

   CLASS C SHARES
   2007*                $  13.08    12.43%   $      10     2.07%         2.09%          (0.60)%       51%
   2006 (2)                12.98    (4.07)           3     1.86**        1.86**         (0.29)**      76

   CLASS M SHARES
   2007*                $  13.15    13.10%   $ 103,188     0.93%         0.96%           0.47%        51%
   2006 (3)                13.02    10.13       91,652     1.00**        1.02**          0.51**       76
   2005 (4)                13.59    17.14       86,500     1.09          1.09            0.25         59
   2004 (4)                12.79    21.12       73,300     1.14          1.14            0.06         76
   2003 (4)                10.56    25.55       77,100     1.17          1.17           (0.07)        65
   2002 (4)                 8.43    (4.55)      57,100     1.11          1.11            0.07         51
   2001 (5)                 8.84   (11.60)      61,500     1.33**        1.33**          0.11**       31

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
  * FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2007 (UNAUDITED). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
 **   ANNUALIZED.
*** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
  #   AMOUNT REPRESENTS LESS THAN $0.01.
  +   PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.
 ++   AMOUNT REPRESENTS LESS THAN $1,000.
(1)   COMMENCED OPERATIONS ON JULY 3, 2006.
(2)   COMMENCED OPERATIONS ON APRIL 3, 2006.
(3) FOR THE TEN MONTH PERIOD ENDED JULY 31, 2006. ON APRIL 3, 2006, HIGHMARK FUNDS ACQUIRED THE ASSETS AND ASSUMED THE IDENTIFIED LIABILITIES OF BAILARD COGNITIVE VALUE FUND, BAILARD ENHANCED GROWTH FUND AND BAILARD INTERNATIONAL EQUITY FUND (THE "BAILARD FUNDS") (SEE NOTE 9 IN NOTES TO FINANCIAL STATEMENTS). THE FISCAL YEAR END OF THE BAILARD FUNDS, THE PREDECESSOR FUNDS TO HIGHMARK COGNITIVE VALUE FUND, HIGHMARK ENHANCED GROWTH FUND AND HIGHMARK INTERNATIONAL OPPORTUNITIES FUND, WAS SEPTEMBER
      30. THE FISCAL YEAR END OF THE SUCCESSOR HIGHMARK FUNDS IS JULY 31.
(4)   FOR THE YEAR ENDED SEPTEMBER 30.
(5)   COMMENCED OPERATIONS ON MAY 30, 2001.
(6)   COMMENCED OPERATIONS ON NOVEMBER 28, 2003.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

120                          1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

                                                                               DIVIDENDS AND
                                     INVESTMENT ACTIVITIES                     DISTRIBUTIONS
                                  ---------------------------              --------------------
                          NET
                         ASSET       NET        NET REALIZED                                        TOTAL
                         VALUE,   INVESTMENT   AND UNREALIZED     TOTAL        NET                  FROM
                       BEGINNING    INCOME     GAIN (LOSS) ON     FROM     INVESTMENT   CAPITAL  DIVIDENDS AND  REDEMPTION
                       OF PERIOD   (LOSS)+      INVESTMENTS    OPERATIONS    INCOME      GAINS   DISTRIBUTIONS     FEES
--------------------------------------------------------------------------------------------------------------------------
----------------
CORE EQUITY FUND
----------------

   FIDUCIARY SHARES
   2007*                $   8.78   $  0.055      $    1.299     $  1.354    $ (0.054)   $   --     $  (0.054)     $   --
   2006                     8.10      0.088           0.680        0.768      (0.088)       --        (0.088)         --
   2005                     7.36      0.101           0.738        0.839      (0.099)       --        (0.099)         --
   2004                     6.73      0.029           0.630        0.659      (0.029)       --        (0.029)         --
   2003                     6.22      0.055           0.508        0.563      (0.053)       --        (0.053)         --
   2002                     8.26      0.045          (2.042)      (1.997)     (0.043)       --        (0.043)         --

   CLASS A SHARES
   2007*                $   8.76   $  0.037      $    1.305     $  1.342    $ (0.042)   $   --        (0.042)     $   --#
   2006                     8.09      0.066           0.672        0.738      (0.068)       --        (0.068)         --
   2005                     7.34      0.076           0.751        0.827      (0.077)       --        (0.077)         --
   2004                     6.72      0.010           0.626        0.636      (0.016)       --        (0.016)         --
   2003                     6.21      0.037           0.512        0.549      (0.039)       --        (0.039)         --
   2002                     8.25      0.027          (2.041)      (2.014)     (0.026)       --        (0.026)         --

   CLASS B SHARES
   2007*                $   8.61   $  0.013      $    1.270     $  1.283    $ (0.023)   $   --     $  (0.023)     $   --
   2006                     7.95      0.014           0.671        0.685      (0.025)       --        (0.025)         --
   2005                     7.23      0.032           0.732        0.764      (0.044)       --        (0.044)         --
   2004                     6.66     (0.037)          0.609        0.572      (0.002)       --        (0.002)         --
   2003                     6.17     (0.001)          0.505        0.504      (0.014)       --        (0.014)         --
   2002                     8.22     (0.021)         (2.028)      (2.049)     (0.001)       --        (0.001)         --

   CLASS C SHARES
   2007*                $   8.61   $  0.011      $    1.272     $  1.283    $ (0.023)   $   --     $  (0.023)     $   --
   2006                     7.96      0.014           0.661        0.675      (0.025)       --        (0.025)         --
   2005                     7.24      0.030           0.735        0.765      (0.045)       --        (0.045)         --
   2004 (6)                 7.16     (0.030)          0.112        0.082      (0.002)       --        (0.002)         --

--------------------
ENHANCED GROWTH FUND
--------------------

   CLASS A SHARES
   2007*                $   8.05   $ (0.040)     $    1.380     $  1.340    $     --    $   --     $      --      $   --
   2006 (2)                 9.29     (0.029)         (1.211)      (1.240)         --        --            --          --

   CLASS C SHARES
   2007*                $   8.06   $ (0.072)     $    1.382     $  1.310    $     --    $   --     $      --      $   --
   2006 (2)                 9.29     (0.025)         (1.205)      (1.230)         --        --            --          --

   CLASS M SHARES
   2007*                $   8.07   $ (0.021)     $    1.381     $  1.360    $     --    $   --     $      --      $   --
   2006 (3)                 8.78     (0.034)         (0.676)      (0.710)         --        --            --          --
   2005 (4)                 7.89       0.03            0.94         0.97       (0.08)       --         (0.08)         --
   2004 (4)                 7.33      (0.07)           0.63         0.56          --        --            --          --
   2003 (4)                 4.80      (0.06)           2.59         2.53          --        --            --          --
   2002 (4)                 6.50      (0.08)          (1.62)       (1.70)         --        --            --          --
   2001 (5)                10.00      (0.04)          (3.46)       (3.50)         --        --            --          --

                                                                           RATIO
                                                                        OF EXPENSES
                                                                         TO AVERAGE     RATIO OF
                          NET                   NET                      NET ASSETS        NET
                         ASSET                ASSETS,        RATIO       EXCLUDING      INVESTMENT
                        VALUE,                  END       OF EXPENSES   FEE WAIVERS   INCOME (LOSS)  PORTFOLIO
                          END       TOTAL    OF PERIOD     TO AVERAGE  AND REDUCTION    TO AVERAGE   TURNOVER
                       OF PERIOD  RETURN***    (000)       NET ASSETS   OF EXPENSES     NET ASSETS     RATE
--------------------------------------------------------------------------------------------------------------
----------------
CORE EQUITY FUND
----------------

   FIDUCIARY SHARES
   2007*                $  10.08    15.46%   $ 129,522       0.89%         1.05%          1.15%          35%
   2006                     8.78     9.53      110,720       0.91          1.07           1.04           72
   2005                     8.10    11.47      106,413       0.93          1.18           1.31          101
   2004                     7.36     9.80      113,334       0.92          1.10           0.38          119
   2003                     6.73     9.15      115,045       0.92          1.09           0.89           71
   2002                     6.22   (24.25)     114,854       0.93          1.10           0.61           11

   CLASS A SHARES
   2007*                $  10.06    15.36%   $   7,101       1.18%         1.32%          0.77%          35%
   2006                     8.76     9.15        2,749       1.17          1.34           0.79           72
   2005                     8.09    11.32        3,031       1.18          1.43           1.00          101
   2004                     7.34     9.47        3,657       1.17          1.35           0.13          119
   2003                     6.72     8.91        3,233       1.16          1.34           0.61           71
   2002                     6.21   (24.46)       1,729       1.18          1.35           0.36           11

   CLASS B SHARES
   2007*                $   9.87    14.92%   $   2,999       1.77%         1.81%          0.25%          35%
   2006                     8.61     8.63        2,717       1.79          1.84           0.17           72
   2005                     7.95    10.60        3,044       1.83          1.93           0.42          101
   2004                     7.23     8.60        3,249       1.82          1.85          (0.52)         119
   2003                     6.66     8.20        3,093       1.82          1.84          (0.01)          71
   2002                     6.17   (24.93)       2,701       1.83          1.85          (0.29)          11

   CLASS C SHARES
   2007*                $   9.87    14.93%   $     514       1.77%         1.81%          0.25%          35%
   2006                     8.61     8.50          310       1.79          1.84           0.17           72
   2005                     7.96    10.59          280       1.83          1.93           0.40          101
   2004 (6)                 7.24     1.14          277       1.83**        1.88**        (0.60)**       119

--------------------
ENHANCED GROWTH FUND
--------------------

   CLASS A SHARES
   2007*                $   9.39    16.65%   $      65       1.34%         1.48%         (0.89)%         27%
   2006 (2)                 8.05   (13.35)          39       1.35**        1.49**        (1.10)**        53

   CLASS C SHARES
   2007*                $   9.37    16.25%   $       8       1.88%         1.92%         (1.54)%         27%
   2006 (2)                 8.06   (13.24)          --++     1.47**        1.49**        (0.87)**        53

   CLASS M SHARES
   2007*                $   9.43    16.85%   $ 127,926       0.93%         0.96%         (0.47)%         27%
   2006 (3)                 8.07    (8.09)     120,694       0.97**        0.98**        (0.46)**        53
   2005 (4)                 8.78    12.24      129,300       1.00          1.00           0.37            8
   2004 (4)                 7.89     7.64       67,200       1.11          1.11          (0.84)          14
   2003 (4)                 7.33    52.71       75,000       1.15          1.15          (0.97)          62
   2002 (4)                 4.80   (26.15)      49,700       1.18          1.18          (1.09)          18
   2001 (5)                 6.50   (35.00)      44,900       1.40**        1.40**        (1.24)**         5

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
  * FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2007 (UNAUDITED). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
 **   ANNUALIZED.
*** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
  #   AMOUNT REPRESENTS LESS THAN $0.01.
  +   PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.
 ++   AMOUNT REPRESENTS LESS THAN $1,000.
(1)   COMMENCED OPERATIONS ON JULY 3, 2006.
(2)   COMMENCED OPERATIONS ON APRIL 3, 2006.
(3) FOR THE TEN MONTH PERIOD ENDED JULY 31, 2006. ON APRIL 3, 2006, HIGHMARK FUNDS ACQUIRED THE ASSETS AND ASSUMED THE IDENTIFIED LIABILITIES OF BAILARD COGNITIVE VALUE FUND, BAILARD ENHANCED GROWTH FUND AND BAILARD INTERNATIONAL EQUITY FUND (THE "BAILARD FUNDS") (SEE NOTE 9 IN NOTES TO FINANCIAL STATEMENTS). THE FISCAL YEAR END OF THE BAILARD FUNDS, THE PREDECESSOR FUNDS TO HIGHMARK COGNITIVE VALUE FUND, HIGHMARK ENHANCED GROWTH FUND AND HIGHMARK INTERNATIONAL OPPORTUNITIES FUND, WAS SEPTEMBER
      30. THE FISCAL YEAR END OF THE SUCCESSOR HIGHMARK FUNDS IS JULY 31.
(4)   FOR THE YEAR ENDED SEPTEMBER 30.
(5)   COMMENCED OPERATIONS ON MAY 30, 2001.
(6)   COMMENCED OPERATIONS ON NOVEMBER 28, 2003.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                            WWW.HIGHMARKFUNDS.COM                            121

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2007 (UNAUDITED) AND THE YEARS OR PERIODS ENDED JULY 31, (UNLESS OTHERWISE INDICATED)

                                                                                    DIVIDENDS AND
                                     INVESTMENT ACTIVITIES                          DISTRIBUTIONS
                                -------------------------------                -----------------------
                        NET
                       ASSET                      NET REALIZED                                               TOTAL
                       VALUE,         NET        AND UNREALIZED      TOTAL         NET                        FROM
                     BEGINNING    INVESTMENT     GAIN (LOSS) ON      FROM      INVESTMENT      CAPITAL   DIVIDENDS AND   REDEMPTION
                     OF PERIOD  INCOME (LOSS)+    INVESTMENTS     OPERATIONS     INCOME         GAINS    DISTRIBUTIONS      FEES
-----------------------------------------------------------------------------------------------------------------------------------
--------------------------------
INTERNATIONAL OPPORTUNITIES FUND
--------------------------------

   FIDUCIARY SHARES
   2007*             $    8.53  $        0.022   $        1.225   $    1.247   $   (0.128)    $ (0.829)  $      (0.957)  $       --
   2006 (1)               8.69           0.073           (0.233)      (0.160)          --           --              --           --

   CLASS A SHARES
   2007*             $    8.52  $        0.004   $        1.223   $    1.227   $   (0.121)    $ (0.829)  $      (0.950)  $    0.003
   2006 (2)               8.63           0.052           (0.184)      (0.132)          --           --              --        0.022

   CLASS C SHARES
   2007*             $    8.49  $       (0.023)  $        1.222   $    1.199   $   (0.100)    $ (0.829)  $      (0.929)  $       --
   2006 (2)               8.63           0.034           (0.174)      (0.140)          --           --              --           --

   CLASS M SHARES
   2007*             $    8.52  $        0.027   $        1.221   $    1.248   $   (0.129)    $ (0.829)  $      (0.958)  $       --
   2006 (3)               7.54           0.095            1.219        1.314       (0.146)      (0.188)         (0.334)          --
   2005 (4)               5.79            0.07             1.73         1.80        (0.05)          --           (0.05)          --
   2004 (4)               4.79            0.05             1.00         1.05        (0.05)          --           (0.05)          --
   2003 (4)               3.70            0.06             1.05         1.11        (0.02)          --#          (0.02)          --
   2002 (4)               4.27            0.03            (0.60)       (0.57)          --           --              --           --
   2001 (4)               6.69            0.02            (1.83)       (1.81)       (0.01)       (0.60)          (0.61)          --

---------------------
LARGE CAP GROWTH FUND
---------------------

   FIDUCIARY SHARES
   2007*             $    8.77  $        0.008   $        1.003   $    1.011   $   (0.011)    $     --          (0.011)  $       --
   2006                   8.61           0.009            0.170        0.179       (0.019)          --          (0.019)          --
   2005                   7.50           0.042            1.094        1.136       (0.026)          --          (0.026)          --
   2004                   7.25          (0.012)           0.236        0.224           --           --              --        0.026
   2003                   6.53           0.003            0.722        0.725       (0.005)++        --          (0.005)          --
   2002                   8.68          (0.004)          (2.146)      (2.150)          --           --              --           --

   CLASS A SHARES
   2007*             $    8.63  $       (0.004)  $        0.984   $    0.980   $       --     $     --   $          --   $       --
   2006                   8.48          (0.013)           0.167        0.154       (0.004)          --          (0.004)          --
   2005                   7.39           0.022            1.076        1.098       (0.008)          --          (0.008)          --
   2004                   7.15          (0.031)           0.243        0.212           --           --              --        0.028
   2003                   6.47          (0.014)           0.694        0.680           --++         --              --           --
   2002                   8.61          (0.022)          (2.118)      (2.140)          --           --              --           --

   CLASS B SHARES
   2007*             $    8.13  $       (0.030)  $        0.920   $    0.890   $       --     $     --   $          --   $       --
   2006                   8.03          (0.064)           0.164        0.100           --           --              --           --
   2005                   7.04          (0.027)           1.017        0.990           --           --              --           --
   2004                   6.86          (0.077)           0.231        0.154           --           --              --        0.026
   2003                   6.24          (0.053)           0.673        0.620           --           --              --           --
   2002                   8.36          (0.069)          (2.051)      (2.120)          --           --              --           --

   CLASS C SHARES
   2007*             $    8.14  $       (0.030)  $        0.920   $    0.890   $       --     $     --   $          --   $       --
   2006                   8.04          (0.064)           0.164        0.100           --           --              --           --
   2005                   7.05          (0.027)           1.017        0.990           --           --              --           --
   2004                   6.87          (0.078)           0.227        0.149           --           --              --        0.031
   2003                   6.24          (0.055)           0.685        0.630           --           --              --           --
   2002                   8.37          (0.069)          (2.061)      (2.130)          --           --              --           --

                                                                            RATIO
                                                                         OF EXPENSES
                                                                          TO AVERAGE       RATIO OF
                         NET                    NET                       NET ASSETS          NET
                        ASSET                 ASSETS,      RATIO          EXCLUDING       INVESTMENT
                       VALUE,                   END     OF EXPENSES      FEE WAIVERS     INCOME (LOSS)     PORTFOLIO
                         END       TOTAL     OF PERIOD   TO AVERAGE     AND REDUCTION     TO AVERAGE       TURNOVER
                      OF PERIOD  RETURN***     (000)     NET ASSETS      OF EXPENSES      NET ASSETS         RATE
---------------------------------------------------------------------------------------------------------------------
--------------------------------
INTERNATIONAL OPPORTUNITIES FUND
--------------------------------

   FIDUCIARY SHARES
   2007*              $    8.82      14.85%  $  27,079         1.17%            1.43%             0.50%           13%
   2006 (1)                8.53      (1.84)     13,422         1.29**           1.34**            2.65**          48

   CLASS A SHARES
   2007*              $    8.80      14.66%  $   8,549         1.48%            1.68%             0.08%           13%
   2006 (2)                8.52      (1.27)      1,952         1.69**           1.84**            1.88**          48

   CLASS C SHARES
   2007*              $    8.76      14.33%  $   1,890         2.14%            2.18%            (0.51)%          13%
   2006 (2)                8.49      (1.62)        731         2.28**           2.33**            1.23**          48

   CLASS M SHARES
   2007*              $    8.81      14.87%  $ 243,687         1.13%            1.16%             0.61%           13%
   2006 (3)                8.52      17.96     202,134         1.25**           1.27**            1.41**          48
   2005 (4)                7.54      31.32     170,000         1.45             1.45              1.13            74
   2004 (4)                5.79      21.95     158,800         1.35             1.35              0.92            69
   2003 (4)                4.79      30.12     114,000         1.37             1.37              1.38            39
   2002 (4)                3.70     (13.35)     91,400         1.34             1.34              0.59            69
   2001 (4)                4.27     (29.43)    101,400         1.44             1.44              0.44            90

----------------------
LARGE CAP GROWTH FUND
----------------------

   FIDUCIARY SHARES
   2007*              $    9.77      11.53%  $ 109,404         0.92%            1.07%             0.17%           75%
   2006                    8.77       2.07     103,454         0.89             1.07              0.10            68
   2005                    8.61      15.16     129,824         0.94             1.16              0.53            73
   2004                    7.50       3.45     137,682         0.94             1.13             (0.15)           93
   2003                    7.25      11.11     161,181         0.94             1.12              0.05            57
   2002                    6.53     (24.77)    156,663         0.93             1.10             (0.05)          105

   CLASS A SHARES
   2007*              $    9.61      11.36%  $  15,229         1.18%            1.32%            (0.10)%          75%
   2006                    8.63       1.81      15,809         1.14             1.32             (0.15)           68
   2005                    8.48      14.86      17,377         1.19             1.41              0.29            73
   2004                    7.39       3.36      18,845         1.19             1.38             (0.40)           93
   2003                    7.15      10.51      18,858         1.20             1.37             (0.22)           57
   2002                    6.47     (24.85)     12,214         1.18             1.35             (0.28)          105

   CLASS B SHARES
   2007*              $    9.02      10.95%  $   7,183         1.78%            1.82%            (0.70)%          75%
   2006                    8.13       1.25       7,519         1.76             1.83             (0.77)           68
   2005                    8.03      14.06       9,259         1.84             1.91             (0.37)           73
   2004                    7.04       2.62      10,003         1.84             1.88             (1.05)           93
   2003                    6.86       9.94      10,558         1.85             1.87             (0.85)           57
   2002                    6.24     (25.36)     10,322         1.83             1.86             (0.94)          105

   CLASS C SHARES
   2007*              $    9.03      10.93%  $   1,271         1.78%            1.82%            (0.70)%          75%
   2006                    8.14       1.24       1,304         1.76             1.83             (0.77)           68
   2005                    8.04      14.04       1,422         1.84             1.91             (0.36)           73
   2004                    7.05       2.62       1,543         1.84             1.88             (1.05)           93
   2003                    6.87      10.10       1,223         1.85             1.87             (0.87)           57
   2002                    6.24     (25.45)        736         1.83             1.86             (0.94)          105

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
  * FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2007 (UNAUDITED). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
 **   ANNUALIZED.
*** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
  #   AMOUNT REPRESENTS LESS THAN $0.01.
  +   PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.
 ++ FOR THE FIDUCIARY SHARES, REPRESENTS A $0.005 RETURN OF CAPITAL FOR TAX PURPOSES. FOR CLASS A, REPRESENTS A $0.0002 RETURN OF CAPITAL FOR TAX PURPOSES.
(1)   COMMENCED OPERATIONS ON APRIL 4, 2006.
(2)   COMMENCED OPERATIONS ON APRIL 3, 2006.
(3) FOR THE TEN MONTH PERIOD ENDED JULY 31, 2006. ON APRIL 3, 2006, HIGHMARK FUNDS ACQUIRED THE ASSETS AND ASSUMED THE IDENTIFIED LIABILITIES OF BAILARD COGNITIVE VALUE FUND, BAILARD ENHANCED GROWTH FUND AND BAILARD INTERNATIONAL EQUITY FUND (THE "BAILARD FUNDS") (SEE NOTE 9 IN NOTES TO FINANCIAL STATEMENTS). THE FISCAL YEAR END OF THE BAILARD FUNDS, THE PREDECESSOR FUNDS TO HIGHMARK COGNITIVE VALUE FUND, HIGHMARK ENHANCED GROWTH FUND AND HIGHMARK INTERNATIONAL OPPORTUNITIES FUND, WAS SEPTEMBER
      30. THE FISCAL YEAR END OF THE SUCCESSOR HIGHMARK FUNDS IS JULY 31.
(4)   FOR THE YEAR ENDED SEPTEMBER 30.
(5)   COMMENCED OPERATIONS ON APRIL 28, 2003.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

122                              1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

                                                                                    DIVIDENDS AND
                                     INVESTMENT ACTIVITIES                          DISTRIBUTIONS
                                -------------------------------                -----------------------
                        NET
                       ASSET                      NET REALIZED                                               TOTAL
                       VALUE,         NET        AND UNREALIZED      TOTAL         NET                        FROM
                     BEGINNING    INVESTMENT     GAIN (LOSS) ON      FROM      INVESTMENT      CAPITAL   DIVIDENDS AND   REDEMPTION
                     OF PERIOD  INCOME (LOSS)+    INVESTMENTS     OPERATIONS     INCOME         GAINS    DISTRIBUTIONS      FEES
-----------------------------------------------------------------------------------------------------------------------------------
--------------------
LARGE CAP VALUE FUND
--------------------

   FIDUCIARY SHARES
   2007*             $   13.67  $        0.092   $        1.705   $    1.797   $   (0.087)    $     --          (0.087)  $       --
   2006                  12.49           0.161            1.182        1.343       (0.163)          --          (0.163)          --
   2005                  10.41           0.133            2.077        2.210       (0.130)          --          (0.130)          --
   2004                   8.74           0.100            1.670        1.770       (0.100)          --          (0.100)          --
   2003                   8.25           0.105            0.484        0.589       (0.099)          --          (0.099)          --
   2002                  11.04           0.123           (2.790)      (2.667)      (0.123)          --          (0.123)          --

   CLASS A SHARES
   2007*             $   13.70  $        0.074   $        1.705   $    1.779   $   (0.069)    $     --          (0.069)  $       --
   2006                  12.52           0.129            1.181        1.310       (0.131)          --          (0.131)       0.001
   2005                  10.43           0.103            2.090        2.193       (0.103)          --          (0.103)          --
   2004                   8.76           0.075            1.671        1.746       (0.076)          --          (0.076)          --
   2003                   8.26           0.085            0.495        0.580       (0.080)          --          (0.080)          --
   2002                  11.06           0.096           (2.796)      (2.700)      (0.100)          --          (0.100)          --

   CLASS B SHARES
   2007*             $   13.50  $        0.031   $        1.684   $    1.715   $   (0.035)    $     --   $      (0.035)  $       --
   2006                  12.35           0.047            1.163        1.210       (0.060)          --          (0.060)          --
   2005                  10.31           0.029            2.052        2.081       (0.041)          --          (0.041)          --
   2004                   8.67           0.010            1.653        1.663       (0.023)          --          (0.023)          --
   2003                   8.19           0.032            0.488        0.520       (0.040)          --          (0.040)          --
   2002                  10.97           0.032           (2.764)      (2.732)      (0.048)          --          (0.048)          --

   CLASS C SHARES
   2007*             $   13.47  $        0.029   $        1.677   $    1.706   $   (0.036)    $     --   $      (0.036)  $       --
   2006                  12.32           0.046            1.166        1.212       (0.062)          --          (0.062)          --
   2005                  10.28           0.027            2.057        2.084       (0.044)          --          (0.044)          --
   2004                   8.65           0.010            1.649        1.659       (0.029)          --          (0.029)          --
   2003                   8.18           0.035            0.480        0.515       (0.045)          --          (0.045)          --
   2002                  10.96           0.028           (2.757)      (2.729)      (0.051)          --          (0.051)          --

---------------------
SMALL CAP GROWTH FUND
---------------------

   FIDUCIARY SHARES
   2007*             $   13.27  $       (0.055)  $        1.233   $    1.178   $       --     $ (1.658)  $      (1.658)  $       --
   2006                  14.66          (0.128)          (0.430)      (0.558)          --       (0.832)         (0.832)          --
   2005                  11.81          (0.160)           3.030        2.870           --       (0.020)         (0.020)          --
   2004                  11.74          (0.177)           0.439        0.262           --       (0.192)         (0.192)          --
   2003 (5)              10.00          (0.034)           1.774        1.740           --           --              --           --

   CLASS A SHARES
   2007*             $   13.16  $       (0.073)  $        1.221   $    1.148   $       --     $ (1.658)  $      (1.658)  $       --
   2006                  14.59          (0.165)          (0.434)      (0.599)          --       (0.832)         (0.832)       0.001
   2005                  11.78          (0.192)           3.022        2.830           --       (0.020)         (0.020)          --
   2004                  11.74          (0.209)           0.441        0.232           --       (0.192)         (0.192)          --
   2003 (5)              10.00          (0.040)           1.780        1.740           --           --              --           --

   CLASS B SHARES
   2007*             $   12.89  $       (0.110)  $        1.198   $    1.088   $       --     $ (1.658)  $      (1.658)  $       --
   2006                  14.39          (0.252)          (0.416)      (0.668)          --       (0.832)         (0.832)          --
   2005                  11.69          (0.273)           2.993        2.720           --       (0.020)         (0.020)          --
   2004                  11.73          (0.294)           0.446        0.152           --       (0.192)         (0.192)          --
   2003 (5)              10.00          (0.056)           1.786        1.730           --           --              --           --

   CLASS C SHARES
   2007*             $   12.89  $       (0.110)  $        1.198   $    1.088   $       --     $ (1.658)  $      (1.658)  $       --
   2006                  14.39          (0.250)          (0.418)      (0.668)          --       (0.832)         (0.832)          --
   2005                  11.69          (0.274)           2.994        2.720           --       (0.020)         (0.020)          --
   2004                  11.73          (0.292)           0.444        0.152           --       (0.192)         (0.192)          --
   2003 (5)              10.00          (0.058)           1.788        1.730           --           --              --           --

                                                                            RATIO
                                                                         OF EXPENSES
                                                                          TO AVERAGE       RATIO OF
                         NET                    NET                       NET ASSETS          NET
                        ASSET                 ASSETS,      RATIO          EXCLUDING       INVESTMENT
                       VALUE,                   END     OF EXPENSES      FEE WAIVERS     INCOME (LOSS)     PORTFOLIO
                         END       TOTAL     OF PERIOD   TO AVERAGE     AND REDUCTION     TO AVERAGE       TURNOVER
                      OF PERIOD  RETURN***     (000)     NET ASSETS      OF EXPENSES      NET ASSETS         RATE
---------------------------------------------------------------------------------------------------------------------
--------------------
LARGE CAP VALUE FUND
--------------------

   FIDUCIARY SHARES
   2007*              $   15.38      13.19%  $ 204,042         0.89%            1.06%             1.26%           33%
   2006                   13.67      10.82     168,092         0.92             1.08              1.23            81
   2005                   12.49      21.35     123,343         0.93             1.17              1.15            99
   2004                   10.41      20.32      87,181         0.93             1.12              1.00            86
   2003                    8.74       7.26      65,363         0.93             1.11              1.30           337
   2002                    8.25     (24.31)     78,479         0.92             1.09              1.24           226

   CLASS A SHARES
   2007*              $   15.41      13.02%  $ 158,517         1.15%            1.31%             1.01%           33%
   2006                   13.70      10.52     134,433         1.17             1.32              0.98            81
   2005                   12.52      21.12      62,537         1.18             1.42              0.89            99
   2004                   10.43      19.98      33,442         1.18             1.37              0.75            86
   2003                    8.76       7.12      29,036         1.18             1.36              1.05           337
   2002                    8.26     (24.55)     31,773         1.17             1.34              0.98           226

   CLASS B SHARES
   2007*              $   15.18      12.73%  $   3,206         1.75%            1.81%             0.42%           33%
   2006                   13.50       9.81       3,042         1.79%            1.84              0.36            81
   2005                   12.35      20.22       3,996         1.83             1.92              0.26            99
   2004                   10.31      19.20       3,640         1.83             1.87              0.10            86
   2003                    8.67       6.41       2,005         1.83             1.86              0.40           337
   2002                    8.19     (24.97)      2,164         1.82             1.85              0.32           226

   CLASS C SHARES
   2007*              $   15.14      12.68%  $   7,210         1.75%            1.81%             0.42%           33%
   2006                   13.47       9.86       5,927         1.79             1.84              0.36            81
   2005                   12.32      20.31       4,578         1.83             1.92              0.23            99
   2004                   10.28      19.20       1,769         1.85             1.90              0.10            86
   2003                    8.65       6.36         168         1.83             1.86              0.43           337
   2002                    8.18     (24.97)         46         1.82             1.85              0.29           226

---------------------
SMALL CAP GROWTH FUND
---------------------

   FIDUCIARY SHARES
   2007*              $   12.79       8.92%  $  21,459         1.42%            1.59%            (0.83)%          70%
   2006                   13.27      (4.16)     24,694         1.45             1.62             (0.87)          227
   2005                   14.66      24.31      27,941         1.50             1.88             (1.22)          181
   2004                   11.81       2.08      26,971         1.47             1.66             (1.35)          125
   2003 (5)               11.74      17.40       7,238         1.49**           1.67**           (1.15)**         25

   CLASS A SHARES
   2007*              $   12.65       8.75%  $   3,211         1.70%            1.84%            (1.11)%          70%
   2006                   13.16      (4.46)      4,153         1.72             1.90             (1.14)          227
   2005                   14.59      24.03       4,535         1.75             2.13             (1.47)          181
   2004                   11.78       1.82       3,647         1.72             1.91             (1.60)          125
   2003 (5)               11.74      17.40       4,097         1.75**           1.93**           (1.33)**         25

   CLASS B SHARES
   2007*              $   12.32       8.46%  $     404         2.30%            2.34%            (1.71)%          70%
   2006                   12.89      (5.03)        472         2.33             2.40             (1.76)          227
   2005                   14.39      23.28         526         2.40             2.63             (2.12)          181
   2004                   11.69       1.13         518         2.37             2.41             (2.25)          125
   2003 (5)               11.73      17.30          90         2.40**           2.43**           (1.81)**         25

   CLASS C SHARES
   2007*              $   12.32       8.46%  $   1,020         2.30%            2.34%            (1.71)%          70%
   2006                   12.89      (5.03)      1,112         2.33             2.40             (1.76)          227
   2005                   14.39      23.28       1,045         2.40             2.63             (2.12)          181
   2004                   11.69       1.13         941         2.37             2.41             (2.25)          125
   2003 (5)               11.73      17.30         456         2.40**           2.43**           (1.90)**         25

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
  * FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2007 (UNAUDITED). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
 **   ANNUALIZED.
*** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
  #   AMOUNT REPRESENTS LESS THAN $0.01.
  +   PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.
 ++ FOR THE FIDUCIARY SHARES, REPRESENTS A $0.005 RETURN OF CAPITAL FOR TAX PURPOSES. FOR CLASS A, REPRESENTS A $0.0002 RETURN OF CAPITAL FOR TAX PURPOSES.
(1)   COMMENCED OPERATIONS ON APRIL 4, 2006.
(2)   COMMENCED OPERATIONS ON APRIL 3, 2006.
(3) FOR THE TEN MONTH PERIOD ENDED JULY 31, 2006. ON APRIL 3, 2006, HIGHMARK FUNDS ACQUIRED THE ASSETS AND ASSUMED THE IDENTIFIED LIABILITIES OF BAILARD COGNITIVE VALUE FUND, BAILARD ENHANCED GROWTH FUND AND BAILARD INTERNATIONAL EQUITY FUND (THE "BAILARD FUNDS") (SEE NOTE 9 IN NOTES TO FINANCIAL STATEMENTS). THE FISCAL YEAR END OF THE BAILARD FUNDS, THE PREDECESSOR FUNDS TO HIGHMARK COGNITIVE VALUE FUND, HIGHMARK ENHANCED GROWTH FUND AND HIGHMARK INTERNATIONAL OPPORTUNITIES FUND, WAS SEPTEMBER
      30. THE FISCAL YEAR END OF THE SUCCESSOR HIGHMARK FUNDS IS JULY 31.
(4)   FOR THE YEAR ENDED SEPTEMBER 30.
(5)   COMMENCED OPERATIONS ON APRIL 28, 2003.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                             WWW.HIGHMARKFUNDS.COM                           123

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2007 (UNAUDITED) AND THE YEARS OR PERIODS ENDED JULY 31,

                                                                                    DIVIDENDS AND
                                         INVESTMENT ACTIVITIES                      DISTRIBUTIONS
                                    ------------------------------              ---------------------
                            NET
                           ASSET                     NET REALIZED                                          TOTAL
                           VALUE,       NET         AND UNREALIZED     TOTAL        NET                    FROM
                         BEGINNING   INVESTMENT     GAIN (LOSS) ON     FROM     INVESTMENT   CAPITAL    DIVIDENDS AND  REDEMPTION
                         of PERIOD  INCOME (LOSS)+   INVESTMENTS    OPERATIONS    INCOME      GAINS     DISTRIBUTIONS     FEES
------------------------------------------------------------------------------------------------------------------------------
--------------------
SMALL CAP VALUE FUND
--------------------

   FIDUCIARY SHARES
   2007*                 $   18.12    $    0.147    $        2.326  $    2.473  $   (0.180) $  (2.234)    $ (2.414)    $    0.001
   2006                      19.55         0.115            (0.156)     (0.041)     (0.080)    (1.309)      (1.389)            --
   2005                      16.05         0.078             4.474       4.552      (0.019)    (1.033)      (1.052)            --
   2004                      13.53         0.037             2.758       2.795      (0.072)    (0.203)      (0.275)            --
   2003                      11.25         0.074             2.227       2.301      (0.021)        --       (0.021)            --
   2002                      11.85         0.006            (0.022)     (0.016)         --     (0.584)      (0.584)            --

   CLASS A SHARES
   2007*                 $   17.77    $    0.121    $        2.275  $    2.396  $   (0.133) $  (2.234)    $ (2.367)    $    0.001
   2006                      19.21         0.068            (0.145)     (0.077)     (0.054)    (1.309)      (1.363)            --
   2005                      15.82         0.033             4.403       4.436      (0.013)    (1.033)      (1.046)            --
   2004                      13.36        (0.005)            2.726       2.721      (0.058)    (0.203)      (0.261)            --
   2003                      11.13         0.047             2.194       2.241      (0.011)        --       (0.011)            --
   2002                      11.76        (0.023)           (0.023)     (0.046)         --     (0.584)      (0.584)            --

   CLASS B SHARES
   2007*                 $   17.01    $    0.063    $        2.168  $    2.231  $   (0.037) $  (2.234)    $ (2.271)    $       --
   2006                      18.51        (0.043)           (0.148)     (0.191)         --     (1.309)      (1.309)            --
   2005                      15.36        (0.074)            4.263       4.189      (0.006)    (1.033)      (1.039)            --
   2004                      13.03        (0.101)            2.658       2.557      (0.024)    (0.203)      (0.227)            --
   2003                      10.93        (0.027)            2.127       2.100          --         --           --             --
   2002                      11.63        (0.095)           (0.021)     (0.116)         --     (0.584)      (0.584)            --

   CLASS C SHARES
   2007*                 $   16.94    $    0.062    $        2.167  $    2.229  $   (0.055) $  (2.234)    $ (2.289)    $       --
   2006                      18.43        (0.044)           (0.137)     (0.181)         --     (1.309)      (1.309)            --
   2005                      15.31        (0.076)            4.235       4.159      (0.006)    (1.033)      (1.039)            --
   2004                      12.99        (0.111)            2.662       2.551      (0.028)    (0.203)      (0.231)            --
   2003                      10.90        (0.026)            2.116       2.090          --         --           --             --
   2002                      11.60        (0.087)           (0.029)     (0.116)         --     (0.584)      (0.584)            --

-------------------
VALUE MOMENTUM FUND
-------------------

   FIDUCIARY SHARES
   2007*                 $   23.25    $    0.189    $        3.145  $    3.334  $   (0.183)   $ (2.421)   $ (2.604)    $       --
   2006                      24.07         0.314             1.777       2.091      (0.311)     (2.600)     (2.911)            --
   2005                      22.58         0.324             3.368       3.692      (0.340)     (1.862)     (2.202)            --
   2004                      20.72         0.277             2.899       3.176      (0.284)     (1.032)     (1.316)            --
   2003                      20.05         0.273             1.583       1.856      (0.264)     (0.922)     (1.186)            --
   2002                      27.00         0.254            (5.404)     (5.150)     (0.247)     (1.553)     (1.800)            --

   CLASS A SHARES
   2007*                 $   23.22    $    0.159    $        3.136  $    3.295  $   (0.154)   $ (2.421)   $ (2.575)    $       --
   2006                      24.04         0.255             1.780       2.035      (0.255)     (2.600)     (2.855)            --
   2005                      22.56         0.266             3.360       3.626      (0.284)     (1.862)     (2.146)            --
   2004                      20.71         0.221             2.890       3.111      (0.229)     (1.032)     (1.261)            --
   2003                      20.04         0.225             1.584       1.809      (0.217)     (0.922)     (1.139)            --
   2002                      26.99         0.195            (5.401)     (5.206)     (0.191)     (1.553)     (1.744)            --

   CLASS B SHARES
   2007*                 $   22.92    $    0.084    $        3.095  $    3.179  $   (0.098)   $ (2.421)   $ (2.519)    $       --
   2006                      23.79         0.114             1.746       1.860      (0.130)     (2.600)     (2.730)            --
   2005                      22.35         0.114             3.340       3.454      (0.152)     (1.862)     (2.014)            --
   2004                      20.54         0.076             2.862       2.938      (0.096)     (1.032)     (1.128)            --
   2003                      19.90         0.101             1.565       1.666      (0.104)     (0.922)     (1.026)            --
   2002                      26.81         0.038            (5.341)     (5.303)     (0.054)     (1.553)     (1.607)            --

   CLASS C SHARES
   2007*                 $   22.86    $    0.082    $        3.099  $    3.181  $   (0.100)   $ (2.421)   $ (2.521)    $       --
   2006                      23.74         0.110             1.742       1.852      (0.132)     (2.600)     (2.732)            --
   2005                      22.32         0.107             3.331       3.438      (0.156)     (1.862)     (2.018)            --
   2004                      20.51         0.077             2.862       2.939      (0.097)     (1.032)     (1.129)            --
   2003                      19.87         0.102             1.563       1.665      (0.103)     (0.922)     (1.025)            --
   2002                      26.80         0.037            (5.359)     (5.322)     (0.055)     (1.553)     (1.608)            --

                                                                           RATIO
                                                                       OF EXPENSES
                                                                       TO AVERAGE        RATIO OF
                             NET                  NET                     NET ASSETS        NET
                            ASSET               ASSETS,      RATIO        EXCLUDING     INVESTMENT
                            VALUE,                END     OF EXPENSES    FEE WAIVERS   INCOME (LOSS)  PORTFOLIO
                             END      TOTAL    OF PERIOD   TO AVERAGE   AND REDUCTION    TO AVERAGE   TURNOVER
                         OF PERIOD  RETURN***    (000)     NET ASSETS    OF EXPENSES     NET ASSETS     RATE
------------------------------------------------------------------------------------------------------------
--------------------
SMALL CAP VALUE FUND
--------------------

   FIDUCIARY SHARES      $   18.18    13.91%   $ 208,827      1.34%         1.48%          1.56%         17%
   2007*                     18.12    (0.01)     164,131      1.32          1.49           0.62          35
   2006                      19.55    29.10      135,231      1.33          1.55           0.45          27
   2005                      16.05    20.72      101,687      1.32          1.50           0.23          20
   2004                      13.53    20.49       79,222      1.25          1.43           0.64          24
   2003                      11.25     0.10       63,399      1.35          1.52           0.05          99
   2002

   CLASS A SHARES        $   17.80    13.73%   $  70,637      1.59%         1.73%          1.31%         17%
   2007*                     17.77    (0.21)      64,484      1.57          1.74           0.37          35
   2006                      19.21    28.78       54,885      1.58          1.80           0.19          27
   2005                      15.82    20.43       36,155      1.57          1.75          (0.02)         20
   2004                      13.36    20.16       23,436      1.48          1.66           0.41          24
   2003                      11.13    (0.16)      15,708      1.60          1.77          (0.19)         99
   2002

   CLASS B SHARES        $   16.97    13.34%   $  13,526      2.19%         2.23%          0.71%         17%
   2007*                     17.01    (0.87)      13,145      2.18          2.24          (0.25)         35
   2006                      18.51    28.00       15,753      2.23          2.30          (0.45)         27
   2005                      15.36    19.68       14,079      2.22          2.25          (0.67)         20
   2004                      13.03    19.21       11,367      2.15          2.18          (0.24)         24
   2003                      10.93    (0.79)       9,047      2.25          2.27          (0.82)         99
   2002

   CLASS C SHARES        $   16.88    13.40%   $  22,366      2.19%         2.23%          0.71%         17%
   2007*                     16.94    (0.82)      18,990      2.18          2.24          (0.25)         35
   2006                      18.43    27.89       21,157      2.23          2.30          (0.46)         27
   2005                      15.31    19.70       11,926      2.26          2.30          (0.73)         20
   2004                      12.99    19.17        3,473      2.13          2.16          (0.23)         24
   2003                      10.90    (0.79)       2,007      2.25          2.23          (0.76)         99
   2002

-------------------
VALUE MOMENTUM FUND
-------------------

   FIDUCIARY SHARES      $   23.98    14.53%   $ 472,684      0.94%         1.08%          1.55%          7%
   2007*                     23.25     9.32      434,080      0.93          1.08           1.35          21
   2006                      24.07    16.96      430,755      0.94          1.13           1.40          18
   2005                      22.58    15.69      389,658      0.92          1.11           1.25          20
   2004                      20.72    10.00      350,151      0.94          1.11           1.44           6
   2003                      20.05   (20.06)     355,004      0.93          1.10           1.06          12
   2002

   CLASS A SHARES        $   23.94    14.37%   $  33,159      1.19%         1.33%          1.30%          7%
   2007*                     23.22     9.06       30,047      1.18          1.34           1.09          21
   2006                      24.04    16.64       28,799      1.18          1.38           1.15          18
   2005                      22.56    15.36       28,461      1.17          1.36           1.00          20
   2004                      20.71     9.74       27,208      1.19          1.36           1.18           6
   2003                      20.04   (20.25)      26,595      1.18          1.35           0.81          12
   2002

   CLASS B SHARES        $   23.58    14.02%   $   7,688      1.79%         1.83%          0.69%          7%
   2007*                     22.92     8.36        7,471      1.80          1.84           0.49          21
   2006                      23.79    15.95        9,396      1.83          1.88           0.50          18
   2005                      22.35    14.59        9,208      1.82          1.86           0.35          20
   2004                      20.54     9.00        8,139      1.84          1.86           0.54           6
   2003                      19.90   (20.71)       8,427      1.83          1.85           0.16          12
   2002

   CLASS C SHARES        $   23.52    14.07%   $   1,866      1.79%         1.83%          0.69%          7%
   2007*                     22.86     8.34        1,442      1.80          1.84           0.49          21
   2006                      23.74    15.90        1,204      1.84          1.88           0.47          18
   2005                      22.32    14.62          788      1.82          1.86           0.35          20
   2004                      20.51     9.01          776      1.84          1.86           0.54           6
   2003                      19.87   (20.79)         845      1.83          1.85           0.15          12
   2002

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
  * FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2007 (UNAUDITED). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
 **  ANNUALIZED.
*** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
  +  PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.
 ++ PORTFOLIO TURNOVER INCLUDES THE PURCHASES AND SALES OF THE DIVERSIFIED MONEY MARKET FUND. IF THESE TRANSACTIONS WERE NOT INCLUDED, PORTFOLIO TURNOVER WOULD HAVE BEEN 4%, 7% AND 8% FOR THE CAPITAL GROWTH ALLOCATION FUND, THE GROWTH & INCOME ALLOCATION FUND AND THE INCOME PLUS ALLOCATION FUND, RESPECTIVELY.
(1)  COMMENCED OPERATIONS ON OCTOBER 12, 2004.
(2)  INCEPTION DATE WAS NOVEMBER 15, 2006.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

124                              1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

                                                                                    DIVIDENDS AND
                                         INVESTMENT ACTIVITIES                      DISTRIBUTIONS
                                     ------------------------------              ---------------------
                             NET
                            ASSET                     NET REALIZED                                          TOTAL
                            VALUE,         NET       AND UNREALIZED    TOTAL         NET                    FROM
                          BEGINNING    INVESTMENT        GAIN ON        FROM     INVESTMENT   CAPITAL   DIVIDENDS AND  REDEMPTION
                          OF PERIOD  INCOME (LOSS)+    INVESTMENTS   OPERATIONS    INCOME      GAINS    DISTRIBUTIONS     FEES
---------------------------------------------------------------------------------------------------------------------------------
------------------------------
CAPITAL GROWTH ALLOCATION FUND
------------------------------

   FIDUCIARY SHARES
   2007* (2)              $  25.10      $  0.258        $  0.655      $  0.913   $  (0.344)  $ (0.319)   $   (0.663)     $  --

   CLASS A SHARES
   2007*                  $  23.17      $  0.373        $  2.471      $  2.844   $  (0.345)  $ (0.319)   $   (0.664)     $  --
   2006                      22.16         0.112           1.066         1.178      (0.090)    (0.078)       (0.168)        --
   2005 (1)                  20.00         0.082           2.157         2.239      (0.079)        --        (0.079)        --

   CLASS C SHARES
   2007*                  $  22.97      $  0.282        $  2.456      $  2.738   $  (0.289)  $ (0.319)   $   (0.608)     $  --
   2006                      22.07        (0.057)          1.063         1.006      (0.028)    (0.078)       (0.106)        --
   2005 (1)                  20.00        (0.070)          2.185         2.115      (0.045)        --        (0.045)        --

----------------------------------
DIVERSIFIED EQUITY ALLOCATION FUND
----------------------------------

   FIDUCIARY SHARES
   2007* (2)              $  20.00      $  0.295        $  0.493      $  0.788   $  (0.238)  $     --        (0.238)     $  --

   CLASS A SHARES
   2007* (2)              $  20.00      $  0.256        $  0.529      $  0.785   $  (0.235)  $     --        (0.235)     $  --

   CLASS C SHARES
   2007* (2)              $  20.00      $  0.088        $  0.663      $  0.751   $  (0.231)  $     --        (0.231)     $  --

-------------------------------
GROWTH & INCOME ALLOCATION FUND
-------------------------------

   FIDUCIARY SHARES
   2007* (2)              $  23.75      $  0.020        $  0.676      $  0.696   $  (0.308)  $ (0.278)   $   (0.586)     $  --

   CLASS A SHARES
   2007*                  $  22.26      $  0.382        $  1.842      $  2.224   $  (0.356)  $ (0.278)   $   (0.634)     $  --
   2006                      21.61         0.259           0.688         0.947      (0.240)    (0.057)       (0.297)        --
   2005 (1)                  20.00         0.193           1.570         1.763      (0.153)        --        (0.153)        --

   CLASS C SHARES
   2007*                  $  22.18      $  0.299        $  1.836      $  2.135   $  (0.287)  $ (0.278)   $   (0.565)     $  --
   2006                      21.55         0.103           0.688         0.791      (0.104)    (0.057)       (0.161)        --
   2005 (1)                  20.00         0.052           1.587         1.639      (0.089)        --        (0.089)        --

---------------------------
INCOME PLUS ALLOCATION FUND
---------------------------

   FIDUCIARY SHARES
   2007* (2)              $  21.86      $  0.210        $  0.187      $  0.397   $  (0.212)  $ (0.285)   $   (0.497)     $  --

   CLASS A SHARES
   2007*                  $  20.95      $  0.325        $  1.085      $  1.410   $  (0.305)  $ (0.285)   $   (0.590)     $  --
   2006                      20.73         0.434           0.205         0.639      (0.407)    (0.012)       (0.419)        --
   2005 (1)                  20.00         0.320           0.617         0.937      (0.207)        --        (0.207)        --

   CLASS C SHARES
   2007*                  $  20.85      $  0.246        $  1.079      $  1.325   $  (0.240)  $ (0.285)   $   (0.525)     $  --
   2006                      20.66         0.308           0.183         0.491      (0.289)    (0.012)       (0.301)        --
   2005 (1)                  20.00         0.230           0.591         0.821      (0.161)        --        (0.161)        --

                                                                               RATIO
                                                                            OF EXPENSES
                                                                             TO AVERAGE        RATIO OF
                             NET                     NET                     NET ASSETS          NET
                            ASSET                  ASSETS,       RATIO        EXCLUDING       INVESTMENT
                            VALUE,                   END      OF EXPENSES    FEE WAIVERS    INCOME (LOSS)   PORTFOLIO
                             END        TOTAL     OF PERIOD   TO AVERAGE    AND REDUCTION     TO AVERAGE    TURNOVER
                          OF PERIOD   RETURN***     (000)     NET ASSETS     OF EXPENSES      NET ASSETS      RATE
---------------------------------------------------------------------------------------------------------------------
------------------------------
CAPITAL GROWTH ALLOCATION FUND
------------------------------

   FIDUCIARY SHARES
   2007*(2)                $  25.35      3.68%    $     261      0.33%          0.70%           7.35%          3%

   CLASS A SHARES
   2007*                   $  25.35     12.33%    $  44,424      0.57%          0.91%           3.02%          3%
   2006                       23.17      5.33        30,900      0.82           1.45            0.49          12
   2005 (1)                   22.16     11.21         8,957      0.82**         1.99**          0.48**        55++

   CLASS C SHARES
   2007*                   $  25.10     11.96%    $  24,310      1.27%          1.41%           2.32%          3%
   2006                       22.97      4.56        16,718      1.53           1.95           (0.25)         12
   2005 (1)                   22.07     10.58         4,574      1.56**         2.44**         (0.41**)       55++

----------------------------------
DIVERSIFIED EQUITY ALLOCATION FUND
----------------------------------

   FIDUCIARY SHARES
   2007*(2)                $  20.55      3.96%    $     103      0.34%          7.98%           8.05%          1%

   CLASS A SHARES
   2007*(2)                $  20.55      3.95%    $   1,618      0.59%          9.21%           6.08%          1%

   CLASS C SHARES
   2007*(2)                $  20.52      3.78%    $     572      1.29%          7.80%           2.20%          1%

-------------------------------
GROWTH & INCOME ALLOCATION FUND
-------------------------------

   FIDUCIARY SHARES
   2007*(2)                $  23.86      2.96%    $     102      0.33%          0.77%           1.57%          3%

   CLASS A SHARES
   2007*                   $  23.85     10.04%    $  42,995      0.56%          0.91%           3.26%          3%
   2006                       22.26      4.41        31,426      0.81           1.45            1.17          13
   2005 (1)                   21.61      8.84        10,158      0.79**         1.93**          1.15**        79++

   CLASS C SHARES
   2007*                   $  23.75      9.66%    $  18,120      1.26%          1.41%           2.56%          3%
   2006                       22.18      3.68        11,752      1.52           1.96            0.47          13
   2005 (1)                   21.55      8.21         4,580      1.54**         2.36**          0.31**        79++

---------------------------
INCOME PLUS ALLOCATION FUND
---------------------------

   FIDUCIARY SHARES
   2007*(2)                $  21.76      1.83%    $       1      0.32%          0.56%           4.51%          3%

   CLASS A SHARES
   2007*                   $  21.77      6.77%    $   4,925      0.62%          0.92%           3.00%          3%
   2006                       20.95      3.11         3,651      0.87           1.83            2.07          26
   2005 (1)                   20.73      4.70         2,169      0.81**         5.30**          1.95**        94++

   CLASS C SHARES
   2007*                   $  21.65      6.38%    $   3,116      1.32%          1.42%           2.30%          3%
   2006                       20.85      2.39         2,086      1.59           2.20            1.48          26
   2005 (1)                   20.66      4.12           517      1.56**         5.40**          1.40**        94++

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
  * FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2007 (UNAUDITED). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
 **  ANNUALIZED.
*** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
  +  PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.
 ++ PORTFOLIO TURNOVER INCLUDES THE PURCHASES AND SALES OF THE DIVERSIFIED MONEY MARKET FUND. IF THESE TRANSACTIONS WERE NOT INCLUDED, PORTFOLIO TURNOVER WOULD HAVE BEEN 4%, 7% AND 8% FOR THE CAPITAL GROWTH ALLOCATION FUND, THE GROWTH & INCOME ALLOCATION FUND AND THE INCOME PLUS ALLOCATION FUND, RESPECTIVELY.
(1)  COMMENCED OPERATIONS ON OCTOBER 12, 2004.
(2)  INCEPTION DATE WAS NOVEMBER 15, 2006.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                            WWW.HIGHMARKFUNDS.COM                            125

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2007 (UNAUDITED) AND THE YEARS OR PERIODS ENDED JULY 31,

                                                                                DIVIDENDS AND
                                  INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                               -----------------------------               ----------------------
                       NET
                      ASSET                    NET REALIZED                                            TOTAL
                      VALUE,       NET        AND UNREALIZED     TOTAL        NET                      FROM
                    BEGINNING   INVESTMENT    GAIN (LOSS) ON     FROM      INVESTMENT     CAPITAL   DIVIDENDS AND  REDEMPTION
                    OF PERIOD    INCOME +       INVESTMENTS    OPERATIONS    INCOME        GAINS    DISTRIBUTIONS     FEES
------------------------------------------------------------------------------------------------------------------------------
---------
BOND FUND
---------

   FIDUCIARY SHARES
   2007*               $10.35     $ 0.244        $ 0.117         $ 0.361    $(0.241)     $    --      $(0.241)     $    --
   2006                 10.75       0.496         (0.384)          0.112     (0.512)          --       (0.512)          --
   2005                 10.79       0.483         (0.019)          0.464     (0.504)          --       (0.504)          --
   2004                 10.80       0.492          0.009           0.501     (0.511)          --       (0.511)          --
   2003                 10.68       0.566          0.124           0.690     (0.570)          --       (0.570)          --
   2002                 10.88       0.638         (0.204)          0.434     (0.634)          --       (0.634)          --

   CLASS A SHARES
   2007*               $10.22     $ 0.228        $ 0.110         $ 0.338    $(0.228)     $    --      $(0.228)     $    --
   2006                 10.63       0.463         (0.387)          0.076     (0.486)          --       (0.486)          --
   2005                 10.67       0.451         (0.013)          0.438     (0.478)          --       (0.478)          --
   2004                 10.68       0.459          0.015           0.474     (0.484)          --       (0.484)          --
   2003                 10.57       0.541          0.122           0.663     (0.553)          --       (0.553)          --
   2002                 10.78       0.626         (0.202)          0.424     (0.634)          --       (0.634)          --

   CLASS B SHARES
   2007*               $10.18     $ 0.192        $ 0.112         $ 0.304    $(0.194)     $    --      $(0.194)     $    --
   2006                 10.59       0.389         (0.383)          0.006     (0.416)          --       (0.416)          --
   2005                 10.64       0.371         (0.020)          0.351     (0.401)          --       (0.401)          --
   2004                 10.65       0.379          0.015           0.394     (0.404)          --       (0.404)          --
   2003                 10.54       0.449          0.127           0.576     (0.466)          --       (0.466)          --
   2002                 10.76       0.528         (0.209)          0.319     (0.539)          --       (0.539)          --

   CLASS C SHARES
   2007*               $10.17     $ 0.204        $ 0.104         $ 0.308    $(0.208)     $    --       (0.208)     $    --
   2006                 10.57       0.423         (0.384)          0.039     (0.439)          --       (0.439)          --
   2005                 10.62       0.398         (0.018)          0.380     (0.430)          --       (0.430)          --
   2004 (1)             10.80       0.288         (0.158)          0.130     (0.310)          --       (0.310)          --

------------------------------------------
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
------------------------------------------

   FIDUCIARY SHARES
   2007*               $ 9.81     $ 0.182        $    --         $ 0.182    $(0.186)     $(0.036)     $(0.222)     $    --
   2006                 10.12       0.370         (0.208)          0.162     (0.372)      (0.100)      (0.472)          --
   2005                 10.32       0.381         (0.099)          0.282     (0.382)      (0.100)      (0.482)          --
   2004                 10.35       0.386         (0.006)          0.380     (0.390)      (0.020)      (0.410)          --
   2003                 10.48       0.387         (0.119)          0.268     (0.386)      (0.012)      (0.398)          --
   2002                 10.32       0.402          0.192           0.594     (0.400)      (0.034)      (0.434)          --

   CLASS A SHARES
   2007*               $ 9.77     $ 0.169        $ 0.001         $ 0.170    $(0.174)     $(0.036)     $(0.210)     $    --
   2006                 10.08       0.344         (0.207)          0.137     (0.347)      (0.100)      (0.447)          --
   2005                 10.28       0.354         (0.098)          0.256     (0.356)      (0.100)      (0.456)          --
   2004                 10.31       0.358         (0.004)          0.354     (0.364)      (0.020)      (0.384)          --
   2003                 10.44       0.371         (0.118)          0.253     (0.371)      (0.012)      (0.383)          --
   2002                 10.28       0.401          0.193           0.594     (0.400)      (0.034)      (0.434)          --

   CLASS B SHARES
   2007*               $ 9.76     $ 0.135        $ 0.002         $ 0.137    $(0.141)     $(0.036)     $(0.177)     $    --
   2006                 10.08       0.272         (0.214)          0.058     (0.278)      (0.100)      (0.378)          --
   2005                 10.28       0.277         (0.096)          0.181     (0.281)      (0.100)      (0.381)          --
   2004                 10.31       0.280         (0.004)          0.276     (0.286)      (0.020)      (0.306)          --
   2003                 10.44       0.280         (0.113)          0.167     (0.285)      (0.012)      (0.297)          --
   2002                 10.29       0.297          0.192           0.489     (0.305)      (0.034)      (0.339)          --

   CLASS C SHARES
   2007*               $ 9.75     $ 0.146        $ 0.002         $ 0.148    $(0.152)     $(0.036)     $(0.188)     $    --
   2006                 10.06       0.296         (0.206)          0.090     (0.300)      (0.100)      (0.400)          --
   2005                 10.27       0.302         (0.104)          0.198     (0.308)      (0.100)      (0.408)          --
   2004 (1)             10.50       0.209         (0.201)          0.008     (0.218)      (0.020)      (0.238)          --

                                                                        RATIO
                                                                     OF EXPENSES
                                                                      TO AVERAGE       RATIO OF
                        NET                    NET                   NET ASSETS          NET
                       ASSET                 ASSETS,       RATIO       EXCLUDING      INVESTMENT
                       VALUE,                  END      OF EXPENSES   FEE WAIVERS       INCOME     PORTFOLIO
                        END       TOTAL     OF PERIOD   TO AVERAGE   AND REDUCTION    TO AVERAGE   TURNOVER
                    OF PERIOD    RETURN***    (000)     NET ASSETS    OF EXPENSES     NET ASSETS     RATE
-------------------------------------------------------------------------------------------------------------
---------
BOND FUND
---------

   FIDUCIARY SHARES
   2007*               $10.47       3.51%   $356,847        0.74%        0.98%          4.62%          1%
   2006                 10.35       1.08     396,003        0.74         0.99           4.71          20
   2005                 10.75       4.35     429,614        0.75         1.04           4.44          11
   2004                 10.79       4.68     451,384        0.75         1.01           4.49          45
   2003                 10.80       6.51     505,755        0.74         0.99           5.15          58
   2002                 10.68       4.09     485,274        0.75         1.00           5.89          18

   CLASS A SHARES
   2007*               $10.33       3.33%   $ 33,495        0.99%        1.23%          4.37%          1%
   2006                 10.22       0.75      35,511        0.99         1.24           4.45          20
   2005                 10.63       4.15      44,289        1.00         1.29           4.19          11
   2004                 10.67       4.47      47,039        1.00         1.26           4.24          45
   2003                 10.68       6.32      56,529        0.91         1.24           4.98          58
   2002                 10.57       4.03      52,683        0.75         1.25           5.86          18

   CLASS B SHARES
   2007*               $10.29       3.00%   $  6,313        1.69%        1.73%          3.67%          1%
   2006                 10.18       0.06       6,926        1.69         1.74           3.75          20
   2005                 10.59       3.32       8,093        1.73         1.79           3.46          11
   2004                 10.64       3.71       9,603        1.73         1.76           3.51          45
   2003                 10.65       5.49      12,157        1.72         1.74           4.14          58
   2002                 10.54       3.03       8,209        1.73         1.75           4.95          18

   CLASS C SHARES
   2007*               $10.27       3.04%   $    111        1.44%        1.48%          3.92%          1%
   2006                 10.17       0.39          91        1.43         1.49           4.10          20
   2005                 10.57       3.61          37        1.48         1.55           3.73          11
   2004 (1)             10.62       1.21          13        1.53**       1.58**         3.99**        45

------------------------------------------
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
------------------------------------------

   FIDUCIARY SHARES
   2007*               $ 9.77       1.86%   $ 91,242        0.50%        1.01%          3.67%          0%
   2006                  9.81       1.65      95,266        0.50         1.00           3.72           5
   2005                 10.12       2.74     102,059        0.50         1.07           3.69           6
   2004                 10.32       3.68     120,494        0.50         1.02           3.68           1
   2003                 10.35       2.55     139,051        0.49         1.02           3.65           3
   2002                 10.48       5.89     123,702        0.47         0.99           3.88           2

   CLASS A SHARES
   2007*               $ 9.73       1.74%   $ 29,915        0.75%        1.26%          3.42%          0%
   2006                  9.77       1.40      37,472        0.75         1.25           3.47           5
   2005                 10.08       2.50      54,030        0.75         1.32           3.44           6
   2004                 10.28       3.44      62,762        0.75         1.27           3.43           1
   2003                 10.31       2.41      91,632        0.64         1.27           3.51           3
   2002                 10.44       5.91      99,166        0.47         1.25           3.88           2

   CLASS B SHARES
   2007*               $ 9.72       1.41%   $  5,115        1.45%        1.76%          2.72%          0%
   2006                  9.76       0.60       5,345        1.46         1.75           2.75           5
   2005                 10.08       1.75       6,357        1.50         1.81           2.69           6
   2004                 10.28       2.67       7,448        1.50         1.77           2.68           1
   2003                 10.31       1.58       9,652        1.49         1.77           2.65           3
   2002                 10.44       4.84       7,419        1.47         1.76           2.88           2

   CLASS C SHARES
   2007*               $ 9.71       1.52%   $    359        1.20%        1.51%          2.97%          0%
   2006                  9.75       0.93         540        1.22         1.50           3.00           5
   2005                 10.06       1.92         928        1.25         1.57           2.95           6
   2004 (1)             10.27       0.07         548        1.25**       1.53**         3.00**         1

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
  * FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2007 (UNAUDITED). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
 **   ANNUALIZED.
*** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
  +   PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.
 ++   AMOUNT REPRESENTS LESS THAN $1,000.
(1)   COMMENCED OPERATIONS ON NOVEMBER 28, 2003.
(2)   COMMENCED OPERATIONS ON OCTOBER 18, 2002.
(3)   COMMENCED OPERATIONS ON NOVEMBER 2, 2004.
(4)   COMMENCED OPERATIONS ON NOVEMBER 29, 2004.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

126                              1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

                                                                                DIVIDENDS AND
                                  INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                               -----------------------------               ----------------------
                       NET
                      ASSET                    NET REALIZED                                            TOTAL
                      VALUE,       NET        AND UNREALIZED     TOTAL        NET                      FROM
                    BEGINNING   INVESTMENT    GAIN (LOSS) ON     FROM      INVESTMENT     CAPITAL   DIVIDENDS AND  REDEMPTION
                    OF PERIOD    INCOME +       INVESTMENTS    OPERATIONS    INCOME        GAINS    DISTRIBUTIONS     FEES
------------------------------------------------------------------------------------------------------------------------------
----------------------------------------
NATIONAL INTERMEDIATE TAX-FREE BOND FUND
----------------------------------------

   FIDUCIARY SHARES
   2007*               $10.92      $0.219        $ 0.024          $0.243    $(0.224)    $(0.039)      $(0.263)     $    --
   2006                 11.25       0.442         (0.231)          0.211     (0.451)     (0.090)       (0.541)          --
   2005                 11.52       0.459         (0.182)          0.277     (0.459)     (0.088)       (0.547)          --
   2004                 11.61       0.474         (0.106)          0.368     (0.457)     (0.001)       (0.458)          --
   2003 (2)             11.56       0.357          0.040           0.397     (0.347)         --        (0.347)          --

   CLASS A SHARES
   2007*               $10.92      $0.205        $ 0.015          $0.220    $(0.211)    $(0.039)      $(0.250)     $    --
   2006                 11.25       0.414         (0.230)          0.184     (0.424)     (0.090)       (0.514)          --
   2005                 11.52       0.431         (0.182)          0.249     (0.431)     (0.088)       (0.519)          --
   2004                 11.61       0.444         (0.104)          0.340     (0.429)     (0.001)       (0.430)          --
   2003 (2)             11.56       0.334          0.037           0.371     (0.321)         --        (0.321)          --

   CLASS C SHARES
   2007*               $11.12      $0.183        $ 0.012          $0.195    $(0.186)    $(0.039)      $(0.225)     $    --
   2006                 11.44       0.368         (0.230)          0.138     (0.368)     (0.090)       (0.458)          --
   2005                 11.54       0.381         (0.018)          0.363     (0.375)     (0.088)       (0.463)          --
   2004 (1)             11.78       0.343         (0.315)          0.028     (0.267)     (0.001)       (0.268)          --

--------------------
SHORT TERM BOND FUND
--------------------

   FIDUCIARY SHARES
   2007*               $ 9.76      $0.196        $ 0.042          $0.238    $(0.198)    $    --       $(0.198)     $    --
   2006                  9.84       0.346         (0.085)          0.261     (0.341)         --        (0.341)          --
   2005 (3)             10.00       0.209         (0.176)          0.033     (0.193)         --        (0.193)          --

   CLASS A SHARES
   2007*               $ 9.76      $0.181        $ 0.046          $0.227    $(0.187)    $    --       $(0.187)     $    --
   2006                  9.84       0.319         (0.082)          0.237     (0.317)         --        (0.317)          --
   2005 (3)             10.00       0.214         (0.198)          0.016     (0.176)         --        (0.176)          --

   CLASS C SHARES
   2007*               $ 9.84      $0.161        $ 0.053          $0.214    $(0.164)    $    --       $(0.164)     $    --
   2006                  9.92       0.277         (0.084)          0.193     (0.273)         --        (0.273)          --
   2005 (4)              9.95       0.163         (0.093)          0.070     (0.100)         --        (0.100)          --

                                                                        RATIO
                                                                     OF EXPENSES
                                                                      TO AVERAGE      RATIO OF
                        NET                    NET                   NET ASSETS          NET
                       ASSET                 ASSETS,       RATIO       EXCLUDING      INVESTMENT
                       VALUE,                  END      OF EXPENSES   FEE WAIVERS       INCOME     PORTFOLIO
                        END       TOTAL     OF PERIOD   TO AVERAGE   AND REDUCTION    TO AVERAGE   TURNOVER
                    OF PERIOD    RETURN***    (000)     NET ASSETS    OF EXPENSES     NET ASSETS     RATE
-------------------------------------------------------------------------------------------------------------
----------------------------------------
NATIONAL INTERMEDIATE TAX-FREE BOND FUND
----------------------------------------

   FIDUCIARY SHARES
   2007*               $10.90       2.23%    $71,437       0.28%         1.01%          3.94%          1%
   2006                 10.92       1.94      75,401       0.28          1.00           4.00           7
   2005                 11.25       2.42      90,137       0.28          1.07           4.01          14
   2004                 11.52       3.18      97,721       0.28          1.02           4.04           2
   2003 (2)             11.61       3.42      72,718       0.28**        1.01**         3.85**         4

   CLASS A SHARES
   2007*               $10.89       2.02%    $ 3,282       0.53%         1.26%          3.69%          1%
   2006                 10.92       1.69       2,923       0.53          1.25           3.74           7
   2005                 11.25       2.17       3,719       0.53          1.32           3.76          14
   2004                 11.52       2.93       4,698       0.53          1.27           3.79           2
   2003 (2)             11.61       3.20       2,674       0.53**        1.26**         3.59**         4

   CLASS C SHARES
   2007*               $11.09       1.76%         26       0.98%         1.56%          3.24%          1%
   2006                 11.12       1.24          25       1.00          1.51           3.27           7
   2005                 11.44       3.15          50       1.03          1.59           3.30          14
   2004 (1)             11.54       0.23          --++     0.67**        0.67**         4.30**         2

--------------------
SHORT TERM BOND FUND
--------------------

   FIDUCIARY SHARES
   2007*               $ 9.80       2.46%    $42,835       0.66%         0.90%         3.96%          19%
   2006                  9.76       2.71      36,497       0.65          0.92          3.54           27
   2005 (3)              9.84       0.34      24,545       0.65**        1.11**        2.86**          9

   CLASS A SHARES
   2007*               $ 9.80       2.34%     $  511       0.91%         1.15%         3.68%          19%
   2006                  9.76       2.46       1,113       0.90          1.21          3.26           27
   2005 (3)              9.84       0.17       1,439       0.91**        1.39**        2.93**          9

   CLASS C SHARES
   2007*               $ 9.89       2.18%     $2,153       1.36%         1.40%         3.23%          19%
   2006                  9.84       1.98       2,509       1.37          1.47          2.80           27
   2005 (4)              9.92       0.61          15       1.38**        1.57**        2.43**          9

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
  * FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2007 (UNAUDITED). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
 **   ANNUALIZED.
*** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
  +   PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.
 ++   AMOUNT REPRESENTS LESS THAN $1,000.
(1)   COMMENCED OPERATIONS ON NOVEMBER 28, 2003.
(2)   COMMENCED OPERATIONS ON OCTOBER 18, 2002.
(3)   COMMENCED OPERATIONS ON NOVEMBER 2, 2004.
(4)   COMMENCED OPERATIONS ON NOVEMBER 29, 2004.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                            WWW.HIGHMARKFUNDS.COM                            127

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2007 (UNAUDITED) AND THE YEARS OR PERIODS ENDED JULY 31,

                                                                                DIVIDENDS AND
                                  INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                               -----------------------------               ----------------------
                        NET
                       ASSET                    NET REALIZED                                             TOTAL
                       VALUE,        NET       AND UNREALIZED     TOTAL           NET                    FROM
                     BEGINNING    INVESTMENT       GAIN ON         FROM       INVESTMENT    CAPITAL  DIVIDENDS AND   REDEMPTION
                     OF PERIOD     INCOME+       INVESTMENTS    OPERATIONS      INCOME       GAINS   DISTRIBUTIONS      FEES
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
-------------------------------------

   FIDUCIARY SHARES
   2007*              $  1.00      $ 0.015        $     --       $  0.015     $  (0.015)     $  --     $ (0.015)       $   --
   2006                  1.00        0.025              --          0.025        (0.025)        --       (0.025)           --
   2005                  1.00        0.014              --          0.014        (0.014)        --       (0.014)           --
   2004                  1.00        0.006              --          0.006        (0.006)        --       (0.006)           --
   2003                  1.00        0.008              --          0.008        (0.008)        --       (0.008)           --
   2002                  1.00        0.013              --          0.013        (0.013)        --       (0.013)           --

   CLASS A SHARES
   2007*              $  1.00      $ 0.014        $     --       $  0.014     $  (0.014)     $  --     $ (0.014)       $   --
   2006                  1.00        0.023              --          0.023        (0.023)        --       (0.023)           --
   2005                  1.00        0.012              --          0.012        (0.012)        --       (0.012)           --
   2004                  1.00        0.003              --          0.003        (0.003)        --       (0.003)           --
   2003                  1.00        0.006              --          0.006        (0.006)        --       (0.006)           --
   2002                  1.00        0.010              --          0.010        (0.010)        --       (0.010)           --

   CLASS S SHARES
   2007*              $  1.00      $ 0.013        $     --       $  0.013     $  (0.013)     $  --     $ (0.013)       $   --
   2006                  1.00        0.020              --          0.020        (0.020)        --       (0.020)           --
   2005                  1.00        0.009              --          0.009        (0.009)        --       (0.009)           --
   2004                  1.00        0.001              --          0.001        (0.001)        --       (0.001)           --
   2003                  1.00        0.003              --          0.003        (0.003)        --       (0.003)           --
   2002                  1.00        0.007              --          0.007        (0.007)        --       (0.007)           --

-----------------------------
DIVERSIFIED MONEY MARKET FUND
-----------------------------

   FIDUCIARY SHARES
   2007*              $  1.00      $ 0.025        $     --       $  0.025     $  (0.025)     $  --     $ (0.025)       $   --
   2006                  1.00        0.039              --          0.039        (0.039)        --       (0.039)           --
   2005                  1.00        0.019              --          0.019        (0.019)        --       (0.019)           --
   2004                  1.00        0.006              --          0.006        (0.006)        --       (0.006)           --
   2003                  1.00        0.010              --          0.010        (0.010)        --       (0.010)           --
   2002                  1.00        0.021              --          0.021        (0.021)        --       (0.021)           --

   CLASS A SHARES
   2007*              $  1.00      $ 0.023        $     --       $  0.023     $  (0.023)     $  --     $ (0.023)       $   --
   2006                  1.00        0.037              --          0.037        (0.037)        --       (0.037)           --
   2005                  1.00        0.017              --          0.017        (0.017)        --       (0.017)           --
   2004                  1.00        0.004              --          0.004        (0.004)        --       (0.004)           --
   2003                  1.00        0.007              --          0.007        (0.007)        --       (0.007)           --
   2002                  1.00        0.018              --          0.018        (0.018)        --       (0.018)           --

   CLASS S SHARES
   2007*              $  1.00      $ 0.022        $     --       $  0.022     $  (0.022)     $  --     $ (0.022)       $   --
   2006                  1.00        0.033           0.001          0.034        (0.034)        --       (0.034)           --
   2005                  1.00        0.014              --          0.014        (0.014)        --       (0.014)           --
   2004                  1.00        0.001              --          0.001        (0.001)        --       (0.001)           --
   2003                  1.00        0.004              --          0.004        (0.004)        --       (0.004)           --
   2002                  1.00        0.015              --          0.015        (0.015)        --       (0.015)           --

                                                                         RATIO
                                                                      OF EXPENSES
                                                                       TO AVERAGE    RATIO OF
                        NET                    NET                     NET ASSETS       NET
                       ASSET                 ASSETS,       RATIO       EXCLUDING    INVESTMENT
                       VALUE,                 END       OF EXPENSES   FEE WAIVERS     INCOME
                        END       TOTAL     OF PERIOD    TO AVERAGE  AND REDUCTION  TO AVERAGE
                     OF PERIOD  RETURN**      (000)      NET ASSETS   OF EXPENSES   NET ASSETS
----------------------------------------------------------------------------------------------
-------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
-------------------------------------
   FIDUCIARY SHARES
   2007*              $  1.00      1.53%   $  257,109       0.48%         0.77%        3.01%
   2006                  1.00      2.57       176,711       0.48          0.79         2.53
   2005                  1.00      1.46       188,716       0.45          0.82         1.44
   2004                  1.00      0.58       205,576       0.42          0.81         0.57
   2003                  1.00      0.81       253,367       0.42          0.79         0.80
   2002                  1.00      1.27       275,530       0.42          0.79         1.28

   CLASS A SHARES
   2007*              $  1.00      1.40%   $  331,686       0.73%         1.02%        2.76%
   2006                  1.00      2.32       278,442       0.73          1.03         2.30
   2005                  1.00      1.21       268,133       0.70          1.07         1.19
   2004                  1.00      0.33       274,403       0.67          1.06         0.32
   2003                  1.00      0.56       271,089       0.67          1.04         0.55
   2002                  1.00      1.02       244,693       0.67          1.04         1.01

   CLASS S SHARES
   2007*              $  1.00      1.27%   $   42,544       0.98%         1.07%        2.51%
   2006                  1.00      2.05        40,753       0.99          1.09         2.03
   2005                  1.00      0.90        37,543       1.00          1.12         0.92
   2004                  1.00      0.07        33,091       0.92          1.11         0.07
   2003                  1.00      0.29        43,870       0.94          1.09         0.29
   2002                  1.00      0.72        65,360       0.97          1.09         0.75

-----------------------------
DIVERSIFIED MONEY MARKET FUND
-----------------------------

   FIDUCIARY SHARES
   2007*              $  1.00      2.49%   $1,743,318       0.53%         0.77%        4.88%
   2006                  1.00      4.02     1,923,511       0.52          0.79         3.93
   2005                  1.00      1.94     2,118,149       0.53          0.81         1.91
   2004                  1.00      0.64     2,039,495       0.52          0.81         0.63
   2003                  1.00      1.00     1,880,002       0.53          0.80         1.01
   2002                  1.00      2.08     2,135,421       0.52          0.80         2.07

   CLASS A SHARES
   2007*              $  1.00      2.36%   $  786,975       0.78%         1.02%        4.63%
   2006                  1.00      3.76       724,910       0.77          1.04         3.74
   2005                  1.00      1.69       556,443       0.78          1.06         1.67
   2004                  1.00      0.39       543,320       0.77          1.06         0.38
   2003                  1.00      0.75       634,443       0.78          1.05         0.76
   2002                  1.00      1.83       724,983       0.77          1.05         1.85

   CLASS S SHARES
   2007*              $  1.00      2.23%   $  420,965       1.03%         1.07%        4.38%
   2006                  1.00      3.49       464,413       1.05          1.10         3.29
   2005                  1.00      1.39       645,362       1.08          1.11         1.37
   2004                  1.00      0.09       750,722       1.07          1.11         0.08
   2003                  1.00      0.45       985,564       1.08          1.10         0.47
   2002                  1.00      1.52     1,337,571       1.07          1.10         1.55

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
 * FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2007 (UNAUDITED). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
**    TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN
      ANNUALIZED.
 +    PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.
(1)   COMMENCED OPERATIONS ON DECEMBER 1, 2005.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

128                           1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

                                                                              DIVIDENDS AND
                                   INVESTMENT ACTIVITIES                      DISTRIBUTIONS
                               -----------------------------               -------------------
                           NET
                          ASSET                 NET REALIZED                                        TOTAL
                         VALUE,        NET     AND UNREALIZED    TOTAL         NET                  FROM
                        BEGINNING  INVESTMENT  GAIN (LOSS) ON     FROM     INVESTMENT  CAPITAL  DIVIDENDS AND  REDEMPTION
                        OF PERIOD    INCOME+     INVESTMENTS   OPERATIONS    INCOME     GAINS   DISTRIBUTIONS     FEES
-------------------------------------------------------------------------------------------------------------------------
---------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
---------------------------------

   FIDUCIARY SHARES
   2007*                $    1.00   $  0.024      $     --      $  0.024    $(0.024)    $  --     $ (0.024)      $   --
   2006                      1.00      0.039            --         0.039     (0.039)       --       (0.039)          --
   2005                      1.00      0.018            --         0.018     (0.018)       --       (0.018)          --
   2004                      1.00      0.006            --         0.006     (0.006)       --       (0.006)          --
   2003                      1.00      0.009            --         0.009     (0.009)       --       (0.009)          --
   2002                      1.00      0.019            --         0.019     (0.019)       --       (0.019)          --

   CLASS A SHARES
   2007*                $    1.00   $  0.023      $     --      $  0.023    $(0.023)    $  --       (0.023)      $   --
   2006                      1.00      0.036            --         0.036     (0.036)       --       (0.036)          --
   2005                      1.00      0.015         0.001         0.016     (0.016)       --       (0.016)          --
   2004                      1.00      0.003            --         0.003     (0.003)       --       (0.003)          --
   2003                      1.00      0.007            --         0.007     (0.007)       --       (0.007)          --
   2002                      1.00      0.017            --         0.017     (0.017)       --       (0.017)          --

   CLASS B SHARES
   2007*                $    1.00   $  0.019      $     --      $  0.019    $(0.019)    $  --       (0.019)      $   --
   2006                      1.00      0.028         0.001         0.029     (0.029)       --       (0.029)          --
   2005                      1.00      0.008         0.001         0.009     (0.009)       --       (0.009)          --
   2004                      1.00      0.001            --         0.001     (0.001)       --       (0.001)          --
   2003                      1.00      0.001            --         0.001     (0.001)       --       (0.001)          --
   2002                      1.00      0.009            --         0.009     (0.009)       --       (0.009)          --

   CLASS C SHARES
   2007*                $    1.00   $  0.021      $     --      $  0.021    $(0.021)    $  --       (0.021)      $   --
   2006 (1)                  1.00      0.025        (0.001)        0.024     (0.024)       --       (0.024)          --

   CLASS S SHARES
   2007*                $    1.00   $  0.022      $     --      $  0.022    $(0.022)    $  --       (0.022)      $   --
   2006                      1.00      0.034        (0.001)        0.033     (0.033)       --       (0.033)          --
   2005                      1.00      0.014        (0.001)        0.013     (0.013)       --       (0.013)          --
   2004                      1.00      0.001            --         0.001     (0.001)       --       (0.001)          --
   2003                      1.00      0.004            --         0.004     (0.004)       --       (0.004)          --
   2002                      1.00      0.014            --         0.014     (0.014)       --       (0.014)          --

------------------------------------
100% U.S. TREASURY MONEY MARKET FUND
------------------------------------

   FIDUCIARY SHARES
   2007*                $    1.00   $  0.023      $     --      $  0.023    $(0.023)    $  --       (0.023)      $   --
   2006                      1.00      0.035            --         0.035     (0.035)       --       (0.035)          --
   2005                      1.00      0.016            --         0.016     (0.016)       --       (0.016)          --
   2004                      1.00      0.005            --         0.005     (0.005)       --       (0.005)          --
   2003                      1.00      0.009            --         0.009     (0.009)       --       (0.009)          --
   2002                      1.00      0.019            --         0.019     (0.019)       --       (0.019)          --

   CLASS A SHARES
   2007*                $    1.00   $  0.021      $     --      $  0.021    $(0.021)    $  --       (0.021)      $   --
   2006                      1.00      0.032         0.001         0.033     (0.033)       --       (0.033)          --
   2005                      1.00      0.014            --         0.014     (0.014)       --       (0.014)          --
   2004                      1.00      0.002            --         0.002     (0.002)       --       (0.002)          --
   2003                      1.00      0.006            --         0.006     (0.006)       --       (0.006)          --
   2002                      1.00      0.017            --         0.017     (0.017)       --       (0.017)          --

   CLASS S SHARES
   2007*                $    1.00   $  0.020      $     --      $  0.020    $(0.020)    $  --       (0.020)      $   --
   2006                      1.00      0.030            --         0.030     (0.030)       --       (0.030)          --
   2005                      1.00      0.011            --         0.011     (0.011)       --       (0.011)          --
   2004                      1.00      0.001            --         0.001     (0.001)       --       (0.001)          --
   2003                      1.00      0.004            --         0.004     (0.004)       --       (0.004)          --
   2002                      1.00      0.014            --         0.014     (0.014)       --       (0.014)          --

                                                                             RATIO
                                                                          OF EXPENSES
                                                                           TO AVERAGE     RATIO OF
                           NET                    NET                      NET ASSETS       NET
                          ASSET                 ASSETS,       RATIO        EXCLUDING     INVESTMENT
                          VALUE,                  END      OF EXPENSES    FEE WAIVERS      INCOME
                           END        TOTAL    OF PERIOD   TO AVERAGE    AND REDUCTION   TO AVERAGE
                        OF PERIOD   RETURN**     (000)     NET ASSETS     OF EXPENSES    NET ASSETS
---------------------------------------------------------------------------------------------------
---------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
---------------------------------

   FIDUCIARY SHARES
   2007*                 $  1.00      2.44%    $ 420,538      0.53%          0.79%          4.80%
   2006                     1.00      3.93       506,572      0.53           0.79           3.88
   2005                     1.00      1.86       437,804      0.53           0.82           1.83
   2004                     1.00      0.57       386,661      0.53           0.82           0.57
   2003                     1.00      0.92       570,998      0.53           0.80           0.91
   2002                     1.00      1.93       575,014      0.52           0.80           1.89

   CLASS A SHARES
   2007*                 $  1.00      2.32%    $  29,178      0.78%          1.04%          4.55%
   2006                     1.00      3.67        32,754      0.78           1.04           3.61
   2005                     1.00      1.61        33,440      0.78           1.07           1.55
   2004                     1.00      0.32        42,134      0.78           1.07           0.32
   2003                     1.00      0.67        34,513      0.78           1.05           0.68
   2002                     1.00      1.67        43,701      0.77           1.05           1.68

   CLASS B SHARES
   2007*                 $  1.00      1.95%    $     555      1.48%          1.54%          3.85%
   2006                     1.00      2.93           780      1.50           1.54           2.83
   2005                     1.00      0.87         1,178      1.51           1.57           0.79
   2004                     1.00      0.05         1,684      1.05           1.57           0.05
   2003                     1.00      0.12         2,255      1.32           1.55           0.11
   2002                     1.00      0.92         2,020      1.52           1.55           0.84

   CLASS C SHARES
   2007*                 $  1.00      2.07%    $      66      1.23%          1.29%          4.10%
   2006 (1)                 1.00      2.40            61      1.23           1.29           3.80

   CLASS S SHARES
   2007*                 $  1.00      2.19%    $ 107,374      1.03%          1.09%          4.30%
   2006                     1.00      3.40        93,026      1.04           1.09           3.41
   2005                     1.00      1.31        58,602      1.08           1.12           1.38
   2004                     1.00      0.06        32,923      1.04           1.12           0.06
   2003                     1.00      0.38        61,240      1.07           1.10           0.42
   2002                     1.00      1.37       101,192      1.07           1.09           1.44

------------------------------------
100% U.S. TREASURY MONEY MARKET FUND
------------------------------------

   FIDUCIARY SHARES
   2007*                 $  1.00      2.29%    $ 334,279      0.53%          0.77%          4.50%
   2006                     1.00      3.58       391,906      0.52           0.78           3.54
   2005                     1.00      1.65       406,281      0.53           0.82           1.60
   2004                     1.00      0.50       415,385      0.52           0.81           0.47
   2003                     1.00      0.89       528,462      0.53           0.80           0.88
   2002                     1.00      1.92       485,283      0.49           0.80           1.89

   CLASS A SHARES
   2007*                 $  1.00      2.16%    $ 121,186      0.78%          1.02%          4.25%
   2006                     1.00      3.32       177,512      0.78           1.04           3.20
   2005                     1.00      1.40       201,034      0.78           1.07           1.39
   2004                     1.00      0.25       164,225      0.77           1.06           0.22
   2003                     1.00      0.64       186,891      0.78           1.05           0.65
   2002                     1.00      1.67       226,456      0.74           1.05           1.69

   CLASS S SHARES
   2007*                 $  1.00      2.03%    $ 253,711      1.03%          1.07%          4.00%
   2006                     1.00      3.04       231,826      1.04           1.09           3.01
   2005                     1.00      1.09       259,991      1.08           1.12           1.09
   2004                     1.00      0.08       265,195      0.94           1.11           0.05
   2003                     1.00      0.36       383,537      1.06           1.10           0.40
   2002                     1.00      1.36       639,187      1.04           1.09           1.37

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
 * FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2007 (UNAUDITED). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
**    TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN
      ANNUALIZED.
 +    PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.
(1)   COMMENCED OPERATIONS ON DECEMBER 1, 2005.

The accompanying notes are an integral part of the financial statements.

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NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 2007 (UNAUDITED)

1. ORGANIZATION

HighMark Funds ("HighMark") was organized as a Massachusetts business trust under a Declaration of Trust dated March 10, 1987.

HighMark is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end investment company with twenty-three funds: the Balanced Fund, the Cognitive Value Fund, the Core Equity Fund, the Enhanced Growth Fund, the International Opportunities Fund, the Large Cap Growth Fund, the Large Cap Value Fund, the Small Cap Growth Fund, the Small Cap Value Fund, the Value Momentum Fund, the Small Cap Advantage Fund, the Bond Fund, the California Intermediate Tax-Free Bond Fund, the National Intermediate Tax-Free Bond Fund and the Short Term Bond Fund (collectively the "Non-Money Market Funds"), the Capital Growth Allocation Fund, the Diversified Equity Allocation Fund, the Growth & Income Allocation Fund and the Income Plus Allocation Fund, (collectively the "Asset Allocation Funds"), the California Tax-Free Money Market Fund, the Diversified Money Market Fund, the U.S. Government Money Market Fund and the 100% U.S. Treasury Money Market Fund (collectively the "Money Market Funds"), (the Non-Money Market Funds, the Money Market Funds and the Asset Allocation Funds are collectively the "Funds" and each is a "Fund"). Pursuant to HighMark's multiple class plan, the Funds may offer up to six classes of shares, Class A, Class B and Class C shares (collectively called the "Retail Shares"), Fiduciary Shares, Class S Shares and Class M Shares. The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies. The Small Cap Advantage Fund has not commenced operations as of January 31, 2007.

On January 31, 2004, the Class B Shares of the Funds were closed to purchases by new and existing investors. Existing investors, however, may still exchange shares and reinvest distributions in Class B Shares of the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions which affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from estimates.

SECURITY VALUATION -- Investment securities held by the Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. Where available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. These third-party pricing agents may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other electronic data processing techniques. Such techniques generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Options and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price for long option positions and the closing ask price for short option positions. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions.

Investments in mutual funds are priced at the fund's daily net asset value. The assets of each of the Asset Allocation Funds consist primarily of the investments in underlying affiliated investment companies, which are valued at their respective daily net asset values in accordance with Board-approved pricing procedures.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by HighMark's Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

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For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If HighMark Capital Management, Inc. (the "Adviser" or the "Administrator") a wholly owned subsidiary of Union Bank of California, N.A. (a wholly owned subsidiary of UnionBanCal Corporation), or the sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it shall request that a Committee meeting be called. In addition, SEI Investments Global Funds Services (the "Sub-Administrator") monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from markets may not reflect market value at the time the Fund calculates its net asset value. If price movements in a monitored index or security exceed levels established by the Sub-Administrator and approved by the Board, the Sub-Administrator notifies the Adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the Adviser or sub-adviser makes the determination whether a Committee meeting should be called based on the information provided.

The International Opportunities Fund, which holds international securities, also uses a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a "confidence interval" which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund will value the non-U.S. securities in its portfolio that exceed the applicable "confidence interval" based upon the adjusted prices provided by the fair valuation vendor.

FOREIGN CURRENCY TRANSLATION -- The books and records of the International Opportunities Fund, which invests in international securities, are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities. The Fund reports certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

FORWARD FOREIGN CURRENCY CONTRACTS -- The International Opportunities Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The International Opportunities Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The International Opportunities Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Finally, the risk exists that losses could exceed amounts disclosed on the statement of assets and liabilities. As of January 31, 2007, the International Opportunities Fund did not have any forward foreign currency contracts outstanding.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums, if any, during the respective holding periods. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of repurchase agreements and procedures adopted by the Adviser, are designed to ensure that the market value of the collateral is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by a Fund may be delayed or limited.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JANUARY 31, 2007 (UNAUDITED)

OPTIONS TRANSACTIONS -- In order to produce incremental earnings and protect gains or minimize losses, certain Funds, as described in their prospectuses, may participate in options transactions including writing covered call options. A risk in writing a covered call option is that a Fund gives up the opportunity of profit if the market price of the underlying security increases. Also, certain Funds may purchase call or put options with respect to securities that are permitted investments, as described in the Funds' prospectus. The risk in purchasing options is limited to the premium paid.

A Fund realizes a gain or loss upon the expiration of a written call or purchased call or put option, respectively. When a written call option is closed prior to expiration by being exercised, the proceeds on the sale are increased by the amount of original premium received.

When a purchased call or put option is closed prior to expiration by being exercised, the cost of investments purchased or sold, respectively, is increased by the amount of original premium paid.

A Fund records unrealized depreciation when the underlying security's market price rises (in case of a written call) and unrealized appreciation/depreciation when the underlying security's market price falls (in case of a purchased call or put) to the extent sufficient to cover the option premium and transaction costs (see Note 8).

FUTURES CONTRACTS - The Core Equity Fund utilized futures contracts during the six month period ended January 31, 2007. The Fund's investments in futures contracts are designed to enable the Fund to more closely approximate the performance of their benchmark indices or are designed for tactical hedging purposes. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the statement of assets and liabilities. As of January 31, 2007, there were no open futures contracts.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by a Fund on a when-issued or forward commitment basis can take place up to a month or more after the trade date. During the period, such securities are subject to market fluctuations and the Fund maintains, in a segregated account with its custodian, assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of a Fund's net asset value if the Fund makes such investments while remaining substantially invested in that security. As of January 31, 2007, the National Intermediate Tax-Free Bond Fund held one when-issued security with a market value of $1,080 (000), representing 1.4% of net assets.

DISCOUNTS AND PREMIUMS -- Discounts and premiums are accreted or amortized over the life of each security and are recorded as interest income for each of the Funds using a method that approximates the effective interest method.

CLASSES -- Class specific expenses are borne by that class. Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets. In addition to the Funds' direct expenses as described above, Fund shareholders of the Asset Allocation Funds also bear indirectly a proportionate share of their underlying Funds' expenses.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income for the Money Market Funds are declared daily and paid monthly. Each of the Non-Money Market Funds may periodically declare and pay dividends from net investment income. Each of the Asset Allocation Funds may declare and pay dividends from net investment income quarterly. None of the Funds has a targeted dividend rate and none of the Funds guarantees that it will pay any dividends or other distributions. Any net realized capital gains, if any, will be distributed at least annually by all Funds.

DEFERRED COMPENSATION PLAN -- Under the deferred compensation plan approved by the Board, members of the Board who are not officers or employees of Union Bank of California N.A. (the "Bank") or any subsidiary of the Bank (the "Trustees") are permitted to defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in shares of Funds selected by the Trustees, which has the same economic effect for the Trustees as if the Trustees had invested the deferred amounts in such Funds.

The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of HighMark. However, HighMark has elected to invest in shares of those Funds selected by the Trustees in order to match the deferred compensation obligation.

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REDEMPTION AND EXCHANGE FEES -- The redemption fee and the exchange fee are designed to discourage short-term trading and any proceeds of the fees will be recorded as an increase to paid-in capital of the applicable Fund. Effective December 13, 2004, and prior to October 16, 2006, each of the Non-Money Market Funds (except for the International Opportunities Fund) and the Asset Allocation Funds imposed a 2% redemption fee on the value of Class A Shares redeemed 5 days or less after their purchase and imposed a 2% exchange fee on Class A Shares exchanged 5 days or less after their purchase. The Cognitive Value and Enhanced Growth Funds imposed a 2% redemption fee on the value of Class M Shares redeemed 5 days or less after their purchase and imposed a 2% exchange fee on Class M Shares exchanged 5 days or less after their purchase. Prior to December 13, 2004, the Large Cap Growth Fund imposed a 2% redemption fee on the value of Class A Shares redeemed 30 days or less after their purchase. Effective April 3, 2006, the International Opportunities Fund imposed a 2% redemption fee on the value of Fiduciary Class, Class A and Class M Shares redeemed 30 days or less after their purchase. Prior to April 3, 2006, the International Opportunities Fund imposed a 2% redemption fee and a 2% exchange fee on shares redeemed or exchanged within 31 days after purchase. Effective October 16, 2006, the Cognitive Value Fund imposes a 2% redemption fee on the value of Fiduciary Class, Class A and Class M Shares redeemed 30 days or less after their purchase and imposes a 2% exchange fee on the value of Fiduciary Class, Class A and Class M Shares exchanged 30 days or less after their purchase, the International Opportunities Fund imposes a 2% redemption fee on the value of Fiduciary Class, Class A and Class M Shares redeemed 30 days or less after their purchase and imposes a 2% exchange fee on the value of Fiduciary Class, Class A and Class M Shares exchanged 30 days or less after their purchase, the Small Cap Growth Fund imposes a 2% redemption fee on the value of Fiduciary Class and Class A Shares redeemed 30 days or less after their purchase and imposes a 2% exchange fee on the value of Fiduciary Class and Class A Shares exchanged 30 days or less after their purchase and the Small Cap Value Fund imposes a 2% redemption fee on the value of Fiduciary Class and Class A Shares redeemed 30 days or less after their purchase and imposes a 2% exchange fee on the value of Fiduciary Class and Class A Shares exchanged 30 days or less after their purchase.

For the six months ended January 31, 2007, the Core Equity Fund, the International Opportunities Fund, the Large Cap Value Fund, the Small Cap Value Fund, the Capital Growth Allocation Fund and the Growth & Income Allocation Fund imposed redemption fees of $40, $1,212, $248, $7,352, $107 and $40, respectively. No other Fund imposed any such fees.

3.    AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

HighMark and the Adviser are parties to an Investment Advisory agreement. For its services, the Adviser is entitled to receive a fee with respect to each Fund, which is calculated daily and paid monthly, based on the average daily net assets of each Fund, at an annual rate of:

Balanced ...................................   0.60%
Cognitive Value ............................   0.75% on the first $500 million
                                               0.70% on assets over $500 million
Core Equity ................................   0.60%
Enhanced Growth ............................   0.75% on the first $500 million
                                               0.70% on the next $500 million
                                               0.65% on assets over $1 billion
International Opportunities ................   0.95% on the first $250 million
                                               0.90% on the next $250 million
                                               0.85% on the next $500 million
                                               0.80% on assets over $1 billion
Large Cap Growth ...........................   0.60%
Large Cap Value ............................   0.60%
Small Cap Growth ...........................   1.15%
Small Cap Value ............................   1.00%
Value Momentum .............................   0.60%
Capital Growth Allocation ..................   0.20%
Diversified Equity Allocation ..............   0.20%
Growth & Income Allocation .................   0.20%
Income Plus Allocation .....................   0.20%
Bond .......................................   0.50%
California Intermediate Tax-Free Bond ......   0.50%
National Intermediate Tax-Free Bond ........   0.50%
Short Term Bond ............................   0.40%
California Tax-Free Money Market ...........   0.30%
Diversified Money Market ...................   0.30%
U.S. Government Money Market ...............   0.30%
100% U.S. Treasury Money Market ............   0.30%

Prior to August 1, 2006, the fee for the Asset Allocation Funds was 0.65% of the average daily net assets of each Fund.

Prior to April 3, 2006, Bailard, Inc. ("Bailard") served as the Investment Adviser to Bailard Cognitive Value Fund, Bailard Enhanced Growth Fund and Bailard International Equity Fund. For its services, Bailard was entitled to receive a fee with respect to each Fund, which was calculated daily and paid monthly, based on the average daily net assets of each Fund, at the annual rate of 0.75% for Bailard Cognitive Value Fund and Bailard Enhanced Growth Fund and 0.95% for Bailard International Equity Fund.

The Adviser has contractually agreed to reduce its fees throughout the six month period ended January 31, 2007 and for the period ending November 30, 2007 (except for Class M Shares, for which it has agreed to reduce its fees for the period beginning April 3, 2006 and ending on April 2, 2008), and to the extent necessary, to reimburse the Funds, in order

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JANUARY 31, 2007 (UNAUDITED)

to limit the Funds from exceeding certain expense limitations as follows:

                                       FIDUCIARY       CLASS A        CLASS B      CLASS C       CLASS M
                                         SHARES         SHARES        SHARES        SHARES       SHARES
                                      -----------    -----------    ----------    ---------    ----------
Balanced ..........................       0.97%          1.22%         n/a           n/a          n/a
Cognitive Value. ..................       1.23           1.48          n/a           n/a         1.09%
Core Equity .......................       0.95           1.20          n/a           n/a          n/a
Enhanced Growth. ..................       1.15           1.40          n/a           n/a         1.00
International Opportunities .......       1.53           1.57+         n/a           n/a         1.45
Large Cap Growth ..................       0.97           1.22          n/a           n/a          n/a
Large Cap Value ...................       0.95           1.20          n/a           n/a          n/a
Small Cap Growth ..................       1.52           1.77          n/a           n/a          n/a
Small Cap Value ...................       1.37           1.62          n/a           n/a          n/a
Value Momentum. ...................       0.97           1.22          n/a           n/a          n/a
Capital Growth Allocation .........       1.35           1.60*         n/a          2.30          n/a
Diversified Equity Allocation .....       1.40           1.65*         n/a          2.35          n/a
Growth & Income Allocation. .......       1.25           1.50*         n/a          2.20          n/a
Income Plus Allocation. ...........       1.20           1.45*         n/a          2.15          n/a
Bond. .............................       0.77           1.02          n/a           n/a          n/a
California Intermediate
   Tax-Free Bond ..................       0.52           0.77         1.47%**       1.22%**       n/a
National Intermediate
   Tax-Free Bond ..................       0.30           0.55          n/a          1.00**        n/a
Short Term Bond ...................       0.68           0.93          n/a           n/a          n/a
California Tax-Free Money Market ..       0.55           0.80          n/a           n/a          n/a
Diversified Money Market. .........       0.55           0.80          n/a           n/a          n/a
U.S. Government Money Market ......       0.55           0.80          n/a           n/a          n/a
100% U.S. Treasury Money Market ...       0.55           0.80          n/a           n/a          n/a

 * Prior to November 7, 2006, the expense limitation for Class A Shares of the Asset Allocation Funds was 1.23%

** Prior to December 1, 2005, the expense limitations were 1.52% and 1.27% for Class B Shares and Class C Shares of the California Intermediate Tax-Free Bond Fund, respectively, and 1.05% for Class C Shares of the National Intermediate Tax-Free Bond Fund.

 + Prior to November 7, 2006, the expense limitation was 1.78%

Each Fund's total actual annual operating expense rate for the six-month period ended January 31, 2007, was less than the amount shown for such Fund above due to additional waivers/reimbursements by the Adminstator described below.

Effective April 3, 2006, the Adviser and Bailard entered into an investment sub-advisory agreement relating to the Cognitive Value Fund, the Enhanced Growth Fund and the International Opportunities Fund. Bailard is entitled to receive a fee at the annual rate of 0.375% of the average daily net assets on the first $500 million and 0.35% on the average daily net assets over $500 million of the Cognitive Value Fund. Bailard is entitled to receive a fee at the annual rate of 0.375% of the average daily net assets on the first $500 million, 0.350% on the average daily net assets on the next $500 million and 0.325% on the average daily net assets over $1 billion of the Enhanced Growth Fund. Bailard is entitled to receive a fee at the annual rate of 0.475% of the average daily net assets on the first $250 million, 0.450% on the average daily net assets on the next $250 million, 0.425% on the average daily net assets on the next $500 million and 0.400% on the average daily net assets over $1 billion of the International Opportunities Fund. Bailard's fee is paid from the Adviser's fee.

Prior to December 29, 2006, the Adviser and Waddell & Reed Investment Management Company ("Waddell & Reed") were parties to an investment sub-advisory agreement relating to the Large Cap Growth Fund. Waddell & Reed was entitled to receive a fee at the annual rate of 0.30% of the average daily net assets of the Large Cap Growth Fund. Waddell & Reed's fee was paid from the Adviser's fee.

Effective March 31, 2003, the Adviser and Aronson+Johnson+Ortiz, LP ("AJO") entered into an investment sub-advisory agreement relating to the Large Cap Value Fund. AJO is entitled to receive a fee at the annual rate of 0.30% of the average daily net assets of the Large Cap Value Fund. AJO's fee is paid from the Adviser's fee.

Effective June 30, 2006, the Adviser and Trusco Capital Management ("Trusco") entered into an investment sub-advisory agreement relating to the Small Cap Growth Fund. Trusco is entitled to receive a fee at the annual rate of 0.65% of all of the average daily net assets of the Fund when assets are less than $100 million, 0.58% of all of the average daily net assets of the Fund when assets are at least $100 million but less than $200 million, 0.50% of all of the average daily net assets of the Fund when assets are at least $200 million but less than $400 million and 0.45% of all of the average daily net assets of the Fund when assets are $400 million or more of the Small Cap Growth Fund. Trusco's fee is paid from the Adviser's fee. Previously, Trusco had an interim sub-advisory agreement, with the same compensation structure disclosed above, with the Adviser from February 1, 2006 to June 29, 2006 relating to the Small Cap Growth Fund. Prior to February 1, 2006, the Adviser and Chartwell Investment Partners L.P. ("Chartwell") were parties to an investment sub-advisory agreement relating to the Small Cap Growth Fund. Chartwell was entitled to receive a fee at the annual rate of 0.65% of the average daily net assets on the first $100 million and 0.60% on the average daily net assets over $100 million of the Small Cap Growth Fund. Chartwell's fee was paid from the Adviser's fee.

Effective October 1, 2001, the Adviser and LSV Asset Management ("LSV") entered into an investment sub-advisory agreement relating to the Small Cap Value Fund. LSV is entitled to receive a fee at the annual rate of 0.65% of the average daily net assets on the first $50 million, 0.55% of the average daily net assets on the next $50 million and 0.50% on the average daily net assets over $100 million of the Small Cap Value Fund. LSV's fee is paid from the Adviser's fee.

Prior to December 1, 2005, the Sub-Administrator served as the Administrator to the Funds and the Administrator served as the Sub-Administrator.

Effective December 1, 2005, the Administrator and HighMark are parties to an Administrative Services Agreement dated December 1, 2005 (the "Agreement") under which the Administrator provides the Funds with management and administrative services for an annual fee of 0.15% of the first $10 billion of the average daily net assets of each of the Funds and 0.145% of such average daily net assets in excess of $10 billion, possibly subject to certain minimum fees. The Administrator may voluntarily waive its fee, subject to termination at any time by the Administrator, to the extent necessary to limit the total operating expenses of a Fund. From

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December 1, 2005 through January 31, 2007, the Administrator voluntarily waived such portion of its administrative fee for all the Funds to reduce the annualized total expense ratio of each Fund by 0.025%.

Effective December 1, 2005, pursuant to a separate agreement with the Administrator, the Sub-Administrator performs sub-administration services on behalf of each Fund, for which it receives a fee paid by the Administrator at the annual rate of 0.04% of the first $10 billion of the average daily net assets of the Funds and 0.035% of such assets in excess of $10 billion. From December 1, 2005 through July 31, 2006, the Sub-Administrator received sub-administration fees in the amount of $1,992,859.

Prior to April 3, 2006, Bailard provided administrative services to Bailard Cognitive Value Fund, Bailard Enhanced Growth Fund and the Bailard International Equity Fund. Bailard's fee for such services was included in the Investment Advisory Fee. Bailard Cognitive Value Fund, Bailard Enhanced Growth Fund and Bailard International Equity Fund are the predecessor funds to HighMark Cognitive Value Fund, HighMark Enhanced Growth Fund and HighMark International Opportunities Fund.

Prior to December 1, 2005, pursuant to a separate agreement with the Sub-Administrator, the Adviser performed sub-administration services on behalf of each Fund, for which it received a fee paid by the Sub-Administrator at the annual rate of up to 0.10% of the average daily net assets of the Funds. From August 1, 2005 through November 30, 2005, the Sub-Administrator paid the Adviser a fee at an annual rate of 0.075% of the average daily net assets of the Funds for the Adviser's sub-administration services. From August 1, 2005 through November 30, 2005, the Adviser received sub-administration fees in the amount of $1,841,550.

Prior to December 1, 2005, the Sub-Administrator and HighMark were parties to an Administration Agreement dated February 15, 1997, under which the Sub-Administrator provided the Funds with management and administrative services for an annual fee of 0.20% of the average daily net assets of each of the Funds, possibly subject to certain minimum fees. The Sub-Administrator was able to voluntarily waive its fee, subject to termination at any time by the Sub-Administrator, to the extent necessary to limit the total operating expenses of a Fund. From August 1, 2005 through November 30 , 2005, the Sub-Administrator voluntarily waived 0.025% of its fee for all the Funds.

During the period October 1, 2004 to December 1, 2005, the Sub-Administrator had agreed to absorb certain transfer agency related and legal expenses on behalf of the Funds. These expenses are reflected on the statements of operations as "Reduction of Expenses." This agreement did not apply to any new Funds or classes of shares which commenced operations during this period, which were charged all transfer agency related expenses and all such expenses were allocated pro rata amongst all of the then existing Funds based on their respective net assets. Effective December 1, 2005, the Administrator has agreed to absorb certain transfer agency related and legal expenses on behalf of the Funds. The Sub-Administrator has agreed to absorb these expenses on behalf of the Administrator. Any transfer agency related expenses in excess of the agreed upon amount will be allocated pro rata amongst all of the then existing Funds based on their respective net assets.

Certain officers of HighMark are also officers of the Adviser, the Adviser's parent and the Sub-Administrator. Such officers, except for the Chief Compliance Officer, are paid no fees by the Funds for serving as officers of HighMark.

The independent Trustees receive quarterly retainer fees and fees and expenses for each meeting of the Board attended which is paid by the Funds.

State Street Bank and Trust Company ("State Street") serves as the transfer agent, dividend disbursing agent and shareholder servicing agent for the Funds. State Street has sub-contracted such services to its affiliate, Boston Financial Data Services.

SEI Investments Distribution Co. (the "Distributor") and HighMark are parties to a distribution agreement dated February 15, 1997. No compensation is paid to the Distributor for services rendered to the Fiduciary Shares under this agreement. HighMark has adopted 12b-1 Plans (the "Plans") with respect to Class A, Class B, Class C and Class S Shares that allow each Fund to pay distribution and service fees. The Distributor, as compensation for its services under the Plans, receives a distribution fee, computed daily and paid monthly, at the annual rate of 0.25% of the average daily net assets attributable to each Fund's Class A Shares, 0.75% of the average daily net assets attributable to each Fund's Class B Shares, 1.00% of the average daily net assets attributable to each Fund's Class C Shares (0.75% of the average daily net assets of the Bond Fund, the California Intermediate Tax-Free Bond Fund, the National Intermediate Tax-Free Bond Fund, the Short Term Bond Fund and the U.S. Government Money Market Fund) and 0.55% of the average daily net assets attributable to each Fund's Class S Shares, which may be used by the Distributor to provide compensation for sales support and distribution activities. For the six month period ended January 31, 2007, the Funds waived no distribution fees.

HighMark has also adopted Shareholder Service Plans permitting payment of compensation to service providers, that may include Union Bank of California, N.A., or its affiliates, that have agreed to provide certain shareholder support services for its customers who own Fiduciary, Class A, or Class B Shares. In consideration for such services, a service provider is entitled to receive compensation at the annual rate of up to 0.25% of the average daily net assets of the applicable class or classes of shares of the Funds. The service providers have agreed to waive a portion of their fees for all Funds for the six month period ended January 31, 2007. For the six month period ended January 31, 2007, Union Bank of California, N.A. or its affiliates received shareholder servicing fees, net of waivers, from the Funds in the amount of approximately $2,330,000.

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

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JANUARY 31, 2007 (UNAUDITED)

The following fees are payable as of January 31, 2007:

                                   INVESTMENT       ADMINIS-       SHAREHOLDER
                                     ADVISER         TRATIVE        SERVICING       CUSTODIAN
                                      (000)           (000)           (000)           (000)
                                   -----------     -----------    -------------     ---------
Balanced ......................        24             $  5            $  6            $ --
Cognitive Value ...............        70               12              --               1
Core Equity ...................        53               15              14               1
Enhanced Growth ...............        81               14              --               1
International Opportunities ...       220               29               1              34
Large Cap Growth ..............        69               14              16               1
Large Cap Value ...............       170               39              44               3
Small Cap Growth ..............        26                3               3               2
Small Cap Value ...............       259               32              36               2
Value Momentum ................       260               54              63               4
Capital Growth
   Allocation .................         7                7               2               1
Diversified Equity
   Allocation .................        --                6              --              --
Growth & Income
   Allocation .................         5                6               2               1
Income Plus
   Allocation .................         1                1              --              --
Bond ..........................       162               42              24               3
California Intermediate
   Tax-Free Bond ..............        26               14               6               1
National Intermediate
   Tax-Free Bond ..............         1                8               3               1
Short Term Bond ...............        16                5               1              --
California Tax-Free
   Money Market ...............       118               65              24               6
Diversified Money
   Market .....................       691              310             105              25
U.S. Government
   Money Market ...............       136               60              19               5
100% U.S. Treasury
   Money Market ...............       174               76              20               6

                                               CHIEF
                                             COMPLIANCE      DEFERRED
                                TRUSTEES       OFFICER     COMPENSATION
                                 (000)          (000)         (000)
                               ---------   --------------  ------------
Balanced ..................       $ --          $ --            $ 1
Cognitive Value ...........         --             1              2
Core Equity ...............         --             1              2
Enhanced Growth ...........          1             1              2
International
   Opportunities ..........          1             1              5
Large Cap Growth ..........         --             1              2
Large Cap Value ...........          2             2              6
Small Cap Growth ..........         --            --              1
Small Cap Value ...........         --             2              5
Value Momentum ............          1             2              9
Capital Growth
   Allocation .............         --            --              1
Diversified Equity
   Allocation .............         --            --             --
Growth & Income
   Allocation .............         --            --              1
Income Plus
   Allocation .............         --            --             --
Bond ......................          1             2              8
California Intermediate
   Tax-Free Bond ..........         --             1              2
National Intermediate
   Tax-Free Bond ..........         --            --              1
Short Term Bond ...........         --            --              1
California Tax-Free
   Money Market ...........          1             2             10
Diversified Money
   Market .................         18            15             54
U.S. Government
   Money Market ...........          1             3             10
100% U.S. Treasury
   Money Market ...........          2             4             14

Amounts designated as "--" are either $0 or have been rounded to $0.

A sales charge is imposed on purchases of Class A Shares at the following rates:

                                                                      CLASS A
                                                                      SHARES*
                                                                    -----------
Balanced .........................................................     5.50%
Cognitive Value ..................................................     5.50
Core Equity ......................................................     5.50
Enhanced Growth ..................................................     5.50
International Opportunities ......................................     5.50
Large Cap Growth .................................................     5.50
Large Cap Value ..................................................     5.50
Small Cap Growth .................................................     5.50
Small Cap Value ..................................................     5.50
Value Momentum ...................................................     5.50
Capital Growth Allocation ........................................     5.50
Diversified Equity Allocation ....................................     5.50
Growth & Income Allocation .......................................     5.50
Income Plus Allocation ...........................................     4.50
Bond .............................................................     2.25**
California Intermediate Tax-Free Bond ............................     2.25
National Intermediate Tax-Free Bond ..............................     2.25
Short Term Bond ..................................................     2.25**

 * Maximum sales charge as a percentage of offering price. Lower sales charges apply based on amount invested.
** Prior to December 1, 2005, the sales charge was 3.25%.

A contingent deferred sales charge ("CDSC") is imposed on certain redemptions of Class B Shares. The CDSC varies depending on the number of years from the purchase of Class B Shares until the redemption of such shares.

                  YEARS SINCE                       CONTINGENT DEFERRED
                 PURCHASE MADE                          SALES CHARGE
                 ------------------------------------------------------
                      First .........................         5%
                      Second ........................         4%
                      Third .........................         3%
                      Fourth ........................         3%
                      Fifth .........................         2%
                      Sixth .........................         1%
                      Seventh and Following .........        None

A CDSC of 1% is imposed when Class C Shares are redeemed within the first year of purchase.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian, as compensation for its services, receives a fee at the annual rate of 0.01% of each Fund's average daily net assets except for the International Opportunities Fund which pays on transactions and assets. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

4.    INVESTMENT TRANSACTIONS

The purchases and sales (including maturities) of investment securities by the Non-Money Market Funds, excluding short-

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term investments and U.S. government securities, for the six month period ended
January 31, 2007 are as follows:

                                                        INVESTMENT SECURITIES
                                                      -------------------------
                                                      PURCHASES          SALES
                                                        (000)            (000)
                                                      ---------        --------
Balanced ......................................       $   3,502        $ 10,145
Cognitive Value ...............................          57,771          51,917
Core Equity ...................................          49,620          44,176
Enhanced Growth ...............................          34,515          47,636
International Opportunities ...................          59,439          30,986
Large Cap Growth ..............................          96,370         104,908
Large Cap Value ...............................         133,612         111,703
Small Cap Growth ..............................          19,833          26,602
Small Cap Value ...............................          68,781          45,552
Value Momentum ................................          34,525          63,069
Capital Growth Allocation .....................          19,439           1,987
Diversified Equity Allocation* ................           2,267              12
Growth & Income Allocation ....................          16,246           1,308
Income Plus Allocation ........................           2,070             234
Bond ..........................................              --          29,473
California Intermediate Tax-Free Bond .........              --          10,791
National Intermediate Tax-Free Bond ...........           1,084           4,691
Short Term Bond ...............................           6,869           3,178

*  For the period from November 15, 2006 through January 31, 2007.

Amounts designated as "--" are either $0 or have been rounded to $0.

The purchases and sales (including maturities) of U.S. government securities by the Non-Money Market Funds for the six month period ended January 31, 2007 are as follows:

                                               U.S. GOVERNMENT SECURITIES
                                              ----------------------------
                                              PURCHASES            SALES
                                                (000)              (000)
                                              ---------           --------
Balanced ...............................      $     656           $  1,178
Bond ...................................          5,865             29,978
Short Term Bond ........................          6,567              4,772

Investments made by the Asset Allocation Funds in other Funds are considered to be investments in Affiliated Companies as defined under section 2(a)(3) of the 1940 Act. A summary of the investment and income activity in each Affiliated Company's Fiduciary Shares for each Asset Allocation Fund is as follows:

                            CAPITAL GROWTH ALLOCATION
--------------------------------------------------------------------------------
                                                      REALIZED
                                                       GAINS          INCOME
                                                    (LOSSES) ON        FROM
                                                    INVESTMENTS    INVESTMENTS
                                                   IN AFFILIATED  IN AFFILIATED
                            PURCHASES      SALES       FUNDS          FUNDS
AFFILIATED INVESTMENT         (000)        (000)       (000)          (000)
---------------------       ---------    --------  -------------  -------------
Bond .....................  $    320     $    315     $     (9)      $     18
Cognitive Value ..........     1,413           --          173             81
Core Equity ..............     3,194           --           --             74
Diversified Money
   Market ................     6,947        7,763           --             14
International
   Opportunities .........     3,296           --          645            438
Large Cap Growth .........     3,041           --           --              8
Large Cap Value ..........       942          836          184             33
Short Term Bond ..........     1,623          173           (3)            86
Small Cap Growth .........       600          663          140            131
Small Cap Value ..........     1,630           --          404             79
Value Momentum ...........     3,380           --        1,020             73
                            --------     --------     --------       --------
             TOTAL:         $ 26,386     $  9,750     $  2,554       $  1,035
                            ========     ========     ========       ========

                          DIVERSIFIED EQUITY ALLOCATION
--------------------------------------------------------------------------------
                                                     REALIZED        INCOME
                                                     GAINS ON         FROM
                                                    INVESTMENTS    INVESTMENTS
                                                   IN AFFILIATED  IN AFFILIATED
                            PURCHASES     SALES        FUNDS          FUNDS
AFFILIATED INVESTMENT         (000)        (000)       (000)          (000)
---------------------       ---------    --------  -------------  -------------
Cognitive Value ..........  $    126     $     --     $      4       $      2
Core Equity ..............       616           --           --             --
International
   Opportunities .........       461           --           13              9
Large Cap Growth .........       234           --           --             --
Large Cap Value ..........       138           12           --             --
Small Cap Value ..........       214           --           10              2
Value Momentum ...........       478           --           21              1
                            --------     --------     --------       --------
             TOTAL:         $  2,267     $     12     $     48       $     14
                            ========     ========     ========       ========

                          GROWTH & INCOME ALLOCATION
--------------------------------------------------------------------------------
                                                     REALIZED        INCOME
                                                     GAINS ON         FROM
                                                    INVESTMENTS    INVESTMENTS
                                                   IN AFFILIATED  IN AFFILIATED
                            PURCHASES      SALES       FUNDS          FUNDS
AFFILIATED INVESTMENT         (000)        (000)       (000)          (000)
---------------------       ---------    --------  -------------  -------------
Bond .....................  $  2,045     $    230     $     --       $    137
Cognitive Value ..........     1,458           --          127             60
Core Equity ..............     1,780           --           --             49
Diversified Money
   Market ................     7,678        9,604           --             19
International
   Opportunities .........     2,206           --          458            311
Large Cap Growth .........     2,021           --           --              6
Large Cap Value ..........       465          489          111             24
Short Term Bond ..........     2,754           --           --            169
Small Cap Growth .........       372          589          103             99
Small Cap Value ..........     1,157           --          302             60
Value Momentum ...........     1,988           --          659             48
                            --------     --------     --------       --------
             TOTAL:         $ 23,924     $ 10,912     $  1,760       $    982
                            ========     ========     ========       ========

                             INCOME PLUS ALLOCATION
--------------------------------------------------------------------------------
                                                     REALIZED         INCOME
                                                  GAINS (LOSSES)       FROM
                                                  ON INVESTMENTS   INVESTMENTS
                                                   IN AFFILIATED  IN AFFILIATED
                            PURCHASES      SALES       FUNDS          FUNDS
AFFILIATED INVESTMENT         (000)        (000)       (000)          (000)
---------------------       ---------    -------- --------------  -------------
Bond .....................  $    528     $     27     $     --       $     39
Cognitive Value ..........       109           --           12              5
Core Equity ..............       150           --           --              4
Diversified Money
   Market ................     1,550        1,849           --              4
International
   Opportunities .........        63           --           20             13
Large Cap Growth .........       144           --           --              1
Large Cap Value ..........        44           37            6              2
Short Term Bond ..........       715           30           --             47
Small Cap Growth .........        16          140          (11)            --
Small Cap Value ..........       138           --           29              6
Value Momentum ...........       163           --           57              4
                            --------     --------     --------       --------
             TOTAL:         $  3,620     $  2,083     $    113       $    125
                            ========     ========     ========       ========

Amounts designated as "--" are either $0 or have been rounded to $0.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JANUARY 31, 2007 (UNAUDITED)

5.    FEDERAL INCOME TAXES

It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, the net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed realized gains or undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid on a tax basis during the years or periods ended July 31, 2006 and July 31, 2005 (unless otherwise indicated) were as follows:

                         TAX-EXEMPT     ORDINARY      LONG-TERM
                           INCOME        INCOME     CAPITAL GAIN        TOTAL
                           (000)          (000)         (000)           (000)
                         ----------     --------    -------------     --------
Balanced
   2006 .............      $   --       $  1,015        $     8       $  1,023
   2005 .............          --          2,259             --          2,259
Cognitive Value
   2006 (1) .........          --          3,573          7,694         11,267
   2005 (2) .........          --            159          7,505          7,664
   2004 (2) .........          --             --             --             --
Core Equity
   2006 .............          --          1,144             --          1,144
   2005 .............          --          1,456             --          1,456
Enhanced Growth
   2006 (1) .........          --             --             --             --
   2005 (2) .........          --          1,056             --          1,056
   2004 (2) .........          --             --             --             --
International
   Opportunities
   2006 (1) .........          --          3,254          4,193          7,447
   2005 (2) .........          --          1,567             --          1,567
   2004 (2) .........          --          1,339             --          1,339
Large Cap Growth
   2006 .............          --            264             --            264
   2005 .............          --            438             --            438
Large Cap Value
   2006 .............          --          2,842             --          2,842
   2005 .............          --          1,557             --          1,557
Small Cap Growth
   2006 .............          --             --          1,889          1,889
   2005 .............          --             --             49             49
Small Cap Value
   2006 .............          --            853         17,212         18,065
   2005 .............          --            168         10,862         11,030
Value Momentum
   2006 .............          --          7,765         47,899         55,664
   2005 .............          --          6,684         34,608         41,292

                         TAX-EXEMPT     ORDINARY      LONG-TERM
                           INCOME        INCOME     CAPITAL GAIN        TOTAL
                           (000)          (000)         (000)           (000)
                         ----------     --------    -------------     --------
Capital Growth
   Allocation
   2006 .............      $   --       $     66       $     90       $    156
   2005 .............          --             14              1             15
Growth & Income
   Allocation
   2006 .............          --            226             49            275
   2005 .............          --             43             --             43
Income Plus
   Allocation
   2006 .............          --             81              2             83
   2005 .............          --             11             --             11
Bond
   2006 .............          --         21,905             --         21,905
   2005 .............          --         22,939             --         22,939
California
   Intermediate
   Tax-Free Bond
   2006 .............       5,452              9          1,538          6,999
   2005 .............       6,503              2          1,800          8,305
National
   Intermediate
   Tax-Free Bond
   2006 .............       3,449             21            687          4,157
   2005 .............       3,940              4            765          4,709
Short Term Bond
   2006 .............          --          1,169             --          1,169
   2005 .............          --            386             --            386
California
   Tax-Free
   Money Market
   2006 .............      11,661            123             --         11,784
   2005 .............       6,482             25             --          6,507
Diversified Money
   Market
   2006 .............          --        122,374             --        122,374
   2005 .............          --         56,216             --         56,216
U.S. Government
   Money Market
   2006 .............          --         20,220             --         20,220
   2005 .............          --          7,632             --          7,632
100% U.S. Treasury
   Money Market
   2006 .............          --         28,842             --         28,842
   2005 .............          --         11,837             --         11,837

(1) For the ten month period ended July 31, 2006. On April 3, 2006, HighMark Funds acquired the assets and assumed the identified liabilities of Bailard Cognitive Value Fund, Bailard Enhanced Growth Fund and Bailard International Equity Fund (the "Bailard Funds") (See Note 9 in notes to financial statements). The fiscal year end of the Bailard Funds, the predecessor funds to HighMark Cognitive Value Fund, HighMark Enhanced Growth Fund and HighMark International Opportunities Fund was September
      30. The fiscal year end of the successor HighMark Funds is July 31.

(2)   For the year ended September 30.

Amounts designated as "--" are either $0 or have been rounded to $0.

--------------------------------------------------------------------------------

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

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As of July 31, 2006, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                                     UNDISTRIBUTED    UNDISTRIBUTED     UNDISTRIBUTED        CAPITAL
                                       ORDINARY         TAX-EXEMPT         LONG-TERM           LOSS
                                        INCOME          INCOME           CAPITAL GAIN      CARRYFORWARD
                                        (000)            (000)             (000)              (000)
                                    --------------   --------------   ---------------   ---------------
Balanced ........................     $      --         $     --         $   1,002        $       --
Cognitive Value .................         2,393               --             7,399                --
Core Equity .....................             7               --                --           (11,335)
Enhanced Growth .................            --               --                --            (8,457)
International Opportunities .....         9,770               --            16,123                --
Large Cap Growth ................             7               --                --          (145,253)
Large Cap Value .................             2               --                --           (15,841)
Small Cap Growth ................         1,856               --             1,713                --
Small Cap Value .................         3,379               --            28,807                --
Value Momentum ..................            20               --            31,222                --
Capital Growth Allocation .......            --               --               819                --
Growth & Income
   Allocation ...................            43               --               645                --
Income Plus Allocation ..........            24               --                85                --
Bond ............................           171               --                --           (10,174)
California Intermediate
   Tax-Free Bond ................            --              140               402                --
National Intermediate
   Tax-Free Bond ................            --               87               257                --
Short Term Bond .................            45               --                --               (36)
California Tax-Free Money
Market ..........................            --            1,245                --                (1)
Diversified Money Market ........        11,710               --                --              (133)
U.S. Government Money
   Market .......................         2,213               --                --               (35)
100% U.S. Treasury Money
   Market .......................         3,058               --                --              (151)

                                                                                   TOTAL
                                                                               DISTRIBUTABLE
                                     POST-      UNREALIZED        OTHER           EARNINGS
                                   OCTOBER      APPRECTION       TEMPORARY      (ACCUMULATED
                                   (LOSSES)   (DEPRECIATION)   DIFFERENCES         LOSSES)
                                     (000)         (000)           (000)            (000)
                                   --------   -----------      -----------      -------------
Balanced ........................   $   --      $   3,647       $     --       $    4,649
Cognitive Value .................       --         10,554             --           20,346
Core Equity .....................       --          6,125             --           (5,203)
Enhanced Growth .................       --          1,561             --           (6,896)
International Opportunities .....       --         48,930             --           74,823
Large Cap Growth ................       --          9,664             --         (135,582)
Large Cap Value .................       --         32,669             --           16,830
Small Cap Growth ................       --         (1,423)            --            2,146
Small Cap Value .................       --         27,622              1           59,809
Value Momentum ..................       --        140,515           (432)         171,325
Capital Growth Allocation .......       --            516             --            1,335
Growth & Income
   Allocation ...................       --            258             (1)             945
Income Plus Allocation ..........       --            (27)             1               83
Bond ............................       --            635             (4)          (9,372)
California Intermediate
   Tax-Free Bond ................       --          1,694              1            2,237
National Intermediate
   Tax-Free Bond ................       --            802              1            1,147
Short Term Bond .................      (47)          (496)            --             (534)
California Tax-Free Money
Market ..........................       --             --         (1,244)              --
Diversified Money Market ........       (4)            --        (11,711)            (138)
U.S. Government Money
   Market .......................        --            --         (2,214)             (36)
100% U.S. Treasury Money
   Market .......................       (26)           --         (3,057)            (176)

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE, $0 OR HAVE BEEN ROUNDED TO $0.

Post-October losses represent losses realized on investment transactions from November 1, 2005 through July 31, 2006, that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year. For Federal income tax purposes, capital loss carryforwards may be carried forward for a maximum of eight years and applied against future capital gains.

At July 31, 2006, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

                                                                           EXPIRING JULY 31,
                                     -----------------------------------------------------------------------------------------------
                                       2007       2008      2009        2010        2011      2012       2013      2014      TOTAL
                                      (000)      (000)      (000)       (000)       (000)     (000)      (000)     (000)     (000)
                                     --------   --------   -------   ----------   --------   --------   -------   -------   --------
Core Equity ......................    $   --     $   --     $  --    $      --    $     --   $ 11,335    $  --      $ --    $ 11,335
Enhanced Growth ..................        --         --        --           --          --      7,695      762        --       8,457
Large Cap Growth .................        --         --        --      106,228      39,025         --       --        --     145,253
Large Cap Value ..................        --         --        --           --      15,841         --       --        --      15,841
Bond .............................        --      2,234       137           --       1,692      6,111       --        --      10,174
Short Term Bond ..................        --         --        --           --          --         --       --        36          36
California Tax-Free Money
   Market ........................        --         --        --           --          --          1       --        --           1
Diversified Money Market .........       122         --         8           --           1         --        1         1         133
U.S. Government Money Market .....        --         --        --           18          15         --        1         1          35
100% U.S. Treasury Money
   Market ........................        --         --        --           --         151         --       --        --         151

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE, $0 OR HAVE BEEN ROUNDED TO $0.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JANUARY 31, 2007 (UNAUDITED)

During the year ended July 31, 2006, capital loss carry-forwards that were utilized to offset gains are as follows:
                                                                         (000)
                                                                       ---------
Balanced ..........................................................    $   1,566
Core Equity .......................................................       10,101
Enhanced Growth ...................................................       10,497
Large Cap Growth ..................................................       13,692
Large Cap Value ...................................................       20,721
Bond ..............................................................          351
California Tax-Free Money Market ..................................            5
100% U.S. Treasury Money Market ...................................            2

At January 31, 2007, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds are as follows:

                                        FEDERAL TAX
                                            COST       APPRECIATION    DEPRECIATION       TOTAL
                                           (000)           (000)          (000)           (000)
                                        -----------    ------------    ------------   -----------
Balanced ...........................    $   45,522      $    6,320      $    (616)     $  5,704
Cognitive Value ....................       113,275          18,926         (3,050)       15,876
Core Equity ........................       147,859          18,894         (1,529)       17,365
Enhanced Growth ....................       119,127          27,882         (5,188)       22,694
International Opportunities ........       232,573          82,658         (1,037)       81,621
Large Cap Growth ...................       133,102           9,284         (1,584)        7,700
Large Cap Value ....................       345,219          63,995         (1,609)       62,386
Small Cap Growth ...................        30,582           3,087           (942)        2,145
Small Cap Value ....................       349,546          59,507        (13,599)       45,908
Value Momentum .....................       416,838         177,672         (4,580)      173,092
Capital Growth Allocation ..........        65,064           4,587           (703)        3,884
Diversified Equity Allocation ......         2,285              30            (42)          (12)
Growth & Income Allocation .........        58,560           3,271           (581)        2,690
Income Plus Allocation .............         7,761             281            (62)          219
Bond ...............................       435,977           8,740         (5,100)        3,640
California Intermediate Tax-Free
  Bond .............................       123,519           2,197           (545)        1,652
National Intermediate Tax-Free
  Bond .............................        73,972           1,166           (240)          926
Short Term Bond ....................        48,501              62           (345)         (283)
California Tax-Free Money Market ...       624,862              --             --            --
Diversified Money Market ...........     2,879,756              --             --            --
U.S. Government Money Market .......       558,576              --             --            --
100% U.S. Treasury Money Market ....       709,766              --             --            --

6.    SECURITIES LENDING

The Custodian serves as the Funds' securities lending agent. Certain Funds lend their securities to approved brokers to earn additional income and receive cash and/or securities as collateral to secure the loans. The Custodian rebates to the brokers certain negotiated amounts if cash is received as collateral for securities on loan. Additionally, the Custodian receives fees for administering the securities lending program for the Funds. For the six month period ended January 31, 2007, these fees totaled $107,910. Such fees and rebates reduce the overall income the Funds earned on securities purchased with cash collateral, which is reflected net as a reduction to interest income in the statements of operations. Collateral was maintained at not less than 102% of the value of loaned securities. The Funds maintain collateral at not less than 100% of the value of loaned securities, provided the initial collateral was 102% for domestic U.S. securities, and 105% for international securities. If cash collateral is received, a related liability is shown on the statements of assets & liabilities. Although the risk of lending is mitigated by the collateral, a Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them. The market value of the securities on loan and collateral at January 31, 2007, and the income generated from the program during the six month period ended January 31, 2007, with respect to such loans are as follows:

                                       MARKET VALUE       MARKET       INCOME RECEIVED
                                       OF SECURITIES     VALUE OF      FROM SECURITIES
                                          LOANED        COLLATERAL         LENDING
                                          (000)            (000)             (000)
                                       -------------   ------------    ----------------
Balanced ..........................      $  6,102        $  6,257       $     4
Cognitive Value ...................        15,816          16,929            95
Core Equity .......................        24,534          25,393            15
Enhanced Growth ...................        13,183          13,738            36
International Opportunities .......        30,768          32,013            61
Large Cap Growth ..................         7,492           7,756            21
Large Cap Value ...................        31,071          32,396            51
Small Cap Growth ..................         6,522           6,807            20
Small Cap Value ...................        76,319          79,677           120
Value Momentum ....................        73,355          75,664            52
Bond ..............................        46,336          47,216            16
Short Term Bond ...................         3,126           3,183             1

7.    CONCENTRATION OF CREDIT RISK

The California Intermediate Tax-Free Bond Fund and the California Tax-Free Money Market Fund invest in debt securities issued by the State of California. The ability of the issuers of the securities held by these Funds to meet their obligations may be affected by economic and political developments in that state. Each Fund may invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

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8.    OPTION CONTRACTS

Transactions in written covered call options during the six month period ended January 31, 2007 are summarized as follows:

                                                                 VALUE MOMENTUM
                                                             ---------------------
                                                             NUMBER OF
         WRITTEN OPTIONS TRANSACTIONS                        CONTRACTS    PREMIUM
----------------------------------------------------------   ---------   ---------
Options written and outstanding at beginning of period ...          50   $ (12,600)
Call options expired during period .......................         (50)     12,600
                                                             ---------   ---------
Options written and outstanding at end of period .........          --   $      --
                                                             =========   =========

9.    FUND REORGANIZATION

The Board of Directors of the Bailard Opportunity Fund Group, Inc. and the stockholders of Bailard Cognitive Value Fund, Bailard Enhanced Growth Fund and Bailard International Equity Fund (the "Reorganizing Funds") approved plans of reorganization pursuant to which the assets and identified liabilities of each of the Reorganizing Funds were transferred to the corresponding, similarly managed series of HighMark Funds (shown below) in exchange for newly issued Class M shares of the corresponding HighMark Fund. The consummation of the reorganization took place on April 3, 2006.

REORGANIZING FUNDS                                                HIGHMARK FUNDS
--------------------------------------------------------------------------------

Bailard Cognitive Value Fund                                Cognitive Value Fund
Bailard Enhanced Growth Fund                                Enhanced Growth Fund
Bailard International Equity Fund               International Opportunities Fund

The following information relates to the Reorganizing Funds immediately prior to the consummation of the reorganization:

REORGANIZING                                     SHARES      FAIR VALUE        COST OF       UNREALIZED
FUNDS                            NET ASSETS      ISSUED     OF SECURITIES    SECURITIES     APPRECIATION
---------------------------------------------------------------------------------------------------------
Bailard Cognitive Value Fund   $ 96,828,364   $ 7,123,827   $  94,226,405   $  77,615,271   $  16,611,134
Bailard Enhanced Growth Fund    136,944,149    14,778,883     135,030,712     104,146,040      30,884,672
Bailard International
   Equity Fund                  200,631,520    23,542,424     197,380,613     134,187,807      63,192,806

The HighMark Funds listed above were created in anticipation of the reorganization. The financial statements and financial highlights of the Reorganizing Funds for periods prior to April 3, 2006 are included in this report as part of the financial statements and financial highlights of the HighMark Funds above.

10.   IN-KIND TRANSACTION

During the year ended July 31, 2006, the Large Cap Growth Fund primarily distributed securities in lieu of cash for shareholder redemptions. The shareholders received a pro-rata portion of the Fund's holdings. The value of the redemptions were as follows:

FIDUCIARY SHARES:

                                                                              REALIZED
                                                                                GAIN          FUND
                                                                               BY THE         SHARES
                                REDEMPTION    SECURITIES         CASH           FUND         REDEEMED
                               ------------   -----------   -------------   -------------   ---------
Large Cap Growth 01/13/06      $ 18,923,320   $18,480,548     $  442,772     $ 5,097,422    2,002,468

Since this transaction was a non-taxable event to the Fund, these gains will have no impact on the Fund's capital gains distributions in the current year. This transaction was completed pursuant to procedures adopted by the Board. These procedures are designed to minimize or eliminate any adverse tax implications to the Funds and its shareholders.

11.   OTHER

At January 31, 2007, the percentage of total shares outstanding held by shareholders of record (comprised of omnibus accounts held on behalf of several individual shareholders) owning 10% or greater of the aggregate total shares outstanding for each Fund is as follows:

                                                           NO. OF          %
                                                        SHAREHOLDERS   OWNERSHIP
                                                        ------------   ---------
Balanced ............................................         1          72%
Cognitive Value .....................................         1          12
Core Equity .........................................         2          66
Enhanced Growth .....................................         1          12
International Opportunities .........................         1          10
Large Cap Growth ....................................         3          68
Large Cap Value .....................................         3          38
Small Cap Growth ....................................         1          48
Small Cap Value .....................................         1          14
Value Momentum ......................................         2          78
Capital Growth Allocation ...........................        --          --
Diversified Equity Allocation .......................        --          --
Growth & Income Allocation ..........................        --          --
Income Plus Allocation ..............................        --          --
Diversified Equity Allocation .......................         2          29
Bond ................................................         3          80
California Intermediate Tax-Free Bond ...............         1          56
National Intermediate Tax-Free Bond .................         1          91
Short Term Bond .....................................         5          88
California Tax-Free Money Market ....................         2          93
Diversified Money Market ............................         4         100
U.S. Government Money Market ........................         2          93
100% U.S. Treasury Money Market .....................         3          98

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JANUARY 31, 2007 (UNAUDITED)

12.   SHARES ISSUED AND REDEEMED (000)

Transactions in Fund Shares are as follows for the six month period ended January 31, 2007 (unaudited) and the period ended July 31, 2006 (unless otherwise indicated).

                                                                BALANCED                          COGNITIVE VALUE
                                                                  FUND                                  FUND
                                                       --------------------------    ------------------------------------------
                                                         08/01/06       08/01/05      08/01/06      10/01/05(4)    10/01/04(5)
                                                       TO 01/31/07    TO 07/31/06    TO 01/31/07    TO 07/31/06    TO 09/30/05
                                                       --------------------------    ------------------------------------------
Shares Issued and Redeemed:
  Fiduciary Shares (1):
    Issued .........................................            163           520            193             133             --
    Issued in Lieu of Cash Distributions ...........             97            62             36              --             --
    Redeemed .......................................           (582)       (2,202)            --              --             --
                                                       ------------   -----------    -----------    ------------   ------------
    Total Fiduciary Share Transactions .............           (322)       (1,620)           229             133             --
                                                       ------------   -----------    -----------    ------------   ------------
    Class A Shares (2):
    Issued .........................................             23            42            228              37             --
    Issued in Lieu of Cash Distributions ...........             16             8             27              --             --
    Redeemed .......................................            (62)          (84)           (27)             --             --
                                                       ------------   -----------    -----------    ------------   ------------
    Total Class A Share Transactions ...............            (23)          (34)           228              37             --
                                                       ------------   -----------    -----------    ------------   ------------
    Class B Shares:
    Issued .........................................             --             7             --              --             --
    Issued in Lieu of Cash Distributions ...........              6             2             --              --             --
    Redeemed .......................................            (38)          (62)            --              --             --
                                                       ------------   -----------    -----------    ------------   ------------
    Total Class B Share Transactions ...............            (32)          (53)            --              --             --
                                                       ------------   -----------    -----------    ------------   ------------
    Class C Shares (3):
    Issued .........................................              1            10              1              --             --
    Issued in Lieu of Cash Distributions ...........              1            --             --              --             --
    Redeemed .......................................             --           (10)            --              --             --
                                                       ------------   -----------    -----------    ------------   ------------
    Total Class C Share Transactions ...............              2            --              1              --             --
                                                       ------------   -----------    -----------    ------------   ------------
    Class M Shares:
    Issued .........................................             --            --            225             471            662
    Issued in Lieu of Cash Distributions ...........             --            --            776             876            550
    Redeemed .......................................             --            --           (189)           (674)          (581)
                                                       ------------   -----------    -----------    ------------   ------------
    Total Class M Share Transactions ...............             --            --            812             673            631
                                                       ------------   -----------    -----------    ------------   ------------

    Net Increase (Decrease) in Share Transactions ..           (375)       (1,707)         1,270             843            631
                                                       ============   ===========    ===========    ============   ============

                                                             CORE EQUITY                         ENHANCED GROWTH
                                                                FUND                                  FUND
                                                       --------------------------   ---------------------------------------
                                                          08/01/06      08/01/05      08/01/06    10/01/05(4)   10/01/04(5)
                                                        TO 01/31/07   TO 07/31/06   TO 01/31/07   TO 07/31/06   TO 09/30/05
                                                       --------------------------   ---------------------------------------
Shares Issued and Redeemed:
  Fiduciary Shares (1):
    Issued .........................................          1,000         1,839            --            --            --
    Issued in Lieu of Cash Distributions ...........             22            33            --            --            --
    Redeemed .......................................           (788)       (2,393)           --            --            --
                                                       ------------   -----------   -----------   -----------   -----------
    Total Fiduciary Share Transactions .............            234          (521)           --            --            --
                                                       ------------   -----------   -----------   -----------   -----------
    Class A Shares (2):
    Issued .........................................            457            38             2             5            --
    Issued in Lieu of Cash Distributions ...........              2             3            --            --            --
    Redeemed .......................................            (67)         (102)           --            --            --
                                                       ------------   -----------   -----------   -----------   -----------
    Total Class A Share Transactions ...............            392           (61)            2             5            --
                                                       ------------   -----------   -----------   -----------   -----------
    Class B Shares:
    Issued .........................................              1             3            --            --            --
    Issued in Lieu of Cash Distributions ...........              1             1            --            --            --
    Redeemed .......................................            (14)          (71)           --            --            --
                                                       ------------   -----------   -----------   -----------   -----------
    Total Class B Share Transactions ...............            (12)          (67)           --            --            --
                                                       ------------   -----------   -----------   -----------   -----------
    Class C Shares (3):
    Issued .........................................             16             5             1            --            --
    Issued in Lieu of Cash Distributions ...........             --            --            --            --            --
    Redeemed .......................................             --            (4)           --            --            --
                                                       ------------   -----------   -----------   -----------   -----------
    Total Class C Share Transactions ...............             16             1             1            --            --
                                                       ------------   -----------   -----------   -----------   -----------
    Class M Shares:
    Issued .........................................             --            --           723         1,137         7,058
    Issued in Lieu of Cash Distributions ...........             --            --            --            --           111
    Redeemed .......................................             --            --        (2,112)         (903)         (962)
                                                       ------------   -----------   -----------   -----------   -----------
    Total Class M Share Transactions ...............             --            --        (1,389)          234         6,207
                                                       ------------   -----------   -----------   -----------   -----------

    Net Increase (Decrease) in Share Transactions ..            630          (648)       (1,386)          239         6,207
                                                       ============   ===========   ===========   ===========   ===========


AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE, 0 OR HAVE BEEN ROUNDED TO
0.
  * INCLUDES REDEMPTIONS AS A RESULT OF AN IN-KIND TRANSACTION (SEE NOTE 10 IN NOTES TO FINANCIAL STATEMENTS).
(1) FIDUCIARY SHARES COMMENCED OPERATIONS ON JULY 3, 2006 FOR COGNITIVE VALUE FUND AND APRIL 4, 2006 FOR INTERNATIONAL OPPORTUNITIES FUND.
(2) CLASS A SHARES COMMENCED OPERATIONS ON APRIL 3, 2006 FOR COGNITIVE VALUE, ENHANCED GROWTH AND INTERNATIONAL OPPORTUNITIES FUNDS.
(3) CLASS C SHARES COMMENCED OPERATIONS ON APRIL 3, 2006 FOR THE COGNITIVE VALUE, ENHANCED GROWTH AND INTERNATIONAL OPPORTUNITIES FUNDS.
(4) FOR THE TEN MONTH PERIOD ENDED JULY 31, 2006. ON APRIL 3, 2006, HIGHMARK FUNDS ACQUIRED THE ASSETS AND ASSUMED THE IDENTIFIED LIABILITIES OF BAILARD COGNITIVE VALUE FUND, BAILARD ENHANCED GROWTH FUND AND BAILARD INTERNATIONAL EQUITY FUND (THE "BAILARD FUNDS") (SEE NOTE 9 IN NOTES TO FINANCIAL STATEMENTS). THE FISCAL YEAR END OF THE BAILARD FUNDS, THE PREDECESSOR FUNDS TO HIGHMARK COGNITIVE VALUE FUND, HIGHMARK ENHANCED GROWTH FUND AND HIGHMARK INTERNATIONAL OPPORTUNITIES FUND WAS SEPTEMBER
      30. THE FISCAL YEAR END OF THE SUCCESSOR HIGHMARK FUNDS IS JULY 31.
(5)   FOR THE YEAR ENDED SEPTEMBER 30.
--------------------------------------------------------------------------------

142                                 1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

                                                                    INTERNATIONAL
                                                                    OPPORTUNITIES                      LARGE CAP GROWTH
                                                                        FUND                                 FUND
                                                      -----------------------------------------   -------------------------
                                                         08/01/06     10/01/05(4)   10/01/04(5)     08/01/06       08/01/05
                                                       TO 01/31/07    TO 07/31/06   TO 09/30/05   TO 01/31/07   TO 07/31/06
                                                      -----------------------------------------   -------------------------
Shares Issued and Redeemed:
  Fiduciary Shares (1):
    Issued .........................................          1,259         1,574            --         1,120         2,368
    Issued in Lieu of Cash Distributions ...........            252            --            --             9            19
    Redeemed .......................................            (15)           --            --        (1,719)       (5,671)*
                                                      -------------   -----------   -----------   -----------   -----------
    Total Fiduciary Share Transactions .............          1,496         1,574            --          (590)       (3,284)
                                                      -------------   -----------   -----------   -----------   -----------
    Class A Shares (2):
    Issued .........................................            739           244            --            61           387
    Issued in Lieu of Cash Distributions ...........             46            --            --            --             1
    Redeemed .......................................            (43)          (15)           --          (307)         (606)
                                                      -------------   -----------   -----------   -----------   -----------
    Total Class A Share Transactions ...............            742           229            --          (246)         (218)
                                                      -------------   -----------   -----------   -----------   -----------
    Class B Shares:
    Issued .........................................             --            --            --            --            16
    Issued in Lieu of Cash Distributions ...........             --            --            --            --            --
    Redeemed .......................................             --            --            --          (129)         (244)
                                                      -------------   -----------   -----------   -----------   -----------
    Total Class B Share Transactions ...............             --            --            --          (129)         (228)
                                                      -------------   -----------   -----------   -----------   -----------
    Class C Shares (3):
    Issued .........................................            139            92            --            21            21
    Issued in Lieu of Cash Distributions ...........             18            --            --            --            --
    Redeemed .......................................            (27)           (6)           --           (41)          (38)
                                                      -------------   -----------   -----------   -----------   -----------
    Total Class C Share Transactions ...............            130            86            --           (20)          (17)
                                                      -------------   -----------   -----------   -----------   -----------
    Class M Shares:
    Issued .........................................          1,904         2,206         4,025            --            --
    Issued in Lieu of Cash Distributions ...........          2,393           855           187            --            --
    Redeemed .......................................           (364)       (1,908)       (9,076)           --            --
                                                      -------------   -----------   -----------   -----------   -----------
    Total Class M Share Transactions ...............          3,933         1,153        (4,864)           --            --
                                                      -------------   -----------   -----------   -----------   -----------

    Net Increase (Decrease) in Share Transactions ..          6,301         3,042        (4,864)         (985)       (3,747)
                                                      =============   ===========   ===========   ===========   ===========

                                                          LARGE CAP VALUE             SMALL CAP GROWTH         SMALL CAP VALUE
                                                                FUND                       FUND                     FUND
                                                      ------------------------  ------------------------  ------------------------
                                                        08/01/06     08/01/05     08/01/06     08/01/05     08/01/06     08/01/05
                                                      TO 01/31/07  TO 07/31/06  TO 01/31/07  TO 07/31/06  TO 01/31/07  TO 07/31/06
                                                      ------------------------  ------------------------  ------------------------
Shares Issued and Redeemed:
  Fiduciary Shares (1):
    Issued .........................................        2,054        5,032           68          438        2,602        3,969
    Issued in Lieu of Cash Distributions ...........           55           96          209           97        1,182          540
    Redeemed .......................................       (1,138)      (2,707)        (462)        (579)      (1,353)      (2,368)
                                                      -----------  -----------  -----------  -----------  -----------  -----------
    Total Fiduciary Share Transactions .............          971        2,421         (185)         (44)       2,431        2,141
                                                      -----------  -----------  -----------  -----------  -----------  -----------
    Class A Shares (2):
    Issued .........................................        1,436        6,579            4          113          596        2,089
    Issued in Lieu of Cash Distributions ...........           43           67           35           17          360          261
    Redeemed .......................................       (1,006)      (1,830)        (101)        (125)        (617)      (1,578)
                                                      -----------  -----------  -----------  -----------  -----------  -----------
    Total Class A Share Transactions ...............          473        4,816          (62)           5          339          772
                                                      -----------  -----------  -----------  -----------  -----------  -----------
    Class B Shares:
    Issued .........................................            7           15           --            7           91           14
    Issued in Lieu of Cash Distributions ...........           --            1            4            2            5           59
    Redeemed .......................................          (22)        (114)          (8)          (9)         (72)        (151)
                                                      -----------  -----------  -----------  -----------  -----------  -----------
    Total Class B Share Transactions ...............          (15)         (98)          (4)          --           24          (78)
                                                      -----------  -----------  -----------  -----------  -----------  -----------
    Class C Shares (3):
    Issued .........................................           76          160            1           11          138          253
    Issued in Lieu of Cash Distributions ...........            1            2           10            4          149           75
    Redeemed .......................................          (41)         (94)         (15)          (1)         (83)        (355)
                                                      -----------  -----------  -----------  -----------  -----------  -----------
    Total Class C Share Transactions ...............           36           68           (4)          14          204          (27)
                                                      -----------  -----------  -----------  -----------  -----------  -----------
    Class M Shares:
    Issued .........................................           --           --           --           --           --           --
    Issued in Lieu of Cash Distributions ...........           --           --           --           --           --           --
    Redeemed .......................................           --           --           --           --           --           --
                                                      -----------  -----------  -----------  -----------  -----------  -----------
    Total Class M Share Transactions ...............           --           --           --           --           --           --
                                                      -----------  -----------  -----------  -----------  -----------  -----------

    Net Increase (Decrease) in Share Transactions ..        1,465        7,207         (255)         (25)       2,998        2,808
                                                      ===========  ===========  ===========  ===========  ===========  ===========

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE, 0 OR HAVE BEEN ROUNDED TO
0.
  * INCLUDES REDEMPTIONS AS A RESULT OF AN IN-KIND TRANSACTION (SEE NOTE 10 IN NOTES TO FINANCIAL STATEMENTS).
(1) FIDUCIARY SHARES COMMENCED OPERATIONS ON JULY 3, 2006 FOR COGNITIVE VALUE FUND AND APRIL 4, 2006 FOR INTERNATIONAL OPPORTUNITIES FUND.
(2) CLASS A SHARES COMMENCED OPERATIONS ON APRIL 3, 2006 FOR COGNITIVE VALUE, ENHANCED GROWTH AND INTERNATIONAL OPPORTUNITIES FUNDS.
(3) CLASS C SHARES COMMENCED OPERATIONS ON APRIL 3, 2006 FOR THE COGNITIVE VALUE, ENHANCED GROWTH AND INTERNATIONAL OPPORTUNITIES FUNDS.
(4) FOR THE TEN MONTH PERIOD ENDED JULY 31, 2006. ON APRIL 3, 2006, HIGHMARK FUNDS ACQUIRED THE ASSETS AND ASSUMED THE IDENTIFIED LIABILITIES OF BAILARD COGNITIVE VALUE FUND, BAILARD ENHANCED GROWTH FUND AND BAILARD INTERNATIONAL EQUITY FUND (THE "BAILARD FUNDS") (SEE NOTE 9 IN NOTES TO FINANCIAL STATEMENTS). THE FISCAL YEAR END OF THE BAILARD FUNDS, THE PREDECESSOR FUNDS TO HIGHMARK COGNITIVE VALUE FUND, HIGHMARK ENHANCED GROWTH FUND AND HIGHMARK INTERNATIONAL OPPORTUNITIES FUND WAS SEPTEMBER
      30. THE FISCAL YEAR END OF THE SUCCESSOR HIGHMARK FUNDS IS JULY 31.
(5)   FOR THE YEAR ENDED SEPTEMBER 30.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                          143

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JANUARY 31, 2007 (UNAUDITED)

12.   SHARES ISSUED AND REDEEMED (000) (CONCLUDED)

Transactions in Fund Shares are as follows for the six month period ended January 31, 2007 (unaudited) and the year ended July 31, 2006.

                                                                                         CAPITAL GROWTH
                                                               VALUE MOMENTUM               ALLOCATION
                                                                    FUND                      FUND
                                                         ------------------------   ------------------------
                                                          08/01/06      08/01/05    08/01/06(1)   08/01/05
                                                         TO 01/31/07  TO 07/31/06   TO 01/31/07  TO 07/31/06
                                                         ------------------------   ------------------------
Shares Issued and Redeemed:
   Fiduciary Shares:
     Issued ..........................................         1,281        2,487            10           --
     Issued in Lieu of Cash Distributions ............         1,873        2,123            --           --
     Redeemed ........................................        (2,112)      (3,836)           --           --
                                                         -----------  -----------   -----------  -----------
     Total Fiduciary Share Transactions ..............         1,042          774            10           --
                                                         -----------  -----------   -----------  -----------
   Class A Shares:
     Issued ..........................................            96          180           479        1,010
     Issued in Lieu of Cash Distributions ............           127          135            39            5
     Redeemed ........................................          (132)        (219)          (99)         (85)
                                                         -----------  -----------   -----------  -----------
     Total Class A Share Transactions ................            91           96           419          930
                                                         -----------  -----------   -----------  -----------
   Class B Shares:
     Issued ..........................................             2            5            --           --
     Issued in Lieu of Cash Distributions ............            31           44            --           --
     Redeemed ........................................           (33)        (118)           --           --
                                                         -----------  -----------   -----------  -----------
     Total Class B Share Transactions ................            --          (69)           --           --
                                                         -----------  -----------   -----------  -----------
   Class C Shares:
     Issued ..........................................            13           21           277          561
     Issued in Lieu of Cash Distributions ............             7            5            21            1
     Redeemed ........................................            (4)         (14)          (57)         (42)
                                                         -----------  -----------   -----------  -----------
     Total Class C Share Transactions ................            16           12           241          520
                                                         -----------  -----------   -----------  -----------
     Net Increase (Decrease) in Share Transactions ...         1,149          813           670        1,450
                                                         ===========  ===========   ===========  ===========

                                                         DIVERSIFIED EQUITY        GROWTH & INCOME
                                                             ALLOCATION              ALLOCATION
                                                              FUND (2)                  FUND
                                                         ------------------   ------------------------
                                                               11/15/06       08/01/06(1)   08/01/05
                                                             TO 01/31/07      TO 01/31/07  TO 07/31/06
                                                         ------------------   ------------------------
Shares Issued and Redeemed:
   Fiduciary Shares:
     Issued ..........................................                    5             4           --
     Issued in Lieu of Cash Distributions ............                   --            --           --
     Redeemed ........................................                   --            --           --
                                                         ------------------   -----------  -----------
     Total Fiduciary Share Transactions ..............                    5             4           --
                                                         ------------------   -----------  -----------
   Class A Shares:
     Issued ..........................................                   79           450        1,083
     Issued in Lieu of Cash Distributions ............                   --            42            9
     Redeemed ........................................                   --          (101)        (150)
                                                         ------------------   -----------  -----------
     Total Class A Share Transactions ................                   79           391          942
                                                         ------------------   -----------  -----------
   Class B Shares:
     Issued ..........................................                   --            --           --
     Issued in Lieu of Cash Distributions ............                   --            --           --
     Redeemed ........................................                   --            --           --
                                                         ------------------   -----------  -----------
     Total Class B Share Transactions ................                   --            --           --
                                                         ------------------   -----------  -----------
   Class C Shares:
     Issued ..........................................                   28           265          356
     Issued in Lieu of Cash Distributions ............                   --            15            2
     Redeemed ........................................                   --           (47)         (41)
                                                         ------------------   -----------  -----------
     Total Class C Share Transactions ................                   28           233          317
                                                         ------------------   -----------  -----------
     Net Increase (Decrease) in Share Transactions ...                  112           628        1,259
                                                         ==================   ===========  ===========

                                                                SHORT TERM             CALIFORNIA TAX-FREE
                                                                   BOND                   MONEY MARKET
                                                                   FUND                       FUND
                                                         ------------------------   ------------------------
                                                           08/01/06     08/01/05      08/01/06    08/01/05
                                                         TO 01/31/07  TO 07/31/06   TO 01/31/07  TO 07/31/06
                                                         ------------------------   ------------------------
Shares Issued and Redeemed:
   Fiduciary Shares:
     Issued ..........................................           834        1,651       254,919      538,460
     Issued in Lieu of Cash Distributions ............            49           51            --           25
     Redeemed ........................................          (252)        (457)     (174,521)    (550,493)
                                                         -----------  -----------   -----------  -----------
     Total Fiduciary Share Transactions ..............           631        1,245        80,398      (12,008)
                                                         -----------  -----------   -----------  -----------
   Class A Shares:
     Issued ..........................................           202          170       245,393      538,589
     Issued in Lieu of Cash Distributions ............             2            2         4,071        6,054
     Redeemed ........................................          (266)        (204)     (196,220)    (534,337)
                                                         -----------  -----------   -----------  -----------
     Total Class A Share Transactions ................           (62)         (32)       53,244       10,306
                                                         -----------  -----------   -----------  -----------
   Class B Shares:
     Issued ..........................................            --           --            --           --
     Issued in Lieu of Cash Distributions ............            --           --            --           --
     Redeemed ........................................            --           --            --           --
                                                         -----------  -----------   -----------  -----------
     Total Class B Share Transactions ................            --           --            --           --
                                                         -----------  -----------   -----------  -----------
   Class C Shares:
     Issued ..........................................             2          289            --           --
     Issued in Lieu of Cash Distributions ............            --           --            --           --
     Redeemed ........................................           (39)         (36)           --           --
                                                         -----------  -----------   -----------  -----------
     Total Class C Share Transactions ................           (37)         253            --           --
                                                         -----------  -----------   -----------  -----------
   Class S Shares:
     Issued ..........................................            --           --       112,434      204,308
     Issued in Lieu of Cash Distributions ............            --           --           530          700
     Redeemed ........................................            --           --      (111,172)    (201,798)
                                                         -----------  -----------   -----------  -----------
     Total Class S Share Transactions ................            --           --         1,792        3,210
                                                         -----------  -----------   -----------  -----------
     Net Increase (Decrease) in Share Transactions ...           532        1,466       135,434        1,508
                                                         ===========  ===========   ===========  ===========

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE, 0 OR HAVE BEEN ROUNDED TO
0.
(1)   FIDUCIARY SHARES COMMENCED OPERATIONS ON NOVEMBER 15, 2006.
(2)   COMMENCED OPERATIONS ON NOVEMBER 15, 2006.

--------------------------------------------------------------------------------

144                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

                                                                 INCOME PLUS
                                                                  ALLOCATION                  BOND
                                                                     FUND                     FUND
                                                         ------------------------   ------------------------
                                                         08/01/06(1)   08/01/05       08/01/06     08/01/05
                                                         TO 01/31/07  TO 07/31/06   TO 01/31/07  TO 07/31/06
                                                         ------------------------   ------------------------
Shares Issued and Redeemed:
   Fiduciary Shares:
     Issued ..........................................            --           --         2,058        7,043
     Issued in Lieu of Cash Distributions ............            --           --           371          946
     Redeemed ........................................            --           --        (6,592)      (9,683)
                                                         -----------  -----------   -----------  -----------
     Total Fiduciary Share Transactions ..............            --           --        (4,163)      (1,694)
                                                         -----------  -----------   -----------  -----------
   Class A Shares:
     Issued ..........................................            68          116            17          128
     Issued in Lieu of Cash Distributions ............             4            2            56          123
     Redeemed ........................................           (20)         (48)         (305)        (945)
                                                         -----------  -----------   -----------  -----------
     Total Class A Share Transactions ................            52           70          (232)        (694)
                                                         -----------  -----------   -----------  -----------
   Class B Shares:
     Issued ..........................................            --           --            --           10
     Issued in Lieu of Cash Distributions ............            --           --            10           23
     Redeemed ........................................            --           --           (77)        (117)
                                                         -----------  -----------   -----------  -----------
     Total Class B Share Transactions ................            --           --           (67)         (84)
                                                         -----------  -----------   -----------  -----------
   Class C Shares:
     Issued ..........................................            43           86             2            8
     Issued in Lieu of Cash Distributions ............             2            2            --           --
     Redeemed ........................................            (1)         (13)           --           (3)
                                                         -----------  -----------   -----------  -----------
     Total Class C Share Transactions ................            44           75             2            5
                                                         -----------  -----------   -----------  -----------
     Net Increase (Decrease) in Share Transactions ...            96          145        (4,460)      (2,467)
                                                         ===========  ===========   ===========  ===========

                                                          CALIFORNIA INTERMEDIATE     NATIONAL INTERMEDIATE
                                                               TAX-FREE BOND              TAX-FREE BOND
                                                                   FUND                       FUND
                                                         ------------------------   ------------------------
                                                          08/01/06      08/01/05     08/01/06      08/01/05
                                                         TO 01/31/07  TO 07/31/06   TO 01/31/07  TO 07/31/06
                                                         ------------------------   ------------------------
Shares Issued and Redeemed:
   Fiduciary Shares:
     Issued ..........................................           303          670            91          134
     Issued in Lieu of Cash Distributions ............            44          116            23           59
     Redeemed ........................................          (719)      (1,158)         (462)      (1,298)
                                                         -----------  -----------   -----------  -----------
     Total Fiduciary Share Transactions ..............          (372)        (372)         (348)      (1,105)
                                                         -----------  -----------   -----------  -----------
   Class A Shares:
     Issued ..........................................            68          383            58           75
     Issued in Lieu of Cash Distributions ............            52          147             5           12
     Redeemed ........................................          (881)      (2,054)          (30)        (150)
                                                         -----------  -----------   -----------  -----------
     Total Class A Share Transactions ................          (761)      (1,524)           33          (63)
                                                         -----------  -----------   -----------  -----------
   Class B Shares:
     Issued ..........................................            --            2            --           --
     Issued in Lieu of Cash Distributions ............             7           17            --           --
     Redeemed ........................................           (28)        (102)           --           --
                                                         -----------  -----------   -----------  -----------
     Total Class B Share Transactions ................           (21)         (83)           --           --
                                                         -----------  -----------   -----------  -----------
   Class C Shares:
     Issued ..........................................             8           14            --           --
     Issued in Lieu of Cash Distributions ............             1            3            --           --
     Redeemed ........................................           (27)         (54)           --           (2)
                                                         -----------  -----------   -----------  -----------
     Total Class C Share Transactions ................           (18)         (37)           --           (2)
                                                         -----------  -----------   -----------  -----------
     Net Increase (Decrease) in Share Transactions ...        (1,172)      (2,016)         (315)      (1,170)
                                                         ===========  ===========   ===========  ===========

                                                             DIVERSIFIED              U.S. GOVERNMENT          100% U.S. TREASURY
                                                             MONEY MARKET              MONEY MARKET               MONEY MARKET
                                                                 FUND                      FUND                       FUND
                                                       ------------------------  ------------------------  ------------------------
                                                         08/01/06     08/01/05     08/01/06     08/01/05     08/01/06     08/01/05
                                                       TO 01/31/07  TO 07/31/06  TO 01/31/07  TO 07/31/06  TO 01/31/07  TO 07/31/06
                                                       ------------------------  ------------------------  ------------------------
Shares Issued and Redeemed:
   Fiduciary Shares:
     Issued ........................................     2,258,628    5,610,560    1,840,492    4,084,427      978,713    2,941,432
     Issued in Lieu of Cash Distributions ..........         9,733       14,690          187          298          393          624
     Redeemed ......................................    (2,448,554)  (5,819,885)  (1,926,714)  (4,015,957)  (1,036,739)  (2,956,423)
                                                       -----------  -----------  -----------  -----------  -----------  -----------
     Total Fiduciary Share Transactions ............      (180,193)    (194,635)     (86,035)      68,768      (57,633)     (14,367)
                                                       -----------  -----------  -----------  -----------  -----------  -----------
   Class A Shares:
     Issued ........................................       374,228      854,366       42,762       74,914      204,817      403,706
     Issued in Lieu of Cash Distributions ..........        17,161       23,518          650        1,152        2,972        5,056
     Redeemed ......................................      (329,324)    (709,417)     (46,988)     (76,752)    (264,114)    (432,280)
                                                       -----------  -----------  -----------  -----------  -----------  -----------
     Total Class A Share Transactions ..............        62,065      168,467       (3,576)        (686)     (56,325)     (23,518)
                                                       -----------  -----------  -----------  -----------  -----------  -----------
   Class B Shares:
     Issued ........................................            --           --           41          138           --           --
     Issued in Lieu of Cash Distributions ..........            --           --           13           27           --           --
     Redeemed ......................................            --           --         (279)        (563)          --           --
                                                       -----------  -----------  -----------  -----------  -----------  -----------
     Total Class B Share Transactions ..............            --           --         (225)        (398)          --           --
                                                       -----------  -----------  -----------  -----------  -----------  -----------
   Class C Shares:
     Issued ........................................            --           --           24           60           --           --
     Issued in Lieu of Cash Distributions ..........            --           --            1            1           --           --
     Redeemed ......................................            --           --          (20)          --           --           --
                                                       -----------  -----------  -----------  -----------  -----------  -----------
     Total Class C Share Transactions ..............            --           --            5           61           --           --
                                                       -----------  -----------  -----------  -----------  -----------  -----------
   Class S Shares:
     Issued ........................................       657,394    2,559,035      378,112      616,790      516,452    1,063,189
     Issued in Lieu of Cash Distributions ..........         9,495       18,501        2,413        3,315        5,269        8,571
     Redeemed ......................................      (710,338)  (2,758,484)    (366,177)    (585,681)    (499,836)  (1,099,919)
                                                       -----------  -----------  -----------  -----------  -----------  -----------
     Total Class S Share Transactions ..............       (43,449)    (180,948)      14,348       34,424       21,885      (28,159)
                                                       -----------  -----------  -----------  -----------  -----------  -----------
     Net Increase (Decrease) in Share
       Transactions ................................      (161,577)    (207,116)     (75,483)     102,169      (92,073)     (66,044)
                                                       ===========  ===========  ===========  ===========  ===========  ===========

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE, 0 OR HAVE BEEN ROUNDED TO
0.
(1)   FIDUCIARY SHARES COMMENCED OPERATIONS ON NOVEMBER 15, 2006.
(2)   COMMENCED OPERATIONS ON NOVEMBER 15, 2006.

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NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
JANUARY 31, 2007 (UNAUDITED)

13.   NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes". This standard requires the evaluation as to whether a tax position taken or expected to be taken on a tax return has a "more-likely-than-not" probability of being sustained by the taxing authority and requires the measurement of those tax positions meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely of being realized upon ultimate settlement. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that management believes will more-likely-than-not be sustained as of the adoption date. The Funds will not be required to adopt FIN 48 until July 31, 2008. As of January 31, 2007, the Funds have not completed their evaluation of the impact, if any, that will result from the adoption of FIN 48.

In September 2006, the FASB issued STATEMENT ON FINANCIAL ACCOUNTING STANDARDS
(SFAS) NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of January 31, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

14.   SUBSEQUENT EVENT

At a special meeting held on February 27, 2007, the shareholders of HighMark Small Cap Growth Fund voted to authorize the Board of Trustees of HighMark Funds to convert, or to cause the conversion of all, or such portion of HighMark Small Cap Growth Fund's assets as the Board of Trustees of HighMark Funds deemed appropriate to cash.

The result of the vote was as follows:

                                        NO. OF     % OF OUTSTANDING  % OF SHARES
                                        SHARES          SHARES         PRESENT
--------------------------------------------------------------------------------
Affirmative                         1,801,078.606       85.259%        99.426%
Against                                 7,980.154        0.377%         0.441%
Abstain                                 2,417.907        0.115%         0.133%
                                    -------------       ------         ------
Total                               1,811,476.667       85.751%        100.00%

As a consequence of the vote, on March 6, 2007, the Small Cap Growth Fund liquidated its assets, and the proceeds net of outstanding liabilities were distributed to the Fund's shareholders.

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BOARD APPROVAL OF THE EXISTING ADVISORY AND
SUB-ADVISORY AGREEMENTS (UNAUDITED)

The Board of Trustees, which consists entirely of trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) of HighMark, the Adviser or the sub-advisers of the Funds ("Independent Trustees"), considers matters bearing on the advisory agreement between HighMark and the Adviser (the "Investment Advisory Agreement") and the sub-advisory agreements that relate to the Funds at most of its meetings throughout the year.

Once a year, usually in the summer, the Board of Trustees meets to extensively review the Investment Advisory Agreement and the sub-advisory agreements (unless with respect to any agreement it is still within the first year of its initial term) to determine whether to approve the continuation of the agreements for an additional one-year period. In connection with these annual determinations, the Trustees receive materials that the Adviser and the Funds' sub-advisers believe to be reasonably necessary for the Trustees to evaluate the agreements. These materials generally include, among other items,

      o information on the investment performance of the Funds and the performance of peer groups of mutual funds and the Funds' performance benchmarks,

      o information on the Funds' advisory and sub-advisory fees and other expenses, including information comparing the Funds' expenses to those of peer groups of mutual funds and information about any applicable expense caps and fee "breakpoints" (fee rates that decline as Fund assets reach higher levels),

      o sales and redemption data for the Funds,

      o information about the profitability of the Adviser and the sub-advisers with respect to their provision of services to the Funds and

      o information obtained through the completion of an informational questionnaire sent to the Adviser and the sub-advisers by the Trustees.

The Board of Trustees may also consider other material facts such as:

      o the Adviser's and the sub-advisers' financial results and financial condition,

      o the size, education and experience of the Adviser's and each sub-adviser's investment staff and their use of technology, external research and trading cost measurement tools,

      o the procedures employed to determine the value of the Funds' assets,

      o the allocation of the Funds' brokerage, if any, including allocations to brokers affiliated with the Adviser or any sub-adviser and the use of "soft" commission dollars to pay for research and services for the Adviser and the sub-advisers,

      o the Adviser's and the sub-advisers' resources devoted to, and record of compliance with, the Funds' investment policies and restrictions, policies on personal securities transactions and other compliance policies and

      o the economic outlook generally and for the mutual fund industry in particular.

Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Adviser and the sub-advisers. The Trustees also meet with, and ask questions of, representatives of the Adviser and the sub-advisers, either in person or by conference telephone.

In addition to the foregoing, the Board of Trustees may meet at other times during the year at its regular or special meetings to approve new agreements relating to new funds or with new portfolio managers or sub-advisers or to approve amendments to existing agreements. In these instances, the Trustees may receive and consider all or any portion of the materials and facts referenced above relating to the applicable Fund or Funds depending on such materials' applicability to the agreement, agreements or approvals in question.

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BOARD APPROVAL OF THE EXISTING ADVISORY AND
SUB-ADVISORY AGREEMENTS (UNAUDITED) (CONTINUED)

During the period covered by this semi-annual report, HighMark established HighMark Diversified Equity Allocation Fund, a new series of HighMark (the "Diversified Equity Fund"). In connection with its approval of the establishment of the Diversified Equity Fund, the Board of Trustees, at a meeting held on September 28, 2006, approved amending the schedule to the Investment Advisory Agreement to include the Diversified Equity Fund (the "Amendment"). In connection with such approval at the September 28, 2006 meeting, the Board of Trustees relied on information provided at such meeting as well as information relating to the Adviser and its management of the Funds that was provided to the Board of Trustees in connection with its annual review of the Investment Advisory Agreement in June, 2006. In considering whether to approve the Amendment, the Board of Trustees did not identify any single factor as determinative. Matters considered by the Trustees in connection with their approval of the Amendment included the following:

THE NATURE, EXTENT AND QUALITY OF THE SERVICES TO BE PROVIDED TO THE DIVERSIFIED EQUITY FUND UNDER THE AMENDMENT. The Trustees considered the nature, extent and quality of the services to be provided by the Adviser to the Diversified Equity Fund and the resources to be dedicated to the Diversified Equity Fund by the Adviser. The Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds offering a variety of investment disciplines and providing for a variety of fund and shareholder services. After reviewing these and related factors and discussions with Fund management, the Trustees concluded, within the context of their overall conclusions regarding the Amendment, that the nature, extent and quality of services to be provided by the Adviser supported approval of the Amendment.

INVESTMENT PERFORMANCE OF THE ADVISER WITH RESPECT TO OTHER FUNDS. The Trustees considered the investment performance of the Adviser with respect to HighMark's existing asset allocation Funds. The Trustees also considered the Adviser's reputation generally. After reviewing these and related factors and discussions with Fund management, the Trustees concluded, within the context of their overall conclusions regarding the Amendment, that the investment performance of the Adviser in managing HighMark's existing asset allocation Funds supported approval of the Amendment.

THE COSTS OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM ITS RELATIONSHIP WITH THE DIVERSIFIED EQUITY FUND. The Trustees considered and had discussions with Fund management regarding the fees proposed to be charged to the Diversified Equity Fund for advisory services as well as the proposed total expense levels of the Diversified Equity Fund. This information included comparisons of the advisory fees and total expense levels of the Diversified Equity Fund to the advisory fees and total expense levels of other mutual funds within the same investment peer group and investment universe. In evaluating the Diversified Equity Fund's advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of the Diversified Equity Fund. The Trustees also considered whether any compensation other than advisory fees would be received by the Adviser and its affiliates from the Diversified Equity Fund or any other Fund. Since the Adviser has not yet provided any services to the Diversified Equity Fund, the Trustees were not provided information relating to the profitability of the Adviser's relationship with the Diversified Equity Fund. When reviewing the fees proposed by the Adviser, the Trustees took into account the proposed expense levels of the Diversified Equity Fund and the proposed expense caps. After reviewing these and related factors and discussions with Fund management, the Trustees concluded, within the context of their overall conclusions regarding the Amendment, that the advisory fees proposed to be charged by the Adviser relating to its services to be provided to the Diversified Equity Fund were fair and reasonable and supported approval of the Amendment.

ECONOMIES OF SCALE. The Trustees considered the possible existence of economies of scale in the provision of services by the Adviser. The Trustees noted that Class A shares, Class C shares and the Fiduciary Class shares of the Diversified Equity Fund are proposed to benefit from expense caps and certain voluntary fee waivers. After reviewing these and related factors and discussions with Fund management, the Trustees considered, within the context of their overall conclusions regarding the Amendment, that the extent to which any economies of scale are to be shared with the Diversified Equity Fund supported the approval of the Amendment.

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The Trustees also considered other factors, which included but were not limited to the following:

      o the compliance programs of the Adviser.

      o the nature, quality, cost and extent of administrative, custody, securities lending and shareholder services performed by the Adviser and its affiliates, both under the Amendment and under other separate agreements with or with respect to HighMark.

      o so-called "fallout benefits" to the Adviser, such as the engagement of affiliates of the Adviser to provide custody, securities lending, administration and other services to the Funds, and the benefits of investment research provided to the Adviser by reason of brokerage commissions that could be generated by the Diversified Equity Fund's securities transactions. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees approved the Amendment.

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HIGHMARK FUND INFORMATION

HighMark Funds is committed to managing our mutual funds in the best interests of our shareholders. The Board of Trustees of HighMark Funds has delegated the authority to vote proxies on behalf of the Funds that own voting securities to the Adviser. The Board has authorized the Adviser to delegate proxy voting authority with respect to a Fund to that Fund's sub-adviser. A description of the proxy voting guidelines and policies that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request by calling our investor services desk at 1-800-433-6884; (ii) on the SEC's website at http://www.sec.gov; and (iii) on HighMark Funds' website at http://www.highmarkfunds.com. Information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling our investor services desk at 1-800-433-6884;(ii) on the SEC's website at http://www.sec.gov; and (iii) on the HighMark Funds' website at http://www.highmarkfunds.com. The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q are available (i) without charge upon request by calling our investor services desk at 1-800-433-6884; (ii) on the Commission's website at http://www.sec.gov; (iii) on the HighMark Funds' website at http://www.highmarkfunds.com; and (iv) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                          FIDUCIARY SHARES INFORMATION

FUND                                     CUSIP         TICKER            FUND #

BALANCED                               431114792        HMBAX              491
COGNITIVE VALUE                        431112390        HCLFX             2209
CORE EQUITY                            431112788        HMCFX             1627
ENHANCED GROWTH                        431112358        HEGFX             2210
INTERNATIONAL OPPORTUNITIES            431112341        HIOFX             2211
LARGE CAP GROWTH                       431114818        HMGRX              492
LARGE CAP VALUE                        431114206        HMIEX              490
SMALL CAP GROWTH                       431112739        HSRFX             1204
SMALL CAP VALUE                        431112101        HMSCX              148
VALUE MOMENTUM                         431114677        HMVMX              871
CAPITAL GROWTH ALLOCATION FUND         431112283        HGAFX             2198
DIVERSIFIED EQUITY ALLOCATION FUND     431112317        HEAFX             2195
GROWTH & INCOME ALLOCATION FUND        431112325        HGIFX             2197
INCOME PLUS ALLOCATION FUND            431112333        HPAFX             2196
BOND                                   431114305        HMBDX              489
CA INTERMEDIATE TAX-FREE BOND          431114644        HMITX              847
NATIONAL INTERMEDIATE TAX-FREE BOND    431112655        HMNTX             1600
SHORT TERM BOND                        431112549        HMSFX             1506
CA TAX-FREE MONEY MARKET               431114842        HMCXX              487
DIVERSIFIED MONEY MARKET               431114883        HMDXX              484
U.S. GOVERNMENT MONEY MARKET           431114701        HMGXX              485
100% U.S. TREASURY MONEY MARKET        431114503        HMTXX              486

                            RETAIL SHARES INFORMATION

BALANCED
    CLASS A SHARES                     431114776        HMBRX              480
    CLASS B SHARES                     431114545        HMBBX              452
    CLASS C SHARES                     431112887        HMBCX             1760

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                      RETAIL SHARES INFORMATION (CONTINUED)

FUND                                     CUSIP         TICKER            FUND #

COGNITIVE VALUE
    CLASS A SHARES                     431112432        HCLAX             2203
    CLASS C SHARES                     431112424        HCLCX             2206

CORE EQUITY
    CLASS A SHARES                     431112770        HCEAX             1626
    CLASS B SHARES                     431112762        HCEBX             1628
    CLASS C SHARES                     431112754        HCECX             1632

ENHANCED GROWTH
    CLASS A SHARES                     431112382        HEHAX             2204
    CLASS C SHARES                     431112374        HEGCX             2207

INTERNATIONAL OPPORTUNITIES
    CLASS A SHARES                     431112481        HIOAX             2205
    CLASS C SHARES                     431112473        HITCX             2208

LARGE CAP GROWTH
    CLASS A SHARES                     431114768        HMRGX              481
    CLASS B SHARES                     431114511        HMGBX              455
    CLASS C SHARES                     431112879        HGRCX             1755

LARGE CAP VALUE
    CLASS A SHARES                     431114784        HMERX              479
    CLASS B SHARES                     431114537        HIEBX              457
    CLASS C SHARES                     431112861        HIECX             1754

SMALL CAP GROWTH
    CLASS A SHARES                     431112713        HSRAX             1201
    CLASS B SHARES                     431112697        HSRBX             1202
    CLASS C SHARES                     431112689        HSRCX             1203

SMALL CAP VALUE
    CLASS A SHARES                     431112200        HASVX               41
    CLASS B SHARES                     431112309        HBSVX              123
    CLASS C SHARES                     431112820        HSVCX             1756

VALUE MOMENTUM
    CLASS A SHARES                     431114628        HMVLX              870
    CLASS B SHARES                     431114529        HVMBX              456
    CLASS C SHARES                     431112812        HVMCX             1753

CAPITAL GROWTH ALLOCATION
    CLASS A SHARES                     431112564        HMAAX             1494
    CLASS C SHARES                     431112556        HMACX             1497

DIVERSIFIED EQUITY ALLOCATION
    CLASS A SHARES                     431112275        HEAAX             2193
    CLASS C SHARES                     431112291        HEACX             2194

GROWTH & INCOME ALLOCATION
    CLASS A SHARES                     431112580        HMRAX             1493
    CLASS C SHARES                     431112572        HMRCX             1496

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HIGHMARK FUND INFORMATION (Concluded)

                      RETAIL SHARES INFORMATION (CONTINUED)

FUND                                     CUSIP         TICKER            FUND #

INCOME PLUS ALLOCATION
    CLASS A SHARES                     431112614        HMPAX             1495
    CLASS C SHARES                     431112598        HMPCX             1498

BOND
    CLASS A SHARES                     431114743        HMRBX              478
    CLASS B SHARES                     431112747        HBDBX             1090
    CLASS C SHARES                     431112648        HBDCX             1492

CA INTERMEDIATE TAX-FREE BOND
    CLASS A SHARES                     431114578        HMCIX              846
    CLASS B SHARES                     431112796        HCABX             1761
    CLASS C SHARES                     431112630        HCTCX             1491

NATIONAL INTERMEDIATE TAX-FREE BOND
    CLASS A SHARES                     431112663        HMNFX             1598
    CLASS C SHARES                     431112622        HNTCX             1490

SHORT TERM BOND
    CLASS A SHARES                     431112523        HMSAX             1505
    CLASS C SHARES                     431112515        HMTCX             1470

CA TAX-FREE MONEY MARKET
    CLASS A SHARES                     431114859        HMAXX              476

DIVERSIFIED MONEY MARKET
    CLASS A SHARES                     431114800        HMVXX              473

U.S. GOVERNMENT MONEY MARKET
    CLASS A SHARES                     431114602        HMUXX              474
    CLASS B SHARES                     431114495        HGBXX              450
    CLASS C SHARES                     431112531        HGTXX             1499

100% U.S. TREASURY MONEY MARKET
    CLASS A SHARES                     431114404        HMRXX              475

                           CLASS S SHARES INFORMATION

CA TAX-FREE MONEY MARKET
    CLASS S SHARES                     431112705        HCSXX             1727

DIVERSIFIED MONEY MARKET
    CLASS S SHARES                     431112408        HDSXX             1728

U.S. GOVERNMENT MONEY MARKET
    CLASS S SHARES                     431112507        HGSXX             1729

100% U.S. TREASURY MONEY MARKET
    CLASS S SHARES                     431112606        HUSXX             1730

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                           CLASS M SHARES INFORMATION

FUND                                     CUSIP         TICKER            FUND #

COGNITIVE VALUE
    CLASS M SHARES                     431112416        HCLMX             2200

ENHANCED GROWTH
    CLASS M SHARES                     431112366        HEGMX             2201

INTERNATIONAL OPPORTUNITIES
    CLASS M SHARES                     431112499        HIOMX             2202

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NOTES

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NOTES

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SERVICE PROVIDERS & BOARD OF TRUSTEES

INVESTMENT ADVISER & ADMINISTRATOR
HighMark Capital Management, Inc.
350 California Street
San Francisco, CA 94104

SUB-ADVISERS
Cognitive Value Fund,
Enhanced Growth Fund and
International Opportunities Fund:
Bailard, Inc.
950 Tower Lane, Suite 1900
Foster City, CA 94404-2131

Large Cap Value Fund:
Aronson+Johnson+Ortiz, LP
230 South Broad Street, 20th Floor
Philadelphia, PA 19102

Small Cap Growth Fund:
Trusco Capital Management, Inc.
50 Hurt Plaza, Suite 1400
Atlanta, GA 30303

Small Cap Value Fund:
LSV Asset Management
One North Wacker Drive, Suite 4000
Chicago, IL 60606

CUSTODIAN
Union Bank of California, N.A.
350 California Street
San Francisco, CA 94104

DISTRIBUTOR
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL
Ropes & Gray LLP
One Embarcadero Center, Suite 2200
San Francisco, CA 94111

AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, NY 10281

TRANSFER AGENT
State Street Bank & Trust Co.
PO Box 8416
Boston, MA 02266

BOARD OF TRUSTEES
Joseph C. Jaeger, Chairman
Thomas L. Braje, Vice Chairman
David Benkert
David A. Goldfarb
Michael L. Noel
Robert M. Whitler

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                        TO LEARN MORE ABOUT HIGHMARK, VISIT US AT
                        WWW.HIGHMARKFUNDS.COM OR CALL:

                        INVESTOR SERVICES DESK
                        1.800.433.6884

                        INVESTMENT PROFESSIONAL SUPPORT DESK
                        1.800.455.5609




                        THANK YOU
                        FOR YOUR INVESTMENT.

                        [HIGHMARK FUNDS LOGO OMITTED](R)












                        ------------------------------
                          Mutual Funds:
                          o are not FDIC insured
                          o have no bank guarantee
                          o may lose value
                        ------------------------------

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[HIGHMARK FUNDS LOGO OMITTED](R)



445 South Figueroa Street o Suite 306 o Los Angeles o California o 90071














WWW.HIGHMARKFUNDS.COM

HMK-SA-003-0400
84808 (01/07)

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ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Included as part of Item 1 above.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, in cases where those changes were implemented after the Funds last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       HighMark Funds


By (Signature and Title)*          /s/ Earle A. Malm II
                                   --------------------
                                   Earle A. Malm II, President

Date:  April 6, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*          /s/ Earle A. Malm II
                                   ---------------------------
                                   Earle A. Malm II, President

Date:  April 6, 2007


By (Signature and Title)*          /s/ Jennifer E. Spratley
                                   ------------------------
                                   Jennifer E. Spratley, Chief Financial Officer

Date:  April 6, 2007


* Print the name and title of each signing officer under his or her signature.